As filed with the Securities and Exchange Commission
                               on July 31, 1998
                      Registration No. 333-09703; 811-07745
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                             Post-Effective Amendment No. 4               [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]

                                 Amendment No. 5                          [X]
                        (Check appropriate box or boxes)
                           -----------------------
                          NATIONS LIFEGOAL FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                              One NationsBank Plaza
                                   33rd Floor
                         Charlotte, North Carolina 28255
          (Address of Principal Executive Offices, including Zip Code)
                          --------------------------
      Registrant's Telephone Number, including Area Code: (800) 626-2275
                        c/o The Corporation Trust Company
                                 32 South Street
                            Baltimore, Maryland 21202
                     (Name and Address of Agent for Service)

                                 With copies to:

Robert M. Kurucza, Esq.                        Carl Frischling, Esq.
Marco E. Adelfio, Esq.                         Kramer, Levin, Naftalis & Frankel
Morrison & Foerster LLP                        919 3rd Avenue
2000 Pennsylvania Ave., N.W.                   New York, New York 10022
Suite 5500
Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant         [ ] on (date) pursuant
     to Rule 485(b), or                           to Rule 485(b), or

[ ]  60 days after filing pursuant            [ ] on (date) pursuant
     to Rule 485(a), or                           to Rule 485(a).

[ ]  75 days after filing pursuant to         [ ] on (date) pursuant to
     paragraph (a)(2)                             paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            EXPLANATORY NOTE

      This Post-Effective Amendment No. 4 to the Registration Statement of Nations LifeGoal Funds, Inc. (the "Company") is being filed in order to update financial information and to make other non-material changes.

                          NATIONS LIFEGOAL FUNDS, INC.
                              CROSS REFERENCE SHEET

N-1A ITEM NO.                          LOCATION

PART A                                 PART A

Item 1.  Cover Page                    Cover Page

Item 2.  Synopsis                      Prospectus Summary

Item 3.  Condensed Financial           Not Applicable
         Information

Item 4.  General Description of        Objectives; How Objectives Are Pursued;
         Registrant                    Description of Underlying Nations Funds

Item 5.  Management of the Fund        How the LifeGoal Funds Are Managed;
                                       Shareholder Servicing and Distribution
                                       Plans (for Investor A, Investor B and
                                       Investor C Shares); Shareholder
                                       Administration Arrangements (for
                                       Primary B Shares)

Item 6.  Capital Stock and Other       How Dividends and Distributions Are
         Securities                    Made; Tax Information; Organization
                                       and History

Item 7.  Purchase of Securities Being  Expenses Summary; How Performance
         Offered Is Shown; How to Buy Shares; How The LifeGoal Funds Value Their Shares

Item 8.  Redemption or Repurchase      How to Redeem Shares;
                                       How to Exchange Shares

Item 9.  Pending Legal Proceedings     Not Applicable

PART B                                 PART B

Item 10. Cover Page                    Cover Page

Item 11. Table of Contents             Table of Contents

Item 12. General Information and       Introduction
         History

Item 13. Investment Objectives         Additional Information on the LifeGoal
         and Policies                  Fund Investments; Additional
                                       Information on Underlying Nations
                                       Funds Investments

Item 14. Management of the Fund        Directors and Officers of the LifeGoal
                                       Funds; Investment Advisory,
                                       Administration, Custody, Transfer
                                       Agency, Shareholder Servicing and
                                       Distribution Agreements

Item 15. Control Persons and           Miscellaneous
         Principal Holders of
         Securities

Item 16. Investment Advisory and       Investment Advisory, Administration,
         Other Services                Custody, Transfer Agency, Shareholder
                                       Servicing, Shareholder Administration and
                                       Distribution Agreements; Counsel

Item 17. Brokerage Allocation and      Not Applicable
         Other Practices

Item 18. Capital Stock and Other       Description of Shares
         Securities

Item 19. Purchase, Redemption and      Purchases and Redemptions, Net Asset
         Pricing of Securities Being   Value Determination
         Offered

Item 20. Tax Status                    Additional Information Concerning Taxes

Item 21. Underwriters                  Distributor, Distribution Plans and
                                       Shareholder Servicing Plans for Investor
                                       Shares, Expenses

Item 22. Calculation of Performance    Additional Information on Performance
         Data

Item 23. Financial Statements          Independent Accountant and Reports

PART C                                 PART C

Part C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document

Prospectus
                                                                Primary A Shares

                                                                 August 1, 1998




LIFEGOAL PORTFOLIOS
LifeGoal Growth Portfolio
LifeGoal Balanced Growth Portfolio
LifeGoal Income and Growth Portfolio



















                                                           (NATIONS FUNDS logo)




Investment Adviser: NationsBanc Advisors, Inc.
Investment Sub-Adviser: TradeStreet Investment Associates, Inc.
Distributor: Stephens Inc.


TR-96700-8/98


Prospectus
                                                                Primary A Shares

                                                                  August 1, 1998


This Prospectus describes three diversified investment portfolios, LIFEGOAL
GROWTH PORTFOLIO, LIFEGOAL BALANCED GROWTH PORTFOLIO, and LIFEGOAL INCOME AND          LIFEGOAL PORTFOLIOS:
GROWTH PORTFOLIO (each a "LifeGoal Portfolio" and, collectively, the "LifeGoal         LifeGoal Growth Portfolio
Portfolios"), of Nations LifeGoal Funds, Inc. (the "Company"), an open-end             LifeGoal Balanced Growth Portfolio
management investment company in the Nations Funds Family. The LifeGoal                LifeGoal Income and Growth Portfolio
Portfolios invest substantially all of their assets in certain other funds within the Nations Funds Family. These underlying funds are referred to in this
Prospectus as "Nations Funds." This Prospectus describes one class of shares of each LifeGoal Portfolio -- Primary A Shares.

This Prospectus sets forth concisely the information about each LifeGoal
Portfolio that a prospective purchaser of Primary A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the LifeGoal Portfolios is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the Nations Funds
Family at its address or telephone number shown below. The SAI for the LifeGoal
Portfolios, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the LifeGoal Portfolios. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the LifeGoal Portfolios. As used in this Prospectus, the term "Adviser" refers to NBAI, TradeStreet, Gartmore Global
Partners, Brandes Investment Partners, L.P. and/or Marsico Capital Management,
LLC as the context may require, see "How The LifeGoal Portfolios Are Managed."

SHARES OF THE NATIONS FUNDS FAMILY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR
ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF
ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL         For Portfolio information call:
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER                   1-800-765-2668
GOVERNMENT AGENCY. AN INVESTMENT IN THE LIFEGOAL PORTFOLIOS INVOLVES CERTAIN
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                                                                                        Nations Funds Family
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO THE NATIONS FUNDS         c/o Stephens Inc.
FAMILY, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED          One NationsBank Plaza
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE                    33rd Floor
DISTRIBUTOR FOR THE LIFEGOAL PORTFOLIOS.                                                Charlotte, NC 28255


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND           (NATIONS FUNDS logo)
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.



TR-96700-8/98

                                Table Of Contents

About The LifeGoal Portfolios

                         Prospectus Summary                                   3
                         ------------------------------------------------------

                         Expenses Summary                                     4

                          -----------------------------------------------------

                         Objectives                                           5

                          -----------------------------------------------------

                         How Objectives Are Pursued                           6

                          -----------------------------------------------------

                         Description Of Underlying Nations Funds
                          -- Investment Objectives, Policies And Practices    8

                          -----------------------------------------------------

                         How Performance Is Shown                            13

                          -----------------------------------------------------

                         How The LifeGoal Portfolios Are Managed             15

                          -----------------------------------------------------

                         Organization And History                            17

                          -----------------------------------------------------

About Your Investment

                         How To Buy Shares                                   18

                         ------------------------------------------------------

                         How To Redeem Shares                                19

                          -----------------------------------------------------

                         How To Exchange Shares                              19

                          -----------------------------------------------------

                         How The LifeGoal Portfolios Value Their Shares      20

                          -----------------------------------------------------

                         How Dividends And Distributions Are Made;
                         Tax Information                                     20

                          -----------------------------------------------------

                         Financial Highlights                                21

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE LIFEGOAL PORTFOLIOS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE LIFEGOAL PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY LIFEGOAL PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The LifeGoal Portfolios


 Prospectus Summary
o TYPE OF COMPANY: Open-end management investment company.

o INVESTMENT OBJECTIVES AND POLICIES:


 o LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.


 o LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.



 o LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.


 The LifeGoal Portfolios are designed for long-term investors seeking the benefits of asset allocation and diversification. Unlike traditional mutual funds, which invest directly in individual securities, the LifeGoal Portfolios pursue their investment objectives by allocating their assets among various Nations Funds.



o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the LifeGoal Portfolios. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the LifeGoal Portfolios. For more information about the investment adviser and investment sub-adviser to the LifeGoal Portfolios, see "How The LifeGoal Portfolios Are Managed."



o DIVIDENDS AND DISTRIBUTIONS: Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains, including net short-term capital gains, are distributed at least annually.



o RISK FACTORS: Although NBAI, together with TradeStreet, seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that they will be able to do so. Investments in a LifeGoal Portfolio are not insured against loss of principal. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds stocks are subject to stock market risk, which is the risk that the value of the stocks held by Nations Funds may decline over short or even extended periods. In addition, certain of the Nations Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds debt securities are subject to interest rate risk, which is the risk that the value of the debt securities, including U.S. Government Obligations (as defined below) held by Nations Funds may be adversely affected by changes in market interest rates. The value of Nations Funds' investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In addition, debt securities which are not issued or guaranteed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Nations Funds may invest portions, and in some cases substantially all, of their assets in foreign securities. Foreign securities present unique investment risks, including risks associated with currency fluctuations, markets that tend to be less developed and more volatile than U.S. markets and markets that are characterized by less governmental supervision and lower disclosure standards. Certain of Nations Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- General Characteristics and Risk Factors of the Major Asset Classes" and "Description of Underlying Nations Funds -- Principal Risk Considerations."



o MINIMUM PURCHASE: $250,000 minimum initial investment per record holder. See "How To Buy Shares."

     Expenses Summary

Expenses are one of several factors to consider when investing in a LifeGoal Portfolio. The following tables summarize estimated shareholder transaction and operating expenses as a percentage of average net assets for Primary A Shares of each LifeGoal Portfolio. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each LifeGoal Portfolio over specified periods.


LIFEGOAL PORTFOLIOS PRIMARY A SHARES


Shareholder Transaction Expenses




                                                        LifeGoal     LifeGoal
                                            LifeGoal    Balanced   Income and
                                            Growth       Growth      Growth
                                           Portfolio   Portfolio   Portfolio
Sales Load Imposed on Purchases             None         None        None
--------------------------------------------------------------------------------
Deferred Sales Load                         None         None        None
Annual Portfolio Operating Expenses
(as a percentage of average net assets)
Management Fees                            .25%       .25%          .25%
--------------------------------------------------------------------------------
Other Expenses                             .00%       .00%          .00%
--------------------------------------------------------------------------------
Total Operating Expenses                   .25%       .25%          .25%


Examples: You would pay the following expenses on a $1,000 investment in Primary A Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below, and further assuming: (1) a 5% annual return and (2) redemption at the end of each time period.




                          LifeGoal     LifeGoal
              LifeGoal    Balanced   Income and
              Growth       Growth      Growth
             Portfolio   Portfolio   Portfolio
1 Year         $ 12         $ 11        $ 10
-----------------------------------------------
3 Years        $ 36         $ 34        $ 30
-----------------------------------------------
5 years        $ 63         $ 58        $ 52
-----------------------------------------------
10 years       $139         $129        $115


The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary A Shares of a LifeGoal Portfolio can expect. The figures in the above tables show the basis on which payments will be made, except that Other Expenses are estimated for the LifeGoal Portfolios' current fiscal year and the Examples include indirect expenses for the underlying Nations Funds' most recent fiscal year (or estimates thereof for new funds). For more complete descriptions of the LifeGoal Portfolios' operating expenses, see "How The LifeGoal Portfolios Are Managed."



THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

LifeGoal Portfolios' Indirect Expenses

Based on the annualized expense ratios for Primary A Shares of each of the selected underlying Nations Fund's investments for its fiscal period ended March 31, 1998 and the expected percentage investment ranges in the underlying Nations Funds, the range of the weighted average indirect expense ratio for each LifeGoal Portfolio is as follows:

                                         (after fee waivers   (before fee waivers
                                           and/or expense       and/or expense
                                          reimbursements)       reimbursements)
LifeGoal Growth Portfolio                 .56% to 1.22%         .88% to 1.37%
--------------------------------------------------------------------------------
LifeGoal Balanced Growth Portfolio        .61% to 1.00%         .87% to 1.15%
--------------------------------------------------------------------------------
LifeGoal Income and Growth Portfolio      .49% to  .89%         .74% to 1.10%



The indirect expense ratios fluctuate within these ranges depending upon how assets are allocated among the Nations Funds. The LifeGoal Portfolios will be invested in the Primary A Shares of the underlying Nations Funds and, under normal market conditions, will be allocated among the various fund categories in the percentages shown below. Under extraordinary circumstances, a LifeGoal Portfolio's investment in one or more Nations Funds might exceed these ranges. For temporary defensive purposes, any LifeGoal Portfolio may invest up to 100% of its assets in Nations Prime Fund, a money market fund.

 Objectives


o LIFEGOAL GROWTH PORTFOLIO--LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.




FUND CATEGORY                                      RANGE                   FUNDS
--------------------------------------------------------------------------------
Large-Capitalization Domestic Equity Funds       40-75%   Nations Capital Growth Fund
                                                          Nations Disciplined Equity Fund
                                                          Nations Equity Income Fund
                                                          Nations Managed Index Fund
                                                          Nations Marsico Focused Equities Fund
                                                          Nations Marsico Growth & Income Fund
                                                          Nations Value Fund
-----------------------------------------------------------------------------------------------
Small/Mid-Capitalization Domestic Equity Funds   15-35%   Nations Emerging Growth Fund
                                                          Nations Managed SmallCap Index Fund
                                                          Nations Small Company Growth Fund
-----------------------------------------------------------------------------------------------
Core International Equity Funds                  10-20%   Nations International Equity Fund
                                                          Nations International Value Fund
-----------------------------------------------------------------------------------------------
Non-Core International Equity Funds               0-10%   Nations Emerging Markets Fund
                                                          Nations Pacific Growth Fund


o LIFEGOAL BALANCED GROWTH PORTFOLIO -- LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.




FUND CATEGORY                                      RANGE                   FUNDS
--------------------------------------------------------------------------------
Large-Capitalization Domestic Equity Funds       20-40%   Nations Capital Growth Fund
                                                          Nations Disciplined Equity Fund
                                                          Nations Equity Income Fund
                                                          Nations Managed Index Fund
                                                          Nations Marsico Focused Equities Fund
                                                          Nations Marsico Growth & Income Fund
                                                          Nations Value Fund
-----------------------------------------------------------------------------------------------
Small/Mid-Capitalization Domestic Equity Funds   10-20%   Nations Emerging Growth Fund
                                                          Nations Managed SmallCap Index Fund
                                                          Nations Small Company Growth Fund
-----------------------------------------------------------------------------------------------
Core International Equity Funds                   5-15%   Nations International Equity Fund
                                                          Nations International Value Fund
-----------------------------------------------------------------------------------------------
Core Bond Funds                                  40-60%   Nations Diversified Income Fund
                                                          Nations Strategic Fixed Income Fund

o LIFEGOAL INCOME AND GROWTH PORTFOLIO -- LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.




FUND CATEGORY                                         RANGE                   FUNDS
-----------------------------------------------------------------------------------
Large-Capitalization Domestic Equity Funds          10-30%   Nations Capital Growth Fund
                                                             Nations Disciplined Equity Fund
                                                             Nations Equity Income Fund
                                                             Nations Managed Index Fund
                                                             Nations Marciso Focused Equities Fund
                                                             Nations Marsico Growth & Income Fund
                                                             Nations Value Fund
--------------------------------------------------------------------------------------------------
Small/Mid-Capitalization Domestic Equity Funds      0-10%    Nations Small Company Growth Fund
--------------------------------------------------------------------------------------------------
Core International Equity Funds                     0-10%    Nations International Equity Fund
                                                             Nations International Value Fund
--------------------------------------------------------------------------------------------------
Short Duration Bond Funds                           50-90%   Nations Short-Term Income Fund
                                                             Nations Short-Intermediate Government
                                                             Fund
--------------------------------------------------------------------------------------------------
Money Market Funds                                  0-20%    Nations Prime Fund

The LifeGoal Portfolios are intended primarily for long-term investors. The LifeGoal Portfolios are structured as "funds of funds" that allocate substantially all of their assets to investments in Primary A Shares of various Nations Funds. The performance of the LifeGoal Portfolios will, therefore, correspond to the performance of the various underlying Nations Funds. Additional information about the underlying Nations Funds, including their investment objectives, investment policies and practices, is set forth below under "Descriptions of Underlying Nations Funds -- Investment Objectives, Policies and Practices." The Adviser allocates and reallocates each LifeGoal Portfolio's assets among the underlying Nations Funds identified above, and potentially other Nations Funds, based on the percentage ranges shown above for the various fund categories. As discussed below under "The Asset Allocation Process," a LifeGoal Portfolio's actual investment allocation may deviate from the percentage ranges shown above, over the short or long term.


 How Objectives Are Pursued



Benefits of Asset Allocation


For most investors, choosing the mix of asset classes is the most important investment decision they can make. Asset allocation is the single greatest determinant of an investor's return and risk. It is the process of developing a diversified portfolio by mixing different asset classes (i.e., international stocks, domestic stocks, and bonds) in varying portions to gain exposure to the different return/risk characteristics of each asset class. Asset classes and market segments (large, mid and small capitalization stocks) tend to react in different ways to changes in economic conditions. Therefore, an investment approach that combines various market segments and asset classes may reduce overall portfolio volatility.



The assets of each LifeGoal Portfolio are allocated among various asset classes through their investment in different fund categories. Each LifeGoal Portfolio has its own asset allocation strategy which gives it a distinctive risk profile and offers different return potential. Investors should select the LifeGoal Portfolio (or Portfolios) which best matches their investment goals, risk tolerance and investment horizon.



In general, the greater the LifeGoal Portfolio's percentage allocation to equity funds, the greater the potential return and risk of share price decline. Because of equity funds' greater risks, investors in the LifeGoal Portfolios that have a higher allocation to equity funds should have a longer investment horizon. In general, the greater the LifeGoal Portfolio's percentage allocation to bond funds, the greater the potential price stability; however, returns may be lower.


Investment performance will vary based on many factors, including market conditions and the composition of a LifeGoal Portfolio's portfolio. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's investment results to those of other mutual funds and to market indexes.



Although the Adviser will seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. No single LifeGoal Portfolio should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of a LifeGoal Portfolio fluctuates based on fluctuations in the values of the underlying Nations Funds' shares, which, in turn, fluctuate based on market conditions and other factors. Therefore, investors should not rely upon LifeGoal Portfolios for short-term financial needs. The LifeGoal Portfolios are not intended to provide a vehicle for participating in short-term swings in the stock market, and their shares are not insured against loss of principal.

The Asset Allocation Process



Subject to the general supervision of the Company's Board of Directors, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. In this context, allocation is the process of setting or changing the weightings of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio. The "weightings" of the different fund categories and Nations Funds within a particular LifeGoal Fund's portfolio are the percentage targets that the Adviser sets for investment in a particular fund category or Nations Fund. All fund category weightings will be within the overall percentage ranges shown above. Rebalancing is the process of bringing portfolio allocations back into alignment with the applicable weightings. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed at least monthly for rebalancing at the discretion of the Adviser.


Although the Adviser may rebalance each LifeGoal Portfolio's holdings quarterly, it expects to rebalance less often. Thus, at any given time, it is possible that the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular Nations Fund or fund category will not correspond precisely with the applicable weightings. Also, depending on the frequency of rebalancings, the extent of any such deviation could continue for some time.


The Adviser has adopted certain policies designed to reduce the extent and duration of such deviations. For example, if any fund category percentage ranges are exceeded, the Adviser will allocate new investment dollars to the other fund categories. Likewise, the Adviser will allocate new investment dollars to fund categories whose minimum percentages have not been met. Redemption requests, however, will generally be met by redeeming shares of underlying Nations Funds according to the applicable weightings.



Determining the asset allocation applicable to each LifeGoal Portfolio is a two step process. The first step is determining the broad asset classes for each LifeGoal Portfolio -- large and small capitalization domestic stocks, foreign stocks, bonds and money market securities. In making this determination, the Adviser will consult the relevant historical data for the returns of each asset class in various economic scenarios. Those returns will be reviewed in the context of the Adviser's outlook for the economy and markets and adjusted for reasonableness. The second step in the process is to determine the particular Nations Funds in which each LifeGoal Portfolio will invest. The Adviser looks at historic returns and valuations to determine which Nations Funds are most appropriate. Determining how the individual Nations Funds may interact with one another within a portfolio is a critical part of this second step.



Although it is expected that the LifeGoal Portfolios will invest in the Nations Funds identified in "Description of Underlying Nations Funds," the Adviser has the discretion to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any funds introduced subsequent to the date of this Prospectus, as permissible investments for the LifeGoal Portfolios.



General Characteristics and Risk Factors of the Major Asset Classes



The underlying Nations Funds invest primarily in various stocks, bonds and money market securities. This section provides a brief summary of the general characteristics and overall risk factors associated with these asset classes. Additional information is provided under "Description of Underlying Nations Funds" below and in the prospectuses of the underlying Nations Funds.



Common stocks represent ownership in a company. Stock prices move with changes in a company's current earnings and its prospects for the future, and with overall stock market conditions. Stocks offer the potential for price appreciation and rising dividends. While smaller companies usually reinvest their earnings back into the company and therefore pay minimal, if any, dividends, they offer the possibility of greater appreciation.


Historically, stocks have provided higher returns than bonds or money market securities. Therefore, they have also provided the greatest protection against inflation and the resulting erosion of purchasing power. However, the additional return has been accompanied by additional volatility. Equity investors should have a long-term investment horizon and be willing to accept the inevitable periods of market declines.


Bonds are a contract. The issuer has an obligation to pay a specified rate of interest (which may be fixed or variable) at specified times and to repay the bond's principal value upon maturity. Bonds are subject to credit risk and to interest rate risk. Credit risk refers to the possibility that a bond's price may fall due to a credit downgrade or a principal or interest payment default. Interest rate risk refers to a bond's price movement in response to changes in market interest rates. As a general rule, when market interest rates rise, bond prices fall. Typically, the longer the maturity of a bond, the greater the potential price fluctuation.


Money market securities are short term debt obligations issued primarily by the U.S. Government, government agencies or corporations. High quality money market securities are very low risk investments; their low risk, however, is accompanied by lower potential returns relative to other investments.


Investment Company Securities: Each of the LifeGoal Portfolios intends, as a fundamental policy, to concentrate investments by investing 25% or more of its total assets in the mutual fund industry.


Although some of the Nations Funds in which the LifeGoal Portfolios invest do not necessarily share the same invest-ment objective as the investing LifeGoal Portfolio, those Nations Funds will be selected by the Adviser based on the asset allocation process described above.


Although each LifeGoal Portfolio intends to invest substantially all of its assets in some or all of the underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements and money market instruments with respect to any assets not so invested in Nations Funds. It is not expected that any LifeGoal Portfolio will invest more than 5% of its assets in any of these direct investments.


Investment Limitations: Each LifeGoal Portfolio is subject to a number of investment limitations, which are described in the SAI. Among other things, the LifeGoal Portfolios' fundamental policies permit them to borrow money from banks for temporary or emergency purposes, subject to percentage and other limitations, and to enter into forward purchase commitments and issue multiple classes of shares. The investment objective, policies and limitations of each LifeGoal Portfolio, unless otherwise speci fied, may be changed without a vote of the LifeGoal Portfolio's shareholders. If the investment objective, policies or limitations of a LifeGoal Portfolio change, shareholders should consider whether the LifeGoal Portfolio remains an appropriate investment in light of their current position and needs.


The Nations Funds also have adopted certain investment restrictions which may be more or less restrictive than those applicable to the LifeGoal Portfolios, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the investment restrictions described in the LifeGoal Portfolios' SAI. The investment restrictions of the underlying Nations Funds are set forth in their respective prospectuses and statements of additional information.



Portfolio Turnover: Generally, LifeGoal Portfolios will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. The LifeGoal Portfolios' portfolio turnover rates are not expected to exceed 50% annually.


 Description of Underlying Nations Funds --
 Investment Objectives, Policies and Practices

The LifeGoal Portfolios seek to achieve their investment objectives by investing in certain Nations Funds (each, a "Fund"). The following section provides summaries of the Nations Funds' investment objectives, policies and practices. These summaries are intended to help investors understand some of the more significant aspects of the underlying Nations Funds, but are not intended to be comprehensive disclosures of all policies, practices and risks associated with investments by the LifeGoal Portfolios in the Nations Funds. To receive a prospectus for any underlying Nations Fund, which contains more complete information, please call Nations Funds at 1-800 765-2668.


Equity Funds


Nations Capital Growth Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential. The Fund invests in larger capitalization, high-quality companies which possess above-average earnings growth potential. While the Fund's investments will generally be made in companies which share some of the following characteristics:



o above-average earnings growth relative to Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")(1);



o established operating histories, strong balance sheets and favorable financial characteristics; and

------------------

(1) "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.



o above-average return on equity relative to the S&P 500 Index,


the Fund has a flexible charter which allows it to take advantage of other opportunities. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund may also invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics such as rights and warrants. The Fund may invest a portion of its assets in foreign securities.


Nations Disciplined Equity Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share. In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. The Fund also may invest in preferred stocks, securities convertible into common stock, warrants and rights to purchase common stock, options, U.S. Government and corporate debt securities and foreign securities.

Nations Emerging Growth Fund: The Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects. The Fund invests primarily in emerging growth companies with revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The Fund focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may also include positions in special situation companies whose growth is expected to accelerate. In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in securities convertible into common stocks and may invest a portion of its assets in foreign securities. The volatility of emerging growth stocks is greater than that of larger companies. Accordingly, while they may have greater potential for gains, they also carry greater downside risk.


Nations Equity Income Fund: The Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields. The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the S&P 500 Index with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market, as measured by the S&P 500 Index, on a comparable risk basis.



Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The Fund also may invest its assets in fixed-income securities (corporate and government bonds of various maturities), preferred stocks and warrants and other debt securities, including up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. The Fund may invest a portion of its assets in foreign securities.



Nations Managed Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500 Index. The Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.

Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the index over time. The Adviser ranks the attractiveness of each security in the S&P 500 Index according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of 300 to 400 holdings that capture the investment characteristics of the S&P 500 Index. Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical, and, in any event, at least 80% of its total assets in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.


Nations Managed SmallCap Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds that of Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").(2) The Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which captures the economic and industry characteristics of small stock performance.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the index over time. From the initial S&P 600 Index stock universe, the Adviser ranks the attractiveness of each security according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of approximately 400 to 500 holdings that capture the investment characteristics of the S&P 600 Index. Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.



Nations Marsico Focused Equities Fund: The Fund's investment objective is to seek long-term growth of capital. The Fund is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks. In choosing stocks, the Adviser attempts to identify individual companies with earnings growth potential that may not be recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and tech-



-------------------
(2) "Standard & Poor's" and "Standard & Poor's SmallCap 600" are trade-marks of The McGraw-Hill Companies, Inc.

nologies that are in flux), franchise (brand franchises that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment, the global competitive landscape, and such microeconomic factors as company fundamentals, market franchise and company management.


Under normal circumstances the Fund invests at least 65% of its assets in large capitalization common stocks selected for their growth potential. The Fund also may invest to a lesser degree, in other types of securities such as preferred stocks, warrants, convertible securities and debt securities.


Nations Marsico Growth & Income Fund: The Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income. The Fund will typically invest in large capitalization stocks. The Fund may invest in any combination of common stocks, preferred stocks, warrants, convertible securities and debt securities. In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential not recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and technologies that are in flux), franchise (brand franchise that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration macroeconomic factors such as interest rates, inflation, the regulatory environment, the global competitive landscape, and company fundamentals, such as market franchise and company management.


Under normal circumstances, the Fund invests up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities with income potential. However, in adverse market conditions, the Fund may reduce the growth component of its portfolio to 25% of its total assets. Additionally, the Adviser may shift the Fund's assets between the growth and income components based on relevant market, financial and economic conditions.


Nations Small Company Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing capital primarily in equity securities. In pursuing its investment objective, under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies with a market capitalization of $1 billion or less. The investment philosophy of Nations Small Company Growth Fund is based on the premise that stock prices are driven by earnings growth and that superior stock market returns occur when a company experiences rapid and accelerating earnings growth due to improving fundamentals.


In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Overall, the Fund's strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and
(ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.



Nations Value Fund: The Fund's investment objective is to seek growth of capital by investing in companies believed to be undervalued. The Fund invests in high quality, large capitalization stocks which are believed to be undervalued relative to the overall stock market or other stocks within the same industry. The principal factor considered by the Adviser in making this determination is the ratio of a stock's price to earnings. The Adviser believes that companies with lower price to earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. Through a combination of the "value" approach and broad diversification among economic sectors and industries, the Fund pursues above-average returns while seeking to avoid above-average risk.



Under normal market conditions, at least 65% of the Fund's total assets are invested in domestic stocks. The Fund may invest a portion of its assets in foreign securities as well as in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, ("U.S. Government Obligations") and investment grade debt securities of domestic companies.



International Funds


Nations Emerging Markets Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies in emerging markets. The Fund also may invest in other types of instruments, including debt securities. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. In such cases, events occurring in such country are more likely to affect the Fund's investments.

Nations International Equity Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other areas, including developing countries. The Fund invests in both established and developing markets around the world. While emphasizing established markets, the Fund typically has some exposure to the more rapidly growing markets of the Pacific Basin, Latin America and Eastern Europe.

Under normal market conditions, the Fund will invest at least 65% of its assets in common stocks of non-United States companies and may invest up to 35% of its assets in any other type of security, including convertible securities, preferred stocks, and various debt securities. Under normal circumstances, the Fund invests in at least three different countries. Under unusual circumstances, however, the Fund may invest all of its assets in one or two countries. In such cases, events occurring in those countries are more likely to affect the Fund's investments.



Nations International Value Fund: The Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of foreign issuers including emerging market countries. The Fund pursues its investment objective, under normal circumstances, by investing its assets in the securities of issuers in at least three different foreign countries. The Adviser is committed to the use of the Graham & Dodd-style value investing approach as introduced in the classic book SECURITY ANALYSIS. Although the Fund may invest in companies of various sizes it typically invests in established companies. The Adviser's approach to selecting stocks for the Fund is value driven and it seeks to purchase a diversified group of businesses at prices that research indicates are below true long-term, or intrinsic, value. In so doing the Adviser seeks to secure not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle. In analyzing a company's long-term value, the Adviser uses sources of information such as company reports, filings with the SEC, computer databases, industry publications, brokerage firm research reports and interviews with company management.

Under normal circumstances, the Fund intends to invest at least 65% of its total assets in equity securities of non-U.S. issuers whose market capitalizations exceed $1 billion at the time of purchase. Although the Fund intends to invest primarily in equity securities listed on stock exchanges it also may invest in equity securities traded over the counter and in private placements. Typically, no more than 5% of total Fund assets will be invested in any one equity security at the time of purchase. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. During temporary defensive periods in response to unusual and adverse conditions, the Fund's assets may be invested without limitation in short-term debt instruments and in securities of U.S. issuers.


Nations Pacific Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan). Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all or a significant portion of its assets in a single country. In such cases, events occurring in that country are more likely to affect the Fund's investments. The Fund will focus on equity securities, but may also invest in investment grade debt obligations.



Bond Funds



Nations Diversified Income Fund: The Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities. The Fund actively seeks opportunities within various bond market sectors, balancing credit and interest rate risk. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations, including fixed income securities such as government, government agency and corporate bonds. Up to 35% of the Fund's total assets may be invested in securities rated lower than investment grade. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income loss than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be greater than five years. Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest a portion of its assets in foreign securities.


Nations Short-Intermediate Government Fund: The Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in U.S. Government Obligations. The Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be three to five years and the duration will not exceed five years.



Nations Short-Term Income Fund: The Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in a broad range of investment grade debt obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years. The Fund may invest a portion of its assets in foreign securities.


Nations Strategic Fixed Income Fund: The Fund's investment objective is to seek total return by investing in investment grade fixed income securities. The Fund invests in a broad range of investment grade debt securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances will it exceed 15 years. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-related securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest a portion of its assets in foreign securities.


Money Market Fund

Nations Prime Fund: The Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities. The Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government. The Fund may also invest in bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, and repurchase agreements relating to U.S. Government Obligations. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund can maintain a stable net asset value of $1.00 per share.

General

Other Investment Practices: Each of the Nations Funds may invest in certain specified derivative securities, including some or all of the following: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and Commodity Futures Trading Commission-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure and/or risk-management. Each of the Funds may lend their portfolio securities to qualified institutional investors, engage in repurchase agreement transactions, and invest in restricted, private placement and other illiquid securities. Certain Nations Funds may engage in reverse repurchase agreements and dollar roll transactions. Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Nations Funds. Certain Nations Funds also may invest in instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers.



In addition to the foregoing investment practices, some of the underlying Nations Funds may invest in securities issued by other investment companies, preferred stock, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants), guaranteed investment contracts, money market instruments, below-investment grade debt ("junk bonds"), debt obligations of foreign issuers and stocks of foreign corporations, obligations of domestic or foreign governments and their political subdivisions, American Depository Receipts ("ADRs", also called American Depository Shares), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), securities of foreign investment funds or trusts, real estate investment trust securities, convertible debentures, mortgage-backed securities, mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), mortgage-backed bonds, other asset-backed securities and obligations of foreign banks and foreign branches of U.S. banks.




Under Rule 2a-7 of the 1940 Act, a Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of nationally recognized statistical rating organizations (each an "NRSRO") or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short- term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.


Principal Risk Considerations: Investments by a Nations Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Nations Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Nations Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Investments by a Nations Fund in foreign securities present additional risks. These risks include restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in United States markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.



Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.


Nations Marsico Focused Equities Fund, as a non-diversified fund, may invest in fewer issuers than a diversified fund. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value. The Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.


In addition, the Euro will become the single currency in at least 11 European nations used in many financial transactions. Accordingly, the German mark, French franc and other national currencies will no longer be used. Although the impact of implementing the Euro is not possible to predict, the transition could have an effect on the financial markets and economic environment in Europe and other parts of the world. For example, investors may begin to view those countries participating in the Economic Monetary Union as a single combined entity and may alter their investment behavior accordingly. In response to any such effect of the Euro implementation, the Adviser may need to adapt its investment policies and strategy.


Certain of the U.S. Government Obligations that may be purchased by a Nations Fund (or, under certain circumstances, directly by a LifeGoal Portfolio) are not backed by the U.S. Treasury. For example, some U.S. Government Obligations are supported only by the credit of the issuer/guarantor or by the right of the issuer/guarantor to borrow from the U.S. Government. In addition, the market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. Certain types of U.S. Government Obligations are subject to fluctuations in maturity, yield or value due to their structure or contract terms.


Certain of the underlying Nations Funds may invest in derivative securities ("derivatives"). A derivative is a financial instrument whose value is based, at least partly, on the value of an underlying stock, stock index, future or other security. Examples of such derivatives include futures contracts, options, interest rate and currency swap transactions. Certain types of derivatives can, under certain circumstances, significantly increase an investor's exposure to market or other risks.


Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00"on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the LifeGoal Portfolios' operations. The LifeGoal Portfolios' principal service providers have advised the LifeGoal Portfolios that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the LifeGoal Portfolios invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a LifeGoal Portfolio's return could be adversely affected.


Please consult the SAI and the prospectus of the particular Nations Fund, for more information about investment practices and risks.

 How Performance Is Shown




From time to time the LifeGoal Portfolios may advertise the "total return" and "yield" of a class of shares. In addition, the LifeGoal Portfolios may advertise the "total return" and "yield" of the Primary A Shares of certain underlying Nations Funds. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a LifeGoal Portfolio or Nations Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a LifeGoal Portfolio or Nations Fund (as stated in the Funds' advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.


"Yield" of a class of shares of a non-money market fund is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of the class by the maximum public offering price per share on the last day of that period. "Yield" of a class of shares of a money market fund, such as the Nations Prime Fund, is calculated by annualizing the income generated by an investment in such class over a seven-day period, and showing it as a percentage of that investment. "Effective yield" assumes reinvestment of income.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a LifeGoal Portfolio's or Nations Fund's portfolio and operating expenses. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's or Nations Fund's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's or Nations Fund's investment results to those of other mutual funds and other investment vehicles. Since net asset value and yields fluctuate, yield data cannot necessarily be used to compare an investment in the LifeGoal Portfolios or Nations Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.



In addition to Primary A Shares, the LifeGoal Portfolios offer Primary B, Investor A, Investor B and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a LifeGoal Portfolio's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the LifeGoal Portfolios will not be included in calculations of total return or yield. The Company's annual report will contain additional performance information and will be available upon request without charge from the LifeGoal Portfolios' distributor or an investor's institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.



The following information shows the average annual returns of the underlying Nations Funds in which the LifeGoal Portfolios may invest. The performance of the underlying Nations Funds is shown for illustrative purposes only and is not intended to show LifeGoal Portfolio performance.

NATIONS FUNDS
AVERAGE ANNUAL RETURNS -- PRIMARY A SHARES (UNAUDITED)




                                                                                                          Inception
                                                        1-Year Period   3-Year Period    5-Year Period     through
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)          Ended 3/31/98   Ended 3/31/98    Ended 3/31/98     3/31/98
-------------------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund (9/30/92)                   53.89%         29.63%          19.35%            19.47%
-------------------------------------------------------------------------------------------------------------------
Nations Disciplined Equity Fund (10/1/92)               48.65%         31.57%          21.56%            27.15%
-------------------------------------------------------------------------------------------------------------------
Nations Diversified Income Fund (10/30/92)              11.07%          9.05%           7.63%             8.73%
-------------------------------------------------------------------------------------------------------------------
Nations Emerging Growth Fund (12/4/92)                  45.09%         25.18%          19.30%            17.92%
-------------------------------------------------------------------------------------------------------------------
Nations Emerging Markets Fund (6/30/95)                ( 6.39)%          N/A             N/A              2.97%
-------------------------------------------------------------------------------------------------------------------
Nations Equity Income Fund (4/11/91)                    37.21%         25.40%          17.82%            17.18%
-------------------------------------------------------------------------------------------------------------------
Nations International Equity Fund (12/2/91)             16.06%         12.09%          10.68%             8.47%
-------------------------------------------------------------------------------------------------------------------
Nations International Value Fund (12/27/95)             39.92%           N/A             N/A             22.91%
-------------------------------------------------------------------------------------------------------------------
Nations Managed Index Fund (8/1/96)                     47.54%           N/A             N/A             41.04%
-------------------------------------------------------------------------------------------------------------------
Nations Managed SmallCap Index Fund (10/15/96)          47.71%           N/A             N/A             29.41%
-------------------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equities Fund (12/31/97)          N/A            N/A             N/A             21.30%
-------------------------------------------------------------------------------------------------------------------
Nations Marsico Growth & Income Fund (12/31/97)           N/A            N/A             N/A             20.30%
-------------------------------------------------------------------------------------------------------------------
Nations Pacific Growth Fund (6/30/95)                  (28.35)%          N/A             N/A             (9.86)%
-------------------------------------------------------------------------------------------------------------------
Nations Short-Intermediate Government Fund (8/1/91)      9.11%          6.71%           5.08%             6.66%
-------------------------------------------------------------------------------------------------------------------
Nations Short-Term Income Fund (9/30/92)                 6.89%          6.74%           5.45%             5.45%
-------------------------------------------------------------------------------------------------------------------
Nations Small Company Growth Fund (12/12/95)            49.41%           N/A             N/A             25.39%
-------------------------------------------------------------------------------------------------------------------
Nations Strategic Fixed Income Fund (10/30/92)          10.53%          7.90%           6.07%             6.80%
-------------------------------------------------------------------------------------------------------------------
Nations Value Fund (9/19/89)                            38.53%         28.85%          20.29%            16.64%
-------------------------------------------------------------------------------------------------------------------
Nations Prime Fund (12/15/86)                            5.61%          5.59%           4.96%             6.00%


     How The LifeGoal Portfolios Are Managed



The business and affairs of the Company are managed under the supervision and direction of its Board of Directors. The LifeGoal Portfolios' SAI contains the names of and general background information concerning each Director of the Company.


As described below, the LifeGoal Portfolios are advised by NBAI which is responsible for the overall management and supervision of the investment management of each LifeGoal Portfolio. The LifeGoal Portfolios are sub-advised by TradeStreet, which as a general matter is responsible for the day-to-day investment decisions for the LifeGoal Portfolios.


The Company and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the LifeGoal Portfolios that the merger will not reduce the level or quality of advisory and other services provided to the LifeGoal Portfolios.



Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the LifeGoal Portfolios and the Nations Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the LifeGoal Portfolios and most of the Nations Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Gartmore Global Partners ("Gartmore"), with principal offices at One NationsBank Plaza, Charlotte, North Carolina, 28255, serves as the investment sub-adviser to three of the underlying Nations Funds. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities own 100% of the equity of Gartmore plc.


Brandes Investment Partners, L.P. ("Brandes"), with principal offices at 12750 High Bluff Drive, San Diego, California 92130, serves as investment sub-adviser to one of the underlying Nations Funds -- Nations International Value Fund.


Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, serves as the investment sub-adviser to two of the underlying Nations Funds -- Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. NationsBank has an option to purchase up to 50% of Marsico Capital.



Subject to the general supervision of the Company's Board of Directors, and in accordance with each LifeGoal Portfolio's investment policies, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed quarterly for rebalancing at the discretion of the Adviser.


The Adviser has the ability to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios. In the event the Adviser seeks to invest the assets of a LifeGoal Portfolio in a Nations Fund not identified in this Prospectus, the Company will amend or supplement the Prospectus to include all pertinent information.



Both the LifeGoal Portfolios and Nations Funds have investment advisory arrangements with NBAI. NBAI is entitled to receive advisory fees at an annual rate of .25% of the average daily net assets of each LifeGoal Portfolio. NBAI, in turn, compensates TradeStreet for investment sub-advisory services at an annual rate of .05% of the average daily net assets of each LifeGoal Portfolio. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI also receives advisory fees at varying rates from the underlying Nations Funds, and pays TradeStreet, Gartmore, Brandes and Marsico Capital sub-advisory fees for their services to the underlying Nations Funds. From time to time, the Adviser may waive or reimburse (either voluntarily or pursuant to applicable state expense limitations) advisory fees and/or expenses payable by a LifeGoal Portfolio. Once commenced, waiver and reimbursement arrangements may be discontinued at any time. LifeGoal Portfolio's shareholders will indirectly pay their proportionate share of the advisory fees and other expenses of any Nations Fund in which the LifeGoal Portfolios are invested.

For the fiscal year ended March 31, 1998, the LifeGoal Portfolios paid NBAI advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolio -- .25%; Nations LifeGoal Balanced Growth Portfolio -- .25%; and Nations LifeGoal Income and Growth Portfolio -- .25%.


For the fiscal year ended March 31, 1998, NBAI paid TradeStreet sub-advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolio -- .05%; Nations LifeGoal Balanced Growth Portfolio -- .05%; and Nations LifeGoal Income and Growth Portfolio -- .05%.



NBAI, TradeStreet and certain of their affiliates provide advisory and other services to Nations Funds for which they receive compensation. The level of compensation received and services provided by them differs among the various Nations Funds. These differences subject the Adviser to conflicts of interest, in that the Adviser could increase its fee income or that of its affiliates, or attain other direct or indirect benefits, by allocating LifeGoal Portfolio assets to underlying Nations Funds that pay higher fees or provide other benefits.



The Co-Portfolio Managers for the LifeGoal Portfolios are E. Keith Wirtz and C. Thomas Clapp.


Mr. Wirtz is Managing Director and Chief Investment Officer of TradeStreet and has been responsible for the Firm's investment staff, strategy and policy since December 1996. Prior to assuming his position with TradeStreet, from April 1992 through December 1996, he was Senior Vice President and Chief Investment Officer of Bank of America's Investment Management Division. Mr. Wirtz has worked in the investment community since 1981. His past experience includes domestic and international portfolio management for both private and institutional clients. Mr. Wirtz received his B.S. in Finance from Arizona State University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Los Angeles Analyst Society.


Mr. Clapp is Director of the Equity Management Group for TradeStreet. Prior to assuming his position with TradeStreet in 1995, he was Senior Vice President and Director of Research for the Investment Management Group at NationsBank. Prior to joining NationsBank in 1992, Mr. Clapp was a Senior Portfolio Manager with Royal Insurance Group. Mr. Clapp has worked in the investment community since 1984. He received his B.A. in Economics from the University of North Carolina at Chapel Hill and an M.B.A. from the University of South Carolina. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Morrison & Foerster LLP, counsel to the Company and Nations Funds, and special counsel to NationsBank and certain of its affiliates, has advised the Company and Nations Funds that NationsBank and its affiliates may perform the services contemplated by the various investment advisory agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.




Other Service Providers: Stephens Inc. ("Stephens"), a registered broker/dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the LifeGoal Portfolios pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various administrative and corporate secretarial services to the LifeGoal Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the LifeGoal Portfolios. Stephens will not receive any fees from the LifeGoal Portfolios for these services.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the LifeGoal Portfolios. Under the co-administration agreement, First Data provides various administrative and accounting services to the LifeGoal Portfolios including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the LifeGoal Portfolios. For the services rendered pursuant to the co-administration agreement, First Data is entitled to receive a fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.


For the fiscal period ended March 31, 1998, the LifeGoal Portfolios paid First Data the following amounts for administration services: Nations LifeGoal Growth Portfolio -- $4,959; Nations LifeGoal Balanced Growth Portfolio -- $4,959; and Nations LifeGoal Income and Growth Portfolio -- $4,959.



Shares of the LifeGoal Portfolios are sold on a continuous basis by Stephens, as the LifeGoal Portfolios' sponsor and distributor. The LifeGoal Portfolios have entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the LifeGoal Portfolios. Stephens may pay service fees or commissions to Institutions that assist customers in purchasing Primary A Shares of LifeGoal Portfolios.

In addition, the Adviser may pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the LifeGoal Portfolios may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


First Data serves as the transfer agent (the "Transfer Agent") for each of LifeGoal Portfolio's Primary A Shares. NationsBank serves as custodian for the assets of each LifeGoal Portfolio. NationsBank also serves as the sub-transfer agent for each LifeGoal Portfolio's Primary Shares.


Stephens, First Data and NationsBank all provide services at the underlying Nations Funds' level and are compensated directly by such Nations Funds for those services.


PricewaterhouseCoopers LLP serves as independent accountant to the Company. Their address is 160 Federal Street, Boston, Massachusetts 02110.



Expenses: Certain administrative and other fees and expenses will be charged at the LifeGoal Portfolios and Nations Funds levels. However, redundancies of fees and expenses between the LifeGoal Portfolios and Nations Funds will be minimal, because distinct services are being provided at each fund level. For example, the LifeGoal Portfolios pay advisory fees to the Adviser for its services in allocating LifeGoal Portfolio assets among the underlying Nations Funds. These services are distinct from the services provided by the Adviser to the Nations Funds in managing the Nations Funds' individual portfolio securities.


NBAI, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, except taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The LifeGoal Portfolios' expenses that will be absorbed by NBAI include, but are not limited to: fees paid to service providers other than the Adviser; interest; Directors' fees; federal and state securities registration and qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; certain insurance premiums; outside auditing and legal expenses; and costs of shareholder reports and shareholder meetings.



The LifeGoal Portfolios do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Nations Funds. By investing in Primary A Shares of the Nations Funds, the LifeGoal Portfolios also will not be subject to any asset-based sales charges or service fees. The sales charges or service fees associated with purchase of shares of the LifeGoal Portfolios will not exceed the limits set forth in Rule 2830 of the Conduct Rules of the NASD when aggregated with sales charges or service fees, if any, that the LifeGoal Portfolios pay relating to Nations Funds shares.


The LifeGoal Portfolios' share of the Nations Funds' expenses may include expenses that the LifeGoal Portfolios would not have incurred if it had not been structured as a "fund of funds." For example, if a portfolio manager of one Nations Fund purchases the same securities that the portfolio manager of another Nations Fund is selling, there may be transaction charges and commissions that achieve little or no benefit for the LifeGoal Portfolios. Such transactions will be rare because the Nations Funds pursue a broad range of investment strategies, and therefore invest in different types of securities.

 Organization And History




The LifeGoal Portfolios are members of the Nations Funds Family, which consists of the Company, Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Annuity Trust and Nations Institutional Reserves. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.



Nations LifeGoal Funds, Inc.: The Company was incorporated in Maryland on July 3, 1996, and commenced operations on October 2, 1996, and shares were offered to the public on October 15, 1996. The Company's fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations LifeGoal Funds, Inc. consists of 1,200,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which includes several classes of shares. This Prospectus relates to the Primary A Shares of the following three portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, and LifeGoal Income and Growth Portfolio. To obtain additional information regarding the LifeGoal Portfolios' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.



Shares of each portfolio and class have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters affecting only the rights of the holders of such portfolio or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective portfolio of the Company, less (b) the liabilities of the Company attributable to the respective portfolio or class or allocated among the portfolios or classes based on the respective liquidation value of each portfolio or class.


Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all portfolios voting together for election of directors may elect all of the members of the Board of Directors of the Company. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of the Company. There are no preemptive rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable.



As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of the Company and therefore could be considered to be a controlling person of the Company and each of the LifeGoal Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that the Company will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


About Your Investment


 How To Buy Shares



There is a minimum initial investment of $250,000 for each recordholder; there is no minimum subsequent investment.



Primary A Shares of the Funds may be sold to financial institutions (including NationsBank and its affiliated and correspondent banks) and fee-based planners acting on behalf of their customers, employee benefit plans, charitable foundations, endowments and to other funds in the Nations Funds Family.


The LifeGoal Portfolios reserve the right, in their discretion, to make Primary A Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.



Primary A Shares are sold at net asset value without the imposition of a sales charge. Financial institutions ("Institutions") acting on behalf of their customers ("Customers") may establish certain procedures for processing Customers' purchase orders and may charge their Customers for services provided to them in connection with their investments.


Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").



The Company and Stephens reserve the right to reject any purchase order. The issuance of Primary A Shares is recorded on the books of the LifeGoal Portfolios, and share certificates are not issued. It is the responsibility of institutions, when applicable, to record beneficial ownership of Primary A Shares and to reflect such ownership in the account statements provided to their customers.

Purchase orders for Primary A Shares in the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Portfolios' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution or investor. Primary A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens, the Transfer Agent or their respective agents.


Institutions are responsible for transmitting orders for purchases of Primary A Shares by their customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to the Company. Institutions should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

     How To Redeem Shares


Redemption orders for Primary A Shares of the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be determined received on the next Business Day and priced according to the net asset value determined on the next Business Day. Redemption proceeds are normally remitted in federal funds wired to the redeeming institution or investor within three Business Days following receipt of the order.

Institutions are responsible for transmitting redemption orders to Stephens or to the transfer agent and for crediting their customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders it receives to the LifeGoal Portfolios. No charge for wiring redemption payments is imposed by the LifeGoal Portfolios, although institutions may charge their customer accounts for these or other services provided in connection with the redemption of Primary A Shares and may establish additional procedures. Information concerning any charges or procedures is available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent or their respective agents.

The LifeGoal Portfolios may redeem a shareholder's Primary A Shares if the balance in such shareholder's account with the Portfolio drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. If a customer has agreed with a particular institution to maintain a minimum balance in his or her account at the institution, and the balance in such institution account falls below that minimum, the customer may be obliged to redeem all or a part of his or her Primary A Shares in the LifeGoal Portfolios to the extent necessary to maintain the required minimum balance in such institution account. The LifeGoal Portfolios also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


 How To Exchange Shares



The exchange feature enables a shareholder of Primary A Shares of a LifeGoal Portfolio to acquire Primary A Shares of another fund in the Nations Funds Family (which includes both LifeGoal Portfolios and Nations Funds) when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of Primary A Shares of a LifeGoal Portfolio for Primary A Shares of another Nations Fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.


The LifeGoal Portfolios and each of the other funds of the Nations Funds Family may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by the LifeGoal Portfolios upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before exchanging to another fund. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The LifeGoal Portfolios reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


Provided your institution allows telephone exchange privileges, during periods of significant economic or market change, such telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the entity through which the original shares were purchased. Investors should consult their institution or Stephens for further information regarding exchanges.

Primary A Shares may be exchanged by directing a request directly to the institution, if any, through which the original Primary A Shares were purchased or, in other cases, to Stephens or the transfer agent. Investors should consult their institution, Stephens or the transfer agent for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your institution.

     How The LifeGoal Portfolios Value Their Shares



The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the LifeGoal Portfolios are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the LifeGoal Portfolios will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas.



The Nations Funds determine their net asset value per share on a daily basis. The net asset value of the LifeGoal Portfolio shares will be determined by reference to the net asset value of the underlying Nations Fund.

     How Dividends And Distributions Are Made; Tax Information



Dividends And Distributions

Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after aplying any available capital loss carryovers. Distributions paid by the LifeGoal Portfolios with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.


Primary A Shares of LifeGoal Portfolios are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.



The net asset value of Primary A Shares in LifeGoal Portfolios will be reduced by the amount of any dividend or distribution. Dividends are paid in the form of additional Primary A Shares of the same LifeGoal Portfolio unless the Customer or investor has elected no less than ten business days prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to LifeGoal Portfolio's Transfer Agent and will become effective with respect to dividends paid after its receipt. Accordingly, dividends and distributions on newly purchased Primary A Shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable.


Tax Information


Each of the LifeGoal Portfolios intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In general, such qualification relieves a LifeGoal Portfolio of liability for federal income tax to the extent all of its annual earnings are distributed in accordance with the Code. Each LifeGoal Portfolio intends to distribute substantially all of its earnings each taxable year.

Any distributions by a LifeGoal Portfolio of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally will be taxable as ordinary income to shareholders whether such income is received in cash or reinvested in additional shares.


Corporate shareholders in the LifeGoal Portfolios may be entitled to the dividends-received deduction for distributions attributable to those underlying funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing fund.


Substantially all of the net realized long-term capital gains of the LifeGoal Portfolios, if any, will be distributed at least annually to the LifeGoal Portfolios' shareholders. The LifeGoal Portfolios will generally have no tax liability with respect to such gains, and the distributions generally will be taxable to shareholders as net capital gain, regardless of how long the shareholders have held such LifeGoal Portfolios' shares and whether such gains are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.



Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and distributions may also be subject to state and local taxes.


Dividends and capital gain distributions declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a LifeGoal Portfolio on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.



Federal law requires the Company to withhold 31% from any capital gain distributions paid by the Company and/or redemptions (including exchanges and redemptions in-kind) to individual shareholders unless the shareholder prop-erly furnishes a certified, correct Taxpayer Identification Number and certifies that withholding does not apply. Such withholding is also required if the Internal Revenue Service notifies the Company that the Taxpayer Identification Number provided by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. Amounts withheld are applied to the shareholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the LifeGoal Portfolios to withhold tax on dividends paid to certain foreign shareholders.

The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the LifeGoal Portfolios and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations and with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

 Financial Highlights

The following financial information has been derived from the audited financial statements of the LifeGoal Portfolios. PricewaterhouseCoopers LLP is the independent accountant to the LifeGoal Portfolios. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of the LifeGoal Portfolios accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. For more information see "Organization And History." Shareholders of the Portfolios will receive unaudited semi-annual reports describing the Portfolios' investment operations and annual financial statements audited by the LifeGoal Portfolios' independent accountant.


FOR A PRIMARY A SHARE OUTSTANDING THOUGHOUT EACH PERIOD


LifeGoal Growth Portfolio



                                                                      YEAR         PERIOD
                                                                    ENDED          ENDED
Primary A Shares                                                  03/31/98       03/31/97*
------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year                                $ 10.15         $ 10.06
------------------------------------------------------------------------------------------
Net investment income/(loss)                                         0.08 (a)        0.12
------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      2.87            0.09
------------------------------------------------------------------------------------------
Net increase in net assets resulting from investment operations      2.95            0.21
------------------------------------------------------------------------------------------
Distributions:
Distributions from net investment income                            (0.01)          (0.12)
------------------------------------------------------------------------------------------
Distributions in excess of net investment income                    (0.39)            --
------------------------------------------------------------------------------------------
Distributions from net realized capital gains                       (0.21)            --
------------------------------------------------------------------------------------------
Total distributions                                                 (0.61)          (0.12)
------------------------------------------------------------------------------------------
Net asset value, end of year                                       $ 12.49         $ 10.15
------------------------------------------------------------------------------------------
Total return++                                                      29.80%           2.10%
Ratios to average net assets/supplemental data:
------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                 $  289          $  929
------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets+++                 0.25%           0.25%+
------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets          0.65%           1.11%+
------------------------------------------------------------------------------------------
Portfolio turnover rate                                                69%             25%




* LifeGoal Growth Portfolio Primary A Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996 at $10.06 per share.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share for the period.

FOR A PRIMARY A SHARE OUTSTANDING THOUGHOUT EACH PERIOD


LifeGoal Balanced Growth Portfolio

                                                                                 YEAR        PERIOD
                                                                               ENDED          ENDED
Primary A Shares                                                             03/31/98      03/31/97*
----------------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year                                           $  9.95       $ 10.05
----------------------------------------------------------------------------------------------------
Net investment income                                                           0.33 (a)       0.19
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                          1.74          (0.10)
----------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment operations      2.07           0.09
----------------------------------------------------------------------------------------------------
Distributions:
Distributions from net investment income                                       (0.28)         (0.19)
----------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                               (0.32)           --
----------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                                  (0.50)           --
----------------------------------------------------------------------------------------------------
Total distributions                                                            (1.10)         (0.19)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                                                 $ 10.92        $  9.95
----------------------------------------------------------------------------------------------------
Total return++                                                                 21.74%          0.90%
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                                            $  103         $2,114
----------------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets+++                            0.25%          0.25%+
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                            2.87%          3.94%+
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           94%             1%



* LifeGoal Balanced Growth Portfolio's Primary A Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996 at $10.05 per share.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


LifeGoal Income and Growth Portfolio





                                                                     YEAR        PERIOD
                                                                   ENDED          ENDED
Primary A Shares                                                  03/31/98      03/31/97*
------------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year                                $  9.97       $ 10.03
------------------------------------------------------------------------------------------
Net investment income                                                0.43 (a)       0.32
------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments               0.89          (0.06)
------------------------------------------------------------------------------------------
Net increase in net assets resulting from investment operations      1.32           0.26
------------------------------------------------------------------------------------------
Distributions:
Distributions from net investment income                            (0.40)         (0.32)
------------------------------------------------------------------------------------------
Distributions in excess of net investment income                    (0.12)           --
------------------------------------------------------------------------------------------
Distributions from net realized capital gains                       (0.07)           --
------------------------------------------------------------------------------------------
Total distributions                                                 (0.59)         (0.32)
------------------------------------------------------------------------------------------
Net asset value, end of year                                      $ 10.70        $  9.97
------------------------------------------------------------------------------------------
Total return++                                                      13.56%          2.59%
------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                                 $  476         $  223
------------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets+++                 0.25%          0.25%+
------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 4.17%          6.34%+
------------------------------------------------------------------------------------------
Portfolio turnover rate                                                64%             2%



* LifeGoal Income and Growth Portfolio's Primary A Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996 at $10.03 per share.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period.

Prospectus
                                                                Primary B Shares

                                                                 August 1, 1998




LIFEGOAL PORTFOLIOS
LifeGoal Growth Portfolio
LifeGoal Balanced Growth Portfolio
LifeGoal Income and Growth Portfolio



















                                                     (NATIONS FUND LOGO)





Investment Adviser: NationsBanc Advisors, Inc.
Investment Sub-Adviser: TradeStreet Investment Associates, Inc.
Distributor: Stephens Inc.


TR-96702-8/98


Prospectus
                                                                Primary B Shares

                                                                 August 1, 1998          LIFEGOAL PORTFOLIOS:
                                                                                         LifeGoal Growth Portfolio
                                                                                         LifeGoal Balanced Growth Portfolio
                                                                                         LifeGoal Income and Growth Portfolio



This Prospectus describes three diversified investment portfolios, LIFEGOAL
GROWTH PORTFOLIO, LIFEGOAL BALANCED GROWTH PORTFOLIO, and LIFEGOAL INCOME AND
GROWTH PORTFOLIO (each a "LifeGoal Portfolio" and, collectively, the "LifeGoal
Portfolios"), of Nations LifeGoal Funds, Inc. (the "Company"), an open-end management investment company in the Nations Funds Family. The LifeGoal
Portfolios invest substantially all of their assets in certain other funds within the Nations Funds Family. These underlying funds are referred to in this Prospectus as "Nations Funds." This Prospectus describes one class of shares of each LifeGoal Portfolio -- Primary B Shares.


This Prospectus sets forth concisely the information about each LifeGoal
Portfolio that a prospective purchaser of Primary B Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the LifeGoal Portfolios is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the Nations Funds
Family at its address or telephone number shown below. The SAI for the LifeGoal
Portfolios, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the LifeGoal Portfolios. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the LifeGoal Portfolios. As used in this Prospectus, the term "Adviser" refers to NBAI, TradeStreet, Gartmore Global
Partners, Brandes Investment Partners, L.P. and/or Marsico Capital Management,
LLC as the context may require, see "How The LifeGoal Portfolios Are Managed."


SHARES OF THE NATIONS FUNDS FAMILY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR
ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF
ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE LIFEGOAL PORTFOLIOS INVOLVES CERTAIN
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO THE NATIONS FUNDS
FAMILY FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE
DISTRIBUTOR FOR THE LIFEGOAL PORTFOLIOS.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND        For Portfolio information call:
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES      1-800-621-2192
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS      Nations Funds Family
A CRIMINAL OFFENSE.                                                                 c/o Stephens Inc.
                                                                                    One NationsBank Plaza
                                                                                    33rd Floor
                                                                                    Charlotte, NC 28255


                                                                                    (NATIONS FUND LOGO)



TR-96702-8/98

                 Table Of Contents
                Prospectus Summary                                   3
                -----------------------------------------------------

About The
LifeGoal
Portfolios      Expenses Summary                                     4
                -----------------------------------------------------
                Objectives                                           5

                -----------------------------------------------------



                How Objectives Are Pursued                           6

                -----------------------------------------------------

                Description Of Underlying Nations Funds --

                Investment Objectives, Policies And Practices        8

                -----------------------------------------------------


                How Performance Is Shown                            13

                -----------------------------------------------------


                How The LifeGoal Portfolios Are Managed             15

                -----------------------------------------------------


                Organization And History                            17

                -----------------------------------------------------


                How To Buy Shares                                   18
                -----------------------------------------------------
About Your
Investment
                How To Redeem Shares                                19

               -----------------------------------------------------


                How To Exchange Shares                              19

               -----------------------------------------------------


                Shareholder Administration Plan                     20

               -----------------------------------------------------


                How The LifeGoal Portfolios Value Their Shares      21

               -----------------------------------------------------

                How Dividends And Distributions Are Made;


                Tax Information                                     21

               -----------------------------------------------------


                Financial Highlights                                22

               -----------------------------------------------------

               NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE LIFEGOAL PORTFOLIOS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE LIFEGOAL PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY LIFEGOAL PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The LifeGoal Portfolios


 Prospectus Summary
o TYPE OF COMPANY: Open-end management investment company.

o INVESTMENT OBJECTIVES AND POLICIES:


 o LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.


 o LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.



 o LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.


 The LifeGoal Portfolios are designed for long-term investors seeking the benefits of asset allocation and diversification. Unlike traditional mutual funds, which invest directly in individual securities, the LifeGoal Portfolios pursue their investment objectives by allocating their assets among various Nations Funds.



o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the LifeGoal Portfolios. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the LifeGoal Portfolios.



o DIVIDENDS AND DISTRIBUTIONS: Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains, including net short-term capital gains, are distributed at least annually.



o RISK FACTORS: Although NBAI, together with TradeStreet, seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that they will be able to do so. Investments in a LifeGoal Portfolio are not insured against loss of principal. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds stocks are subject to stock market risk, which is the risk that the value of the stocks held by Nations Funds may decline over short or even extended periods. In addition, certain of the Nations Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds debt securities are subject to interest rate risk, which is the risk that the value of the debt securities, including U.S. Government Obligations, held by Nations Funds may be adversely affected by changes in market interest rates. The value of Nations Funds' investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In addition, debt securities which are not issued or guaranteed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Nations Funds may invest portions, and in some cases substantially all, of their assets in foreign securities. Foreign securities present unique investment risks, including risks associated with currency fluctuations, markets that tend to be less developed and more volatile than U.S. markets and markets that are characterized by less governmental supervision and lower disclosure standards. Certain of Nations Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- General Characteristics and Risk Factors of the Major Asset Classes" and "Description of Underlying Nations Funds -- Principal Risk Considerations."



o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder. See "How To Buy Shares."

     Expenses Summary

Expenses are one of several factors to consider when investing in a LifeGoal Portfolio. The following tables summarize estimated shareholder transaction and operating expenses as a percentage of average net assets for Primary B Shares of each LifeGoal Portfolio. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each LifeGoal Portfolio over specified periods.


LIFEGOAL PORTFOLIO PRIMARY B SHARES


Shareholder Transaction Expenses




                                                          LifeGoal     LifeGoal
                                              LifeGoal    Balanced   Income and
                                              Growth       Growth      Growth
                                              Portfolio   Portfolio   Portfolio
Sales Load Imposed on Purchases                 None         None        None
Deferred Sales Load                             None         None        None
Annual Portfolio Operating Expenses
(as a percentage of average net assets)
Management Fees                                  .25%         .25%        .25%
Other Expenses (After Fee Waivers)               .50%         .50%        .50%
Total Operating Expenses (After Fee Waivers)     .75%         .75%        .75%


Examples:You would pay the following expenses on a $1,000 investment in Primary B Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below and further assuming: (1) a 5% annual return and (2) redemption at the end of each time period.



                          LifeGoal     LifeGoal
              LifeGoal    Balanced   Income and
              Growth       Growth      Growth
             Portfolio   Portfolio   Portfolio
1 Year         $ 17         $ 16        $ 15
3 Years        $ 52         $ 49        $ 46
5 Years        $ 89         $ 85        $ 79
10 Years       $194         $186        $172


The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary B Shares of a LifeGoal Portfolio can expect. The figures in the above tables show the basis on which payments will be made, except that Other Expenses are estimated for the LifeGoal Portfolios' current fiscal year and the Examples include indirect expenses for the underlying Nations Funds' most recent fiscal year (or estimates thereof for new funds). For more complete descriptions of the LifeGoal Portfolios' operating expenses, see "How The LifeGoal Portfolios Are Managed."


After fee waivers, "Other Expenses" and "Total Operating Expenses" for Primary B Shares of each LifeGoal Portfolio would have been .60% and .85%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

LifeGoal Portfolios' Indirect Expenses



Based on the annualized expense ratios for Primary A Shares of each of the selected underlying Nations Fund's investments for its fiscal period ended March 31, 1998 and the expected percentage investment ranges in the underlying Nations Funds, the range of the weighted average indirect expense ratio for each LifeGoal Portfolio is as follows:





                                      (after fee waivers   (before fee waivers
                                        and/or expense       and/or expense
                                        reimbursements)      reimbursements)
LifeGoal Growth Portfolio               .56% to 1.22%        .88% to 1.37%
LifeGoal Balanced Growth Portfolio      .61% to 1.00%        .87% to 1.15%
LifeGoal Income and Growth Portfolio    .49% to  .89%        .74% to 1.10%



The indirect expense ratios fluctuate within these ranges depending upon how assets are allocated among the Nations Funds. The LifeGoal Portfolios will be invested in the Primary A Shares of the underlying Nations Funds and, under normal market conditions, will be allocated among the various fund categories in the percentages shown below. Under extraordinary circumstances, a LifeGoal Portfolio's investment in one or more Nations Funds might exceed these ranges. For temporary defensive purposes, any LifeGoal Portfolio may invest up to 100% of its assets in Nations Prime Fund, a money market fund.

 Objectives

o LIFEGOAL GROWTH PORTFOLIO -- LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.




FUND CATEGORY                           RANGE            FUNDS
Large-Capitalization
Domestic Equity Funds                   40-75%   Nations Capital Growth Fund
                                                 Nations Disciplined Equity Fund
                                                 Nations Equity Income Fund
                                                 Nations Managed Index Fund
                                                 Nations Marsico Focused Equities Fund
                                                 Nations Marsico Growth & Income Fund
                                                 Nations Value Fund
Small/Mid-Capitalization
Domestic Equity Funds                   15-35%   Nations Emerging Growth Fund
                                                 Nations Managed SmallCap Index Fund
                                                 Nations Small Company Growth Fund
Core International Equity Funds         10-20%   Nations International Equity Fund
                                                 Nations International Value Fund
Non-Core International Equity Funds     0-10%    Nations Emerging Markets Fund
                                                 Nations Pacific Growth Fund


o LIFEGOAL BALANCED GROWTH PORTFOLIO -- LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.




FUND CATEGORY                           RANGE            FUNDS
Large-Capitalization Domestic
Equity Funds                           20-40%    Nations Capital Growth Fund
                                                 Nations Disciplined Equity Fund
                                                 Nations Equity Income Fund
                                                 Nations Managed Index Fund
                                                 Nations Marsico Focused Equities Fund
                                                 Nations Marsico Growth & Income Fund
                                                 Nations Value Fund
Small/Mid-Capitalization
Domestic Equity Funds                   10-20%   Nations Emerging Growth Fund
                                                 Nations Managed SmallCap Index Fund
                                                 Nations Small Company Growth Fund
Core International Equity Funds         5-15%    Nations International Equity Fund
                                                 Nations International Value Fund
Core Bond Funds                         40-60    Nations Diversified Income Fund
                                                 Nations Strategic Fixed Income Fund

o LIFEGOAL INCOME AND GROWTH PORTFOLIO -- LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.




FUND CATEGORY                           RANGE            FUNDS
Large-Capitalization Domestic
Equity Funds                            10-30%   Nations Capital Growth Fund
                                                 Nations Disciplined Equity Fund
                                                 Nations Equity Income Fund
                                                 Nations Managed Index Fund
                                                 Nations Marsico Focused Equities Fund
                                                 Nations Marsico Growth & Income Fund
                                                 Nations Value Fund
Small/Mid-Capitalization Domestic
Equity Funds                            0-10%    Nations Small Company Growth Fund
Core International Equity Funds         0-10%    Nations International Equity Fund
                                                 Nations International Value Fund
Short Duration Bond Funds               50-90%   Nations Short-Term Income Fund
                                                 Nations Short-Intermediate Government Fund
Money Market Funds                      0-20%    Nations Prime Fund



The LifeGoal Portfolios are intended primarily for long-term investors. The LifeGoal Portfolios are structured as "funds of funds" that allocate substantially all of their assets to investments in Primary A Shares of various Nations Funds. The performance of the LifeGoal Portfolios will, therefore, correspond to the performance of the various underlying Nations Funds. Additional information about the underlying Nations Funds, including their investment objectives, investment policies and practices, is set forth below under "Descriptions of Underlying Nations Funds -- Investment Objectives, Policies and Practices." The Adviser allocates and reallocates each LifeGoal Portfolio's assets among the underlying Nations Funds identified above and potentially other Nations Funds, based on the percentage ranges shown above,for the various fund categories. As discussed below under "The Asset Allocation Process," a LifeGoal Portfolio's actual investment allocation may deviate from the percentage ranges shown above, over the short or long term.


 How Objectives Are Pursued



Benefits of Asset Allocation


For most investors, choosing the mix of asset classes is the most important investment decision they can make. Asset allocation is the single greatest determinant of an investor's return and risk. It is the process of developing a diversified portfolio by mixing different asset classes (i.e., international stocks, domestic stocks, bonds) in varying portions to gain exposure to the different return/risk characteristics of each asset class. Asset classes and market segments (large, mid and small capitalization stocks) tend to react in different ways to changes in economic conditions. Therefore, an investment approach that combines various market segments and asset classes may reduce overall portfolio volatility.



The assets of each LifeGoal Portfolio are allocated among various asset classes through their investment in different fund categories. Each LifeGoal Portfolio has its own asset allocation strategy which gives it a distinctive risk profile and offers different return potential. Investors should select the LifeGoal Portfolio (or Portfolios) which best matches their investment goals, risk tolerance and investment horizon.



In general, the greater the LifeGoal Portfolio's percentage allocation to equity funds, the greater the potential return and risk of share price decline. Because of equity funds' greater risks, investors in the LifeGoal Portfolios that have a higher allocation to equity funds should have a longer investment horizon. In general, the greater the LifeGoal Portfolio's percentage allocation to bond funds, the greater the potential price stability; however, returns may be lower.


Investment performance will vary based on many factors, including market conditions and the composition of a LifeGoal Portfolio's portfolio. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's investment results to those of other mutual funds and to market indexes.



Although the Adviser will seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. No single LifeGoal Portfolio should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of a LifeGoal Portfolio fluctuates based on fluctuations in the values of the underlying Nations Funds' shares, which, in turn, fluctuate based on market conditions and other factors. Therefore, investors should not rely upon LifeGoal Portfolios for short-term financial needs. LifeGoal Portfolios are not intended to provide a vehicle for participating in short-term swings in the stock market, are not insured against loss of principal.

The Asset Allocation Process



Subject to the general supervision of the Company's Board of Directors, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. In this context, allocation is the process of setting or changing the weightings of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio. The "weightings" of the different fund categories and Nations Funds within a particular LifeGoal Fund's portfolio are the percentage targets that the Adviser sets for investment in a particular fund category or Nations Fund. All fund category weightings will be within the overall percentage ranges shown above. Rebalancing is the process of bringing portfolio allocations back into alignment with the applicable weightings. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed at least monthly for rebalancing at the discretion of the Adviser.


Although the Adviser may rebalance each LifeGoal Portfolio's holdings quarterly, it expects to rebalance less often. Thus, at any given time, it is possible that the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular Nations Fund or fund category will not correspond precisely with the applicable weightings. Also, depending on the frequency of rebalancings, the extent of any such deviation could continue for some time.


The Adviser has adopted certain policies designed to reduce the extent and duration of such deviations. For example, if any fund category percentage ranges are exceeded, the Adviser will allocate new investment dollars to the other fund categories. Likewise, the Adviser will allocate new investment dollars to fund categories whose minimum percentages have not been met. Redemption requests, however, will generally be met by redeeming shares of underlying Nations Funds according to the applicable weightings.



Determining the asset allocation applicable to each LifeGoal Portfolio is a two step process. The first step is determining the broad asset classes for each LifeGoal Portfolio -- large and small capitalization domestic stocks, foreign stocks, bonds and money market securities. In making this determination, the Adviser will consult the relevant historical data for the returns of each asset class in various economic scenarios. Those returns will be reviewed in the context of the Adviser's outlook for the economy and markets and adjusted for reasonableness. The second step in the process is to determine the particular Nations Funds in which each LifeGoal Portfolio will invest. The Adviser looks at historic returns and valuations to determine which Nations Funds are most appropriate. Determining how the individual Nations Funds may interact with one another within a portfolio is a critical part of this second step.



Although it is expected that the LifeGoal Portfolios will invest in the Nations Funds identified in "Description of Underlying Nations Funds," the Adviser has the discretion to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any funds introduced subsequent to the date of this Prospectus, as permissible investments for the LifeGoal Portfolios.



General Characteristics and Risk Factors of the Major Asset Classes



The underlying Nations Funds invest primarily in various stocks, bonds and money market securities. This section provides a brief summary of the general characteristics and overall risk factors associated with these asset classes. Additional information is provided under "Description of Underlying Nations Funds" below and in the prospectuses of the underlying Nations Funds.



Common stocks represent ownership in a company. Stock prices move with changes in a company's current earnings and its prospects for the future, and with overall stock market conditions. Stocks offer the potential for price appreciation and rising dividends. While smaller companies usually reinvest their earnings back into the company and therefore pay minimal, if any, dividends, they offer the possibility of greater appreciation.


Historically, stocks have provided higher returns than bonds or money market securities. Therefore, they have also provided the greatest protection against inflation and the resulting erosion of purchasing power. However, the additional return has been accompanied by additional volatility. Equity investors should have a long-term investment horizon and be willing to accept the inevitable periods of market declines.


Bonds are a contract. The issuer has an obligation to pay a specified rate of interest (which may be fixed or variable) at specified times and to repay the bond's principal value upon maturity. Bonds are subject to credit risk and to interest rate risk. Credit risk refers to the possibility that a bond's price may fall due to a credit downgrade or a principal or interest payment default. Interest rate risk refers to a bond's price movement in response to changes in market interest rates. As a general rule, when market interest rates rise, bond prices fall. Typically, the longer the maturity of a bond, the greater the potential price fluctuation.


Money market securities are short term debt obligations issued primarily by the U.S. Government, government agencies or corporations. High quality money market securities are very low risk investments; their low risk, however, is accompanied by lower potential returns relative to other investments.


Investment Company Securities: Each of the LifeGoal Portfolios intends, as a fundamental policy, to concentrate investments by investing 25% or more of its total assets in the mutual fund industry.


Although some of the Nations Funds in which the LifeGoal Portfolios invest do not necessarily share the same invest-ment objective as the investing LifeGoal Portfolio, those Nations Funds will be selected by the Adviser based on the asset allocation process described above.


Although each LifeGoal Portfolio intends to invest substantially all of its assets in some or all of the underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements and money market instruments with respect to any assets not so invested in Nations Funds. It is not expected that any LifeGoal Portfolio will invest more than 5% of its assets in any of these direct investments.


Investment Limitations: Each LifeGoal Portfolio is subject to a number of investment limitations, which are described in the SAI. Among other things, the LifeGoal Portfolios' fundamental policies permit them to borrow money from banks for temporary or emergency purposes, subject to percentage and other limitations, and to enter into forward purchase commitments and issue multiple classes of shares. The investment objective, policies and limitations of each LifeGoal Portfolio, unless otherwise speci fied, may be changed without a vote of the LifeGoal Portfolio's shareholders. If the investment objective, policies or limitations of a LifeGoal Portfolio change, shareholders should consider whether the LifeGoal Portfolio remains an appropriate investment in light of their current position and needs.


The Nations Funds also have adopted certain investment restrictions which may be more or less restrictive than those applicable to the LifeGoal Portfolios, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the investment restrictions described in the LifeGoal Portfolios' SAI. The investment restrictions of the underlying Nations Funds are set forth in their respective prospectuses and statements of additional information.



Portfolio Turnover: Generally, LifeGoal Portfolios will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. The LifeGoal Portfolios' portfolio turnover rates are not expected to exceed 50% annually.


     Description of Underlying Nations Funds -- Investment Objectives, Policies and Practices

The LifeGoal Portfolios seek to achieve their investment objectives by investing in certain Nations Funds (each, a "Fund"). The following section provides summaries of the Nations Funds' investment objectives, policies and practices. These summaries are intended to help investors understand some of the more significant aspects of the underlying Nations Funds, but are not intended to be comprehensive disclosures of all policies, practices and risks associated with investments by the LifeGoal Portfolios in the Nations Funds. To receive a prospectus for any underlying Nations Fund, which contains more complete information, please call Nations Funds at 1-800 621-2192.


Equity Funds

Nations Capital Growth Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential. The Fund invests in larger capitalization, high-quality companies which possess above-average earnings growth potential. While the Fund's investments will generally be made in companies which share some of the following characteristics:


o above-average earnings growth relative to Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")1;



o established operating histories, strong balance sheets and favorable financial characteristics; and

o above-average return on equity relative to the S&P 500 Index,


the Fund has a flexible charter which allows it to take advantage of other opportunities. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund may also invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics such as rights and warrants. The Fund may invest a portion of its assets in foreign securities.


Nations Disciplined Equity Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share. In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. Under normal market conditions, the Fund invests at least 65% of its total assets in comon stocks of domestic issuers. The Fund also may invest in preferred stocks, securities convertible into common stock, warrants and rights to purchase common stock, options, U.S. Government and corporate debt securities and foreign securities.


------------------

1 "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The
   McGraw-Hill Companies, Inc.

Nations Emerging Growth Fund: The Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects. The Fund primarily invests in emerging growth companies with revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The Fund focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may also include positions in special situation companies whose growth is expected to accelerate. In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in securities convertible into common stocks and may invest a portion of its assets in foreign securities. The volatility of emerging growth stocks is greater than that of larger companies. Accordingly, while they may have greater potential for gains, they also carry greater downside risk.


Nations Equity Income Fund: The Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields. The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the S&P 500 Index with less volatility. Collectively, these traits may be combined in such fashion as to produce returns in excess of the market, as measured by the S&P 500 Index, on a comparable risk basis.



Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The Fund also may invest its assets in fixed-income securities (corporate and government bonds of various maturities), preferred stocks and warrants and other debt securities, including up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. The Fund may invest a portion of its assets in foreign securities.



Nations Managed Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500 Index. The Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the index over time. The Adviser ranks the attractiveness of each security in the S&P 500 Index according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of 300 to 400 holdings that capture the investment characteristics of the S&P 500 Index. Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical, and, in any event, at least 80% of its total assets in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.


Nations Managed SmallCap Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds that of Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").2 The Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which captures the economic and industry characteristics of small stock performance.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the index over time. From the initial S&P 600 Index stock universe, the Adviser ranks the attractiveness of each security according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of approximately 400 to 500 holdings that capture the investment characteristics of the S&P 600 Index. Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.



Nations Marsico Focused Equities Fund: The Fund's investment objective is to seek long-term growth of capital. The Fund is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks. In choosing stocks, the Adviser attempts to identify individual companies with earnings growth potential that may not be recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and tech-

------------------
2 "Standar & Poor's" and "Standard & Poor's SmallCap 600" are trade-marks of The McGraw-Hill Companies, Inc.

nologies that are in flux), franchise (brand franchises that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment, the global competitive landscape, and such microeconomic factors as company fundamentals, market franchise and company management.


Under normal circumstances the Fund invests at least 65% of its assets in large capitalization common stocks selected for their growth potential. The Fund also may invest to a lesser degree, in other types of securities such as preferred stocks, warrants, convertible securities and debt securities.


Nations Marsico Growth & Income Fund: The Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income. The Fund will typically invest in large capitalization stocks. The Fund may invest in any combination of common stocks, preferred stocks, warrants, convertible securities and debt securities. In building the portfolio, the Adviser seeks to indentify individual companies with earnings growth potential not recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and technologies that are in flux), franchise (brand franchise that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration macroeconomic factors such as interest rates, inflation, the regulatory environment, the global competitive landscape, and company fundamentals, such as market franchise and company management.


Under normal circumstances, the Fund invests up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities with income potential. However, in adverse market conditions, the Fund may reduce the growth component of its portfolio to 25% of its total assets. Additionally, the Adviser may shift the Fund's assets between the growth and income components based on relevant market, financial and economic conditions.


Nations Small Company Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing capital primarily in equity securities. In pursuing its investment objective, under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies with a market capitalization of $1 billion or less. The investment philosophy of Nations Small Company Growth Fund is based on the premise that stock prices are driven by earnings growth and that superior stock market returns occur when a company experiences rapid and accelerating earnings growth due to improving fundamentals.


In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Overall, the Fund's strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and
(ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.



Nations Value Fund:The Fund's investment objective is to seek growth of capital by investing in companies believed to be undervalued. The Fund invests in high quality, large capitalization stocks which are believed to be undervalued relative to the overall stock market or other stocks within the same industry. The principal factor considered by the Adviser in making this determination is the ratio of a stock's price to earnings. The Adviser believes that companies with lower price to earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. Through a combination of the "value" approach and broad diversification among economic sectors and industries, the Fund pursues above-average returns while seeking to avoid above-average risk.



Under normal market conditions, at least 65% of the Fund's total assets are invested in domestic stocks. The Fund may invest a portion of its assets in foreign securities, as well as in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") and investment grade debt securities of domestic companies.



International Funds


Nations Emerging Markets Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies in emerging markets. The Fund also may invest in other types of instruments, including debt securities. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. In such cases, events occurring in such country are more likely to affect the Fund's investments.

Nations International Equity Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other areas, including developing countries. The Fund invests in both established and developing markets around the world. While emphasizing established markets, the Fund typically has some exposure to the more rapidly growing markets of the Pacific Basin, Latin America and Eastern Europe.

Under normal market conditions, the Fund will invest at least 65% of its assets in common stocks of non-United States companies and may invest up to 35% of its assets in any other type of security, including convertible securities, preferred stocks, and various debt securities. Under normal circumstances, the Fund invests in at least three different countries. Under unusual circumstances, however, the Fund may invest all of its assets in one or two countries. In such cases, events occurring in those countries are more likely to affect the Fund's investments.


Nations International Value Fund: The Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries. The Fund pursues its investment objective, under normal circumstances, by investing its assets in the securities of issuers in at least three different foreign countries. Although the Fund may invest in companies of various sizes it typically invests in established companies. The Adviser is committed to the use of the Graham & Dodd-Style value investing approach as introduced in the classic book Security Analysis. The Adviser's approach to selecting stocks for the Fund is value driven and it seeks to purchase a diversified group of businesses at prices that research indicates are below true long-term, or intrinsic, value. In so doing the Adviser seeks to secure not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle. In analyzing a company's long-term value, the Adviser uses sources of information such as company reports, filings with the SEC, computer databases, industry publications, brokerage firm research reports and interviews with company management.

Under normal circumstances, the Fund intends to invest at least 65% of its total assets in equity securities of non-U.S. issuers whose market capitalizations exceed $1 billion at the time of purchase. Although the Fund intends to invest primarily in equity securities listed on stock exchanges it also may invest in equity securities traded over the counter and in private placements. Typically, no more than 5% of total Fund assets will be invested in any one equity security at the time of purchase. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. During temporary defensive periods in response to unusual and adverse conditions, the Fund's assets may be invested without limitation in short-term debt instruments and in securities of U.S. issuers.

Nations Pacific Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan). Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all or a significant portion of its assets in a single country. In such cases, events occurring in that country are more likely to affect the Fund's investments. The Fund will focus on equity securities, but may also invest in investment grade debt obligations.



Bond Funds


Nations Diversified Income Fund: The Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities. The Fund actively seeks opportunities within various bond market sectors, balancing credit and interest rate risk. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations, including fixed income securities such as government, government agency and corporate bonds. Up to 35% of the Fund's total assets may be invested in securities rated lower than investment grade. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income loss than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be greater than five years. Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest a portion of its assets in foreign securities.

Nations Short-Intermediate Government Fund: The Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in U.S. Government Obligations. The Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be three to five years and the duration will not exceed five years.


Nations Short-Term Income Fund: The Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in a broad range of investment grade debt obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years. The Fund may invest a portion of its assets in foreign securities.



Nations Strategic Fixed Income Fund: The Fund's investment objective is to seek total return by investing in investment grade fixed income securities. The Fund invests in a broad range of investment grade debt securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances will it exceed 15 years. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-related securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest a portion of its assets in foreign securities.


Money Market Fund



Nations Prime Fund:The Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities. The Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government. The Fund may also invest in bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, and repurchase agreements relating to U.S. Government Obligations. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940 as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund can maintain a stable net asset value of $1.00 per share.



General


Other Investment Practices: Each of the Nations Funds may invest in certain specified derivative securities, including some or all of the following: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and Commodity Futures Trading Commission-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure and/or risk-management. Each of the Funds may lend their portfolio securities to qualified institutional investors, engage in repurchase agreement transactions, and invest in restricted, private placement and other illiquid securities. Certain Nations Funds may engage in reverse repurchase agreements and dollar roll transactions. Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Nations Funds. Certain Nations Funds also may invest in instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers.


In addition to the foregoing investment practices, some of the underlying Nations Funds may invest in securities issued by other investment companies, preferred stock, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants), guaranteed investment contracts, money market instruments, below-investment grade debt ("junk bonds"), debt obligations of foreign issuers and stocks of foreign corporations, obligations of domestic or foreign governments and their political subdivisions, American Depository Receipts ("ADRs", also called American Depository Shares), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), securities of foreign investment funds or trusts, real estate investment trust securities, convertible debentures, mortgage-backed securities, mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), mortgage-backed bonds, other asset-backed securities and obligations of foreign banks and foreign branches of U.S. banks.




Under Rule 2a-7 of the 1940 Act, a Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of nationally recognized statistical rating organization (each an "NRSRO") or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short- term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.


Principal Risk Considerations: Investments by a Nations Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Nations Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Nations Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt secu-rities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Investments by a Nations Fund in foreign securities present additional risks. These risks include restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in United States markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.



Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.


Nations Marsico Focused Equities Fund, as a non-diversified fund, may invest in fewer issuers than a diversified fund. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value. The Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.


In addition, the Euro will become the single currency in at least 11 European nations used in many financial transactions. Accordingly, the German mark, French franc and other national currencies will no longer be used. Although the impact of implementing the Euro is not possible to predict, the transition could have an effect on the financial markets and economic environment in Europe and other parts of the world. For example, investors may begin to view those countries participating in the Economic Monetary Union as a single combined entity and may alter their investment behavior accordingly. In response to any such effect of the Euro implementation, the Adviser may need to adapt its investment policies and strategy.



Certain of the U.S. Government Obligations that may be purchased by a Nations Fund (or, under certain circumstances, directly by a LifeGoal Portfolio) are not backed by the U.S. Treasury. For example, some U.S. Government Obligations are supported only by the credit of the issuer/guarantor or by the right of the issuer/guarantor to borrow from the U.S. Government. In addition, the market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. Certain types of U.S. Government Obligations are subject to fluctuations in maturity, yield or value due to their structure or contract terms.



Certain of the underlying Nations Funds may invest in derivative securities ("derivatives"). A derivative is a financial instrument whose value is based, at least partly, on the value of an underlying stock, stock index, future or other security. Examples of such derivatives include futures contracts, options, interest rate and currency swap transactions. Certain types of derivatives can, under certain circumstances, significantly increase an investor's exposure to market or other risks.


Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the LifeGoal Portfolios' operations. The LifeGoal Portfolios' principal service providers have advised the LifeGoal Portfolios that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the LifeGoal Portfolios invest also could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a LifeGoal Portfolio's return could be adversely affected.



Please consult the SAI and the prospectus of the particular Nations Fund, for more information about investment practices and risks.

 How Performance Is Shown




From time to time the LifeGoal Portfolios may advertise the total return and yield of a class of shares. In addition, the LifeGoal Portfolios may advertise the "total return" and "yield" of the Primary A Shares of certain underlying Nations Funds. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a LifeGoal Portfolio or Nations Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a LifeGoal Portfolio or Nations Fund (as stated in the Funds' advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.


"Yield" of a class of shares of a non-money market fund is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of the class by the maximum public offering price per share on the last day of that period. "Yield" of a class of shares of a money market fund, such as the Nations Prime Fund, is calculated by annualizing the income generated by an investment in such class over a seven-day period, and showing it as a percentage of that investment. "Effective yield" assumes reinvestment of income.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a LifeGoal Portfolio's or Nations Fund's portfolio and operating expenses. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's or Nations Fund's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's or Nations Fund's investment results to those of other mutual funds and other investment vehicles. Since net asset value and yields fluctuate, yield data cannot necessarily be used to compare an investment in the LifeGoal Portfolios or Nations Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.



In addition to Primary B Shares, the LifeGoal Portfolios offer Primary A, Investor A, Investor B and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a LifeGoal Portfolio's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the LifeGoal Portfolios will not be included in calculations of total return or yield. The Company's annual report will contain additional performance information and will be available upon request without charge from the LifeGoal Portfolios' distributor or an investor's Institution, as defined below or by calling Nations Funds at the toll free numbers indicated on the cover of this Prospectus.


The following information shows the average annual returns of the underlying Nations Funds in which the LifeGoal Portfolios may invest. The performance of the underlying Nations Funds is shown for illustrative purposes only and is not intended to show LifeGoal Portfolio performance.

NATIONS FUNDS
AVERAGE ANNUAL RETURNS -- PRIMARY A SHARES (UNAUDITED)





                                                                                                    Inception
                                                   1-Year Period   3-Year Period    5-Year Period     through
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)     Ended 3/31/98   Ended 3/31/98    Ended 3/31/98     3/31/98
Nations Capital Growth Fund (9/30/92)                   53.89%         29.63%          19.35%        19.47%
Nations Disciplined Equity Fund (10/1/92)               48.65%         31.57%          21.56%        27.15%
Nations Diversified Income Fund (10/30/92)              11.07%          9.05%           7.63%         8.73%
Nations Emerging Growth Fund (12/4/92)                  45.09%         25.18%          19.30%        17.92%
Nations Emerging Markets Fund (6/30/95)                 (6.39)%         N/A             N/A           2.97%
Nations Equity Income Fund (4/11/91)                    37.21%         25.40%          17.82%        17.18%
Nations International Equity Fund (12/2/91)             16.06%         12.09%          10.68%         8.47%
Nations International Value Fund (12/27/95)             39.92%          N/A             N/A          22.91%
Nations Managed Index Fund (8/1/96)                     47.54%          N/A             N/A          41.04%
Nations Managed SmallCap Index Fund (10/15/96)          47.71%          N/A             N/A          29.41%
Nations Marsico Focused Equities Fund (12/31/97)         N/A            N/A             N/A          21.30%
Nations Marsico Growth & Income Fund (12/31/97)          N/A            N/A             N/A          20.30%
Nations Pacific Growth Fund (6/30/95)                  (28.35)%         N/A             N/A          (9.86)%
Nations Short-Intermediate Government Fund (8/1/91)      9.11%          6.71%           5.08%         6.66%
Nations Short-Term Income Fund (9/30/92)                 6.89%          6.74%           5.45%         5.45%
Nations Small Company Growth Fund (12/12/95)            49.41%          N/A             N/A          25.39%
Nations Strategic Fixed Income Fund (10/30/92)          10.53%          7.90%           6.07%         6.80%
Nations Value Fund (9/19/89)                            38.53%         28.85%          20.29%        16.64%
Nations Prime Fund (12/15/86)                            5.61%          5.59%           4.96%         6.00%

     How The LifeGoal Portfolios Are Managed


The business and affairs of the Company are managed under the supervision and direction of its Board of Directors. The LifeGoal Portfolios' SAI contains the names of and general background information concerning each Director of the Company.



As described below, the LifeGoal Portfolios are advised by NBAI which is responsible for the overall management and supervision of the investment management of each LifeGoal Portfolio. The LifeGoal Portfolios also are sub-advised by TradeStreet, which as a general matter is responsible for the day-to-day investment decisions for the LifeGoal Portfolios.


The Company and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Portfolios that the merger will not reduce the level or quality of advisory and other services provided to the Portfolios.



Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the LifeGoal Portfolios and the Nations Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the LifeGoal Portfolios and most of the Nations Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Gartmore Global Partners ("Gartmore"), with principal offices at One NationsBank Plaza, Charlotte, North Carolina, 28255, serves as the investment sub-adviser to three of the underlying Nations Funds. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities own 100% of the equity of Gartmore Investment Management plc.


Brandes Investment Partners, L.P. ("Brandes"), with principal offices at 12750 High Bluff Drive, San Diego, California 92130, serves as investment sub-adviser to one of the underlying Nations Funds -- Nations International Value Fund.


Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, serves as the investment sub-adviser to two of the underlying Nations Funds -- Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. NationsBank has an option to purchase up to 50% of Marsico Capital.



Subject to the general supervision of the Company's Board of Directors, and in accordance with each LifeGoal Portfolio's investment policies, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed quarterly for rebalancing at the discretion of the Adviser.


The Adviser has the ability to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios. In the event the Adviser seeks to invest the assets of a LifeGoal Portfolio in a Nations Fund not identified in this Prospectus, the Company will amend or supplement the Prospectus to include all pertinent information.



Both the LifeGoal Portfolios and Nations Funds have investment advisory arrangements with NBAI. NBAI is entitled to receive advisory fees at an annual rate of .25% of the average daily net assets of each LifeGoal Portfolio. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI, in turn, compensates TradeStreet for investment sub-advisory services at an annual rate of .05% of the average daily net assets of each LifeGoal Portfolio. NBAI also receives advisory fees at varying rates from the underlying Nations Funds, and pays TradeStreet, Gartmore, Brandes and Marsico Capital sub-advisory fees for their services to the underlying Nations Funds. From time to time, the Adviser may waive or reimburse (either voluntarily or pursuant to applicable state expense limitations) advisory fees and/or expenses payable by a LifeGoal Port-folio. Once commenced, waiver and reimbursement arrangements may be discontinued at any time. In addition, the Adviser may from time to time compensate Institutions, as defined below, for providing certain services to Customers. LifeGoal Portfolios' shareholders will indirectly pay their proportionate share of the advisory fees and other expenses of any Nations Fund in which the LifeGoal Portfolios are invested.



For the fiscal year ended March 31, 1998, the LifeGoal Portfolios paid NBAI advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolio -- .25%; Nations LifeGoal Balanced Growth Portfolio -- .25%; and Nations LifeGoal Income and Growth Portfolio -- .25%.


For the fiscal year ended March 31, 1998, NBAI paid TradeStreet sub-advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolio -- .05%; Nations LifeGoal Balanced Growth Portfolio -- .05%; and Nations LifeGoal Income and Growth Portfolio -- .05%.



NBAI, TradeStreet and certain of their affiliates provide advisory and other services to Nations Funds for which they receive compensation. The level of compensation received and services provided by them differs among the various Nations Funds. These differences subject the Adviser to conflicts of interest, in that the Adviser could increase its fee income or that of its affiliates, or attain other direct or indirect benefits, by allocating LifeGoal Portfolio assets to underlying Nations Funds that pay higher fees or provide other benefits.



The Co-Portfolio Managers for the LifeGoal Portfolios are E. Keith Wirtz and C. Thomas Clapp.


Mr. Wirtz is Managing Director and Chief Investment Officer of TradeStreet and has been responsible for the Firm's investment staff, strategy and policy since December 1996. Prior to assuming his position with TradeStreet, from April 1992 through December 1996, he was Senior Vice President and Chief Investment Officer of Bank of America's Investment Management Division. Mr. Wirtz has worked in the investment community since 1981. His past experience includes domestic and international portfolio management for both private and institutional clients. Mr. Wirtz received his B.S. in Finance from Arizona State University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Los Angeles Analyst Society.


Mr. Clapp is Director of the Equity Management Group for TradeStreet. Prior to assuming his position with TradeStreet in 1995, he was Senior Vice President and Director of Research for the Investment Management Group at NationsBank. Prior to joining NationsBank in 1992, Mr. Clapp was a Senior Portfolio Manager with Royal Insurance Group. Mr. Clapp has worked in the investment community since 1984. He received his B.A. in Economics from the University of North Carolina at Chapel Hill and an M.B.A. from the University of South Carolina. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Morrison & Foerster LLP, counsel to the Company and Nations Funds, and special counsel to NationsBank and certain of its affiliates, has advised the Company and Nations Funds that NationsBank and its affiliates may perform the services contemplated by the various investment advisory agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



Other Service Providers:Stephens Inc. ("Stephens"), a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the LifeGoal Portfolios pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various administrative and corporate secretarial services to the LifeGoal Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the LifeGoal Portfolios. Stephens will not receive any fees from the LifeGoal Portfolios for these services.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the LifeGoal Portfolios. Under the co-administration agreement, First Data provides various administrative and accounting services to the LifeGoal Portfolios including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the LifeGoal Portfolios. For the services rendered pursuant to the co-administration agreement, First Data is entitled to receive a fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.


For the fiscal period ended March 31, 1998, the LifeGoal Portfolios paid First Data the following amounts for administration services: Nations LifeGoal Growth Portfolio --

$4,959; Nations LifeGoal Balanced Growth Portfolio -- $4,959; and Nations LifeGoal Income and Growth Portfolio -- $4,959.

Shares of the LifeGoal Portfolios are sold on a continuous basis by Stephens, as the LifeGoal Portfolios' sponsor and distributor. The LifeGoal Portfolios have entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the LifeGoal Portfolios. Stephens may pay service fees or commissions to Institutions that assist customers in purchasing Primary B Shares of LifeGoal Portfolios.


First Data serves as the transfer agent (the "Transfer Agent") for each of LifeGoal Portfolio's Primary B Shares. NationsBank serves as custodian for the assets of each LifeGoal Portfolio. NationsBank also serves as the sub-transfer agent for each LifeGoal Portfolio's Primary B Shares.

Stephens, First Data, and NationsBank all provide services at the underlying Nations Funds level and are compensated directly by such Nations Funds for those services.

PricewaterhouseCoopers LLP serves as independent accountant to the Company. Their address is 160 Federal Street, Boston, Massachusetts 02110.



Expenses: Certain administrative and other fees and expenses will be charged at the LifeGoal Portfolios and Nations Funds levels. However, redundancies of fees and expenses between the LifeGoal Portfolios and Nations Funds will be minimal, because distinct services are being provided at each fund level. For example, the LifeGoal Portfolios pay advisory fees to the Adviser for its services in allocating LifeGoal Portfolio assets among the underlying Nations Funds. These services are distinct from the services provided by the Adviser to the Nations Funds in managing the Nations Funds' individual portfolio securities.


NBAI, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, except taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The LifeGoal Portfolios' expenses that will be absorbed by NBAI include, but are not limited to: fees paid to service providers other than the Adviser; interest; Directors' fees; federal and state securities registration and qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; certain insurance premiums; outside auditing and legal expenses; and costs of shareholder reports and shareholder meetings. Primary B Shares also bear certain class specific expenses, which are described under "Shareholder Administration Arrangements," below.



The LifeGoal Portfolios do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Nations Funds. By investing in Primary A Shares of the Nations Funds, the LifeGoal Portfolios also will not be subject to any asset-based sales charges or service fees. The sales charges or service fees associated with purchase of shares of the LifeGoal Portfolios will not exceed the limits set forth in Rule 2830 of the Conduct Rules of the NASD when aggregated with sales charges or service fees, if any, that the LifeGoal Portfolios pay relating to Nations Funds shares.


The LifeGoal Portfolios' share of the Nations Funds' expenses may include expenses that the LifeGoal Portfolios would not have incurred if it had not been structured as a "fund of funds." For example, if a portfolio manager of one Nations Fund purchases the same securities that the portfolio manager of another Nations Fund is selling, there may be transaction charges and commissions that achieve little or no benefit for the LifeGoal Portfolios. Such transactions will be rare because the Nations Funds pursue a broad range of investment strategies, and therefore invest in different types of securities.

 Organization And History




The LifeGoal Portfolios are members of the Nations Funds Family, which consists of the Company, Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Annuity Trust and Nations Institutional Reserves. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.



Nations LifeGoal Funds, Inc.: The Company was incorporated in Maryland on July 3, 1996 and commenced operations on October 2, 1996, and shares were offered to the public on October 15, 1996. The Company's fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations LifeGoal Funds, Inc. consists of 1,200,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which includes several classes of shares. This Prospectus relates to the Primary B Shares of the following three portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, and LifeGoal Income and Growth Portfolio. To obtain additional information regarding the LifeGoal Portfolios' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-621-2192.



Shares of each portfolio and class have equal rights with respect to voting, except that the holders of shares of a particular Portfolio or class will have the exclusive right to vote on matters affecting only the rights of the holders of such portfolio or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective portfolio of the Company, less (b) the liabilities of the Company attributable to the respective portfolio or class or allocated among the Portfolios or classes based on the respective liquidation value of each portfolio or class.


Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all portfolios voting together for election of directors may elect all of the members of the Board of Directors of the Company. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of the Company. There are no preemptive rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable.



As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of the Company and therefore could be considered to be a controlling person of the Company and each of the LifeGoal Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that the Company will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


About Your Investment


 How To Buy Shares




Primary B Shares may be purchased through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) ("Institutions") that have entered into a shareholder administration agreement (an "Administration Agreement") with the Company and/or a selling agreement with Stephens.


The LifeGoal Portfolios reserve the right, in their discretion, to make Primary B Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.



Primary B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution. Institutions, however, may charge the accounts of their customers ("Customers") for services provided in connection with the purchase of shares.


Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").


There is a minimum initial investment of $1,000 for each record holder; there is no minimum subsequent investment.


Pursuant to the Administration Agreements, Institutions will provide various shareholder services for their Customers that own Primary B Shares. From time to time, the Company may voluntarily reduce the maximum fees payable for shareholder services.



The Company and Stephens reserves the right to reject any purchase order. The issuance of Primary B Shares is recorded on the books of the LifeGoal Portfolios, and share certificates are not issued. It is the responsibility of Institutions to record beneficial ownership of Primary B Shares and to reflect such ownership in the account statements provided to their Customers.

Purchase orders for Primary B Shares in the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Portfolios' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution. Primary B Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens, the Transfer Agent or their respective agents.


Institutions are responsible for transmitting orders for purchases of Primary B Shares by their Customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to the Company. Institutions should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

     How To Redeem Shares


Redemption orders for Primary B Shares of the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Redemption proceeds are normally remitted in federal funds wired to the redeeming Institution within three Business Days following receipt of the order. Customers may redeem all or part of their Primary B Shares in accordance with instructions and limitations pertaining to their account at an institution. It is the responsibility of the institutions to transmit redemption orders to Stephens or to the transfer agent and to credit their customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders that it receives to the Company. No charge for wiring redemption payments is imposed by the Company, although the institutions may charge their customer accounts for these or other services provided in connection with the redemption of Primary B Shares. Information concerning these services and any charges are available from the institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent or their respective agents.


The LifeGoal Portfolios may redeem a shareholder's Primary B Shares if the balance in such shareholder's account with the Portfolio drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. If a shareholder has agreed with a particular institution to maintain a minimum balance in his or her account at the institution, and the balance in such institution account falls below that minimum, the shareholder may be obliged to redeem all or a part of his or her Primary B Shares in the LifeGoal Portfolios to the extent necessary to maintain the required minimum balance in such institution account. The LifeGoal Portfolios also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


 How To Exchange Shares



The exchange feature enables a shareholder of Primary B Shares of a LifeGoal Portfolio to acquire Primary B Shares of another fund in the Nations Funds Family (which includes both LifeGoal Portfolios and Nations Funds) when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of Primary B Shares of a LifeGoal Portfolio for Primary B Shares of another Nations Fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.


The LifeGoal Portfolios and each of the other funds of the Nations Funds Family may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by the LifeGoal Portfolios upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before exchanging to another fund. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.


The LifeGoal Portfolios reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


Provided your institution allows telephone exchanges, during periods of significant economic or market change, such telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Institution through which the original shares were purchased. Investors should consult their institution or Stephens for further information regarding exchanges.

Primary B Shares may be exchanged by directing a request directly to the institution, if any, through which the original Primary B Shares were purchased or, in some cases, to Stephens or the transfer agent. Investors should consult their institution or Stephens for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your institution.

     Shareholder Administration Plan

The LifeGoal Portfolios have adopted a Shareholder Administration Plan (the "Administration Plan") pursuant to which institutions provide shareholder administration services to their Customers who from time to time beneficially own Primary B Shares. Payments under the Administration Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.60% of the average daily net asset value of the Primary B Shares beneficially owned by customers with whom the Institutions have a servicing relationship. Additionally, in no event may the portion of the shareholder administration fee that constitutes a "service fee," as that term is defined in Rule 2830 of the Conduct Rules of the NASD, exceed 0.25% of the average daily net asset value of such Primary B Shares of a LifeGoal Portfolio. Holders of Primary B Shares will bear all fees paid to Institutions under the Administration Plan.


Such shareholder administration services supplement the services provided by Stephens, First Data and the transfer agent to shareholders of record. The shareholder administration services provided by Institutions may include: (i) aggregating and processing purchase and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the LifeGoal Portfolios on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services; and (xii) providing such other similar services as may be reasonably requested.



The Company may suspend or reduce payments under the Administration Plan at any time, and payments are subject to the continuation of the Administration Plan described above and the terms of the Administration Agreement between Institutions and the Company. See the SAI for more details on the Administration Plan.



The Administration Plan also provides that, to the extent any portion of the fees payable under the Administration Plan is deemed to be for services primarily intended to result in the sale of LifeGoal Portfolio shares, such fees are deemed approved and may be paid under the Administration Plan.


The Company understands that Institutions may charge fees to their Customers who are the owners of Primary B Shares in connection with their customers' accounts. These fees would be in addition to any amounts which may be received by an Institution under its Administration Agreement with the Company. The Administration Agreement requires an Institution to disclose to its Customers any compensation payable to the Institution by the Company and any other compensation payable by the Customers in connection with the investment of their assets in Primary B Shares. Customers of Institutions should read this Prospectus in light of the terms governing their accounts with their Institutions.


The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens has also established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the LifeGoal Portfolios may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.



Conflict of interest restrictions may apply to the receipt by Institutions of compensation from the Company in connection with the investment of fiduciary assets in Primary B Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Primary B Shares.

     How The LifeGoal Portfolios Value Their Shares




The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the LifeGoal Portfolios are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the LifeGoal Portfolios will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas.


The Nations Funds determine their net asset value per share on a daily basis. The net asset value of the LifeGoal Portfolio shares will be determined by reference to the net asset value of the underlying Nations Fund.


     How Dividends And Distributions Are Made; Tax Information



Dividends And Distributions


Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the LifeGoal Portfolios with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.


Primary B Shares of LifeGoal Portfolios are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.



The net asset value of Primary B Shares in LifeGoal Portfolios will be reduced by the amount of any dividend or distribution. Dividends are paid in the form of additional Primary B Shares of the same LifeGoal Portfolio unless the Customer or investor has elected no less than ten business days prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to LifeGoal Portfolio's Transfer Agent and will become effective with respect to dividends paid after its receipt. Accordingly, dividends and distributions on newly purchased Primary B Shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable.


Tax Information



Each of the LifeGoal Portfolios intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In general, such qualification relieves a LifeGoal Portfolio of liability for federal income tax to the extent all of its annual earnings are distributed in accordance with the Code. Each LifeGoal Portfolio intends to distribute substantially all of its earnings each taxable year.


Any distributions by a LifeGoal Portfolio of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally will be taxable as ordinary income to shareholders whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an Individual Retirement Account are generally deferred under the Code.)


Corporate shareholders in the LifeGoal Portfolios may be entitled to the dividends-received deduction for distributions attributable to those underlying funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing fund.


Substantially all of the net realized long-term capital gains of the LifeGoal Portfolios, if any, will be distributed at least annually to the LifeGoal Portfolios' shareholders. The LifeGoal Portfolios will generally have no tax liability with respect to such gains, and the distributions generally will be taxable to shareholders as capital gains, regardless of how long the shareholders have held such LifeGoal Portfolios' shares and whether such gains are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.



Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and distributions may also be subject to state and local taxes.


Dividends and capital gain distributions declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a LifeGoal Portfolio on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.



Federal law requires the Company to withhold 31% from any distributions paid by the Company and/or redemptions (including exchanges and redemptions in-kind) to individual shareholders unless the shareholder properly furnishes a certified, correct Taxpayer Identification Number and certifies that withholding does not apply. Such withholding is also required if the Internal Revenue Service notifies the Company that the Taxpayer Identification Number provided by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. Amounts withheld are applied to the shareholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the LifeGoal Portfolios to withhold tax on dividends paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the LifeGoal Portfolios and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations and with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

 Financial Highlights

The following financial information has been derived from the audited financial statements of the LifeGoal Portfolios. PricewaterhouseCoopers LLP is the independent accountant to the LifeGoal Portfolios. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of the LifeGoal Portfolios accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. For more information see "Organization And History." Shareholders of the Portfolios will receive unaudited semi-annual reports describing the Portfolios' investment operations and annual financial statements audited by the LifeGoal Portfolios' independent accountant.


FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD


LifeGoal Growth Portfolio





                                                                     PERIOD
                                                                      ENDED
Primary B Shares                                                    03/31/98*
Operating performance:
Net asset value, beginning of period                               $ 12.25
Net investment income/(loss)                                          0.01 (a)
Net realized and unrealized gain on investments                       0.70
Net increase in net assets resulting from investment operations       0.71
Distributions:
Distributions from net investment income                             (0.01)
Distributions in excess of net investment income                     (0.25)
Distributions from net realized capital gains                        (0.21)
Total distributions                                                  (0.47)
Net asset value, end of period                                     $ 12.49
Total return++                                                        6.24%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                               $     6
Ratio of operating expenses to average net assets+++                  0.75%+
Ratio of net investment income to average net assets                  0.15%+
Portfolio turnover rate                                                 69%



     * LifeGoal Growth Portfolio Primary B Shares commenced investment operations on September 19, 1997.
     + Annualized.
    ++ Total return represents aggregate total return for the period indicated
       anddoes not reflect the deduction of any applicable sales charges.
   +++ The Portfolio's expenses do not include the expenses of the underlying
       Funds.
   (a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share for the period.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD


LifeGoal Balanced Growth Portfolio





                                                                                   PERIOD
                                                                                   ENDED
Primary B Shares                                                                 03/31/98*
Operating performance:
Net asset value, beginning of period                                            $ 10.95
Net investment income                                                             (0.16)(a)
Net realized and unrealized gain/(loss) on investments                             0.77
Net increase/(decrease) in net assets resulting from investment operations         0.93
Distributions:
Distributions from net investment income                                          (0.20)
Distributions in excess of net investment income                                  (0.24)
Distributions from net realized capital gains                                     (0.50)
Total distributions                                                               (0.94)
Net asset value, end of period                                                  $ 10.94
Total return++                                                                     9.24%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                            $    26
Ratio of operating expenses to average net assets+++                               0.75%+
Ratio of net investment income to average net assets                               2.37%+
Portfolio turnover rate                                                              94%



     * LifeGoal Balanced Growth Portfolio Primary B Shares commenced investment operations on August 4, 1997.
     + Annualized.
    ++ Total return represents aggregate total return for the period indicated
       and does not reflect the deduction of any applicable sales charges.
   +++ The Portfolio's expenses do not include the expenses of the underlying
       Funds.
   (a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period.

Prospectus
                                                               Investor A Shares

                                                                 August 1, 1998

This Prospectus describes three diversified investment portfolios, LIFEGOAL GROWTH PORTFOLIO, LIFEGOAL BALANCED GROWTH PORTFOLIO, and LIFEGOAL INCOME AND GROWTH PORTFOLIO (each a "LifeGoal Portfolio" and, collectively, the "LifeGoal Portfolios"), of Nations LifeGoal Funds, Inc. (the "Company"), an open-end management investment company in the Nations Funds Family. The LifeGoal Portfolios invest substantially all of their assets in certain other funds within the Nations Funds Family. These underlying funds are referred to in this Prospectus as "Nations Funds." This Prospectus describes one class of shares of each LifeGoal Portfolio -- Investor A Shares.

This Prospectus sets forth concisely the information about each LifeGoal Portfolio that a prospective purchaser of Investor A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the LifeGoal Portfolios is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the Nations Funds Family at its address or telephone number shown below. The SAI for the LifeGoal Portfolios, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the LifeGoal Portfolios. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the LifeGoal Portfolios. As used in this Prospectus, the term "Adviser" refers to NBAI, TradeStreet/Gartmore Global Partners, Brandes Investment Partners, L.P. and/or Marisco Capital Management, LLC as the context may require, see "How The LifeGoal Portfolios Are Managed."

SHARES OF THE NATIONS FUNDS FAMILY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE LIFEGOAL PORTFOLIOS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO THE NATIONS FUNDS FAMILY, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR THE LIFEGOAL PORTFOLIOS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

LIFEGOAL PORTFOLIOS:
LifeGoal Growth Portfolio
LifeGoal Balanced Growth Portfolio
LifeGoal Income and Growth Portfolio

For Portfolio

information call:
1-800-321-7854

Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

[Nations Funds Logo]


NF-96701-8/98

                          Table Of Contents

About The LifeGoal Portfilios

                          Prospectus Summary                                  3
                          -----------------------------------------------------

                          Expenses Summary                                    4

                          -----------------------------------------------------

                          Objectives                                          6

                          -----------------------------------------------------

                          How Objectives Are Pursued                          7

                          -----------------------------------------------------

                          Description Of Underlying Nations Funds
                           -- Investment Objectives, Policies And Practices  10

                          -----------------------------------------------------

                          How Performance Is Shown                           17

                          -----------------------------------------------------

                          How The LifeGoal Portfolios Are Managed            19

                          -----------------------------------------------------

                          Organization And History                           23

                          -----------------------------------------------------

                          How To Buy Shares                                  24

                          -----------------------------------------------------

About Your Investment

                          How To Redeem Shares                               26

                          -----------------------------------------------------

                          How To Exchange Shares                             27

                          -----------------------------------------------------

                          Shareholder Servicing and Distribution Plans       28

                          -----------------------------------------------------

                          How The LifeGoal Portfolios Value Their Shares     29

                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;
                          Tax Information                                    30

                          -----------------------------------------------------

                          Financial Highlights                               31

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE LIFEGOAL PORTFOLIOS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE LIFEGOAL PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY LIFEGOAL PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                    About The LifeGoal Portfolios



  Prospectus Summary
o TYPE OF COMPANY: Open-end management investment company.

o INVESTMENT OBJECTIVES AND POLICIES:

 o LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.

 o LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.

 o LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.

  The LifeGoal Portfolios are designed for long-term investors seeking the benefits of asset allocation and diversification. Unlike traditional mutual funds, which invest directly in individual securities, the LifeGoal Portfolios pursue their investment objectives by allocating their assets among various Nations Funds.


o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the LifeGoal Portfolios. NBAI provides investment management services to more than 60 other funds in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the LifeGoal Portfolios. For more information about the investment adviser and investment sub-adviser to the LifeGoal Portfolios, see "How The LifeGoal Portfolios Are Managed".


o DIVIDENDS AND DISTRIBUTIONS: Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains, including net short-term capital gains, are distributed at least annually.


o RISK FACTORS: Although NBAI, together with TradeStreet, seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that they will be able to do so. Investments in a LifeGoal Portfolio are not insured against loss of principal. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds stocks are subject to stock market risk, which is the risk that the value of the stocks held by Nations Funds may decline over short or even extended periods. In addition, certain of the Nations Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds debt securities are subject to interest rate risk, which is the risk that the value of the debt securities, including U.S. Government Obligations (as defined below), held by Nations Funds may be adversely affected by changes in market interest rates. The value of Nations Funds' investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In addition, debt securities which are not issued or guaranteed by the U. S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Nations Funds may invest portions, and in some cases substantially all, of their assets in foreign securities. Foreign securities present unique investment risks, including risks associated with currency fluctuations, markets that tend to be less developed and more volatile than U.S. markets and markets that are characterized by less governmental supervision and lower disclosure standards. Certain of Nations Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- General Characteristics and Risk Factors of the Major Asset Classes" and
  "Description of Underlying Nations Funds --  Principal Risk Considerations."


o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs or accounts established with certain fee-based investment advisers or financial planners, including wrap fee accounts and other managed agency/asset allocation accounts; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."


  Expenses Summary

Expenses are one of several factors to consider when investing in a LifeGoal Portfolio. The following tables summarize estimated shareholder transaction and operating expenses as a percentage of net assets for Investor A Shares of each LifeGoal Portfolio. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each LifeGoal Portfolio over specified periods.



LIFEGOAL PORTFOLIOS INVESTOR A SHARES

                                                                        LifeGoal    LifeGoal
                                                            LifeGoal    Balanced   Income and
                                                             Growth      Growth      Growth
Shareholder Transaction Expenses                           Portfolio   Portfolio   Portfolio
Sales Load Imposed on Purchases                              None        None         None
Deferred Sales Load                                          None        None         None
Redemption Fees Payable to the LifeGoal Portfolios1         1.00%       1.00%        1.00%
Annual Portfolio Operating Expenses
(as a percentage of average net assets)
Management Fees                                              .25%        .25%         .25%
Rule 12b-1 fees (including shareholder servicing fees)       .25%        .25%         .25%
Other Expenses (After Expense Reimbursements)                .00%        .00%         .00%
Total Operating Expenses (After Expense Reimbursements)      .50%        .50%         .50%

1 There is a 1% redemption fee retained by the LifeGoal Portfolio or Portfolios which is imposed only on certain redemptions by Substantial Investors (as defined below) of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

Examples: You would pay the following expenses on a $1,000 investment in Investor A Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below and further assuming: (1) a 5% annual return and (2) redemption at the end of each time period.




                         LifeGoal    LifeGoal
             LifeGoal    Balanced   Income and
              Growth      Growth      Growth
            Portfolio   Portfolio   Portfolio
1 Year         $ 14        $ 13        $ 12
3 Years        $ 44        $ 42        $ 38
5 Years        $ 76        $ 72        $ 65
10 Years       $167        $158        $144


The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor A Shares of a LifeGoal Portfolio can expect. The figures in the above tables show the basis on which payments will be made, except that Other Expenses are estimated for the LifeGoal Portfolios' current fiscal year and the Examples include indirect expenses for the underlying Nations Funds' most recent fiscal year (or estimates thereof for new funds). For more complete descriptions of the LifeGoal Portfolios' operating expenses, see "How The LifeGoal Portfolios Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the LifeGoal Portfolios, see "Shareholder Servicing and Distribution Plans."


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


LifeGoal Portfolios' Indirect Expenses

Based on the annualized expense ratios for Primary A Shares of each of the selected underlying Nations Fund's investments for its fiscal period ended March 31, 1998 and the expected percentage investment ranges in the underlying Nations Funds, the range of the weighted average indirect expense ratio for each LifeGoal Portfolio is as follows:

                                                                (before fee
                                         (after fee waivers   waivers and/or
                                           and/or expense         expense
                                          reimbursements)     reimbursements)
LifeGoal Growth Portfolio                 .56% to 1.22%       .88% to 1.37%
LifeGoal Balanced Growth Portfolio        .61% to 1.00%       .87% to 1.15%
LifeGoal Income and Growth Portfolio      .49% to  .89%       .74% to 1.10%

The indirect expense ratios fluctuate within these ranges depending upon how assets are allocated among the Nations Funds. The LifeGoal Portfolios will be invested in the Primary A Shares of the underlying Nations Funds and, under normal market conditions, will be allocated among the various fund categories in the percentages shown below. Under extraordinary circumstances, a LifeGoal Portfolio's investment in one or more Nations Funds might exceed these ranges. For temporary defensive purposes, any LifeGoal Portfolio may invest up to 100% of its assets in Nations Prime Fund, a money market fund.

     Objectives

o LIFEGOAL GROWTH PORTFOLIO -- LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.

FUND CATEGORY                                      RANGE                   FUNDS
Large-Capitalization Domestic Equity Funds       40-75%   Nations Capital Growth Fund
                                                          Nations Disciplined Equity Fund
                                                          Nations Equity Income Fund
                                                          Nations Managed Index Fund
                                                          Nations Marsico Focused Equities Fund
                                                          Nations Marsico Growth & Income Fund
                                                          Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds   15-35%   Nations Emerging Growth Fund
                                                          Nations Managed SmallCap Index Fund
                                                          Nations Small Company Growth Fund
Core International Equity Funds                  10-20%   Nations International Equity Fund
                                                          Nations International Value Fund
Non-Core International Equity Funds               0-10%   Nations Emerging Markets Fund
                                                          Nations Pacific Growth Fund


o LIFEGOAL BALANCED GROWTH PORTFOLIO -- LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.


FUND CATEGORY                                      RANGE                   FUNDS
Large-Capitalization Domestic Equity Funds       20-40%   Nations Capital Growth Fund
                                                          Nations Disciplined Equity Fund
                                                          Nations Equity Income Fund
                                                          Nations Managed Index Fund
                                                          Nations Marsico Focused Equities Fund
                                                          Nations Marsico Growth & Income Fund
                                                          Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds   10-20%   Nations Emerging Growth Fund
                                                          Nations Managed SmallCap Index Fund
                                                          Nations Small Company Growth Fund
Core International Equity Funds                   5-15%   Nations International Equity Fund
                                                          Nations International Value Fund
Core Bond Funds                                  40-60%   Nations Diversified Income Fund
                                                          Nations Strategic Fixed Income Fund

o LIFEGOAL INCOME AND GROWTH PORTFOLIO -- LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.

FUND CATEGORY                                        RANGE                   FUNDS
Large-Capitalization Domestic Equity Funds         10-30%   Nations Capital Growth Fund
                                                            Nations Disciplined Equity Fund
                                                            Nations Equity Income Fund
                                                            Nations Managed Index Fund
                                                            Nations Marsico Focused Equities Fund
                                                            Nations Marsico Growth & Income Fund
                                                            Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds      0-10%   Nations Small Company Growth Fund
Core International Equity Funds                     0-10%   Nations International Equity Fund
                                                            Nations International Value Fund
Short Duration Bond Funds                          50-90%   Nations Short-Term Income Fund
                                                            Nations Short-Intermediate Government
                                                             Fund
Money Market Funds                                  0-20%   Nations Prime Fund

The LifeGoal Portfolios are intended primarily for long-term investors. The LifeGoal Portfolios are structured as "funds of funds" that allocate substantially all of their assets to investments in Primary A Shares of various Nations Funds. The performance of the LifeGoal Portfolios will, therefore, correspond to the performance of the various underlying Nations Funds. Additional information about the underlying Nations Funds, including their investment objectives, investment policies and practices, is set forth below under "Descriptions of Under-lying Nations Funds -- Investment Objectives, Policies and Practices." The Adviser allocates and reallocates each LifeGoal Portfolio's assets among the underlying Nations Funds identified above, and potentially other Nations Funds, based on the percentage ranges shown above for the various fund categories. As discussed below under "The Asset Allocation Process," a LifeGoal Portfolio's actual investment allocation may deviate from the percentage ranges shown above, over the short or long term.


  How Objectives Are Pursued

Benefits of Asset Allocation

For most investors, choosing the mix of asset classes is the most important investment decision they can make. Asset allocation is the single greatest determinant of an investor's return and risk. It is the process of developing a diversified portfolio by mixing different asset classes (I.E., international stocks, domestic stocks and bonds) in varying portions to gain exposure to the different return and risk characteristics of each asset class. Asset classes and market segments (large, mid and small capitalization stocks) tend to react in different ways to changes in economic conditions. Therefore, an investment approach that combines various market segments and asset classes may reduce overall portfolio volatility.


The assets of each LifeGoal Portfolio are allocated among various asset classes through their investment in different fund categories. Each LifeGoal Portfolio has its own asset allocation strategy which gives it a distinctive risk profile and offers different return potential. Investors should select the LifeGoal Portfolio (or Portfolios) which best matches their investment goals, risk tolerance and investment horizon.

In general, the greater the LifeGoal Portfolio's percentage allocation to equity funds, the greater the potential return and risk of share price decline. Because of equity funds' greater risks, investors in the LifeGoal Portfolios that have a higher allocation to equity funds should have a longer investment horizon. In general, the greater the LifeGoal Portfolio's percentage allocation to bond funds, the greater the potential price stability; however, returns may be lower.

Investment performance will vary based on many factors, including market conditions and the composition of a LifeGoal Portfolio's portfolio. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's investment results to those of other mutual funds and to market indexes.

Although the Adviser will seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. No single LifeGoal Portfolio should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of a LifeGoal Portfolio fluctuates based on fluctuations in the values of the underlying Nations Funds' shares, which, in turn, fluctuate based on market conditions and other factors. Therefore, investors should not rely upon LifeGoal Portfolios for short-term financial needs. The LifeGoal Portfolios are not intended to provide a vehicle for participating in short-term swings in the stock market, and their shares are not insured against loss of principal.

The Asset Allocation Process

Subject to the general supervision of the Company's Board of Directors, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. In this context, allocation is the process of setting or changing the weightings of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio. The "weightings" of the different fund categories and Nations Funds within a particular LifeGoal Fund's portfolio are the percentage targets that the Adviser sets for investment in a particular fund category or Nations Fund. All fund category weightings will be within the overall percentage ranges shown above. Rebalancing is the process of bringing portfolio allocations back into alignment with the applicable weightings. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed at least monthly for rebalancing at the discretion of the Adviser.

Although the Adviser may rebalance each LifeGoal Portfolio's holdings quarterly, it expects to rebalance less often. Thus, at any time, it is possible that the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular Nations Fund or fund category will not correspond precisely with the applicable weightings. Also, depending on the frequency of rebalancings, the extent of any such deviation could continue for some time.

The Adviser has adopted certain policies designed to reduce the extent and duration of such deviations. For example, if any fund category percentage ranges are exceeded, the Adviser will allocate new investment dollars to the other fund categories. Likewise, the Adviser will allocate new investment dollars to fund categories whose minimum percentages have not been met. Redemption requests, however, will generally be met by redeeming shares of underlying Nations Funds according to the applicable weightings.

Determining the asset allocation applicable to each LifeGoal Portfolio is a two step process. The first step is determining the broad asset classes for each LifeGoal Portfolio -- large and small capitalization domestic stocks, foreign stocks, bonds and money market securities. In making this determination, the Adviser will consult the relevant historical data for the returns of each asset class in various economic scenarios. Those returns will be reviewed in the context of the Adviser's outlook for the economy and markets and adjusted for reasonableness. The second step in the process is to determine the particular Nations Funds in which each LifeGoal Portfolio will invest. The Adviser looks at historic returns and valuations to determine which Nations Funds are most appropriate. Determining how the individual Nations Funds may interact with one another within a portfolio is a critical part of this second step.

Although it is expected that the LifeGoal Portfolios will invest in the Nations Funds identified in "Description of Underlying Nations Funds," the Adviser has the discretion to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any funds introduced subsequent to the date of this Prospectus, as permissible investments for the LifeGoal Portfolios.

General Characteristics and Risk Factors of the Major Asset Classes

The underlying Nations Funds invest primarily in various stocks, bonds and money market securities. This section provides a brief summary of the general characteristics and overall risk factors associated with these asset classes. Additional information is provided under "Description of Underlying Nations Funds" below and in the prospectuses of the underlying Nations Funds.

Common stocks represent ownership in a company. Stock prices move with changes in a company's current earnings and its prospects for the future, and with overall stock market conditions. Stocks offer the potential for price appreciation and rising dividends. While smaller companies usually reinvest their earnings back into the company and therefore pay minimal, if any, dividends, they offer the possibility of greater appreciation.

Historically, stocks have provided higher returns than bonds or money market securities. Therefore, they have also provided the greatest protection against inflation and the resulting erosion of purchasing power. However, the additional return has been accompanied by additional volatility. Equity investors should have a long-term investment horizon and be willing to accept the inevitable periods of market declines.

Bonds are a contract. The issuer has an obligation to pay a specified rate of interest (which may be fixed or variable) at specified times and to repay the bond's principal value upon maturity. Bonds are subject to credit risk and to interest rate risk. Credit risk refers to the possibility that a bond's price may fall due to a credit downgrade or a principal or interest payment default. Interest rate risk refers to a bond's price movement in response to changes in market interest rates. As a general rule, when market interest rates rise, bond prices fall. Typically, the longer the maturity of a bond, the greater the potential price fluctuation.

Money market securities are short-term debt obligations issued primarily by the U.S. Government, government agencies or corporations. High quality money market securities are very low risk investments; their low risk, however, is accompanied by lower potential returns relative to other investments.

Investment Company Securities: Each of the LifeGoal Portfolios intends, as a fundamental policy, to concentrate investments by investing 25% or more of its total assets in the mutual fund industry.

Although some of the Nations Funds in which the LifeGoal Portfolios invest do not necessarily share the same investment objective as the investing LifeGoal Portfolio, those Nations Funds will be selected by the Adviser based on the asset allocation process described above.

Although each LifeGoal Portfolio intends to invest substantially all of its assets in some or all of the underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements, and money market instruments with respect to any assets not so invested in Nations Funds. It is not expected that any LifeGoal Portfolio will invest more than 5% of its assets in any of these direct investments.

Investment Limitations: Each LifeGoal Portfolio is subject to a number of investment limitations, which are described in the SAI. Among other things, the LifeGoal Portfolios' fundamental policies permit them to borrow money from banks for temporary or emergency purposes, subject to percentage and other limitations, and to enter into forward purchase commitments and issue multiple classes of shares. The investment objective, policies and limitations of each LifeGoal Portfolio, unless otherwise specified, may be changed without a vote of the LifeGoal Portfolio's shareholders. If the investment objective, policies or limitations of a LifeGoal Portfolio change, shareholders should consider whether the LifeGoal Portfolio remains an appropriate investment in light of their current position and needs.

The Nations Funds also have adopted certain investment restrictions which may be more or less restrictive than those applicable to the LifeGoal Portfolios, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the investment restrictions described in the LifeGoal Portfolios' SAI. The investment restrictions of the underlying Nations Funds are set forth in their respective prospectuses and statements of additional information.

Portfolio Turnover: Generally, LifeGoal Portfolio will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. The LifeGoal Portfolios' portfolio turnover rates are not expected to exceed 50% annually.

   Description of Underlying Nations Funds --
   Investment Objectives, Policies and Practices

The LifeGoal Portfolios seek to achieve their investment objectives by investing in certain Nations Funds (each, a "Fund"). The following section provides summaries of the Nations Funds' investment objectives, policies and practices. These summaries are intended to help investors understand some of the more significant aspects of the underlying Nations Funds, but are not intended to be comprehensive disclosures of all policies, practices and risks associated with investments by the LifeGoal Portfolios in the Nations Funds. To receive a prospectus for any underlying Nations Fund, which contains more complete information, please call Nations Funds at 1-800 321-7854.

Equity Funds

Nations Capital Growth Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential. The Fund invests in larger capitalization, high-quality companies which possess above-average earnings growth potential. While the Fund's investments will generally be made in companies which share some of the following characteristics:

o above-average earnings growth relative to Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")(1);

o established operating histories, strong balance sheets and favorable financial characteristics; and

o above-average return on equity relative to the S&P 500 Index,

the Fund has a flexible charter which allows it to take advantage of other opportunities. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund may also invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics such as rights and warrants. The Fund may invest a portion of its total assets in foreign securities.

Nations Disciplined Equity Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share. In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. Under normal market conditions, the Fund


---------------------

(1) "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

invests at least 65% of its total assets in common stocks of domestic issuers. The Fund also may invest in preferred stocks, securities convertible into common stock, warrants and rights to purchase common stock, options, U.S. Government and corporate debt securities, and foreign securities.


Nations Emerging Growth Fund: The Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects. The Fund invests primarily in emerging growth companies with revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The Fund focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may also include positions in special situation companies whose growth is expected to accelerate. In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in securities convertible into common stocks and may invest a portion of its assets in foreign securities. The volatility of emerging growth stocks is greater than that of larger companies. Accordingly, while they may have greater potential for gains, they also carry greater downside risk.

Nations Equity Income Fund: The Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields. The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the S&P 500 Index with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market, as measured by the S&P 500 Index, on a comparable risk basis.


Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The Fund also may invest its assets in fixed-income securities (corporate and government bonds of various maturities), preferred stocks and warrants and other debt securities, including up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. The Fund may invest a portion of its total assets in foreign securities.

Nations Managed Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500 Index. The Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.

Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the index over time. The Adviser ranks the attractiveness of each security in the S&P 500 Index according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of 300 to 400 holdings that capture the investment characteristics of the S&P 500 Index. Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical, and, in any event, at least 80% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.

Nations Managed SmallCap Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds that of Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").(2) The Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which captures the economic and industry characteristics of small stock performance.

Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the index over time. From the initial S&P 600 Index stock universe, the Adviser ranks the attractiveness of each security according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of approximately 400 to 500 holdings that capture the investment characteristics of the S&P 600 Index. Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.


Nations Marsico Focused Equities Fund: The Fund's investment objective is to seek long-term growth of capital. The Fund is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks. In choosing stocks, the Adviser attempts to identify individual companies with earnings growth potential that may not be recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and technologies that are in flux), franchise (brand franchises that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment, the global competitive landscape, and such microeconomic factors as company fundamentals, market franchise and company management.

Under normal circumstances the Fund invests at least 65% of its assets in large capitalization common stocks selected for their growth potential. The Fund also may invest to a lesser degree, in other types of securities such as preferred stocks, warrants, convertible securities and debt securities.

Nations Marsico Growth & Income Fund:
The Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income. The Fund will typically invest in large capitalization stocks. The Fund may invest in any combination of common stock, preferred stocks, warrants, convertible securities and debt securities. In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential net recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and technologies that are in flux), franchise (brand franchise that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration macroeconomic factors such as interest rates, inflation, the regulatory environment, the global competitive landscape, and company fundamentals, such as market franchise and company management.

Under normal circumstances, the Fund invests up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities with income potential. However, in adverse market conditions, the Fund may reduce the growth component of its portfolio to 25% of its total assets. Additionally, the Adviser may shift the Fund's assets between the growth and income components based on relevant market, financial and economic conditions.

Nations Small Company Growth Fund:

The Fund's investment objective is to seek long-term capital growth by investing capital primarily in equity securities. In pursuing its invest-

---------------------

(2) "Standard & Poor's" and "Standard & Poor's SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc.

ment objective, under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies with a market capitalization of $1 billion or less. The investment philosophy of Nations Small Company Growth Fund is based on the premise that stock prices are driven by earnings growth and that superior stock market returns occur when a company experiences rapid and accelerating earnings growth due to improving fundamentals.

In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Overall, the Fund's strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and
(ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.

Nations Value Fund: The Fund's investment objective is to seek growth of capital by investing in companies believed to be undervalued. The Fund invests in high quality, large capitalization stocks which are believed to be undervalued relative to the overall stock market or other stocks within the same industry. The principal factor considered by the Adviser in making this determination is the ratio of a stock's price to earnings. The Adviser believes that companies with lower price to earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. Through a combination of the "value" approach and broad diversification among economic sectors and industries, the Fund pursues above-average returns while seeking to avoid above-average risk.

Under normal market conditions, at least 65% of the Fund's total assets are invested in domestic stocks. The Fund may invest a portion of its assets in foreign securities as well as securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") and investment grade debt securities of domestic companies.

International Funds

Nations Emerging Markets Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies in emerging markets. The Fund also may invest in other types of instruments, including debt securities. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. In such cases, events occurring in such country are more likely to affect the Fund's investments.

Nations International Equity Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other areas, including developing countries. The Fund invests in both established and developing markets around the world. While emphasizing established markets, the Fund typically has some exposure to the more rapidly growing markets of the Pacific Basin, Latin America and Eastern Europe.

Under normal market conditions, the Fund will invest at least 65% of its assets in common stocks of non-United States companies and may invest up to 35% of its assets in any other type of security, including convertible securities, preferred stocks, and various debt securities. Under normal circumstances, the Fund invests in at least three different countries. Under unusual circumstances, however, the Fund may invest all of its assets in one or two countries. In such cases, events occurring in those countries are more likely to affect the Fund's investments.

Nations International Value Fund: The Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity secu-rities of foreign issuers, including emerging markets countries. The Fund pursues its investment objective, under normal circumstances, by investing its assets in the securities of issuers in at least three different foreign countries. Although the Fund may invest in companies of various sizes it typically invests in established companies. The Adviser is committed to the use of the Graham & Dodd- style value investing approach as introduced in the classic book SECURITY ANALYSIS. The Adviser's approach to selecting stocks for the Fund is value driven and it seeks to purchase a diversified group of businesses at prices that research indicates are below true long-term, or intrinsic, value. In so doing the Adviser seeks to secure not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle. In analyzing a company's long-term value, the Adviser uses sources of information such as company reports, filings with the SEC, computer databases, industry publications, brokerage firm research reports and interviews with company management.

Under normal circumstances, the Fund intends to invest at least 65% of its total assets in equity securities of non-U.S. issuers whose market capitalizations exceed $1 billion at the time of purchase. Although the Fund intends to invest primarily in equity securities listed on stock exchanges it also may invest in equity securities traded over the counter and in private placements. Typically, no more than 5% of total Fund assets will be invested in any one equity security at the time of purchase. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. During temporary defensive periods in response to unusual and adverse conditions, the Fund's assets may be invested without limitation in short-term debt instruments and in securities of U.S. issuers.

Nations Pacific Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan). Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all or a significant portion of its assets in a single country. In such cases, events occurring in that country are more likely to affect the Fund's investments. The Fund will focus on equity securities, but may also invest in investment grade debt obligations.

Bond Funds

Nations Diversified Income Fund: The Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities. The Fund actively seeks opportunities within various bond market sectors, balancing credit and interest rate risk. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations, including fixed income securities such as government, government agency and corporate bonds. Up to 35% of the Fund's total assets may be invested in securities rated lower than investment grade. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income loss than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be greater than five years. Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest a portion of its assets in foreign securities.

Nations Short-Intermediate Government Fund: The Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be three to five years and the duration will not exceed five years.

Nations Short-Term Income Fund: The Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in a broad range of investment grade debt obligations. Under normal market con-ditions, it is expected that the average weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years. The Fund may invest a portion of its assets in foreign securities.

Nations Strategic Fixed Income Fund: The Fund's investment objective is to seek total return by investing in investment grade fixed income securities. The Fund invests in a broad range of investment grade debt securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances will it exceed 15 years. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-related securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest a portion of its assets in foreign securities.

Money Market Fund

Nations Prime Fund: The Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities. The Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government. The Fund may also invest in bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, and repurchase agreements relating to U.S. Government Obligations. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund can maintain a stable net asset value of $1.00 per share.

General

Other Investment Practices: Each of the Nations Funds may invest in certain specified derivative securities, including some or all of the following: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and Commodity Futures Trading Commission-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure and/or risk-management. Each of the Funds may lend their portfolio securities to qualified institutional investors, engage in repurchase agreement, transactions, and invest in restricted, private placement and other illiquid securities. Certain Nations Funds may engage in reverse repurchase agreements and dollar roll transactions. Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Nations Funds. Certain Nations Funds also may invest in instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers.

In addition to the foregoing investment practices, some of the underlying Nations Funds may invest in securities issued by other investment companies, preferred stock, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants), guaranteed investment contracts, money market instruments, below-investment grade debt ("junk bonds"), debt obligations of foreign issuers and stocks of foreign corporations, obligations of domestic or foreign governments and their political subdivisions, American Depository Receipts ("ADRs", also called American Depository Shares), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), securities of foreign investment funds or trusts, real estate investment trust securities, convertible debentures, mortgage-backed securities, mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), mortgage-backed bonds, other asset-backed securities and obligations of foreign banks and foreign branches of U.S. banks.

Under Rule 2a-7 of the 1940 Act, a Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of nationally recognized statistical rating organizations (each an "NRSRO") or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Principal Risk Considerations: Investments by a Nations Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Nations Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Nations Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Investments by a Nations Fund in foreign securities present additional risks. These risks include restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in United States markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.

Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.

Nations Marsico Focused Equities Fund, as a non-diversified fund, may invest in fewer issuers than a diversified fund. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value. The Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

In addition, the Euro will become the single currency in at least 11 European nations used in many financial transactions. Accordingly, the German mark, French franc and other national currencies will no longer be used. Although the impact of implementing the Euro is not possible to predict, the transition could have an effect on the financial markets and economic environment in Europe and other parts of the world. For example, investors may begin to view those countries participating in the Economic Monetary Union as a single combined entity and may alter their investment behavior accordingly. In response to any such effect of the Euro implementation, the Adviser may need to adapt its investment policies and strategy.

Certain of the U.S. Government Obligations that may be purchased by a Nations Fund (or, under certain circumstances, directly by a LifeGoal Portfolio) are not backed by the U.S. Treasury. For example, some U.S. Government Obligations are supported only by the credit of the issuer/guarantor or by the right of the issuer/guarantor to borrow from the U.S. Government. In addition, the market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. Certain types of U.S. Government Obligations are subject to fluctuations in maturity, yield or value due to their structure or contract terms.

Certain of the underlying Nations Funds may invest in derivative securities ("derivatives"). A derivative is a financial instrument whose value is based, at least partly, on the value of an underlying stock, stock index, future or other security. Examples of such derivatives include futures contracts, options, interest rate and currency swap transactions. Certain types of derivatives can, under certain circumstances, significantly increase an investor's exposure to market or other risks.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the LifeGoal Portfolios' operations. The LifeGoal Portfolios' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the LifeGoal Portfolios invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, the LifeGoal Portfolio's return could be adversely affected.

Please consult the SAI and the prospectus of the particular Nations Fund, for more information about investment practices and risks.


  How Performance Is Shown

From time to time, the LifeGoal Portfolios may advertise the "total return" and "yield" of a class of shares. In addition, the LifeGoal Portfolios may advertise the total return and yield of the Primary A Shares of certain underlying Nations Funds. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a LifeGoal Portfolio or Nations Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a LifeGoal Portfolio or Nations Fund (as stated in a LifeGoal Portfolio's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividends and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

"Yield" of a class of shares of a non-money market fund is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of the class by the maximum public offering price per share on the last day of that period. "Yield" of a class of shares of a money market fund, such as the Nations Prime Fund, is calculated by annualizing the income generated by an investment in such class over a seven-day period, and showing it as a percentage of that investment. "Effective yield" assumes reinvestment of income.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a LifeGoal Portfolio's or Nations Fund's portfolio and operating expenses. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's or Nations Fund's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's or Nations Fund's investment results to those of other mutual funds and other investment vehicles. Since net asset value and yields fluctuate, yield data cannot necessarily be used to compare an investment in the LifeGoal Portfolios or Nations Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.

In addition to Investor A Shares, the LifeGoal Portfolios offer Primary A, Primary B, Investor B and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a LifeGoal Portfolio's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the LifeGoal Portfolios will not be included in calculations of total return or yield. The Company's annual report will contain additional performance information and will be available upon request without charge from the LifeGoal Portfolios' distributor or an investor's Institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


The following information shows the average annual returns of the underlying Nations Funds in which the LifeGoal Portfolios may invest. The performance of the underlying Nations Funds is shown for illustrative purposes only and is not intended to show LifeGoal Portfolio performance.

NATIONS FUNDS
AVERAGE ANNUAL RETURNS -- PRIMARY A SHARES (UNAUDITED)

                                                      1-Year Period
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)        Ended 3/31/98
Nations Capital Growth Fund (9/30/92)                   53.89%
Nations Disciplined Equity Fund (10/1/92)               48.65%
Nations Diversified Income Fund (10/30/92)              11.07%
Nations Emerging Growth Fund (12/4/92)                  45.09%
Nations Emerging Markets Fund (6/30/95)                 (6.39)%
Nations Equity Income Fund (4/11/91)                    37.21%
Nations International Equity Fund (12/2/91)             16.06%
Nations International Value Fund (12/27/95)             39.92%
Nations Managed Index Fund (8/1/96)                     47.54%
Nations Managed SmallCap Index Fund (10/15/96)          47.71%
Nations Marsico Focused Equities Fund (12/31/97)          N/A
Nations Marsico Growth & Income Fund (12/31/97)           N/A
Nations Pacific Growth Fund (6/30/95)                  (28.35)%
Nations Short-Intermediate Government Fund (8/1/91)      9.11%
Nations Short-Term Income Fund (9/30/92)                 6.89%
Nations Small Company Growth Fund (12/12/95)            49.41%
Nations Strategic Fixed Income Fund (10/30/92)          10.53%
Nations Value Fund (9/19/89)                            38.53%
Nations Prime Fund (12/15/86)                            5.61%
                                   Inception
                                                      3-Year Period          5-Year Period       through
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)        Ended 3/31/98         Ended 3/31/98        3/31/98
Nations Capital Growth Fund (9/30/92)                 29.63%                19.35%                 19.47%
Nations Disciplined Equity Fund (10/1/92)             31.57%                21.56%                 27.15%
Nations Diversified Income Fund (10/30/92)             9.05%                 7.63%                  8.73%
Nations Emerging Growth Fund (12/4/92)                25.18%                19.30%                 17.92%
Nations Emerging Markets Fund (6/30/95)                 N/A                   N/A                   2.97%
Nations Equity Income Fund (4/11/91)                  25.40%                17.82%                 17.18%
Nations International Equity Fund (12/2/91)           12.09%                10.68%                  8.47%
Nations International Value Fund (12/27/95)             N/A                   N/A                  22.91%
Nations Managed Index Fund (8/1/96)                     N/A                   N/A                  41.04%
Nations Managed SmallCap Index Fund (10/15/96)          N/A                   N/A                  29.41%
Nations Marsico Focused Equities Fund (12/31/97)        N/A                   N/A                  21.30%
Nations Marsico Growth & Income Fund (12/31/97)         N/A                   N/A                  20.30%
Nations Pacific Growth Fund (6/30/95)                   N/A                   N/A                  (9.86)%
Nations Short-Intermediate Government Fund (8/1/91)    6.71%                 5.08%                  6.66%
Nations Short-Term Income Fund (9/30/92)               6.74%                 5.45%                  5.45%
Nations Small Company Growth Fund (12/12/95)            N/A                   N/A                  25.39%
Nations Strategic Fixed Income Fund (10/30/92)         7.90%                 6.07%                  6.80%
Nations Value Fund (9/19/89)                          28.85%                20.29%                 16.64%
Nations Prime Fund (12/15/86)                          5.59%                 4.96%                  6.00%

How The LifeGoal Portfolios Are Managed

The business and affairs of the Company are managed under the supervision and direction of its Board of Directors. The LifeGoal Portfolios' SAI contains the names of and general background information concerning each Director of the Company.

As described below, each LifeGoal Portfolio is advised by NBAI which is responsible for the overall management and supervision of the investment management of each LifeGoal Portfolio. Each LifeGoal Portfolio also is sub-advised by TradeStreet which as a general matter is responsible for the day-to-day investment decisions for the respective LifeGoal Portfolio.

The Company and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the LifeGoal Portfolios that the merger will not reduce the level or quality of advisory and other services provided to the LifeGoal Portfolios.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the LifeGoal Portfolios and the Nations Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the LifeGoal Portfolios and most of the Nations Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Gartmore Global Partners ("Gartmore"), with principal offices at One NationsBank Plaza, Charlotte, North Carolina, 28255, serves as the investment sub-adviser to three of the underlying Nations Funds. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities own 100% of the equity of Gartmore plc.

Brandes Investment Partners, L.P. ("Brandes"), with principal offices at 12750 High Bluff Drive, San Diego, California 92130, serves as investment sub-adviser to one of the underlying Nations Funds -- Nations International Value Fund.

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, serves as the investment sub-adviser to two of the underlying Nations Funds -- Nations Marsico Focused Equities Fund -- and Nations Marsico Growth & Income Fund. NationsBank has an option to purchase up to 50% of Marsico Capital.

Subject to the general supervision of the Company's Board of Directors, and in accordance with each LifeGoal Portfolio's investment policies, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed quarterly for rebalancing at the discretion of the Adviser.

The Adviser has the ability to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios. In the event the Adviser seeks to invest the assets of a LifeGoal Portfolio in a Nations Fund not identified in this Prospectus, the Company will amend or supplement the Prospectus to include all pertinent information.

Both the LifeGoal Portfolios and Nations Funds have investment advisory arrangements with NBAI. NBAI is entitled to receive advisory fees at an annual rate of .25% of the average daily net assets of each LifeGoal Portfolio. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI, in turn, compensates TradeStreet for investment sub-advisory services at an annual rate of .05% of the average daily net assets of each LifeGoal Portfolio. NBAI also receives advisory fees at varying rates from the underlying Nations Funds, and pays TradeStreet, Gartmore, Brandes and Marsico Capital sub-advisory fees for their services to the underlying Nations Funds. From time to time, the Adviser may waive or reimburse (either voluntarily or pursuant to applicable state expense limitations) advisory fees and/or expenses payable by a LifeGoal Portfolio. Once commenced, waiver and reimbursement arrangements may be discontinued at any time. In addition, the Adviser may from time to time compensate Agents, as defined below, for providing certain ser-vices to Customers. LifeGoal Portfolio's shareholders will indirectly pay their proportionate share of the advisory fees and other expenses of any Nations Fund in which the LifeGoal Portfolios are invested.

For the fiscal year ended March 31, 1998, the LifeGoal Portfolios paid NBAI advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolio -- .25%; Nations LifeGoal Balanced Growth Portfolio -- .25%; and Nations LifeGoal Income and Growth Portfolio -- .25%.

For the fiscal year ended March 31, 1998, NBAI paid TradeStreet sub-advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolio -- .05%; Nations LifeGoal Balanced Growth Portfolio -- .05%; and Nations LifeGoal Income and Growth Portfolio -- .05%.

NBAI, TradeStreet and certain of their affiliates provide advisory and other services to Nations Funds for which they receive compensation. The level of compensation received and services provided by them differs among the various Nations Funds. These differences subject the Adviser to conflicts of interest, in that the Adviser could increase its fee income or that of its affiliates, or attain other direct or indirect benefits, by allocating LifeGoal Portfolio assets to underlying Nations Funds that pay higher fees or provide other benefits.

The Co-Portfolio Managers of the LifeGoal Portfolios are E. Keith Wirtz and C. Thomas Clapp.

Mr. Wirtz is Managing Director and Chief Investment Officer of TradeStreet and has been responsible for the firm's investment staff, strategy and policy since December 1996. Prior to assuming his position with TradeStreet, from April 1992 through December 1996, he was Senior Vice President and Chief Investment Officer of Bank of America's Investment Management Division. Mr. Wirtz has worked in the investment community since 1981. His past experience includes domestic and international portfolio management for both private and institutional clients. Mr. Wirtz received his B.S. in Finance from Arizona State University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Los Angeles Analyst Society.

Mr. Clapp is Director of the Equity Management Group for TradeStreet. Prior to assuming his position with TradeStreet in 1995, he was Senior Vice President and Director of Research for the Investment Management Group at NationsBank. Prior to joining NationsBank in 1992, Mr. Clapp was a Senior Portfolio Manager with Royal Insurance Group. Mr. Clapp has worked in the investment community since 1984. He received his B.A. in Economics from the University of North Carolina at Chapel Hill and an M.B.A. from the University of South Carolina. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Morrison & Foerster LLP, counsel to the Company and Nations Funds, and special counsel to NationsBank and certain of its affiliates, has advised the Company and Nations Funds that NationsBank and its affiliates may perform the services contemplated by the various investment advisory agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the LifeGoal Portfolios pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various admin-istrative and corporate secretarial services to the LifeGoal Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the LifeGoal Portfolios. Stephens will not receive any fees from the LifeGoal Portfolios for these services.

First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the LifeGoal Portfolios. Under the co-administration agreement, First Data provides various administrative and accounting services to the LifeGoal Portfolios including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the LifeGoal Portfolios. For the services rendered pursuant to the co-administration agreement, First Data is entitled to receive a fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.

For the fiscal period ended March 31, 1998, the LifeGoal Portfolios paid First Data the following amounts for administration services; Nations LifeGoal Growth Portfolio -- $4,959; Nations LifeGoal Balanced Growth Portfolio -- $4,959; and Nations LifeGoal Income and Growth Portfolio -- $4,959.

Shares of the LifeGoal Portfolios are sold on a continuous basis by Stephens, as the LifeGoal Portfolios' sponsor and distributor. The LifeGoal Portfolios have entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the LifeGoal Portfolios. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor A Shares of the LifeGoal Portfolios. See "Shareholder Servicing and Distribution Plans."

First Data serves as the Transfer Agent (the "Transfer Agent") for each of LifeGoal Portfolio's Investor A Shares. NationsBank serves as custodian for the assets of each LifeGoal Portfolio.

Stephens, First Data and NationsBank all provide services at the underlying Nations Funds level and are compensated directly by such Nations Funds for those services.

PricewaterhouseCoopers LLP serves as independent accountant to the Company. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: Certain administrative and other fees and expenses will be charged at the LifeGoal Portfolios and Nations Funds levels. However, redundancies of fees and expenses between the LifeGoal Portfolios and Nations Funds will be minimal, because distinct services are being provided at each fund level. For example, the LifeGoal Portfolios pay advisory fees to the Adviser for its services in allocating LifeGoal Portfolio assets among the underlying Nations Funds. These services are distinct from the services provided by the Adviser to the Nations Funds in managing the Nations Funds' individual portfolio securities.

NBAI, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, except taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The LifeGoal Portfolios' expenses that will be absorbed by NBAI include, but are not limited to: fees paid to service providers other than the Adviser; interest; Directors' fees; federal and state securities registration and qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; certain insurance premiums; outside auditing and legal expenses; and costs of shareholder reports and shareholder meetings. Investor A Shares also bear certain class specific expenses, which are described under "Shareholder Servicing and Distribution Plans," below.

The LifeGoal Portfolios do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Nations Funds. By investing in Primary A Shares of the Nations Funds, the LifeGoal Portfolios also will not be subject to any asset-based sales charges or service fees. The sales charges or service fees associated with purchase of shares of the LifeGoal Portfolios will not exceed the limits set forth in Rule 2830 of the Conduct Rules of the NASD when aggregated with sales charges or service fees, if any, that the LifeGoal Portfolios pay relating to Nations Funds' shares.

The LifeGoal Portfolios' share of the Nations Funds' expenses may include expenses that the LifeGoal Portfolios would not have incurred if it had not been structured as a "fund of funds." For example, if a portfolio manager of one Nations Fund purchases the same securities that the portfolio manager of another Nations Fund is selling, there may be transaction charges and commissions that achieve little or no benefit for the LifeGoal Portfolios. Such transactions will be rare because the Nations Funds pursue a broad range of investment strategies, and therefore invest in different types of securities.


  Organization And History

The LifeGoal Portfolios are members of the Nations Funds Family, which consists of the Company, Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Annuity Trust and Nations Institutional Reserves. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.


Nations LifeGoal Funds, Inc.: The Company was incorporated in Maryland on July 3, 1996, commenced operations on October 2, 1996, and shares were offered to the public on October 15, 1996. The Company's fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations LifeGoal Funds, Inc. consists of 1,200,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which includes several classes of shares. This Prospectus relates to the Investor A Shares of the following three portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, and LifeGoal Income and Growth Portfolio. To obtain additional information regarding the LifeGoal Portfolios' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each Portfolio and class have equal rights with respect to voting, except that the holders of shares of a particular Portfolio or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective Portfolio of the Company, less (b) the liabilities of the Company attributable to the respective Portfolio or class or allocated among the Portfolios or classes based on the respective liquidation value of each Portfolio or class.


Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Portfolios voting together for election of directors may elect all of the members of the Board of Directors of the Company. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of the Company. There are no preemptive rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable.



As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of the Company and therefore could be considered to be a controlling person of the Company and each of the LifeGoal Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that the Company will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

About Your Investment

  How To Buy Shares

Investor A Shares are available to the following categories of Investors:

  o Investors who purchase through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts.

  o Directors, officers, and employees of NationsBank Corporation, its affiliates and subsidiaries.

  o Individuals investing a distribution received from a NationsBank trust account and certain other rollovers or distributions received from NationsBank fiduciary accounts.

  o Current Investor A shareholders (other than Investor A shareholders who own such shares exclusively through a cash sweep option) who purchased Investor A Shares prior to August 1, 1997.

  o Employee benefit plans making an initial investment of $1 million or more in the Nations Funds Family.

  o Investors (other than those described above) investing $1 million or more in the Nations Funds Family through an Agent (as defined below) (a "Substantial Investor"). In determining whether an investor qualifies as a Substantial Investor, all current holdings of Funds in the Nations Funds Family other than the Nations Funds money market or index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund, will be considered.

Purchase orders for Investor A Shares may be placed directly with a LifeGoal Portfolio or through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents"). Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents."

The LifeGoal Portfolios reserve the right, in their discretion, to make Investor A Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

There is a minimum initial investment of $1,000 in the LifeGoal Portfolios, except that the minimum initial investment is:

    o $500 for IRA investors;

    o $250 for non-working spousal IRAs;

    o $250 for accounts established with certain fee-based investment advisers or financial planners, including wrap fee accounts and other managed agency/asset allocation accounts; and

    o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.

There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, the Company reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.

Investor A Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

The Company and Stephens reserve the right to reject any purchase order. The issuance of Investor A Shares is recorded on the books of the LifeGoal Portfolios, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

Opening an Account Directly With a LifeGoal Portfolio: Certain investors may open a regular (non-retirement) account directly with a LifeGoal Portfolio, either by mail or by wire.

BY MAIL: Investors should complete a New Account Application and forward it, along with a check made payable to the LifeGoal Portfolio, to:

LifeGoal Portfolio
P.O. Box 34602
Charlotte, NC 28254-4602

BY WIRE: Investors should call Nations Funds at 1-800-321-7854 for an account number and use the following wire instructions:

LifeGoal Portfolio
c/o Boston Safe Deposit & Trust
ABA #011001234
DDA #154202

Account Name
-------------------
Account Number
-------------------
Fund Name
-------------------
Investors should complete a New Account Application and mail it to the address above.

RETIREMENT ACCOUNTS: For IRAs and other retirement accounts, investors should call Nations Funds 1-800-321-7854.

ADDITIONAL PURCHASES: Additional purchases may be made by mail or wire. To purchase additional shares by mail, send a check made payable to the LifeGoal Portfolio with a reinvestment slip to the address set forth above. To purchase additional shares by wire, follow the wiring instructions set forth above.

Effective Time of Purchases: Purchase orders for Investor A Shares in the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.

The Agents are responsible for transmitting orders for purchases of Investor A Shares by their customers ("Customers"), and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to the Company.

Systematic Investment Plan: Under the LifeGoal Portfolios' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Investor A Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her LifeGoal Portfolio account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent or Nations Funds.

Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem

Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Company and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. The Company requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, the Company reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

  How To Redeem Shares

For shareholders who open and maintain an account directly with a LifeGoal Portfolio, redemption orders should be communicated to such LifeGoal Portfolio by calling Nations Funds at 1-800-321-7854 or in writing. (Shareholders must have established telephone features on their account in order to effect telephone transactions.)

Redemption orders for Investor A Shares of the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day.


Redemption proceeds are normally sent by mail or wired within three Business Days after receipt of the order by the LifeGoal Portfolio. For shareholders who purchased their shares through an Agent, redemption orders should be transmitted by telephone or in writing through the same Agent. Redemption proceeds are normally remitted in federal funds wired to the redeeming Agent or investor within three Business Days after receipt of the order by Stephens, by the Transfer Agent or their respective agents. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the LifeGoal Portfolio, Stephens, the Transfer Agent, or their respective agents as the case may be. The Agents are responsible for transmitting redemption orders to Stephens, the Transfer Agent or their respective agents and for crediting their Customer's account with the redemption proceeds on a timely basis. Redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. No charge for wiring redemption payments is imposed by the Company. There is no redemption charge.


The Company may redeem a shareholder's Investor A Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Company also may redeem shares of the LifeGoal Portfolios involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor A Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guar-anteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to the Company have previously been made. The Company may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.


Redemption Fee: A redemption fee of 1% of the current net asset value will be assessed on certain Investor A Shares purchased after July 31, 1997 and redeemed within 18 months of the date of purchase by a Substantial Investor (as defined in "How to Buy Shares"). In addition, a 1% redemption fee will be assessed on Investor A Shares purchased after such date by an employee benefit plan that (i) made its initial investment after such date and (ii) redeemed such shares within 18 months of purchase in connection with a complete liquidation of such plan's holdings in the Nations Funds Family. This fee is retained by the Fund or Funds for the benefit of the remaining shareholders and is intended to encourage long-term investment in the Funds and to avoid transaction and other expenses associated with short-term investments. The Funds reserve the right to modify the terms of or terminate this fee at any time.

Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the LifeGoal Portfolios if the value of the Investor A Shares in his/her accounts within the Nations Fund Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor A Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by the Company at any time.

  How To Exchange Shares

The exchange feature enables a shareholder of Investor A Shares of a LifeGoal Portfolio to acquire Investor A Shares of another fund in the Nations Fund Family (which includes both LifeGoal Portfolios and Nations Funds) (other than an index fund) when that shareholder believes that a shift between funds is an appropriate investment decision. A qualifying exchange of Investor A Shares of a LifeGoal Portfolio for Investor A Shares of another Nations Fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.

For shareholders who maintain an account directly with a LifeGoal Portfolio, exchange requests should be communicated to the LifeGoal Portfolio by calling Nations Funds at 1-800-321-7854 or in writing. For shareholders who purchased their shares through an Agent, exchange requests should be communicated to the Agent, who is responsible for transmitting the request to Stephens or to the Transfer Agent.

The LifeGoal Portfolios and each of the other funds of the Nations Funds Family may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by the LifeGoal Portfolios upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before exchanging to another fund. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The Investor A Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). The Company and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the shareholder's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shareholders should consider communicating their exchange requests by mail.

If Investor A Shares are exchanged for shares of the same class of another fund, any redemption fee applicable to the original shares purchased will be assessed upon the redemption of the acquired shares. The holding period of such shares (for purposes of determining whether a redemption fee is applicable) will be computed from the time of the initial purchase of the Investor A Shares of a Fund, except that the holding period will not accrue while the shares owned are Investor A shares of Nations Short-Term Municipal Income Fund, Nations Short- Term Income Fund or a Nations Funds money market fund. If a redemption fee ultimately is charged, it will be retained by the initial Fund purchased.

Automatic Exchange Feature: Under the LifeGoal Portfolios' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Fund to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, a shareholder should contact his/her Selling Agent or Nations Funds.

     Shareholder Servicing And Distribution Plans

The LifeGoal Portfolios' Shareholder Servicing and Distribution Plan (the "Investor A Plan"), adopted pursuant to Rule 12b-1 under the 1940 Act, permits the LifeGoal Portfolios to compensate (i) Servicing Agents and Selling Agents for services provided to their Customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. Aggregate payments under the Investor A Plan are calculated daily and paid monthly at a rate or rates set from time to time by the LifeGoal Portfolios, provided that the annual rate may not exceed .25% of the average daily net asset value of the Investor A Shares of the LifeGoal Portfolios.


The fees payable to Servicing Agents under the Investor A Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor A Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the LifeGoal Portfolios on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor A Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services. The fees pay-able to Selling Agents are used primarily to compensate or reimburse Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by the Company to Customers.

The fees under the Investor A Plan also may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including, but not limited to, expenses of organizing and conducting sales seminars, printing prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising and sales literature and the costs of administering the Investor A Plan.


The Company and Stephens may suspend or reduce payments under the Investor A Plan at any time, and payments are subject to the continuation of the Investor A Plan described above and the terms of the Servicing Agreements and Sales Support Agreements. See the SAI for more details on the Investor A Plan.

The Company understands that Agents may charge fees to their Customers who are the owners of Investor A Shares for various services provided in con-nection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with the Company. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or the Company and any other compensation pay-able by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.

The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor A Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the LifeGoal Portfolios during a specified period of time. Stephens may also, from time to time, pay additional consideration to Agents not to exceed 1.00% of the offering price per share on all sales of Investor A Shares as an expense of Stephens or for which Stephens may be reimbursed under the Investor A Plan. Any such additional consideration or incentive program may be terminated at any time by Stephens.


Stephens has also established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the LifeGoal Portfolios may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

     How The LifeGoal Portfolios Value

  Their Shares

The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the LifeGoal Portfolios are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the LifeGoal Portfolios will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good

Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas.

The Nations Funds determine their net asset value per share on a daily basis. The net asset value of the LifeGoal Portfolio shares will be determined by reference to the net asset value of the underlying Nations Fund.

     How Dividends And Distributions Are Made; Tax Information

Dividends and Distributions

Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the LifeGoal Portfolios with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.

Investor A Shares of LifeGoal Portfolios are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Investor A Shares in LifeGoal Portfolios will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased Investor A Shares will represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor A Shares of the same class in the same LifeGoal Portfolio. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the payment relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor A Shares.

Tax Information

Each of the LifeGoal Portfolios intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In general, such qualification relieves a LifeGoal Portfolio of liability for federal income tax to the extent all of its annual earnings are distributed in accordance with the Code. Each LifeGoal Portfolio intends to distribute substantially all of its earnings each taxable year.

Any distributions by a LifeGoal Portfolio of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally will be taxable as ordinary income to shareholders whether such income is received in cash or reinvested in additional shares.

Corporate shareholders in the LifeGoal Portfolios may be entitled to the dividends-received deduction for distributions attributable to those underlying funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing fund.

Substantially all of the net realized long-term capital gains of the LifeGoal Portfolios, if any, will be distributed at least annually to the LifeGoal Portfolios' shareholders. The LifeGoal Portfolios will generally have no tax liability with respect to such gains, and the distributions generally will be taxable to shareholders as net capital gain, regardless of how long the shareholders have held such LifeGoal Portfolios' shares and whether such gains are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.

Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and distributions may also be subject to state and local taxes.

Dividends and capital gain distributions declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a LifeGoal Portfolio on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.


Federal law requires the Company to withhold 31% from any distributions paid by the Company and/or redemptions (including exchanges and redemptions in-kind) to individual shareholders unless the shareholder properly furnishes a certified, correct Taxpayer Identification Number and certifies that withholding does not apply. Such withholding is also required if the Internal Revenue Service notifies the Company that the Taxpayer Identification Number provided by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. Amounts withheld are applied to the shareholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the LifeGoal Portfolios to withhold tax on dividends paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the LifeGoal Portfolios and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations and with respect to foreign, state and local taxes. Further tax information is contained in the SAI.


  Financial Highlights


The following financial information has been derived from the audited financial statements of the LifeGoal Portfolios. PricewaterhouseCoopers LLP is the independent accountant to the LifeGoal Portfolios. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of the LifeGoal Portfolios accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. For more information see "Organization And History." Shareholders of the Portfolios will receive unaudited semi-annual reports describing the Portfolios' investment operations and annual financial statements audited by the LifeGoal Portfolios' independent accountant.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

LifeGoal Growth Portfolio

                                                                    YEAR         PERIOD
                                                                   ENDED          ENDED
Investor A Shares                                                 03/31/98       03/31/97*
Operating performance:
Net asset value, beginning of year                                $ 10.15         $ 10.06
Net investment income/(loss)                                         0.05 (a)        0.12
Net realized and unrealized gain on investments                      2.89            0.09
Net increase in net assets resulting from investment operations      2.94            0.21
Distributions:
Distributions from net investment income                            (0.01)          (0.12)
Distributions in excess of net investment income                    (0.37)            --
Distributions from net realized capital gains                       (0.21)            --
Total distributions                                                 (0.59)          (0.12)
Net asset value, end of year                                      $ 12.50         $ 10.15
Total return++                                                      29.68%        $  2.05%
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                                 $1,526          $  681
Ratio of operating expenses to average net assets+++                 0.50%           0.50%+
Ratio of net investment income/(loss) to average net assets          0.40%           0.86%+
Portfolio turnover rate                                                69%             25%

 * LifeGoal Growth Portfolio Investor A Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

+  Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

LifeGoal Balanced Growth Portfolio

                                                                                 YEAR        PERIOD
                                                                               ENDED          ENDED
Investor A Shares                                                            03/31/98      03/31/97*
Operating performance:
Net asset value, beginning of year                                           $  9.95        $ 10.05
Net investment income                                                           0.28 (a)       0.19
Net realized and unrealized loss/gain on investments                            1.79          (0.10)
Net increase/(decrease) in net assets resulting from investment operations      2.07           0.09
Distributions:
Distributions from net investment income                                       (0.27)         (0.19)
Distributions in excess of net investment income                               (0.31)           --
Distributions from net realized capital gains                                  (0.50)           --
Total distributions                                                            (1.08)         (0.19)
Net asset value, end of period                                               $ 10.94        $  9.95
Total return++                                                                 21.76%          0.86%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $  489         $   94
Ratio of operating expenses to average net assets+++                            0.50%          0.50%+
Ratio of net investment income to average net assets                            2.62%          3.69%+
Portfolio turnover rate                                                           94%             1%

 * LifeGoal Balanced Growth Portfolio Investor A Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

+  Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

LifeGoal Income and Growth Portfolio

                                                                     YEAR        PERIOD
                                                                    ENDED          ENDED
Investor A Shares                                                 03/31/98      03/31/97*
Operating performance:
Net asset value, beginning of year                                $  9.97        $ 10.03
Net investment income                                                0.41 (a)       0.31
Net realized and unrealized gain/loss on investments                 0.89          (0.06)
Net increase in net assets resulting from investment operations      1.30           0.25
Distributions:
Distributions from net investment income                            (0.38)         (0.31)
Distributions in excess of net investment income                    (0.11)           --
Distributions from net realized capital gains                       (0.07)           --
Total distributions                                                 (0.56)         (0.31)
Net asset value, end of period                                    $ 10.71        $  9.97
Total return++                                                      13.38%          2.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                               $  126         $  131
Ratio of operating expenses to average net assets+++                 0.50%          0.50%+
Ratio of net investment income to average net assets                 3.92%          6.09%+
Portfolio turnover rate                                                64%             2%

 * LifeGoal Income and Growth Portfolio Investor A Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

+  Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


Prospectus
                                                               Investor B Shares

                                                                 August 1, 1998         LIFEGOAL PORTFOLIOS:
                                                                                        LifeGoal Growth Portfolio
                                                                                        LifeGoal Balanced Growth Portfolio
This Prospectus describes three diversified investment portfolios, LIFEGOAL             LifeGoal Income and Growth Portfolio
GROWTH PORTFOLIO, LIFEGOAL BALANCED GROWTH PORTFOLIO and LIFEGOAL INCOME AND
GROWTH PORTFOLIO (each a "LifeGoal Portfolio" and, collectively, the "LifeGoal
Portfolios"), of Nations LifeGoal Funds, Inc. (the "Company"), an open-end management investment company in the Nations Funds Family. The LifeGoal
Portfolios invest substantially all of their assets in certain other funds within the Nations Funds Family. These underlying funds are referred to in this
Prospectus as "Nations Funds." This Prospectus describes one class of shares of each LifeGoal Portfolio --  Investor B Shares.

This Prospectus sets forth concisely the information about each LifeGoal
Portfolio that a prospective purchaser of Investor B Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the LifeGoal Portfolios is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the Nations Funds
Family at its address or telephone number shown below. The SAI for the LifeGoal
Portfolios, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the LifeGoal Portfolios. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the LifeGoal Portfolios. As used in this Prospectus, the term "Adviser" refers to NBAI, TradeStreet, Gartmore Global
Partners, Brandes Investment Partners, L.P. and/or Marsico Capital Management
LLC as the context may require, see "How The Lifegoal Portfolios Are Managed."


SHARES OF THE NATIONS FUNDS FAMILY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR
ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. (NATIONSBANK) OR ANY OF
ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL         For Portfolio information call:
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER                   1-800-321-7854
GOVERNMENT AGENCY. AN INVESTMENT IN THE LIFEGOAL PORTFOLIOS INVOLVES CERTAIN
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO THE NATIONS FUNDS         Nations Funds
FAMILY, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED          c/o Stephens Inc.
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE                    One NationsBank Plaza
DISTRIBUTOR FOR THE LIFEGOAL PORTFOLIOS.                                                33rd Floor
                                                                                        Charlotte, NC 28255
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE              (NATIONS FUNDS logo)
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.



NSI-97334-8/98

                                Table Of Contents

About The LifeGoal Portfolios

                          Prospectus Summary                                  3
                          -----------------------------------------------------

                          Expenses Summary                                    4

                          -----------------------------------------------------

                          Objectives                                          6

                          -----------------------------------------------------

                          How Objectives Are Pursued                          8

                          -----------------------------------------------------

                          Description Of Underlying Nations Funds
                          -- Investment Objectives, Policies And Practices   10

                          -----------------------------------------------------

                          How Performance Is Shown                           18

                          -----------------------------------------------------

                          How The LifeGoal Portfolios Are Managed            19

                          -----------------------------------------------------

                          Organization And History                           23

                          -----------------------------------------------------
About Your Investment

                          How To Buy Shares                                  24

                          -----------------------------------------------------

                          How To Redeem Shares                               26

                          -----------------------------------------------------

                          How To Exchange Shares                             28

                          -----------------------------------------------------

                          Shareholder Servicing and Distribution Plans       29

                          -----------------------------------------------------

                          How The LifeGoal Portfolios Value Their Shares     31

                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;
                          Tax Information                                    31

                          -----------------------------------------------------

                          Financial Highlights                               33

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE LIFEGOAL PORTFOLIOS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE LIFEGOAL PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY LIFEGOAL PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The LifeGoal Portfolios


  Prospectus Summary
o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

 o LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.

 o LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.


 o LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.


   The LifeGoal Portfolios are designed for long-term investors seeking the benefits of asset allocation and diversification. Unlike traditional mutual funds, which invest directly in individual securities, the LifeGoal Portfolios pursue their investment objectives by allocating their assets among various Nations Funds.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the LifeGoal Portfolios. NBAI provides investment management services to more than 60 other funds in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the LifeGoal Portfolios. For more information about the investment adviser and investment sub-adviser to the LifeGoal Portfolios, see "How The LifeGoal Portfolios Are Managed."


o DIVIDENDS AND DISTRIBUTIONS: Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains, including net short-term capital gains, are distributed at least annually.


o RISK FACTORS: Although NBAI, together with TradeStreet, seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that they will be able to do so. Investments in a LifeGoal Portfolio are not insured against loss of principal. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds stocks are subject to stock market risk, which is the risk that the value of the stocks held by Nations Funds may decline over short or even extended periods. In addition, certain of the Nations Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds debt securities are subject to interest rate risk, which is the risk that the value of the debt securities, including U.S. Government Obligations (as defined below), held by Nations Funds may be adversely affected by changes in market interest rates. The value of Nations Funds' investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In addition, debt securities which are not issued or guaranteed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Nations Funds may invest portions, and in some cases substantially all, of their assets in foreign securities. Foreign securities present unique investment risks, including risks associated with currency fluctuations, markets that tend to be less developed and more volatile than U.S. markets and markets that are characterized by less governmental supervision and lower disclosure standards. Certain of Nations Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- General Characteristics and Risk Factors of the Major Asset Classes" and
  "Description of Underlying Nations Funds -- Principal Risk Considerations."


o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."


  Expenses Summary

Expenses are one of several factors to consider when investing in a LifeGoal Portfolio. The following tables summarize estimated shareholder transaction and operating expenses as a percentage of net assets for Investor B Shares of each LifeGoal Portfolio. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each LifeGoal Portfolio over specified periods.


LIFEGOAL PORTFOLIOS INVESTOR B SHARES



                                                                                         LifeGoal    LifeGoal
                                                                             LifeGoal    Balanced   Income and
                                                                              Growth      Growth      Growth
Shareholder Transaction Expenses                                            Portfolio   Portfolio   Portfolio
Sales Load Imposed on Purchases                                               None        None        None
----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load (as a percentage of the lower of the original
 purchase price or redemption proceeds)(1)                                  5.00%      5.00%        5.00%
Annual Portfolio Operating Expenses
(as a percentage of average net assets)
Management Fees                                                              .25%       .25%         .25%
----------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees                                                              .75%       .75%         .75%
----------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                                   .25%       .25%         .25%
----------------------------------------------------------------------------------------------------------
Other Expenses                                                               .00%       .00%         .00%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses                                                    1.25%      1.25%        1.25%


(1) Investor B Shares purchased after July 31, 1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule. The Maximum Deferred Sales Charge is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter. For the applicable Deferred Sales Charge schedule see "How To Redeem Shares -- Contingent Deferred Sales Charge."

Examples: You would pay the following expenses on a $1,000 investment in Investor B Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below, and further assuming: (1) a 5% annual return and (2) redemption at the end of each time period.




                         LifeGoal    LifeGoal
             LifeGoal    Balanced   Income and
              Growth      Growth      Growth
            Portfolio   Portfolio   Portfolio
1 Year         $ 72        $ 71        $ 70
-------------------------------------------
3 Years        $ 97        $ 95        $ 91
-------------------------------------------
5 Years        $135        $131        $125
-------------------------------------------
10 Years       $228        $220        $207


You would pay the following expenses on a $1,000 investment in Investor B Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below and further assuming: a 5% annual return but no redemption.




                         LifeGoal    LifeGoal
             LifeGoal    Balanced   Income and
              Growth      Growth      Growth
            Portfolio   Portfolio   Portfolio
1 Year         $ 22        $ 21        $ 20
-------------------------------------------
3 Years        $ 67        $ 63        $ 61
-------------------------------------------
5 Years        $115        $111        $105
-------------------------------------------
10 Years       $228        $220        $207



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor B Shares of a LifeGoal Portfolio can expect. The figures in the above tables show the basis on which payments will be made, except that Other Expenses are estimated for the LifeGoal Portfolios' current fiscal year and the Examples include indirect expenses for the underlying Nations Funds' most recent fiscal year (or estimates thereof for new funds). Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the LifeGoal Portfolios' operating expenses, see "How The LifeGoal Portfolios Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the LifeGoal Portfolios, see "Shareholder Servicing And Distribution Plans."

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

LifeGoal Portfolios' Indirect Expenses

Based on the annualized expense ratios for the Primary A share of each of the selected underlying Nations Fund's investments for its fiscal period ended March 31, 1998 and the expected percentage investment ranges in the underlying Nations Funds, the range of the weighted average indirect expense ratio for each LifeGoal Portfolio is as follows:





                                                                 (before fee
                                         (after fee waivers    waivers and/or
                                           and/or expense          expense
                                          reimbursements)      reimbursements)
LifeGoal Growth Portfolio              .56% to 1.22%         .88% to 1.37%
------------------------------------------------------------------------------
LifeGoal Balanced Growth Portfolio     .61% to 1.00%         .87% to 1.15%
------------------------------------------------------------------------------
LifeGoal Income and Growth Portfolio   .49% to  .89%         .74% to 1.10%



The indirect expense ratios fluctuate within these ranges depending upon how assets are allocated among the Nations Funds. The LifeGoal Portfolios will be invested in the Primary A Shares of the underlying Nations Funds and, under normal market conditions, will be allocated among the various fund categories in the percentages shown below. Under extraordinary circumstances, a LifeGoal Portfolio's investment in one or more Nations Funds might exceed these ranges. For temporary defensive purposes, any LifeGoal Portfolio may invest up to 100% of its assets in Nations Prime Fund, a money market fund.


  Objectives

o LIFEGOAL GROWTH PORTFOLIO -- LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.




FUND CATEGORY                                      RANGE                   FUNDS
-----------------------------------------------------------------------------------------------
Large-Capitalization Domestic Equity Funds       40-75%   Nations Capital Growth Fund
                                                          Nations Disciplined Equity Fund
                                                          Nations Equity Income Fund
                                                          Nations Managed Index Fund
                                                          Nations Marsico Focused Equities Fund
                                                          Nations Marsico Growth & Income Fund
                                                          Nations Value Fund
-----------------------------------------------------------------------------------------------
Small/Mid-Capitalization Domestic Equity Funds   15-35%   Nations Emerging Growth Fund
                                                          Nations Managed SmallCap Index Fund
                                                          Nations Small Company Growth Fund
-----------------------------------------------------------------------------------------------
Core International Equity Funds                  10-20%   Nations International Equity Fund
                                                          Nations International Value Fund
-----------------------------------------------------------------------------------------------
Non-Core International Equity Funds               0-10%   Nations Emerging Markets Fund
                                                          Nations Pacific Growth Fund

o LIFEGOAL BALANCED GROWTH PORTFOLIO -- LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.




FUND CATEGORY                                        RANGE                   FUNDS
-----------------------------------------------------------------------------------------------
Large-Capitalization Domestic Equity Funds         20-40%   Nations Capital Growth Fund
                                                            Nations Disciplined Equity Fund
                                                            Nations Equity Income Fund
                                                            Nations Managed Index Fund
                                                            Nations Marsico Focused Equities Fund
                                                            Nations Marsico Growth & Income Fund
                                                            Nations Value Fund
-----------------------------------------------------------------------------------------------
Small/Mid-Capitalization Domestic Equity Funds     10-20%   Nations Emerging Growth Fund
                                                            Nations Managed SmallCap Index Fund
                                                            Nations Small Company Growth Fund
-----------------------------------------------------------------------------------------------
Core International Equity Funds                     5-15%   Nations International Equity Fund
                                                            Nations International Value Fund
-----------------------------------------------------------------------------------------------
Core Bond Funds                                    40-60%   Nations Diversified Income Fund
                                                            Nations Strategic Fixed Income Fund


o LIFEGOAL INCOME AND GROWTH PORTFOLIO -- LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.


FUND CATEGORY                                        RANGE                   FUNDS
-------------------------------------------------------------------------------------------------
Large-Capitalization Domestic Equity Funds         10-30%   Nations Capital Growth Fund
                                                            Nations Disciplined Equity Fund
                                                            Nations Equity Income Fund
                                                            Nations Managed Index Fund
                                                            Nations Marsico Focused Equities Fund
                                                            Nations Marsico Growth & Income Fund
                                                            Nations Value Fund
-------------------------------------------------------------------------------------------------
Small/Mid Capitalization Domestic Equity Funds      0-10%   Nations Small Company Growth Fund
-------------------------------------------------------------------------------------------------
Core International Equity Funds                     0-10%   Nations International Equity Fund
                                                            Nations International Value Fund
-------------------------------------------------------------------------------------------------
Short Duration Bond Funds                          50-90%   Nations Short-Term Income Fund
                                                            Nations Short-Intermediate Government
                                                            Fund
-------------------------------------------------------------------------------------------------
Money Market Funds                                  0-20%   Nations Prime Fund



The LifeGoal Portfolios are intended primarily for long-term investors. The LifeGoal Portfolios are structured as "funds of funds" that allocate substantially all of their assets to investments in Primary A Shares of various Nations Funds. The performance of the LifeGoal Portfolios will, therefore, correspond to the performance of the various underlying Nations Funds. Additional information about the underlying Nations Funds, including their investment objectives, investment policies and practices, is set forth below under "Descriptions of Underlying Nations Funds -- Investment Objectives, Policies and Practices." The Adviser allocates and reallocates each LifeGoal Portfolio's assets among the underlying Nations Funds identified above, and potentially other Nations Funds, based on the percentage ranges shown above for the various fund categories. As discussed below under "The Asset Allocation Process," a LifeGoal Portfolio's actual investment allocation may deviate from the percentage ranges shown above, over the short or long term.

     How Objectives Are Pursued

Benefits of Asset Allocation


For most investors, choosing the mix of asset classes is the most important investment decision they can make. Asset allocation is the single greatest determinant of an investor's return and risk. It is the process of developing a diversified portfolio by mixing different asset classes (i.e. -- international stocks, domestic stocks and bonds) in varying portions to gain exposure to the different return/risk characteristics of each asset class. Asset classes and market segments (large, mid and small capitalization stocks) tend to react in different ways to changes in economic conditions. Therefore, an investment approach that combines various market segments and asset classes may reduce overall portfolio volatility.


The assets of each LifeGoal Portfolio are allocated among various asset classes through their investment in different fund categories. Each LifeGoal Portfolio has its own asset allocation strategy which gives it a distinctive risk profile and offers different return potential. Investors should select the LifeGoal Portfolio (or Portfolios) which best matches their investment goals, risk tolerance and investment horizon.


In general, the greater the LifeGoal Portfolio's percentage allocation to equity funds, the greater the potential return and risk of share price decline. Because of equity funds' greater risks, investors in the LifeGoal Portfolios that have a higher allocation to equity funds should have a longer investment horizon. In general, the greater the LifeGoal Portfolio's percentage allocation to bond funds, the greater the potential price stability; however, returns may be lower.

Investment performance will vary based on many factors, including market conditions and the composition of a LifeGoal Portfolio's portfolio. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's investment results to those of other mutual funds and to market indexes.


Although the Adviser will seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. No single LifeGoal Portfolio should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of a LifeGoal Portfolio fluctuates based on fluctuations in the values of the underlying Nations Funds' shares, which, in turn, fluctuate based on market conditions and other factors. Therefore, investors should not rely upon LifeGoal Portfolios for short-term financial needs. The LifeGoal Portfolios are not intended to provide a vehicle for participating in short-term swings in the stock market and their shares are not insured against loss of principal.


The Asset Allocation Process



Subject to the general supervision of the Company's Board of Directors, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. In this context, allocation is the process of setting or changing the weightings of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio. The "weightings" of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio are the percentage targets that the Adviser sets for investment in a particular fund category or Nations Fund. All fund category weightings will be within the overall percentage ranges shown above. Rebalancing is the process of bringing portfolio allocations back into alignment with the applicable weightings. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed at least monthly for rebalancing at the discretion of the Adviser.

Although the Adviser may rebalance each LifeGoal Portfolio's holdings quarterly, it expects to rebalance less often. Thus, at any given time, it is possible that the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular

Nations Fund or fund category will not correspond precisely with the applicable weightings. Also, depending on the frequency of rebalancings, the extent of any such deviation could continue for some time.

The Adviser has adopted certain policies designed to reduce the extent and duration of such deviations. For example, if any fund category percentage ranges are exceeded, the Adviser will allocate new investment dollars to the other fund categories. Likewise, the Adviser will allocate new investment dollars to fund categories whose minimum percentages have not been met. Redemption requests, however, will generally be met by redeeming shares of underlying Nations Funds according to the applicable weightings.

Determining the asset allocation applicable to each LifeGoal Portfolio is a two step process. The first step is determining the broad asset classes for each LifeGoal Portfolio -- large and small capitalization domestic stocks, foreign stocks, bonds and money market securities. In making this determination, the Adviser will consult the relevant historical data for the returns of each asset class in various economic scenarios. Those returns will be reviewed in the context of the Adviser's outlook for the economy and markets and adjusted for reasonableness. The second step in the process is to determine the particular Nations Funds in which each LifeGoal Portfolio will invest. The Adviser looks at historic returns and valuations to determine which Nations Funds are most appropriate. Determining how the individual Nations Funds may interact with one another within a portfolio is a critical part of this second step.

Although it is expected that the LifeGoal Portfolios will invest in the Nations Funds identified in "Description of Underlying Nations Funds," the Adviser has the discretion to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any funds introduced subsequent to the date of this Prospectus, as permissible investments for the LifeGoal Portfolios.

General Characteristics and Risk Factors of the Major Asset Classes

The underlying Nations Funds invest primarily in various stocks, bonds and money market securities. This section provides a brief summary of the general characteristics and overall risk factors associated with these asset classes. Additional information is provided under "Description of Underlying Nations Funds" below and in the prospectuses of the underlying Nations Funds.

Common stocks represent ownership in a company. Stock prices move with changes in a company's current earnings and its prospects for the future, and with overall stock market conditions. Stocks offer the potential for price appreciation and rising dividends. While smaller companies usually reinvest their earnings back into the company and therefore pay minimal, if any, dividends, they offer the possibility of greater appreciation.

Historically, stocks have provided higher returns than bonds or money market securities. Therefore, they have also provided the greatest protection against inflation and the resulting erosion of purchasing power. However, the additional return has been accompanied by additional volatility. Equity investors should have a long-term investment horizon and be willing to accept the inevitable periods of market declines.

Bonds are a contract. The issuer has an obligation to pay a specified rate of interest (which may be fixed or variable) at specified times and to repay the bond's principal value upon maturity. Bonds are subject to credit risk and to interest rate risk. Credit risk refers to the possibility that a bond's price may fall due to a credit downgrade or a principal or interest payment default. Interest rate risk refers to a bond's price movement in response to changes in market interest rates. As a general rule, when market interest rates rise, bond prices fall. Typically, the longer the maturity of a bond, the greater the potential price fluctuation.

Money market securities are short-term debt obligations issued primarily by the U.S. Government, government agencies or corporations. High quality money market securities are very low risk investments; their low risk, however, is accompanied by lower potential returns relative to other investments.

Investment Company Securities: Each of the LifeGoal Portfolios intends, as a fundamental policy, to concentrate investments by investing 25% or more of its total assets in the mutual fund industry.

Although some of the Nations Funds in which the LifeGoal Portfolios invest do not necessarily share the same investment objective as the investing LifeGoal Portfolio, those Nations Funds will be selected by the Adviser based on the asset allocation process described above.

Although each LifeGoal Portfolio intends to invest substantially all of its assets in some or all of the underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements, and money market instruments with respect to any assets not so invested in Nations Funds. It is not expected that any LifeGoal Portfolio will invest more than 5% of its assets in any of these direct investments.

Investment Limitations: Each LifeGoal Portfolio is subject to a number of investment limitations, which are described in the SAI. Among other things, the LifeGoal Portfolios' fundamental policies permit them to borrow money from banks for temporary or emergency purposes, subject to percentage and other limitations, and to enter into forward purchase commitments and issue multiple classes of shares. The investment objective, policies and limitations of each LifeGoal Portfolio, unless otherwise specified, may be changed without a vote of the LifeGoal Portfolio's shareholders. If the investment objective, policies or limitations of a LifeGoal Portfolio change, shareholders should consider whether the LifeGoal Portfolio remains an appropriate investment in light of their current position and needs.


The Nations Funds also have adopted certain investment restrictions which may be more or less restrictive than those applicable to the LifeGoal Portfolios, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the investment restrictions described in the LifeGoal Portfolios' SAI. The investment restrictions of the underlying Nations Funds are set forth in their respective prospectuses and statements of additional information.


Portfolio Turnover: Generally, LifeGoal Portfolios will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. The LifeGoal Portfolios' portfolio turnover rates are not expected to exceed 50% annually.


  Description of Underlying Nations Funds --
  Investment Objectives, Policies and Practices

The LifeGoal Portfolios seek to achieve their investment objectives by investing in certain Nations Funds (each, a "Fund"). The following section provides summaries of the Nations Funds' investment objectives, policies and practices. These summaries are intended to help investors understand some of the more significant aspects of the underlying Nations Funds, but are not intended to be comprehensive disclosures of all policies, practices and risks associated with investments by the LifeGoal Portfolios in the Nations Funds. To receive a prospectus for any underlying Nations Fund, which contains more complete information, please call Nations Funds at 1-800-321-7854.

Equity Funds


Nations Capital Growth Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential. The Fund invests in larger capitalization, high-quality companies which possess above-average earnings growth potential. While the Fund's investments will generally be made in companies which share some of the following characteristics:

  o above-average earnings growth relative to Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")(1);


  o established operating histories, strong balance sheets and favorable financial characteristics; and


  o above-average return on equity relative to S&P 500 Index,


the Fund has a flexible charter which allows it to take advantage of other opportunities. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund may also invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics such as rights and warrants. The Fund may invest a portion of its assets in foreign securities.

Nations Disciplined Equity Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share. In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/ dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. The Fund also may invest in preferred stocks, securities convertible into common stock, warrants and rights to purchase common stock, options, and U.S. Government and corporate debt securities, and foreign securities.

Nations Emerging Growth Fund: The Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects. The Fund invests primarily in emerging growth companies with revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The Fund focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may also include positions in special situation companies whose growth is expected to accelerate. In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in securities convertible into common stocks and may invest a portion of its assets in foreign securities. The volatility of emerging growth stocks is greater than that of larger companies. Accordingly, while they may have greater potential for gains, they also carry greater downside risk.

Nations Equity Income Fund: The Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields. The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the S&P 500 Index with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market, as measured by the S&P 500 Index, on a comparable risk basis.


Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The Fund also may invest its assets in fixed-income securities (corporate and government bonds of various maturities), preferred stocks and war-

---------------------

(1) "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

rants and other debt securities, including up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. The Fund may invest a portion of its assets in foreign securities.

Nations Managed Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500 Index. The Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the index over time. The Adviser ranks the attractiveness of each security in the S&P 500 Index according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of 300 to 400 holdings that capture the investment characteristics of the S&P 500 Index. Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical, and, in any event, at least 80% of its total assets in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.

Nations Managed SmallCap Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds that of Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").(2) The Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which captures the economic and industry characteristics of small stock performance.

Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the index over time. From the initial S&P 600 Index stock universe, the Adviser ranks the attractiveness of each security according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of approximately 400 to 500 holdings that capture the investment characteristics of the S&P 600 Index. Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.


Nations Marsico Focused Equities Fund: The Fund's investment objective is to seek long-term growth of capital. The Fund is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks. In choosing stocks, the Adviser attempts to identify individual companies with earnings growth potential that may not be recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and technologies that are in flux), franchise (brand franchises that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment, the global competitive landscape, and such microeconomic factors as company fundamentals, market franchise and company management.

Under normal circumstances the Fund invests at least 65% of its assets in large capitalization common stocks selected for their growth potential. The Fund also may invest to a lesser degree, in other


---------------------

(2) "Standard & Poor's" and "Standard & Poor's SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc.

types of securities such as preferred stocks, warrants, convertible securities and debt securities.

Nations Marsico Growth & Income Fund: The Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income. The Fund will typically invest in large capitalization stocks. The Fund may invest in any combination of common stocks, preferred stocks, warrants, convertible securities and debt securities. In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential not recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and technologies that are in flux), franchise (brand franchise that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration marcoeconomic factors such as interest rates, inflation, the regulatory environment, the global competitive landscape, and company fundamentals, such as market franchise and company management.

Under normal circumstances, the Fund invests up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities with income potential. However, in adverse market conditions, the Fund may reduce the growth component of its portfolio to 25% of its total assets. Additionally, the Adviser may shift the Fund's assets between the growth and income components based on relevant market, financial and economic conditions.

Nations Small Company Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing capital primarily in equity securities. In pursuing its investment objective, under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies with a market capitalization of $1 billion or less. The investment philosophy of Nations Small Company Growth Fund is based on the premise that stock prices are driven by earnings growth and that superior stock market returns occur when a company experiences rapid and accelerating earnings growth due to improving fundamentals.

In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Overall, the Fund's strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are condidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and
(ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.

Nations Value Fund: The Fund's investment objective is to seek growth of capital by investing in companies believed to be undervalued. The Fund invests in high quality, large capitalization stocks which are believed to be undervalued relative to the overall stock market or other stocks within the same industry. The principal factor considered by the Adviser in making this determination is the ratio of a stock's price to earnings. The Adviser believes that companies with lower price to earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. Through a combination of the "value" approach and broad diversification among economic sectors and industries, the Fund pursues above-average returns while seeking to avoid above-average risk.

Under normal market conditions, at least 65% of the Fund's total assets are invested in domestic stocks. The Fund may invest a portion of its assets in foreign securities as well as securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") and investment grade debt securities of domestic companies.

International Funds

Nations Emerging Markets Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies in emerging markets. The Fund also may invest in other types of instruments, including debt securities. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. In such cases, events occurring in such country are more likely to affect the Fund's investments.

Nations International Equity Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other areas, including developing countries. The Fund invests in both established and developing markets around the world. While emphasizing established markets, the Fund typically has some exposure to the more rapidly growing markets of the Pacific Basin, Latin America and Eastern Europe.


Under normal market conditions, the Fund will invest at least 65% of its assets in common stocks of non-United States companies and may invest up to 35% of its assets in any other type of security, including convertible securities, preferred stocks, and various debt securities. Under normal circumstances, the Fund invests in at least three different countries. Under unusual circumstances, however, the Fund may invest all of its assets in one or two countries. In such cases, events occuring in those countries are more likely to affect the Fund's investments.

Nations International Value Fund: The Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries. The Fund pursues its investment objective, under normal circumstances, by investing its assets in the securities of issuers in at least three different foreign countries. Although the Fund may invest in companies of various sizes it typically invests in established companies. The Adviser is committed to the use of the Graham & Dodd-style value investing approach as introduced in the classic book SECURITY ANALYSIS. The Adviser's approach to selecting stocks for the Fund is value driven and it seeks to purchase a diversified group of businesses at prices that research indicates are below true long-term, or intrinsic, value. In so doing the Adviser seeks to secure not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle. In analyzing a company's long-term value, the Adviser uses sources of information such as company reports, filings with the SEC, computer databases, industry publications, brokerage firm research reports and interviews with company management.

Under normal circumstances, the Fund intends to invest at least 65% of its total assets in equity securities of non-U.S. issuers whose market capitalizations exceed $1 billion at the time of purchase. Although the Fund intends to invest primarily in equity securities listed on stock exchanges it also may invest in equity securities traded over the counter and in private placements. Typically, no more than 5% of the total Fund assets will be invested in any one equity security at the time of purchase. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. During temporary defensive periods in response to unusual and adverse conditions, the Fund's assets may be invested without limitation in short-term debt instruments and in securities of U.S. issuers.

Nations Pacific Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan). Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all or a significant portion of its assets in a single country. In such cases, events occurring in that country are more likely to affect the Fund's investments. The Fund will focus on equity securities, but may also invest in investment grade debt obligations.


Bond Funds

Nations Diversified Income Fund: The Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities. The Fund actively seeks opportunities within various bond market sectors, balancing credit and interest rate risk. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations, including fixed income securities such as government, government agency and corporate bonds. Up to 35% of the Fund's total assets may be invested in securities rated lower than investment grade. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income loss than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be greater than five years. Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest a portion of its assets in foreign securities.



Nations Short-Intermediate Government Fund: The Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be three to five years and the duration will not exceed five years.

Nations Short-Term Income Fund: The Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in a broad range of investment grade debt obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years. The Fund may invest a portion of its assets in foreign securities.

Nations Strategic Fixed Income Fund: The Fund's investment objective is to seek total return by investing in investment grade fixed income securities. The Fund invests in a broad range of investment grade debt securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances will it exceed 15 years. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-related securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest a portion of its assets in foreign securities.


Money Market Fund


Nations Prime Fund: The Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities. The Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government. The Fund may also invest in bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, and repurchase agreements relating to U.S. Government Obligations. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund can maintain a stable net asset value of $1.00 per share.



General

Other Investment Practices: Each of the Nations Funds may invest in certain specified derivative securities, including some or all of the following: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and Commodity Futures Trad-ing Commission-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure and/or risk-management. Each of the Funds may lend their portfolio securities to qualified institutional investors, engage in repurchase agreement transactions, and invest in restricted, private placement and other illiquid securities. Certain Nations Funds may engage in reverse repurchase agreements and dollar roll transactions. Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Nations Funds. Certain Nations Funds also may invest in instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers.


In addition to the foregoing investment practices, some of the underlying Nations Funds may invest in securities issued by other investment companies, preferred stock, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants), guaranteed investment contracts, money market instruments, below-investment grade debt ("junk bonds"), debt obligations of foreign issuers and stocks of foreign corporations, obligations of domestic or foreign governments and their political subdivisions, American Depository Receipts ("ADRs", also called American Depository Shares), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), securities of foreign investment funds or trusts, real estate investment trust securities, convertible debentures, mortgage-backed securities, mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), mortgage-backed bonds, other asset-backed securities and obligations of foreign banks and foreign branches of U.S. banks.





Under Rule 2a-7 of the 1940 Act, a Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of nationally recognized statistical rating organizations (each an "NRSRO") or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short- term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Principal Risk Considerations: Investments by a Nations Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Nations Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Nations Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.



Investments by a Nations Fund in foreign securities present additional risks. These risks include restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies;

greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in United States markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.

Nations Marsico Focused Equities Fund, as a non-diversified fund, may invest in fewer issuers than a diversified fund. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value. The Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

In addition, the Euro will become the single currency in at least 11 European nations used in many financial transactions. Accordingly, the German mark, French franc and other national currencies will no longer be used. Although the impact of implementing the Euro is not possible to predict, the transition could have an effect on the financial markets and economic environment in Europe and other parts of the world. For example, investors may begin to view those countries participating in the Economic Monetary Union as a single combined entity and may alter their investment behavior accordingly. In response to any such effect of the Euro implementation, the Adviser may need to adapt its investment policies and strategy.


Certain of the U.S. Government Obligations that may be purchased by a Nations Fund (or, under certain circumstances, directly by a LifeGoal Portfolio) are not backed by the U.S. Treasury. For example, some U.S. Government Obligations are supported only by the credit of the issuer/guarantor or by the right of the issuer/guarantor to borrow from the U.S. Government. In addition, the market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. Certain types of U.S. Government Obligations are subject to fluctuations in maturity, yield or value due to their structure or contract terms.


Certain of the underlying Nations Funds may invest in derivative securities ("derivatives"). A derivative is a financial instrument whose value is based, at least partly, on the value of an underlying stock, stock index, future or other security. Examples of such derivatives include futures contracts, options, interest rate and currency swap transactions. Certain types of derivatives can, under certain circumstances, significantly increase an investor's exposure to market or other risks.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.


Please consult the SAI and the prospectus of the particular Nations Fund for more information about investment practices and risks.

     How Performance Is Shown


From time to time, the LifeGoal Portfolios may advertise the total return and yield of a class of shares. In addition, the LifeGoal Portfolios may advertise the total return and yield of the Primary A Shares of certain underlying Nations Funds. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a LifeGoal Portfolio or Nations Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a LifeGoal Portfolio or Nations Fund (as stated in a LifeGoal Portfolio's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of the CDSC.


"Yield" of a class of shares of a non-money market fund is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of the class by the maximum public offering price per share on the last day of that period. "Yield" of a class of shares of a money market fund, such as the Nations Prime Fund, is calculated by annualizing the income generated by an investment in such class over a seven-day period, and showing it as a percentage of that investment. "Effective yield" assumes reinvestment of income. The yield on a class of shares does not reflect the deduction of any applicable CDSC.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a LifeGoal Portfolio's or Nations Fund's portfolio and operating expenses. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's or Nations Fund's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's or Nations Fund's investment results to those of other mutual funds and other investment vehicles. Since net asset value and yields fluctuate, yield data cannot necessarily be used to compare an investment in the LifeGoal Portfolios or Nations Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor B Shares, the LifeGoal Portfolios offer Primary A, Primary B, Investor A and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a LifeGoal Portfolio's shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Any fees charged by an institution directly to its customers' accounts in connection with investments in the LifeGoal Portfolios will not be included in calculations of total return or yield. The Company's annual report will contain additional performance information and will be available upon request without charge from the LifeGoal Portfolios' distributor or an investor's Institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.



The following information shows the average annual returns of the underlying Nations Funds in which the LifeGoal Portfolios may invest. The performance of the underlying Nations Funds is shown for illustrative purposes only and is not intended to show LifeGoal Portfolio performance.

NATIONS FUNDS
AVERAGE ANNUAL RETURNS -- PRIMARY A SHARES (UNAUDITED)





                                                        1-Year Period
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)         Ended 3/31/98
--------------------------------------------------------------------
Nations Capital Growth Fund (9/30/92)                   53.89%
--------------------------------------------------------------------
Nations Disciplined Equity Fund (10/1/92)               48.65%
--------------------------------------------------------------------
Nations Diversified Income Fund (10/30/92)              11.07%
--------------------------------------------------------------------
Nations Emerging Growth Fund (12/4/92)                  45.09%
--------------------------------------------------------------------
Nations Emerging Markets Fund (6/30/95)                ( 6.39)%
--------------------------------------------------------------------
Nations Equity Income Fund (4/11/91)                    37.21%
--------------------------------------------------------------------
Nations International Equity Fund (12/2/91)             16.06%
--------------------------------------------------------------------
Nations International Value Fund (12/27/95)             39.92%
--------------------------------------------------------------------
Nations Managed Index Fund (8/1/96)                     47.54%
--------------------------------------------------------------------
Nations Managed SmallCap Index Fund (10/15/96)          47.71%
--------------------------------------------------------------------
Nations Marsico Focused Equities Fund (12/31/97)          N/A
--------------------------------------------------------------------
Nations Marsico Growth & Income Fund (12/31/97)           N/A
--------------------------------------------------------------------
Nations Pacific Growth Fund (6/30/95)                  (28.35)%
--------------------------------------------------------------------
Nations Short-Intermediate Government Fund (8/1/91)      9.11%
--------------------------------------------------------------------
Nations Short-Term Income Fund (9/30/92)                 6.89%
--------------------------------------------------------------------
Nations Small Company Growth Fund (12/12/95)            49.41%
--------------------------------------------------------------------
Nations Strategic Fixed Income Fund (10/30/92)          10.53%
--------------------------------------------------------------------
Nations Value Fund (9/19/89)                            38.53%
--------------------------------------------------------------------
Nations Prime Fund (12/15/86)                            5.61%

                                                                                                Inception
                                                      3-Year Period          5-Year Period       through
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)        Ended 3/31/98         Ended 3/31/98        3/31/98
---------------------------------------------------------------------------------------------------------
Nations Capital Growth Fund (9/30/92)                 29.63%                19.35%                 19.47%
---------------------------------------------------------------------------------------------------------
Nations Disciplined Equity Fund (10/1/92)             31.57%                21.56%                 27.15%
---------------------------------------------------------------------------------------------------------
Nations Diversified Income Fund (10/30/92)             9.05%                 7.63%                  8.73%
---------------------------------------------------------------------------------------------------------
Nations Emerging Growth Fund (12/4/92)                25.18%                19.30%                 17.92%
---------------------------------------------------------------------------------------------------------
Nations Emerging Markets Fund (6/30/95)                 N/A                   N/A                   2.97%
---------------------------------------------------------------------------------------------------------
Nations Equity Income Fund (4/11/91)                  25.40%                17.82%                 17.18%
---------------------------------------------------------------------------------------------------------
Nations International Equity Fund (12/2/91)           12.09%                10.68%                  8.47%
---------------------------------------------------------------------------------------------------------
Nations International Value Fund (12/27/95)             N/A                   N/A                  22.91%
---------------------------------------------------------------------------------------------------------
Nations Managed Index Fund (8/1/96)                     N/A                   N/A                  41.04%
---------------------------------------------------------------------------------------------------------
Nations Managed SmallCap Index Fund (10/15/96)          N/A                   N/A                  29.41%
---------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equities Fund (12/31/97)        N/A                   N/A                  21.30%
---------------------------------------------------------------------------------------------------------
Nations Marsico Growth & Income Fund (12/31/97)         N/A                   N/A                  20.30%
---------------------------------------------------------------------------------------------------------
Nations Pacific Growth Fund (6/30/95)                   N/A                   N/A                  (9.86)%
---------------------------------------------------------------------------------------------------------
Nations Short-Intermediate Government Fund (8/1/91)    6.71%                 5.08%                  6.66%
---------------------------------------------------------------------------------------------------------
Nations Short-Term Income Fund (9/30/92)               6.74%                 5.45%                  5.45%
---------------------------------------------------------------------------------------------------------
Nations Small Company Growth Fund (12/12/95)            N/A                   N/A                  25.39%
---------------------------------------------------------------------------------------------------------
Nations Strategic Fixed Income Fund (10/30/92)         7.90%                 6.07%                  6.80%
---------------------------------------------------------------------------------------------------------
Nations Value Fund (9/19/89)                          28.85%                20.29%                 16.64%
---------------------------------------------------------------------------------------------------------
Nations Prime Fund (12/15/86)                          5.59%                 4.96%                  6.00%


     How The LifeGoal Portfolios Are Managed




The business and affairs of the Company are managed under the supervision and direction of its Board of Directors. The LifeGoal Portfolios' SAI contains the names of and general background information concerning each Director of the Company.


As described below, each LifeGoal Portfolio is advised to NBAI which is responsible for the overall management and supervision of the investment management of each LifeGoal Portfolio. Each Portfolio also is sub-advised by TradeStreet, which as a general matter is responsible for the day-to-day investment decisions for the respective LifeGoal Portfolio.

The Company and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Portfolios that the merger will not reduce the level or quality of advisory and other services provided to the Portfolios.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the LifeGoal Portfolios and the Nations Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the LifeGoal Portfolios and the Nations Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Gartmore Global Partners ("Gartmore"), with principal offices at One NationsBank Plaza, Charlotte, North Carolina, 28255, serves as the investment sub-adviser to three of the underlying Nations Funds. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities own 100% of the equity of Gartmore Investment Management plc.

Brandes Investment Partners, L.P. ("Brandes"), with principal offices at 12750 High Bluff Drive, San Diego, California 92130 serves as investment sub-adviser to one of the underlying Nations Funds -- Nations International Value Fund.

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, serves as the investment sub-adviser to two of the underlying Nations Funds -- Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. NationsBank has an option to purchase up to 50% of Marsico Capital.

Subject to the general supervision of the Company's Board of Directors, and in accordance with each LifeGoal Portfolio's investment policies, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed quarterly for rebalancing at the discretion of the Adviser.

The Adviser has the ability to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios. In the event the Adviser seeks to invest the assets of a LifeGoal Portfolio in a Nations Fund not identified in this Prospectus, the Company will amend or supplement the Prospectus to include all pertinent information.

Both the LifeGoal Portfolios and Nations Funds have investment advisory arrangements with NBAI. NBAI is entitled to receive advisory fees at an annual rate of .25% of the average daily net assets of each LifeGoal Portfolio. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI, in turn, compensates TradeStreet for sub-advisory services at an annual rate of .05% of the average daily net assets of each LifeGoal Portfolio. NBAI also receives advisory fees at varying rates from the underlying Nations Funds, and pays TradeStreet, Gartmore, Brandes and Marsico Capital sub-advisory fees for their services to the underlying Nations Funds. From time to time, the Adviser may waive or reimburse (either voluntarily or pursuant to applicable state expense limitations) advisory fees and/or expenses payable by a LifeGoal Portfolio. Once commenced, waiver and reimbursement arrangements may be discontinued at any time. In addition, the Adviser may from time to time compensate Agents, as defined below, for providing certain services to Custom-ers. LifeGoal Portfolios' shareholders will indirectly pay their proportionate share of the advisory fees and other expenses of any Nations Fund in which the LifeGoal Portfolios are invested.



For the fiscal year ended March 31, 1998, the LifeGoal Portfolios paid NBAI advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolio -- .25%; Nations LifeGoal Balanced Growth Portfolio -- .25%; and Nations LifeGoal Income and Growth Portfolio -- .25%.


For the fiscal year ended March 31, 1998, NBAI paid TradeStreet sub-advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolios -- .05%; Nations LifeGoal Balanced Growth Portfolio -- .05%; and Nations LifeGoal Income and Growth Portfolio -- .05%.



NBAI, TradeStreet and certain of their affiliates provide advisory and other services to Nations Funds for which they receive compensation. The level of compensation received and services provided by them differs among the various Nations Funds. These differences subject the Adviser to conflicts of interest, in that the Adviser could increase its fee income or that of its affiliates, or attain other direct or indirect benefits, by allocating LifeGoal Portfolio assets to underlying Nations Funds that pay higher fees or provide other benefits.



The Co-Portfolio Managers of the LifeGoal Portfolios are E. Keith Wirtz and C. Thomas Clapp.


Mr. Wirtz is Managing Director and Chief Investment Officer of TradeStreet and has been responsible for the firm's investment staff, strategy and policy since December 1996. Prior to assuming his position with TradeStreet, from April 1992 through December 1996, he was Senior Vice President and Chief Investment Officer of Bank of America's Investment Management Division. Mr. Wirtz has worked in the investment community since 1981. His past experience includes domestic and international portfolio management for both private and institutional clients. Mr. Wirtz received his B.S. in Finance from Arizona State University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Los Angeles Analyst Society.


Mr. Clapp is Director of the Equity Management Group for TradeStreet. Prior to assuming his position with TradeStreet in 1995, he was Senior Vice President and Director of Research for the Investment Management Group at NationsBank. Prior to joining NationsBank in 1992, Mr. Clapp was a Senior Portfolio Manager with Royal Insurance Group. Mr. Clapp has worked in the investment community since 1984. He received his B.A. in Economics from the University of North Carolina at Chapel Hill and M.B.A. from the University of South Carolina. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Morrison & Foerster LLP, counsel to the Company and Nations Funds, and special counsel to NationsBank and certain of its affiliates, has advised the Company and Nations Funds that NationsBank and its affiliates may perform the services contemplated by the various investment advisory agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


Other Service Providers: Stephens Inc. ("Stephens"), a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the LifeGoal Portfolios pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various admin-istrative and corporate secretarial services to the LifeGoal Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the LifeGoal Portfolios. Stephens will not receive any fees from the LifeGoal Portfolios for these services.

First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the LifeGoal Portfolios. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the LifeGoal Portfolios including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the LifeGoal Portfolios. For the services rendered pursuant to the Co-Administration Agreement, First Data is entitled to receive a fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.

For the fiscal period ended March 31, 1998, the LifeGoal Portfolios paid First Data the following amounts for administration services: Nations LifeGoal Growth Portfolio -- $4,959; Nations LifeGoal Balanced Growth Portfolio -- $4,959; and Nations LifeGoal Income and Growth Portfolio -- $4,959.

Shares of the LifeGoal Portfolios are sold on a continuous basis by Stephens, as the LifeGoal Portfolios' sponsor and distributor. The LifeGoal Portfolios have entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the LifeGoal Portfolios. Stephens may pay service fees or commissions to Institutions that assist customers in purchasing Investor B Shares of LifeGoal Portfolios.

First Data serves as the transfer agent (the "Transfer Agent") for each of LifeGoal Portfolio's Investor B Shares. NationsBank serves as custodian for the assets of each LifeGoal Portfolio.
Stephens, First Data, and NationsBank all provide services at the underlying Nations Funds level and are compensated directly by such Nations Funds for those services.

PricewaterhouseCoopers LLP serves as independent accountant to the Company. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: Certain administrative and other fees and expenses will be charged at the LifeGoal Portfolios and Nations Funds levels. However, redundancies of fees and expenses between the LifeGoal Portfolios and Nations Funds will be minimal, because distinct services are being provided at each fund level. For example, the LifeGoal Portfolios pay advisory fees to the Adviser for its services in allocating LifeGoal Portfolio assets among the underlying Nations Funds. These services are distinct from the services provided by the Adviser to the Nations Funds in managing the Nations Funds' individual portfolio securities.

NBAI, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, except taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The LifeGoal Portfolios' expenses that will be absorbed by NBAI include, but are not limited to: fees paid to service providers other than the Adviser; interest; directors' fees; federal and state securities registration and qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; certain insurance premiums; outside auditing and legal expenses; and costs of shareholder reports and shareholder meetings. Investor B Shares also bear certain class specific expenses, which are described under "Shareholder Servicing and Distribution Plans," below.
The LifeGoal Portfolios do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Nations Funds. By investing in Primary A Shares of the Nations Funds, the LifeGoal Portfolios also will not be subject to any asset-based sales charges or service fees. The sales charges or service fees associated with purchase of shares of the LifeGoal Portfolios will not exceed the limits set forth in Rule 2830 of the Conduct Rules of the NASD when aggregated with sales charges or service fees, if any, that the LifeGoal Portfolios pay relating to Nations Funds shares.
The LifeGoal Portfolios' share of the Nations Funds' expenses may include expenses that the LifeGoal Portfolios would not have incurred if it had not been structured as a "fund of funds." For example, if a portfolio manager of one Nations Fund purchases the same securities that the portfolio manager of another Nations Fund is selling, there may be transaction charges and commissions that achieve little or no benefit for the LifeGoal Portfolios. Such transactions will be rare because the Nations Funds pursue a broad range of investment strategies, and therefore invest in different types of securities.

  Organization And History




The LifeGoal Portfolios are members of the Nations Fund Family, which consists of the Company, Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Annuity Trust and Nations Institutional Reserves. The Nations Fund Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.


Nations LifeGoal Funds, Inc.: The Company was incorporated in Maryland on July 3, 1996 and commenced operations on October 2, 1996, and shares were offered to the public on October 15, 1996. The Company's fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of LifeGoal Funds, Inc. consists of 1,500,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which includes several classes of shares. This Prospectus relates to the Investor B Shares of the following three portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio. To obtain additional information regarding the LifeGoal Portfolios' other classes of shares which may be available to you, contact your Agent, (as defined below) or Nations Funds at 1-800-321-7854.

Shares of each Portfolio and class have equal rights with respect to voting, except that the holders of shares of a particular Portfolio or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective Portfolio of the Company, less (b) the liabilities of the Company attributable to the respective Portfolio or class or allocated among the Portfolios or classes based on the respective liquidation value of each Portfolio or class.


Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Portfolios voting together for election of directors may elect all of the members of the Board of Directors of the Company. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of the Company. There are no preemptive rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable.



As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of the Company and therefore could be considered to be a controlling person of the Company and each of the LifeGoal Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that the Company will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

About Your Investment

  How To Buy Shares



The LifeGoal Portfolios have established various procedures for purchasing Investor B Shares in order to accommodate different investors. Purchase orders for Investor B Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").


Certain investors desiring to invest $1 million or more (including current holdings) in the Nations Fund Family may be eligible to purchase Investor A Shares. See "How To Redeem Shares."

The LifeGoal Portfolios reserve the right, in their discretion, to make Investor B Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.


There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:

o $500 for "IRA" investors;

o $250 for non-working spousal IRAs; and

o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.

There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, the Company reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.


Investor B Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").


The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor B Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.


The Company and Stephens reserve the right to reject any purchase order. The issuance of Investor B Shares is recorded on the books of the LifeGoal Portfolios, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.


Effective Time of Purchases: Purchase orders for Investor B Shares in the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Portfolios' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor B Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to the Company.


Systematic Investment Plan: Under the LifeGoal Portfolios' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Investor B Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her LifeGoal Portfolio account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.


Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Company and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. The Company requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, the Company reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

Conversion Feature: Except for Investor B Shares held by employee benefit plans, Investor B Shares purchased after July 31, 1997, that have been outstanding for the number of years set forth in the schedule below will, at the end of the month in which the anniversary of such share purchase occurs, automatically convert to Investor A Shares.

Except for Investor B Shares held by employee benefit plans, Investor B Shares purchased prior to August 1, 1997, will automatically convert to Investor A Shares at the end of the month in which the ninth anniversary of such share purchase occurs.

Upon conversion, shareholders will receive Investor A Shares having total dollar value equal to the total dollar value of their Investor B Shares, without the imposition of any sales charge or any other charge. The operating expenses applicable to Investor A Shares, which are lower than those applicable to Investor B Shares, shall thereafter be applied to such newly converted shares. Shareholders holding converted shares will benefit from the lower annual operating expenses of Investor A Shares, which will have a positive effect on total returns. In each case, shareholders have the right to decline an automatic conversion by notifying their Agent or the Transfer Agent within 90 days before a conversion that they do not desire such conversion.

Reinvestments of dividends and distributions in Investor B Shares will be considered a new purchase for purposes of the conversion schedules set forth below. If a shareholder effects one or more exchanges among Investor B Shares of the Non-Money Market Funds of Nations Funds during such period, the holding period for shares so exchanged will be counted toward such period.

CONVERSION SCHEDULE



                            Year of
Amount of Purchase      Conversion
-----------------------------------
$      0-$249,999           9th
-----------------------------------
$250,000-$499,999           6th
-----------------------------------
$500,000-$999,999           5th


  How To Redeem Shares





Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders for Investor B Shares of the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by the Company. Except for any CDSC which may be applicable upon redemption of Investor B Shares, as described below, there is no redemption charge.



Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.

The Company may redeem a shareholder's Investor B Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Company also may redeem shares of the LifeGoal Portfolios involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Investor B Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to the Company have previously been made. The Company may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.


Rights of Accumulation: An investor may be entitled to a reduced CDSC or to purchase Investor A Shares through Rights of Accumulation. To qualify for a reduced CDSC or to purchase Investor A Shares, an investor must notify the Servicing Agent through which the Investor B Shares are or would be purchased, which in turn must notify Stephens, the Transfer Agent or their respective agents at the time of purchase. Reductions in CDSCs or the availability of Investor A Shares may be modified or terminated at any time and are subject to confirmation of an investor's holdings. An investor who has previously invested in the Nations

Funds Family (excluding the Nations Funds money market and index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund) may aggregate holdings in such shares with current purchases to determine the applicable CDSC schedule or the availability of Investor A Shares for current purchases. An investor's aggregate investment in the Nations Funds Family for this purpose is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and
(b) Investor A Shares, Investor B Shares or Investor C Shares that are already beneficially owned by the investor (excluding the Nations Funds money market and index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund).

Contingent Deferred Sales Charge: Subject to certain waivers specified below, Investor B Shares purchased after July 31, 1997, may be subject to a CDSC if such shares are redeemed within the years designated in the applicable CDSC schedule set forth below. No CDSC is imposed on increases in net asset value above the initial purchase price, or shares acquired by reinvestment of distributions. Subject to the waivers described below, the amount of the CDSC is determined as a percentage of the lesser of the net asset value or the purchase price of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested, according to the following table:


CDSC SCHEDULES
Shares Purchased After July 31, 1997
in amount of $0-$249,999



                             CDSC as a
                           Percentage of
                               Dollar
                            Amount Subject
Year Since Purchase Made    to Charge
------------------------------------------
First                        5.0%
------------------------------------------
Second                       4.0%
------------------------------------------
Third                        3.0%
------------------------------------------
Fourth                       3.0%
------------------------------------------
Fifth                        2.0%
------------------------------------------
Sixth                        1.0%
------------------------------------------
Seventh and thereafter       None

Shares Purchased After July 31, 1997
in amount of $250,000-$499,999



                              CDSC as a
                           Percentage of
                              Dollar
                            Amount Subject
Year Since Purchase Made   to Charge
------------------------------------------
First                        3.0%
------------------------------------------
Second                       2.0%
------------------------------------------
Third                        1.0%
------------------------------------------
Fourth and thereafter        None

Shares Purchased After July 31, 1997
in amount of $500,000-$999,999*

                             CDSC as a
                           Percentage of
                              Dollar
                           Amount Subject
Year Since Purchase Made    to Charge
------------------------------------------
First                        2.0%
------------------------------------------
Second                       1.0%
------------------------------------------
Third and thereafter         None

* Except as noted below, Investor B Shares are not available to purchasers desiring to invest $1 million or more, other than employee benefit plans whose initial investment is less than $1 million. Such employee benefit plans will continue to be subject to this CDSC schedule even after their aggregate holdings in the Nations Funds Family as described above reaches $1 million.


In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares resulting in the lowest possible CDSC. Solely for purposes of determining the number of years from the date of purchase of shares, all purchases are deemed to have been made on the trade date of the transaction.

The CDSC will be waived on redemptions of Investor B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner),
(ii) in connection with the following retirement plan distributions: (a) by qualified plans, (except in cases of plan level terminations); (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional federal with-drawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to the Company's right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor B shares held in the account is less than the minimum account size, (v) in connection with the combination of the Company with any other registered investment company by merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC. The Company may terminate any waiver of the CDSC by providing notice in the LifeGoal Portfolios' Prospectus, but any such termination would affect only shares purchased after such termination.


Reinstatement Privilege: Within 120 days after a redemption of Investor B Shares of a LifeGoal Portfolio, a shareholder may reinvest any portion of the proceeds of such redemption in Investor B Shares of the same LifeGoal Portfolio. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor B Shares, together with the proceeds, must be received by the Transfer Agent or by Stephens within 120 days after the redemption.

Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the LifeGoal Portfolios if the value of the Investor B Shares in his/her accounts within the Nations Fund Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor B Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor B Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by the Company at any time.

  How To Exchange Shares




The exchange feature enables a shareholder to exchange funds as specified below when the shareholder believes that a shift between funds is an appropriate investment decision. The exchange feature enables a shareholder of Investor B Shares of a LifeGoal Portfolio to acquire shares of the same class that are offered by another fund in the Nations Funds (except Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund), Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund, or Investor C Shares of a Nations Funds' money market fund. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.


No CDSC will be imposed in connection with an exchange of Investor B Shares that meets the requirements discussed in this section. If a share-holder acquires Investor B Shares of another fund through an exchange, any CDSC schedule applicable (CDSCs may apply to shares purchased prior to January 1, 1996 or after July 31, 1997) to the original shares purchased will be applied to any redemption of the acquired shares. If a shareholder exchanges Investor B Shares of a fund for Investor C Shares of a money market fund or Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund, the acquired shares will remain subject to the CDSC schedule applicable to the Investor B Shares exchanged. The holding period (for purposes of determining the applicable rate of the CDSC) does not accrue while the shares owned are Investor C Shares of a Nations Funds money market fund or Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund. As a result, the CDSC that is ultimately charged upon a redemption is based upon the total holding period of Investor B Shares of a fund that charges a CDSC.

The LifeGoal Portfolios and each of the other funds of the Nations Funds Family may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by the Company upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Investor B Shares exchanged must have a current value of at least $1,000 (except for exchange through the AEF). The Company and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.

     Shareholder Servicing And Distribution Plans




Shareholder Servicing Plan: The LifeGoal Portfolios' servicing plan ("Servicing Plan") permits the LifeGoal Portfolios to compensate Servicing Agents for services provided to their Customers that own Investor B Shares. Payments under the LifeGoal Portfolios' Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Directors, provided that the annual rate may not exceed .25% of the average daily net asset value of the Investor B Shares.



The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing

Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor B Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor B Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the LifeGoal Portfolios on behalf of Customers;
(iv) providing information periodically to Customers showing their positions in Investor B Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.

The Company may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the LifeGoal Portfolios' Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

Distribution Plan: Pursuant to Rule 12b-1 under the 1940 Act, the Directors of the Company have approved a Distribution Plan with respect to Investor B Shares of the LifeGoal Portfolios. Pursuant to the Distribution Plan, the LifeGoal Portfolios may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the LifeGoal Portfolios' Investor B Shares. Payments under the LifeGoal Portfolios' Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of the LifeGoal Portfolios' Investor B Shares.

The fees payable under the Distribution Plan are used primarily to compensate or reimburse Stephens for distribution services provided by it, and related expenses incurred, including payments by Stephens to compensate or reimburse Selling Agents for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Distribution Plan may be made with respect to the following expenses: the cost of preparing, printing and distributing prospectuses, sales literature and advertising materials, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of Stephens or the Selling Agents; overhead and other office expenses; opportunity costs relating to the foregoing; and any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating Stephens' or the Selling Agents' offices in connection with the sale of LifeGoal Portfolios' shares, including rent, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communications costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and
(iii) other expenses relating to distribution and sales support activities.

The Company and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the LifeGoal Portfolios' Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.

The Company understands that Agents may charge fees to their Customers who are the owners of Investor B Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with the Company. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or the Company and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.

The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the LifeGoal Portfolios during a specified period of time. Stephens may also, from time to time, pay additional consideration to Agents not to exceed 5.00% of the offering price per share on all sales of Investor B Shares as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan. Any such additional consideration or incentive program may be terminated at any time by Stephens.

Stephens has also established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the LifeGoal Portfolios may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


     How The LifeGoal Portfolios Value Their Shares




The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the LifeGoal Portfolios are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the LifeGoal Portfolios will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas.



The Nations Funds determine their net asset value per share on a daily basis. The net asset value of the LifeGoal Portfolio shares will be determined by reference to the net asset value of the underlying Nations Fund.

     How Dividends And Distributions Are Made; Tax Information



Dividends and Distributions


Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the LifeGoal Portfolios with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.

Investor B Shares of LifeGoal Portfolios are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.



The net asset value of Investor B Shares in LifeGoal Portfolios will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased Investor B Shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor B Shares of the same class in the same LifeGoal Portfolio. Dividends and distri-butions are paid in cash within five Business Days of the end of the quarter to which the payment relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor B Shares.



Tax Information


Each of the LifeGoal Portfolios intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In general, such qualification relieves a LifeGoal Portfolio of liability for federal income tax to the extent all of its annual earnings are distributed in accordance with the Code. Each LifeGoal Portfolio intends to distribute substantially all of its earnings each taxable year.

Any distributions by a LifeGoal Portfolio of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally will be taxable as ordinary income to shareholders , whether such income is received in cash or reinvested in additional shares.

Corporate shareholders in the LifeGoal Portfolios may be entitled to the dividends-received deduction for distributions attributable to those underlying funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing fund.
Substantially all of the net realized long-term capital gains of the LifeGoal Portfolios, if any, will be distributed at least annually to the LifeGoal Portfolios' shareholders. The LifeGoal Portfolios will generally have no tax liability with respect to such gains, and the distributions generally will be taxable to shareholders as net capital gain, regardless of how long the shareholders have held such LifeGoal Portfolios' shares and whether such gains are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.


Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and distributions may also be subject to state and local taxes.


Dividends and capital gain distributions declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a LifeGoal Portfolio on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.



Federal law requires the Company to withhold 31% from any capital gain distributions paid by the Company and/or redemptions (including exchanges and redemptions in-kind) to individual shareholders unless the shareholder properly furnishes a certified, correct Taxpayer Identification Number and certifies that withholding does not apply. Such withholding is also required if the Internal Revenue Service notifies the Company that the Taxpayer Identification Number provided by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. Amounts withheld are applied to the shareholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the LifeGoal Portfolios to withhold tax on dividends paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the LifeGoal Portfolios and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations and with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

     Financial Highlights

The following financial information has been derived from the audited financial statements of the LifeGoal Portfolios. PricewaterhouseCoopers LLP is the independent accountant to the LifeGoal Portfolios. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of the LifeGoal Portfolios accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. For more information see "Organization And History." Shareholders of the Portfolios will receive unaudited semi-annual reports describing the Portfolios' investment operations and annual financial statements audited by the LifeGoal Portfolios' independent accountant.


FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT THE PERIOD

LifeGoal Growth Portfolio





                                                                      PERIOD
                                                                     ENDED
Investor B Shares                                                 03/31/98*
-----------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year                                $ 11.98
-----------------------------------------------------------------------------
Net investment income/(loss)                                        (0.02)(a)
-----------------------------------------------------------------------------
Net realized and unrealized gain on investments                      0.99
-----------------------------------------------------------------------------
Net increase in net assets resulting from investment operations      0.97
-----------------------------------------------------------------------------
Distributions:
Distributions from net investment income                            (0.01)
-----------------------------------------------------------------------------
Distributions in excess of net investment income                    (0.24)
-----------------------------------------------------------------------------
Distributions from net realized capital gains                       (0.21)
-----------------------------------------------------------------------------
Total distributions                                                 (0.46)
-----------------------------------------------------------------------------
Net asset value, end of year                                      $ 12.49
-----------------------------------------------------------------------------
Total return++                                                       8.55%
-----------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                                 $5,829
-----------------------------------------------------------------------------
Ratio of operating expenses to average net assets+++                 1.25%+
-----------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets         (0.35)%+
-----------------------------------------------------------------------------
Portfolio turnover rate                                                69%




* LifeGoal Growth Portfolio Investor B Shares commenced investment operations on August 12, 1997.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share for the period.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT THE PERIOD

LifeGoal Balanced Growth Portfolio





                                                                               PERIOD
                                                                               ENDED
Investor B Shares                                                             03/31/98*
---------------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year                                           $ 10.88
---------------------------------------------------------------------------------------
Net investment income                                                           0.11 (a)
---------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments                          0.87
---------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment operations      0.98
---------------------------------------------------------------------------------------
Distributions:
Distributions from net investment income                                       (0.20)
---------------------------------------------------------------------------------------
Distributions in excess of net investment income                               (0.24)
---------------------------------------------------------------------------------------
Distributions from net realized capital gains                                  (0.50)
---------------------------------------------------------------------------------------
Total distributions                                                            (0.94)
---------------------------------------------------------------------------------------
Net asset value, end of year                                                  $ 10.92
---------------------------------------------------------------------------------------
Total return++                                                                  9.70%
---------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                                            $4,917
---------------------------------------------------------------------------------------
Ratio of operating expenses to average net assets+++                            1.25%+
---------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                            1.87%+
---------------------------------------------------------------------------------------
Portfolio turnover rate                                                           94%



* LifeGoal Balanced Growth Portfolio Investor B Shares commenced investment operations on August 13, 1997.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT THE PERIOD

LifeGoal Income and Growth Portfolio





                                                                     PERIOD
                                                                     ENDED
Investor B Shares                                                  03/31/98
-------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year                                $ 10.51
-------------------------------------------------------------------------------
Net investment income                                                0.19 (a)
-------------------------------------------------------------------------------
Net realized and unrealized gain/(loss) on investments               0.36
-------------------------------------------------------------------------------
Net increase in net assets resulting from investment operations      0.55
-------------------------------------------------------------------------------
Distributions:
Distributions from net investment income                            (0.22)
-------------------------------------------------------------------------------
Distributions in excess of net investment income                    (0.07)
-------------------------------------------------------------------------------
Distributions from net realized capital gains                       (0.07)
-------------------------------------------------------------------------------
Total distributions                                                 (0.36)
-------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.70
-------------------------------------------------------------------------------
Total return++                                                       5.33%
-------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                               $1,212
-------------------------------------------------------------------------------
Ratio of operating expenses to average net assets+++                 1.25%+
-------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 3.17%+
-------------------------------------------------------------------------------
Portfolio turnover rate                                                64%



* LifeGoal Income and Growth Portfolio Investor B Shares commenced investment operations on August 7, 1997.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                                                                                  LIFEGOAL PORTFOLIOS:
                                                                                  LifeGoal Growth Portfolio
                                                                                  LifeGoal Balanced Growth Portfolio
                                                                                  LifeGoal Income and Growth Portfolio

Prospectus
                                                               Investor C Shares

                                                                 August 1, 1998




This Prospectus describes three diversified investment portfolios, LifeGoal
Growth Portfolio, LifeGoal Balanced Growth Portfolio and LIFEGOAL INCOME AND
GROWTH PORTFOLIO (each a "LifeGoal Portfolio" and, collectively, the "LifeGoal
Portfolios"), of Nations LifeGoal Funds, Inc. (the "Company"), an open-end management investment company in the Nations Funds Family. The LifeGoal
Portfolios invest substantially all of their assets in certain other funds within the Nations Funds Family. These underlying funds are referred to in this Prospectus as "Nations Funds". This Prospectus describes one class of shares of each LifeGoal Portfolio -- Investor C Shares.


This Prospectus sets forth concisely the information about each LifeGoal
Portfolio that a prospective purchaser of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the LifeGoal Portfolios is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the Nations Funds
Family at its address or telephone number shown below. The SAI for the LifeGoal
Portfolios, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the LifeGoal Portfolios. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the LifeGoal Portfolios. As used in this Prospectus, the term "Adviser" refers to NBAI, TradeStreet, Gartmore Global
Partners, Brandes Investment Partners, L.P. and/or Marsico Capital Management,
LLC as the context may require, see "How The LifeGoal Portfolios Are Managed."

SHARES OF THE NATIONS FUNDS FAMILY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR     For Portfolio
ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. (NATIONSBANK) OR ANY OF        information call:
ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL     1-800-321-7854
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE LIFEGOAL PORTFOLIOS INVOLVES CERTAIN
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.                                        Nations Funds
                                                                                    c/o Stephens Inc.
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO THE NATIONS FUNDS     One NationsBank Plaza
FAMILY, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED      33rd Floor
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE                Charlotte, NC 28255
DISTRIBUTOR FOR THE LIFEGOAL PORTFOLIOS.

                                                                                    [Nations Fund Logo]
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.






NF-96703-8/98

                                                              Table Of Contents
                          Prospectus Summary                                  3
                          -----------------------------------------------------

 About The
  LifeGoal
Portfolios

                          Expenses Summary                                    4

                          -----------------------------------------------------



                          Objectives                                          6

                          -----------------------------------------------------



                          How Objectives Are Pursued                          8

                          -----------------------------------------------------

                          Description Of Underlying Nations Funds --


                          Investment Objectives, Policies And Practices      10

                          -----------------------------------------------------


                          How Performance Is Shown                           18

                          -----------------------------------------------------


                          How The LifeGoal Portfolios Are Managed            19

                          -----------------------------------------------------


                          Organization And History                           23

                          -----------------------------------------------------


                          How To Buy Shares                                  24

                          -----------------------------------------------------

About Your
Investment

                          How To Redeem Shares                               25

                          -----------------------------------------------------



                          How To Exchange Shares                             26

                          -----------------------------------------------------


                          Shareholder Servicing and Distribution Plans       27

                          -----------------------------------------------------


                          How The LifeGoal Portfolios Value Their Shares     28

                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;


                          Tax Information                                    29

                          -----------------------------------------------------


                          Financial Highlights                               31

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE LIFEGOAL PORTFOLIOS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE LIFEGOAL PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY LIFEGOAL PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The LifeGoal Portfolios


  Prospectus Summary
o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

 o LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.

 o LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.


 o LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.

 The LifeGoal Portfolios are designed for long-term investors seeking the benefits of asset allocation and diversification. Unlike traditional mutual funds, which invest directly in individual securities, the LifeGoal Portfolios pursue their investment objectives by allocating their assets among various Nations Funds.


o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the LifeGoal Portfolios. NBAI provides investment management services to more than 60 other funds in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the LifeGoal Portfolios. For more information about the investment adviser and investment sub-adviser to the LifeGoal Portfolios, see "How the LifeGoal Portfolios Are Managed."


o DIVIDENDS AND DISTRIBUTIONS: Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains, including net short-term capital gains, are distributed at least annually.


o RISK FACTORS: Although NBAI, together with Tradestreet, seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that they will be able to do so. Investments in a LifeGoal Portfolio are not insured against loss of principal. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds stocks are subject to stock market risk, which is the risk that the value of the stocks held by Nations Funds may decline over short or even extended periods. In addition, certain of the Nations Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds debt securities are subject to interest rate risk, which is the risk that the value of the debt securities, including U.S. Government Obligations (as defined below), held by Nations Funds may be adversely affected by changes in market interest rates. The value of Nations Funds' investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In addition, debt securities which are not issued or guaranteed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Nations Funds may invest portions, and in some cases substantially all, of their assets in foreign securities. Foreign securities present unique investment risks, including risks associated with currency fluctuations, markets that tend to be less developed and more volatile than U.S. markets and markets that are characterized by less governmental supervision and lower disclosure standards. Certain of Nations Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- General Characteristics and Risk Factors of the Major Asset Classes" and "Description of Underlying Nations Funds -- Principal Risk Considerations."




o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $50 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."


  Expenses Summary

Expenses are one of several factors to consider when investing in a LifeGoal Portfolio. The following tables summarize estimated shareholder transaction and operating expenses as a percentage of net assets for Investor C Shares of each LifeGoal Portfolio. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each LifeGoal Portfolio over specified periods.


LIFEGOAL PORTFOLIOS INVESTOR C SHARES




                                                       LifeGoal    LifeGoal
                                           LifeGoal    Balanced   Income and
                                            Growth      Growth      Growth
Shareholder Transaction Expenses          Portfolio   Portfolio   Portfolio
Sales Load Imposed on Purchases             None        None        None
Deferred Sales Load                         None        None        None
Annual Portfolio Operating Expenses
(as a percentage of average net assets)
Management Fees                            .25%       .25%         .25%
Rule 12b-1 Fees                            .75%       .75%         .75%
Shareholder Servicing Fees                 .25%       .25%         .25%
Other Expenses                             .00%       .00%         .00%
Total Operating Expenses                  1.25%      1.25%        1.25%

Examples: You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below, and further assuming: (1) a 5% annual return and (2) redemption at the end of each time period.





                         LifeGoal    LifeGoal
             LifeGoal    Balanced   Income and
              Growth      Growth      Growth
            Portfolio   Portfolio   Portfolio
1 Year         $ 22        $ 21        $ 20
3 Years        $ 67        $ 65        $ 61
5 Years        $115        $111        $105
10 Years       $247        $239        $226



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares of a LifeGoal Portfolio can expect. The figures in the above tables show the basis on which payments will be made, except that Other Expenses are estimated for the LifeGoal Portfolios' current fiscal year and the Examples include indirect expenses for the underlying Nations Funds' most recent fiscal year (or estimates thereof for new funds). Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the LifeGoal Portfolios' operating expenses, see "How The LifeGoal Portfolios Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the LifeGoal Portfolios, see "Shareholder Servicing And Distribution Plans."

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

LifeGoal Portfolios' Indirect Expenses


Based on the annualized expense ratios for the Primary A Shares of each of the selected underlying Nations Fund's investments for its fiscal period ended March 31, 1998 and the expected percentage investment ranges in the underlying Nations Funds, the range of the weighted average indirect expense ratio for each LifeGoal Portfolio is as follows:





                                                                (before fee
                                         (after fee waivers   waivers and/or
                                           and/or expense         expense
                                          reimbursements)     reimbursements)
LifeGoal Growth Portfolio                 .56% to 1.22%       .88% to 1.37%
LifeGoal Balanced Growth Portfolio        .61% to 1.00%       .87% to 1.15%
LifeGoal Income and Growth Portfolio       .49% to .89%       .74% to 1.10%



The indirect expense ratios fluctuate within these ranges depending upon how assets are allocated among the Nations Funds. The LifeGoal Portfolios will be invested in the Primary A Shares of the underlying Nations Funds and, under normal market conditions, will be allocated among the various fund categories in the percentages shown below. Under extraordinary circumstances, a LifeGoal Portfolio's investment in one or more Nations Funds might exceed these ranges. For temporary defensive purposes, any LifeGoal Portfolio may invest up to 100% of its assets in Nations Prime Fund, a money market mutual fund.


  Objectives

o LIFEGOAL GROWTH PORTFOLIO -- LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.




FUND CATEGORY                                      RANGE                   FUNDS
Large-Capitalization Domestic Equity Funds       40-75%   Nations Capital Growth Fund
                                                          Nations Disciplined Equity Fund
                                                          Nations Equity Income Fund
                                                          Nations Managed Index Fund
                                                          Nations Marsico Focused Equities Fund
                                                          Nations Marsico Growth & Income Fund
                                                          Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds   15-35%   Nations Emerging Growth Fund Nations
                                                          Managed SmallCap Index Fund
                                                          Nations Small Company Growth Fund
Core International Equity Funds                  10-20%   Nations International Equity Fund
                                                          Nations International Value Fund
Non-Core International Equity Funds               0-10%   Nations Emerging Markets Fund Nations
                                                          Pacific Growth Fund

o LIFEGOAL BALANCED GROWTH PORTFOLIO -- LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.




FUND CATEGORY                                        RANGE                   FUNDS
Large-Capitalization Domestic Equity Funds         20-40%   Nations Capital Growth Fund
                                                            Nations Disciplined Equity Fund
                                                            Nations Equity Income Fund
                                                            Nations Managed Index Fund
                                                            Nations Marsico Focused Equities Fund
                                                            Nations Marsico Growth & Income Fund
                                                            Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds     10-20%   Nations Emerging Growth Fund
                                                            Nations Managed SmallCap Index Fund
                                                            Nations Small Company Growth Fund
Core International Equity Funds                     5-15%   Nations International Equity Fund
                                                            Nations International Value Fund
Core Bond Funds                                    40-60%   Nations Diversified Income Fund
                                                            Nations Strategic Fixed Income Fund


o LIFEGOAL INCOME AND GROWTH PORTFOLIO -- LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.




FUND CATEGORY                                        RANGE                   FUNDS
Large-Capitalization Domestic Equity Funds         10-30%   Nations Capital Growth Fund
                                                            Nations Disciplined Equity Fund
                                                            Nations Equity Income Fund
                                                            Nations Managed Index Fund
                                                            Nations Marsico Focused Equities Fund
                                                            Nations Marsico Growth & Income Fund
                                                            Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds      0-10%   Nations Small Company Growth Fund
Core International Equity Funds                     0-10%   Nations International Equity Fund
                                                            Nations International Value Fund
Short Duration Bond Funds                          50-90%   Nations Short-Term Income Fund
                                                            Nations Short-Intermediate Government
                                                            Fund
Money Market Funds                                  0-20%   Nations Prime Fund





The LifeGoal Portfolios are intended primarily for long-term investors. The LifeGoal Portfolios are structured as "funds of funds" that allocate substantially all of their assets to investments in Primary A Shares of various Nations Funds. The performance of the LifeGoal Portfolios will, therefore, correspond to the performance of the various underlying Nations Funds. Additional information about the underlying Nations Funds, including their investment objectives, investment policies and practices, is set forth below under "Descriptions of Underlying Nations Funds -- Investment Objectives, Policies and Practices." The Adviser allocates and reallocates each LifeGoal Portfolio's assets among the underlying Nations Funds identified above, and potentially other Nations Funds, based on the percentage ranges shown above for the various fund categories. As discussed below under "The Asset Allocation Process," a LifeGoal Portfolio's actual investment allocation may deviate from the percentage ranges shown above, over the short or long term.

     How Objectives Are Pursued

Benefits of Asset Allocation


For most investors, choosing the mix of asset classes is the most important investment decision they can make. Asset allocation is the single greatest determinant of an investor's return and risk. It is the process of developing a diversified portfolio by mixing different asset classes (i.e. -- international stocks, domestic stocks and bonds) in varying portions to gain exposure to the different return/risk characteristics of each asset class. Asset classes and market segments (large, mid and small capitalization stocks) tend to react in different ways to changes in economic conditions. Therefore, an investment approach that combines various market segments and asset classes may reduce overall portfolio volatility.


The assets of each LifeGoal Portfolio are allocated among various asset classes through their investment in different fund categories. Each LifeGoal Portfolio has its own asset allocation strategy which gives it a distinctive risk profile and offers different return potential. Investors should select the LifeGoal Portfolio (or Portfolios) which best matches their investment goals, risk tolerance and investment horizon.


In general, the greater the LifeGoal Portfolio's percentage allocation to equity funds, the greater the potential return and risk of share price decline. Because of equity funds' greater risks, investors in the LifeGoal Portfolios that have a higher allocation to equity funds should have a longer investment horizon. In general, the greater the LifeGoal Portfolio's percentage allocation to bond funds, the greater the potential price stability; however, returns may be lower.

Investment performance will vary based on many factors, including market conditions and the composition of a LifeGoal Portfolio's portfolio. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's investment results to those of other mutual funds and to market indexes.


Although the Adviser will seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. No single LifeGoal Portfolio should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of a LifeGoal Portfolio fluctuates based on fluctuations in the values of the underlying Nations Funds' shares, which, in turn, fluctuate based on market conditions and other factors. Therefore, investors should not rely upon LifeGoal Portfolios for short-term financial needs. The LifeGoal Portfolios are not intended to provide a vehicle for participating in short-term swings in the stock market and their shares are not insured against loss of principal.

The Asset Allocation Process


Subject to the general supervision of the Company's Board of Directors, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. In this context, allocation is the process of setting or changing the weightings of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio. The "weightings" of the different fund categories and Nations Funds within a particular LifeGoal Fund's portfolio are the percentage targets that the Adviser sets for investment in a particular fund category or Nations Fund. All fund category weightings will be within the overall percentage ranges shown above. Rebalancing is the process of bringing portfolio allocations back into alignment with the applicable weightings. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed at least monthly for rebalancing at the discretion of the Adviser.


Although the Adviser may rebalance each LifeGoal Portfolio's holdings quarterly, it expects to rebalance less often. Thus, at any given time, it is possible that the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular

Nations Fund or fund category will not correspond precisely with the applicable weightings. Also, depending on the frequency of rebalancings, the extent of any such deviation could continue for some time.


The Adviser has adopted certain policies designed to reduce the extent and duration of such deviations. For example, if any fund category percentage ranges are exceeded, the Adviser will allocate new investment dollars to the other fund categories. Likewise, the Adviser will allocate new investment dollars to fund categories whose minimum percentages have not been met. Redemption requests, however, will generally be met by redeeming shares of underlying Nations Funds according to the applicable weightings.



Determining the asset allocation applicable to each LifeGoal Portfolio is a two step process. The first step is determining the broad asset classes for each LifeGoal Portfolio -- large and small capitalization domestic stocks, foreign stocks, bonds and money market securities. In making this determination, the Adviser will consult the relevant historical data for the returns of each asset class in various economic scenarios. Those returns will be reviewed in the context of the Adviser's outlook for the economy and markets and adjusted for reasonableness. The second step in the process is to determine the particular Nations Funds in which each LifeGoal Portfolio will invest. The Adviser looks at historic returns and valuations to determine which Nations Funds are most appropriate. Determining how the individual Nations Funds may interact with one another within a portfolio is a critical part of this second step.



Although it is expected that the LifeGoal Portfolios will invest in the Nations Funds identified in "Description of Underlying Nations Funds," the Adviser has the discretion to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any funds introduced subsequent to the date of this Prospectus, as permissible investments for the LifeGoal Portfolios.


General Characteristics and Risk Factors of the Major Asset Classes



The underlying Nations Funds invest primarily in various stocks, bonds and money market securities. This section provides a brief summary of the general characteristics and overall risk factors associated with these asset classes. Additional information is provided under "Description of Underlying Nations Funds" below and in the prospectuses of the underlying Nations Funds.



Common stocks represent ownership in a company. Stock prices move with changes in a company's current earnings and its prospects for the future, and with overall stock market conditions. Stocks offer the potential for price appreciation and rising dividends. While smaller companies usually reinvest their earnings back into the company and therefore pay minimal, if any, dividends, they offer the possibility of greater appreciation.


Historically, stocks have provided higher returns than bonds or money market securities. Therefore, they have also provided the greatest protection against inflation and the resulting erosion of purchasing power. However, the additional return has been accompanied by additional volatility. Equity investors should have a long-term investment horizon and be willing to accept the inevitable periods of market declines.


Bonds are a contract. The issuer has an obligation to pay a specified rate of interest (which may be fixed or variable) at specified times and to repay the bond's principal value upon maturity. Bonds are subject to credit risk and to interest rate risk. Credit risk refers to the possibility that a bond's price may fall due to a credit downgrade or a principal or interest payment default. Interest rate risk refers to a bond's price movement in response to changes in market interest rates. As a general rule, when market interest rates rise, bond prices fall. Typically, the longer the maturity of a bond, the greater the potential price fluctuation.


Money market securities are short term debt obligations issued primarily by the U.S. Government, government agencies or corporations. High quality money market securities are very low risk invest-ments; their low risk, however, is accompanied by lower potential returns relative to other investments.

Investment Company Securities: Each of the LifeGoal Portfolios intends, as a fundamental policy, to concentrate investments by investing 25% or more of its total assets in the mutual fund industry.

Although some of the Nations Funds in which the LifeGoal Portfolios invest do not necessarily share the same investment objective as the investing LifeGoal Portfolio, those Nations Funds will be selected by the Adviser based on the asset allocation process described above.

Although each LifeGoal Portfolio intends to invest substantially all of its assets in some or all of the underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements, and money market instruments with respect to any assets not so invested in Nations Funds. It is not expected that any LifeGoal Portfolio will invest more than 5% of its assets in any of these direct investments.

Investment Limitations: Each LifeGoal Portfolio is subject to a number of investment limitations, which are described in the SAI. Among other things, the LifeGoal Portfolios' fundamental policies permit them to borrow money from banks for temporary or emergency purposes, subject to percentage and other limitations, and to enter into forward purchase commitments and issue multiple classes of shares. The investment objective, policies and limitations of each LifeGoal Portfolio, unless otherwise specified, may be changed without a vote of the LifeGoal Portfolio's shareholders. If the investment objective, policies or limitations of a LifeGoal Portfolio change, shareholders should consider whether the LifeGoal Portfolio remains an appropriate investment in light of their current position and needs.


The Nations Funds also have adopted certain investment restrictions which may be more or less restrictive than those applicable to the LifeGoal Portfolios, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the investment restrictions described in the LifeGoal Portfolios' SAI. The investment restrictions of the underlying Nations Funds are set forth in their respective prospectuses and statements of additional information.


Portfolio Turnover: Generally, LifeGoal Portfolios will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. The LifeGoal Portfolios' portfolio turnover rates are not expected to exceed 50% annually.


     Description of Underlying Nations Funds -- Investment Objectives, Policies and Practices



The LifeGoal Portfolios seek to achieve their investment objectives by investing in certain Nations Funds (each, a "Fund"). The following section provides summaries of the Nations Funds' investment objectives, policies and practices. These summaries are intended to help investors understand some of the more significant aspects of the underlying Nations Funds, but are not intended to be comprehensive disclosures of all policies, practices and risks associated with investments by the LifeGoal Portfolios in the Nations Funds. To receive a prospectus for any underlying Nations Fund, which contains more complete information, please call Nations Funds at 1-800-321-7854.


Equity Funds


Nations Capital Growth Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential. The Fund invests in larger capitalization, high-quality companies which possess above-average earnings growth potential. While the Fund's investments will generally be made in companies which share some of the following characteristics:


o above-average earnings growth relative to Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")(1);


o established operating histories, strong balance sheets and favorable financial characteristics; and

o above-average return on equity relative to the S&P 500 Index,

the Fund has a flexible charter which allows it to take advantage of other opportunities. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund may also invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics such as rights and warrants. The Fund may invest a portion of its assets in foreign securities.

Nations Disciplined Equity Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share. In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/ dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. The Fund also may invest in preferred stocks, securities convertible into common stock, warrants and rights to purchase common stock, options, and U.S. Government and corporate debt securities, and foreign securities.

---------------------

1 "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The
   McGraw-Hill Companies, Inc.


Nations Emerging Growth Fund: The Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects. The Fund invests primarily in emerging growth companies with revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The Fund focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may also include positions in special situation companies whose growth is expected to accelerate. In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in securities convertible into common stocks and may invest a portion of its assets in foreign securities. The volatility of emerging growth stocks is greater than that of larger companies. Accordingly, while they may have greater potential for gains, they also carry greater downside risk.


Nations Equity Income Fund: The Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields. The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the S&P 500 Index with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market, as measured by the S&P 500 Index, on a comparable risk basis.

Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The Fund also may invest its assets in fixed-- income securities (corporate and government bonds of various maturities), preferred stocks and warrants and other debt securities, including up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. The Fund may invest a portion of its assets in foreign securities.

Nations Managed Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500 Index. The Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the index over time. The Adviser ranks the attractiveness of each security in the S&P 500 Index according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of 300 to 400 holdings that capture the investment characteristics of the S&P 500 Index. Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical, and, in any event, at least 80% of its total assets in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.

Nations Managed SmallCap Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds that of Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").(2) The Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which captures the economic and industry characteristics of small stock performance.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the index over time. From the initial S&P 600 Index stock universe, the Adviser ranks the attractiveness of each security according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of approximately 400 to 500 holdings that capture the investment characteristics of the S&P 600 Index. Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.


Nations Marsico Focused Equities Fund: The Fund's investment objective is to seek long-term growth of capital. The Fund is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks. In choosing stocks, the Adviser attempts to identify individual companies with earnings growth potential that may not be recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and technologies that are in flux), franchise (brand franchises that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment, the global competitive landscape, and such microeconomic factors as company fundamentals, market franchise and company management.


Under normal circumstances the Fund invests at least 65% of its assets in large capitalization common stocks selected for their growth potential. The Fund also may invest to a lesser degree, in other

---------------------

2 "Standard & Poor's" and "Standard & Poor's SmallCap 600" are trademarks of
   The McGraw-Hill Companies, Inc.

types of securities such as preferred stocks, warrants, convertible securities and debt securities.


Nations Marsico Growth & Income Fund:
The Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income. The Fund will typically invest in large capitalization stocks. The Fund may invest in any combination of common stocks, preferred stocks, warrants, convertible securities and debt securities. In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential not recognized by the market at large. In seeking such opportunities, the Adviser looks for a combination of four factors: change (products, markets and technologies that are in flux), franchise (brand franchise that can be leveraged), global reach (companies that consider world markets rather than local markets) and themes (companies that are moving with, not against, major social, economic and cultural shifts). Once an opportunity is identified, it is subject to a disciplined analytical process that takes into consideration macroeconomic factors such as interest rates, inflation, the regulatory environment, the global competitive landscape, and company fundamentals, such as market franchise and company management.

Under normal circumstances, the Fund invests up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities with income potential. However, in adverse market conditions, the Fund may reduce the growth component of its portfolio to 25% of its total assets. Additionally, the Adviser may shift the Fund's assets between the growth and income components based on relevant market, financial and economic conditions.

Nations Small Company Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing capital primarily in equity securities. In pursuing its investment objective, under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies with a market capitalization of $1 billion or less. The investment philosophy of Nations Small Company Growth Fund is based on the premise that stock prices are driven by earnings growth and that superior stock market returns occur when a company experiences rapid and accelerating earnings growth due to improving fundamentals.

In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. Overall, the Fund's strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and
(ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.


Nations Value Fund: The Fund's investment objective is to seek growth of capital by investing in companies believed to be undervalued. The Fund invests in high quality, large capitalization stocks which are believed to be undervalued relative to the overall stock market or other stocks within the same industry. The principal factor considered by the Adviser in making this determination is the ratio of a stock's price to earnings. The Adviser believes that companies with lower price to earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. Through a combination of the "value" approach and broad diversification among economic sectors and industries, the Fund pursues above-average returns while seeking to avoid above-average risk.

Under normal market conditions, at least 65% of the Fund's total assets are invested in domestic stocks. The Fund may invest a portion of its assets in foreign securities as well as U.S. Government Obligations and investment grade debt securities of domestic companies.

International Funds

Nations Emerging Markets Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies in emerging markets. The Fund also may invest in other types of instruments, including debt securities. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. In such cases, events occurring in such country are more likely to affect the Fund's investments.

Nations International Equity Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other areas, including developing countries. The Fund invests in both established and developing markets around the world. While emphasizing established markets, the Fund typically has some exposure to the more rapidly growing markets of the Pacific Basin, Latin America and Eastern Europe.


Under normal market conditions, the Fund will invest at least 65% of its assets in common stocks of non-United States companies and may invest up to 35% of its assets in any other type of security, including convertible securities, preferred stocks, and various debt securities. Under normal circumstances, the Fund invests in at least three different countries. Under unusual circumstances, however, the Fund may invest all of its assets in one or two countries. In such cases, events occuring in those countries are more likely to affect the Fund's investments.


Nations International Value Fund: The Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of foreign issuers including emerging markets countries. The Fund pursues its investment objective, under normal circumstances, by investing its assets in the securities of issuers in at least three different foreign countries. Although the Fund may invest in companies of various sizes it typically invests in established companies. The Adviser is committed to the use of the Graham & Dodd-style value investing approach as introduced in the classic book SECURITY ANALYSIS. The Adviser's approach to selecting stocks for the Fund is value driven and it seeks to purchase a diversified group of businesses at prices that research indicates are below true long-term, or intrinsic, value. In so doing the Adviser seeks to secure not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle. In analyzing a company's long-term value, the Adviser uses sources of information such as company reports, filings with the SEC, computer databases, industry publications, brokerage firm research reports and interviews with company management.

Under normal circumstances, the Fund intends to invest at least 65% of its total assets in equity securities of non-U.S. issuers whose market capitalizations exceed $1 billion at the time of purchase. Although the Fund intends to invest primarily in equity securities listed on stock exchanges it also may invest in equity securities traded over the counter and in private placements. Typically, no more than 5% of total Fund assets will be invested in any one equity security at the time of purchase. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. During temporary defensive periods in response to unusual and adverse conditions, the Fund's assets may be invested without limitation in short-term debt instruments and in securities of U.S. issuers.

Nations Pacific Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan). Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all or a significant portion of its assets in a single country. In such cases, events occurring in that country are more likely to affect the Fund's investments. The Fund will focus on equity securities, but may also invest in investment grade debt obligations.



Bond Funds

Nations Diversified Income Fund: The Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities. The

Fund actively seeks opportunities within various bond market sectors, balancing credit and interest rate risk. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations, including fixed income securities such as government, government agency and corporate bonds. Up to 35% of the Fund's total assets may be invested in securities rated lower than investment grade. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income loss than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be greater than five years. Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest a portion of its assets in foreign securities.



Nations Short-Intermediate Government Fund: The Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in U.S. Government Obligations. The Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be three to five years and the duration will not exceed five years.

Nations Short-Term Income Fund: The Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in a broad range of investment grade debt obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years. The Fund may invest a portion of its assets in foreign securities.

Nations Strategic Fixed Income Fund: The Fund's investment objective is to seek total return by investing in investment grade fixed income securities. The Fund invests in a broad range of investment grade debt securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances will it exceed 15 years. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-related securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest a portion of its assets in foreign securities.


Money Market Fund


Nations Prime Fund: The Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities. The Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government. The Fund may also invest in bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, and repurchase agreements relating to U.S. Government Obligations. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund can maintain a stable net asset value of $1.00 per share.



General

Other Investment Practices: Each of the Nations Funds may invest in certain specified derivative securities, including some or all of the following: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and Commodity Futures Trading Commission-approved U.S. and foreign exchange-- traded financial futures and options thereon for market exposure and/or risk-management. Each of the Funds may lend their portfolio securities to qualified institutional investors, engage in repurchase agreement transactions and invest in restricted, private placement and other illiquid securities. Certain Nations Funds may engage in reverse repurchase agreements and dollar roll transactions. Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Nations Funds. Certain Nations Funds also may invest in instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers.



In addition to the foregoing investment practices, some of the underlying Nations Funds may invest in securities issued by other investment companies, preferred stock, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants), guaranteed investment contracts, money market instruments, below-investment grade debt ("junk bonds"), debt obligations of foreign issuers and stocks of foreign corporations, obligations of domestic or foreign governments and their political subdivisions, American Depository Receipts ("ADRs", also called American Depository Shares), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), securities of foreign investment funds or trusts, real estate investment trust securities, convertible debentures, mortgage-backed securities, mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), mortgage-backed bonds, other asset-backed securities and obligations of foreign banks and foreign branches of U.S. banks.




Under Rule 2a-7 of the 1940 Act, a Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of nationally recognized statistical rating organizations (each an "NRSRO") or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Principal Risk Considerations: Investments by a Nations Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Nations Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Nations Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Investments by a Nations Fund in foreign securities present additional risks. These risks include restrictions on foreign investment and repatria-tion of capital; fluctuations in currency exchange rates; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in United States markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.

Nations Marsico Focused Equities Fund, as a non-diversified fund, may invest in fewer issuers than a diversified fund. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value. The Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

In addition, the Euro will become the single currency in at least 11 European nations used in many financial transactions. Accordingly, the German mark, French franc and other national currencies will no longer be used. Although the impact of implementing the Euro is not possible to predict, the transition could have an effect on the financial markets and economic environment in Europe and other parts of the world. For example, investors may begin to view those countries participating in the Economic Monetary Union as a single combined entity and may alter their investment behavior accordingly. In response to any such effect of the Euro implementation, the Adviser may need to adapt its investment policies and strategy.


Certain of the U.S. Government Obligations that may be purchased by a Nations Fund (or, under certain circumstances, directly by a LifeGoal Portfolio) are not backed by the U.S. Treasury. For example, some U.S. Government Obligations are supported only by the credit of the issuer/guarantor or by the right of the issuer/guarantor to borrow from the U.S. Government. In addition, the market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. Certain types of U.S. Government Obligations are subject to fluctuations in maturity, yield or value due to their structure or contract terms.


Certain of the underlying Nations Funds may invest in derivative securities ("derivatives"). A derivative is a financial instrument whose value is based, at least partly, on the value of an underlying stock, stock index, future or other security. Examples of such derivatives include futures contracts, options, interest rate and currency swap transactions. Certain types of derivatives can, under certain circumstances, significantly increase an investor's exposure to market or other risks.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the LifeGoal Portfolios' operations. The LifeGoal Portfolios' principal service providers have advised the LifeGoal Portfolios that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the LifeGoal Portfolios invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a LifeGoal Portfolio's return could be adversely affected.


Please consult the SAI and the prospectus of the particular Nations Fund for more information about investment practices and risks.

     How Performance Is Shown


From time to time, the LifeGoal Portfolios may advertise the total return and yield of a class of shares. In addition, the LifeGoal Portfolios may advertise the total return and yield of the Primary A Shares of certain underlying Nations Funds. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a LifeGoal Portfolio or Nations Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a LifeGoal Portfolio or Nations Fund (as stated in a LifeGoal Portfolio's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividends and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.


"Yield" of a class of shares of a non-money market fund is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of the class by the maximum public offering price per share on the last day of that period. "Yield" of a class of shares of a money market fund, such as the Nations Prime Fund, is calculated by annualizing the income generated by an investment in such class over a seven-day period, and showing it as a percentage of that investment. "Effective yield" assumes reinvestment of income.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a LifeGoal Portfolio's or Nations Fund's portfolio and operating expenses. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's or Nations Fund's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's or Nations Fund's investment results to those of other mutual funds and other investment vehicles. Since net asset value and yields fluctuate, yield data cannot necessarily be used to compare an investment in the LifeGoal Portfolios or Nations Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor C Shares, the LifeGoal Portfolios offer Primary A, Primary B, Investor A and Investor B Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a LifeGoal Portfolio's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the LifeGoal Portfolios will not be included in calculations of total return or yield. The Company's annual report will contain additional performance information and will be available upon request without charge from the LifeGoal Portfolios' distributor or an investor's Institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


The following information shows the average annual returns of the underlying Nations Funds in which the LifeGoal Portfolios may invest. The performance of the underlying Nations Funds is shown for illustrative purposes only and is not intended to show LifeGoal Portfolio performance.

NATIONS FUNDS
AVERAGE ANNUAL RETURNS -- PRIMARY A SHARES (UNAUDITED)





                                                       1-Year Period
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)        Ended 3/31/98
Nations Capital Growth Fund (9/30/92)                   53.89%
Nations Disciplined Equity Fund (10/1/92)               48.65%
Nations Diversified Income Fund (10/30/92)              11.07%
Nations Emerging Growth Fund (12/4/92)                  45.09%
Nations Emerging Markets Fund (6/30/95)                 (6.39)%
Nations Equity Income Fund (4/11/91)                    37.21%
Nations International Equity Fund (12/2/91)             16.06%
Nations International Value Fund (12/27/95)             39.92%
Nations Managed Index Fund (8/1/96)                     47.54%
Nations Managed SmallCap Index Fund (10/15/96)          47.71%
Nations Marsico Focused Equities Fund (12/31/97)          N/A
Nations Marsico Growth & Income Fund (12/31/97)           N/A
Nations Pacific Growth Fund (6/30/95)                  (28.35)%
Nations Short-Intermediate Government Fund (8/1/91)      9.11%
Nations Short-Term Income Fund (9/30/92)                 6.89%
Nations Small Company Growth Fund (12/12/95)            49.41%
Nations Strategic Fixed Income Fund (10/30/92)          10.53%
Nations Value Fund (9/19/89)                            38.53%
Nations Prime Fund (12/15/86)                            5.61%



                                                                                                  Inception
                                                       3-Year Period          5-Year Period       through
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)        Ended 3/31/98         Ended 3/31/98        3/31/98
Nations Capital Growth Fund (9/30/92)                 29.63%                19.35%                 19.47%
Nations Disciplined Equity Fund (10/1/92)             31.57%                21.56%                 27.15%
Nations Diversified Income Fund (10/30/92)             9.05%                 7.63%                  8.73%
Nations Emerging Growth Fund (12/4/92)                25.18%                19.30%                 17.92%
Nations Emerging Markets Fund (6/30/95)                 N/A                   N/A                   2.97%
Nations Equity Income Fund (4/11/91)                  25.40%                17.82%                 17.18%
Nations International Equity Fund (12/2/91)           12.09%                10.68%                  8.47%
Nations International Value Fund (12/27/95)             N/A                   N/A                  22.91%
Nations Managed Index Fund (8/1/96)                     N/A                   N/A                  41.04%
Nations Managed SmallCap Index Fund (10/15/96)          N/A                   N/A                  29.41%
Nations Marsico Focused Equities Fund (12/31/97)        N/A                   N/A                  21.30%
Nations Marsico Growth & Income Fund (12/31/97)         N/A                   N/A                  20.30%
Nations Pacific Growth Fund (6/30/95)                   N/A                   N/A                  (9.86)%
Nations Short-Intermediate Government Fund (8/1/91)    6.71%                 5.08%                  6.66%
Nations Short-Term Income Fund (9/30/92)               6.74%                 5.45%                  5.45%
Nations Small Company Growth Fund (12/12/95)            N/A                   N/A                  25.39%
Nations Strategic Fixed Income Fund (10/30/92)         7.90%                 6.07%                  6.80%
Nations Value Fund (9/19/89)                          28.85%                20.29%                 16.64%
Nations Prime Fund (12/15/86)                          5.59%                 4.96%                  6.00%


  How The LifeGoal Portfolios Are Managed




The business and affairs of the Company are managed under the supervision and direction of its Board of Directors. The LifeGoal Portfolios' SAI contains the names of and general background information concerning each Director of the Company.

As described below, each LifeGoal Portfolio is advised by NBAI which is responsible for the overall management and supervision of the investment management of each LifeGoal Portfolio. Each LifeGoal Portfolio also is sub-advised by TradeStreet which as a general matter is responsible for the day-to-day investment decisions for the respective LifeGoal Portfolio.

The Company and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the LifeGoal Portfolios that the merger will not reduce the level or quality of advisory and other services provided to the LifeGoal Portfolios.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the LifeGoal Portfolios and the Nations Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the LifeGoal Portfolios and the Nations Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Gartmore Global Partners ("Gartmore"), with principal offices at One NationsBank Plaza, Charlotte, North Carolina, 28255, serves as the investment sub-adviser to three of the underlying Nations Funds. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities own 100% of the equity of Gartmore Investment Management plc.

Brandes Investment Partners, L.P. ("Brandes"), with principal offices at 12750 High Bluff Drive, San Diego, California 92130, serves as investment sub-adviser to one of the underlying Nations Funds -- Nations International Value Fund.

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, serves as the investment sub-adviser to two of the underlying Nations Funds -- Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. NationsBank has an option to purchase up to 50% of Marsico Capital.


Subject to the general supervision of the Company's Board of Directors, and in accordance with each LifeGoal Portfolio's investment policies, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed quarterly for rebalancing at the discretion of the Adviser.


The Adviser has the ability to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Funds Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios. In the event the Adviser seeks to invest the assets of a LifeGoal Portfolio in a Nations Fund not identified in this Prospectus, the Company will amend or supplement the Prospectus to include all pertinent information.



Both the LifeGoal Portfolios and Nations Funds have investment advisory arrangements with NBAI. NBAI is entitled to receive advisory fees at an annual rate of .25% of the average daily net assets of each LifeGoal Portfolio. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI, in turn, compensates TradeStreet for sub-advisory services at an annual rate of .05% of the average daily net assets of each LifeGoal Portfolio. NBAI also receives advisory fees at varying rates from the underlying Nations Funds, and pays TradeStreet, Gartmore, Brandes and Marsico Capital sub-advisory fees for their services to the underlying Nations Funds. From time to time, the Adviser may waive or reimburse (either voluntarily or pursuant to applicable state expense limitations) advisory fees and/or expenses payable by a LifeGoal Portfolio. Once commenced, waiver and reimbursement arrangements may be discontinued at any time. In addition, the Adviser may from time to time compensate Agents, as defined below, for providing certain services to Customers. LifeGoal Portfolio's shareholders will indirectly pay their proportionate share of the advisory fees and other expenses of any Nations Fund in which the LifeGoal Portfolios are invested.

For the fiscal year ended March 31, 1998, the LifeGoal Portfolios paid NBAI advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolio -- .25%; Nations LifeGoal Balanced Growth Portfolio -- .25%; and Nations LifeGoal Income and Growth Portfolio -- .25%.

For the fiscal year ended March 31, 1998, NBAI paid TradeStreet sub-advisory fees at the indicated rates of the following LifeGoal Portfolios' average daily net assets: Nations LifeGoal Growth Portfolio -- .05%; Nations LifeGoal Balanced Growth Portfolio -- .05%; and Nations LifeGoal Income and Growth Portfolio -- .05%.


NBAI, TradeStreet and certain of their affiliates provide advisory and other services to Nations Funds for which they receive compensation. The level of compensation received and services provided by them differs among the various Nations Funds. These differences subject the Adviser to conflicts of interest, in that the Adviser could increase its fee income or that of its affiliates, or attain other direct or indirect benefits, by allocating LifeGoal Portfolio assets to underlying Nations Funds that pay higher fees or provide other benefits.


The Co-Portfolio Managers for the LifeGoal Portfolios are E. Keith Wirtz and C. Thomas Clapp.

Mr. Wirtz is Managing Director and Chief Investment Officer of TradeStreet and has been responsible for the Firm's investment staff, strategy and policy since December 1996. Prior to assuming his position with TradeStreet, from April 1992 through December 1996, he was Senior Vice President and Chief Investment Officer of Bank of America's Investment Management Division. Mr. Wirtz has worked in the investment community since 1981. His past experience includes domestic and international portfolio management for both private and institutional clients. Mr. Wirtz received his B.S. in Finance from Arizona State University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Los Angeles Analyst Society.

Mr. Clapp is Director of the Equity Management Group for TradeStreet. Prior to assuming his position with TradeStreet in 1995, he was Senior Vice President and Director of Research for the Investment Management Group at NationsBank. Prior to joining NationsBank in 1992, Mr. Clapp was a Senior Portfolio Manager with Royal Insurance Group. Mr. Clapp has worked in the investment community since 1984. He received his B.A. in Economics from the University of North Carolina at Chapel Hill and an M.B.A. from the University of South Carolina. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Morrison & Foerster LLP, counsel to the Company and Nations Funds, and special counsel to NationsBank and certain of its affiliates, has advised the Company and Nations Funds that NationsBank and its affiliates may perform the services contemplated by the various investment advisory agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


Other Service Providers: Stephens Inc. ("Stephens"), a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the LifeGoal Portfolios pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the LifeGoal Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regu-latory requirements applicable to the LifeGoal Portfolios. Stephens will not receive any fees from the LifeGoal Portfolios for these services.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the LifeGoal Portfolios. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the LifeGoal Portfolios including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the LifeGoal Portfolios. For the services rendered pursuant to the Co-Administration Agreement, First Data is entitled to receive a fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.



For the fiscal period ended March 31, 1998, the LifeGoal Portfolios paid First Data the following amounts for administration services: Nations LifeGoal Growth Portfolio -- $4,959; Nations LifeGoal Balanced Growth Portfolio -- $4,959; and Nations LifeGoal Income and Growth Portfolio -- $4,959.



Shares of the LifeGoal Portfolios are sold on a continuous basis by Stephens, as the LifeGoal Portfolios' sponsor and distributor. The LifeGoal Portfolios have entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the LifeGoal Portfolios. Stephens may pay service fees or commissions to Institutions that assist customers in purchasing Investor C Shares of LifeGoal Portfolios.



First Data serves as the transfer agent (the "Transfer Agent") for each of LifeGoal Portfolio's Investor C Shares. NationsBank serves as custodian for the assets of each LifeGoal Portfolio.


Stephens, First Data, and NationsBank all provide services at the underlying Nations Funds level and are compensated directly by such Nations Funds for those services.


PriceWaterhouseCoopers LLP serves as independent accountant to the Company. Their address is 160 Federal Street, Boston, Massachusetts 02110.


Expenses: Certain administrative and other fees and expenses will be charged at the LifeGoal Portfolios and Nations Funds levels. However, redundancies of fees and expenses between the LifeGoal Portfolios and Nations Funds will be minimal, because distinct services are being provided at each fund level. For example, the LifeGoal Portfolios pay advisory fees to the Adviser for its services in allocating LifeGoal Portfolio assets among the underlying Nations Funds. These services are distinct from the services provided by the Adviser to the Nations Funds in managing the Nations Funds' individual portfolio securities.

NBAI, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, except taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The LifeGoal Portfolios' expenses that will be absorbed by NBAI include, but are not limited to: fees paid to service providers other than the Adviser; interest; directors' fees; federal and state securities registration and qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; certain insurance premiums; outside auditing and legal expenses; and costs of shareholder reports and shareholder meetings. Investor C Shares also bear certain class specific expenses, which are described under "Shareholder Servicing and Distribution Plans," below.


The LifeGoal Portfolios do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Nations Funds. By investing in Primary A Shares of the Nations Funds, the LifeGoal Portfolios also will not be subject to any asset-based sales charges or service fees. The sales charges or service fees associated with purchase of shares of the LifeGoal Portfolios will not exceed the limits set forth in Rule 2830 of the Conduct Rules of the NASD when aggregated with sales charges or service fees, if any, that the LifeGoal Portfolios pay relating to Nations Funds shares.


The LifeGoal Portfolios' share of the Nations Funds' expenses may include expenses that the LifeGoal Portfolios would not have incurred if it had not been structured as a "fund of funds." For example, if a portfolio manager of one Nations Fund purchases the same securities that the portfolio manager of another Nations Fund is selling, there may be transaction charges and commissions that achieve little or no benefit for the LifeGoal Portfolios. Such transactions will be rare because the Nations Funds pursue a broad range of investment strategies, and therefore invest in different types of securities.


  Organization And History




The LifeGoal Portfolios are members of the Nations Funds Family, which consists of the Company, Nations Funds Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Annuity Trust and Nations Institutional Reserves. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.


Nations LifeGoal Funds, Inc.: The Company was incorporated in Maryland on July 3, 1996 and commenced operations on October 2, 1996, and shares were offered to the public on October 15, 1996. The Company's fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations LifeGoal Funds, Inc. consists of 1,200,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which includes several classes of shares. This Prospectus relates to the Investor C Shares of the following three portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio. To obtain additional information regarding the LifeGoal Portfolios' other classes of shares which may be available to you, contact your Agent, (as defined below) or Nations Funds at 1-800-321-7854.

Shares of each Portfolio and class have equal rights with respect to voting, except that the holders of shares of a particular Portfolio or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective Portfolio of the Company, less (b) the liabilities of the Company attributable to the respective Portfolio or class or allocated among the Portfolios or classes based on the respective liquidation value of each Portfolio or class.

Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Portfolios voting together for election of directors may elect all of the members of the Board of Directors of the Company. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of the Company. There are no preemptive rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable.


As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of the Company and therefore could be considered to be a controlling person of the Company and each of the LifeGoal Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that the Company will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

About Your Investment

  How To Buy Shares



The LifeGoal Portfolios have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").


The LifeGoal Portfolios reserve the right, in their discretion, to make Investor C Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.


There is a minimum initial investment of $1,000, except that the minimum initial investment is:


o $500 for "IRA" investors;


o $250 for non-working spousal IRAs; and


o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, the Company reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.


Investor C Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.


The Company and Stephens reserves the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the LifeGoal Portfolios, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

Effective Time of Purchases: Purchase orders for Investor C Shares in the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Portfolios' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third

Business Day following receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to the Company.


Systematic Investment Plan: Under the LifeGoal Portfolios' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her LifeGoal Portfolio account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.


Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Company and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. The Company requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, the Company reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

  How To Redeem Shares




Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders for Investor C Shares of the LifeGoal Portfolios which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent or their respective agents. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent or their respective agents and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by the Company. There is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent or their respective agents. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.

The Company may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Company also may redeem shares of the LifeGoal Portfolios involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to the Company have previously been made. The Company may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the LifeGoal Portfolios if the value of the Investor C Shares in his/ her accounts within the Nations Fund Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by the Company at any time.


  How To Exchange Shares


The exchange feature enables a shareholder of Investor C Shares of a LifeGoal Portfolio to acquire Investor C Shares of another fund in the Nations Funds Family (which includes both LifeGoal Portfolios and Nations Funds) when that shareholder believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received. The LifeGoal Portfolios and each of the other funds of the Nations Funds Family may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by the Company upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.


The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investormay telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.

Automatic Exchange Feature: Under the LifeGoal Portfolios' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one Nations Fund to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent or Nations Funds.

     Shareholder Servicing And Distribution Plans


Pursuant to Rule 12b-1 under the 1940 Act, the Directors have approved a Distribution Plan with respect to Investor C Shares of the LifeGoal Portfolios. Pursuant to the Distribution Plan, the LifeGoal Portfolios may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the LifeGoal Portfolios' Investor C Shares. Payments under the Investor C Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Directors, provided that the annual rate may not exceed .75% of the average daily net asset value of the Portfolios' Investor C Shares.


The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.

The Company and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.

The Directors also have approved a shareholder servicing plan ("Servicing Plan") for the Portfolios which permits the LifeGoal Portfolios to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the LifeGoal Portfolios, provided that the annual rate may not exceed .25% of the average daily net asset value of the LifeGoal Portfolios' Investor C Shares.

The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the LifeGoal Portfolios on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and
(vi) providing general shareholder liaison services.

The Company may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

The Company understands that Agents may charge fees to their Customers who are the owners of Investor C Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with the Company. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or the Company and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.



The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the LifeGoal Portfolios during a specified period of time. Stephens may also, from time to time, pay additional consideration to Agents not to exceed .75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan. Any such additional consideration or incentive program may be terminated at any time by Stephens.


Stephens has also established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the LifeGoal Portfolios may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


     How The LifeGoal Portfolios Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the LifeGoal Portfolios are valued as of the close of regular trading, on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the LifeGoal Portfolios will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas.


The Nations Funds determine their net asset value per share on a daily basis. The net asset value of the LifeGoal Portfolio shares will be determined by reference to the net asset value of the underlying Nations Fund.

     How Dividends And Distributions Are Made; Tax Information


Dividends and Distributions

Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the LifeGoal Portfolios with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.

Investor C Shares of LifeGoal Portfolios are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Investor C Shares in LifeGoal Portfolios will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor C Shares of the same class in the same LifeGoal Portfolio. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the payment relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor C Shares.


Tax Information


Each of the LifeGoal Portfolios intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In general, such qualification relieves a LifeGoal Portfolio of liability for federal income tax to the extent all of its annual earnings are distributed in accordance with the Code. Each LifeGoal Portfolio intends to distribute substantially all of its earnings each taxable year.


Any distributions by a LifeGoal Portfolio of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally will be taxable as ordinary income to shareholders whether such income is received in cash or reinvested in additional shares.



Corporate shareholders in the LifeGoal Portfolios may be entitled to the dividends-received deduction for distributions attributable to those underlying funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing fund.


Substantially all of the net realized long-term capital gains of the LifeGoal Portfolios, if any, will be distributed at least annually to the LifeGoal Portfolios' shareholders. The LifeGoal Portfolios will generally have no tax liability with respect to such gains, and the distributions generally will be taxable to shareholders as net capital gain, regardless of how long the shareholders have held such LifeGoal Portfolios' shares and whether such gains are received in cash or reinvested in additional shares.

Noncorporate shareholders may be taxed on such distributions at preferential rates.


Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and distributions may also be subject to state and local taxes.

Dividends and capital gain distributions declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a LifeGoal Portfolio on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.


Federal law requires the Company to withhold 31% from any capital gain distributions paid by the Company and/or redemptions (including exchanges and redemptions in-kind) to individual shareholders unless the shareholder properly furnishes a certified, correct Taxpayer Identification Number and certifies that withholding does not apply. Such withholding is also required if the Internal Revenue Service notifies the Company that the Taxpayer Identification Number provided by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. Amounts withheld are applied to the shareholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the LifeGoal Portfolios to withhold tax on dividends paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the LifeGoal Portfolios and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations and with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

     Financial Highlights

The following financial information has been derived from the audited financial statements of the LifeGoal Portfolios. PricewaterhouseCoopers LLP is the independent accountant to the LifeGoal Portfolios. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of the LifeGoal Portfolios accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. For more information see "Organization And History." Shareholders of the Portfolios will receive unaudited semi-annual reports describing the Portfolios' investment operations and annual financial statements audited by the Portfolios' independent accountant.


FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

LifeGoal Growth Portfolio





                                                                     YEAR          PERIOD
                                                                    ENDED          ENDED
Investor C Shares                                                 03/31/98       03/31/97*
Operating performance:
Net asset value, beginning of period                              $ 10.15         $ 10.06
Net investment income/(loss)                                        (0.02)(a)        0.11
Net realized and unrealized gain on investments                      2.89            0.09
Net increase in net assets resulting from investment operations      2.87            0.20
Distributions:
Distributions from net investment income                            (0.01)          (0.11)
Distributions in excess of net investment income                    (0.34)            --
Distributions from net realized capital gains                       (0.21)            --
Total distributions                                                 (0.56)          (0.11)
Net asset value, end of period                                    $ 12.46         $ 10.15
Total return++                                                      28.89%           2.01%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                               $  342          $   82
Ratio of operating expenses to average net assets+++                 1.09%           0.75%+
Ratio of net investment income/(loss) to average net assets         (0.19)%          0.61%+
Portfolio turnover rate                                                69%             25%



* LifeGoal Growth Portfolio Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

LifeGoal Balanced Growth Portfolio





                                                                                YEAR        PERIOD
                                                                               ENDED        ENDED
Investor C Shares                                                             03/31/98      03/31/97*
Operating performance:
Net asset value, beginning of period                                          $  9.95       $ 10.05
Net investment income                                                           0.23 (a)       0.19
Net realized and unrealized gain/(loss) on investments                          1.78          (0.10)
Net increase/(decrease) in net assets resulting from investment operations      2.01           0.09
Distributions:
Distributions from net investment income                                       (0.25)         (0.19)
Distributions in excess of net investment income                               (0.29)           --
Distributions from net realized capital gains                                  (0.50)           --
Total distributions                                                            (1.04)         (0.19)
Net asset value, end of period                                               $ 10.92        $  9.95
Total return++                                                                 21.10%          0.85%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $  737         $   18
Ratio of operating expenses to average net assets+++                            1.09%          0.75%+
Ratio of net investment income to average net assets                            2.03%          3.44%+
Portfolio turnover rate                                                           94%             1%



* LifeGoal Balanced Growth Portfolio Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

LifeGoal Income And Growth Portfolio





                                                                      YEAR        PERIOD
                                                                    ENDED          ENDED
Investor C Shares                                                  03/31/98      03/31/97*
Operating performance:
Net asset value, beginning of period                              $  9.97        $ 10.03
Net investment income                                                0.36 (a)       0.31
Net realized and unrealized gain/(loss) on investments               0.89          (0.06)
Net increase in net assets resulting from investment operations      1.25           0.25
Distributions:
Distributions from net investment income                            (0.35)         (0.31)
Distributions in excess of net investment income                    (0.10)           --
Distributions from net realized capital gains                       (0.07)           --
Total distributions                                                 (0.52)         (0.31)
Net asset value, end of period                                    $ 10.70        $  9.97
Total return++                                                      12.83%          2.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                               $   87         $    1
Ratio of operating expenses to average net assets+++                 1.09%          0.75%+
Ratio of net investment income to average net assets                 3.33%          5.84%+
Portfolio turnover rate                                                64%             2%



 * LifeGoal Income and Growth Portfolio Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying
    Funds.
(a) Per share amounts have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                              LIFEGOAL FUNDS, INC.


                       STATEMENT OF ADDITIONAL INFORMATION


                            LIFEGOAL GROWTH PORTFOLIO
                       LIFEGOAL BALANCED GROWTH PORTFOLIO
                      LIFEGOAL INCOME AND GROWTH PORTFOLIO


 INVESTOR A, INVESTOR B, INVESTOR C SHARES AND PRIMARY A AND PRIMARY B SHARES


                                 AUGUST 1, 1998


      This Statement of Additional Information ("SAI") provides supplementary information pertaining to shares representing interests in the above listed three investment portfolios of LifeGoal Funds, Inc. (individually, a "LifeGoal Portfolio" and collectively, the "LifeGoal Portfolios"). This SAI is not a prospectus and should be read only in conjunction with the current prospectuses for the aforementioned LifeGoal Portfolios related to the class or series of shares in which one is interested, dated August 1, 1998, for the Investor A, Investor B, Investor C, Primary A and Primary B Shares (each a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings assigned in the Prospectuses. Copies of these Prospectuses may be obtained by writing Nations Funds c/o Stephens Inc., One NationsBank Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at 1-800-982-2271.

                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----

INTRODUCTION.........................................................   1

ADDITIONAL INFORMATION ON LIFEGOAL PORTFOLIO INVESTMENTS
        General......................................................   1
        Fundamental Investment Limitations...........................   2

ADDITIONAL INFORMATION ON UNDERLYING NATIONS
FUNDS' INVESTMENTS...................................................   5
        General......................................................   5
        When-Issued Securities.......................................   5
        Foreign Currency Transactions................................   6
        Futures, Options and Other Derivative
         Instruments.................................................   7
        Risk Factors Associated with Futures and
         Options Transactions........................................  16
        Interest Rate Transactions...................................  19
        Asset-Backed Securities......................................  20
        Special Situations...........................................  24
        Equity Swap Contracts........................................  24
        Lower Rated Debt Securities..................................  25
        Repurchase Agreements........................................  26
        Reverse Repurchase Agreements................................  27
        Securities Lending...........................................  27
        Short Sales..................................................  28
        Guaranteed Investment Contracts..............................  28
        Illiquid Securities..........................................  28
        Commercial Instruments.......................................  29
        Real Estate Investment Trusts................................  29

NET ASSET VALUE......................................................  29
        Purchases and Redemptions....................................  29
        Investment Strategy..........................................  30
        Net Asset Value Determination................................  30
        Exchanges....................................................  30

DESCRIPTION OF SHARES................................................  31
        Dividends and Distributions..................................  31

ADDITIONAL INFORMATION CONCERNING TAXES..............................  32
        Qualification as a Regulated Investment
        Company....................................................... 32
        Excise Tax on Regulated Investment Companies.................. 33
        Sale or Redemption of Shares.................................. 33
        Tax Rates..................................................... 34
        Foreign Shareholders.......................................... 34
        Taxation of Nations Funds..................................... 35

        Effect of Future Legislation; Local Tax
          Considerations.............................................. 35

DIRECTORS AND OFFICERS OF LIFEGOAL PORTFOLIOS......................... 35
        Directors, Trustees and Officers of Underlying Nations Funds.. 40
        Compensation Table............................................ 42

SECURITY HOLDERS...................................................... 43

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, SHAREHOLDER SERVICING, SHAREHOLDER
ADMINISTRATION AND DISTRIBUTION AGREEMENTS............................ 47
        The Company and Its Common Stock.............................. 47
        Investment Advisory Arrangements of the LifeGoal Portfolios... 47 Investment Advisory Arrangements of the Underlying Nations
        Funds..........................................................50
        Investment Styles............................................. 57
        Administrator and Co-Administrator............................ 62
        Distributor................................................... 64
        Distribution Plans and Shareholder Servicing
         Arrangements for Investor Shares............................. 65
               Investor A Shares...................................... 65
               Investor B Shares...................................... 66
               Investor C Shares...................................... 67
        Information Applicable to Investor A,
         Investor B and Investor C Shares............................. 69
        Shareholder Administration Plan
         (Primary B Shares)........................................... 70
        Expenses...................................................... 71
        Transfer Agents and Custodians................................ 72

INDEPENDENT ACCOUNTANT AND REPORTS.................................... 72

COUNSEL............................................................... 73
        Pending Legal Proceedings..................................... 73

ADDITIONAL INFORMATION ON PERFORMANCE................................. 73
        Yield Calculations............................................ 74
        Total Return Calculations..................................... 74


SCHEDULE A - Description of Ratings...................................A-1

                                  INTRODUCTION

      LifeGoal Funds, Inc. (the "Company") is a diversified open-end management investment company. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the mutual fund being considered for investment. This information about the Company is included in various Prospectuses. The Prospectuses relate to the shares of LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio (each a "LifeGoal Portfolio" and collectively, the "LifeGoal Portfolios"). The Primary A and Primary B Shares are collectively referred to herein as "Primary Shares" and the Investor A, Investor B and Investor C Shares are collectively referred to as "Investor Shares." NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the LifeGoal Portfolios. TradeStreet Investment Associates, Inc. ("TradeStreet") is investment sub-adviser. As used herein the "Adviser" shall mean NBAI and/or TradeStreet as the context may require.

      Each LifeGoal Portfolio may (i) own more than 3% of the total outstanding stock of a registered investment company which is a member of the Nations Funds Family, (ii) invest more than 5% of its assets in any one such investment company, and (iii) invest more than 10% of it assets, collectively, in registered investment companies which are members of the Nations Funds Family. Each LifeGoal Portfolio will concentrate more than 25% of its assets in the mutual fund industry. However, each of the underlying mutual funds in which the LifeGoal Portfolios will invest will not concentrate 25% or more of its total assets in any one industry.

      This SAI is intended to furnish prospective investors with additional information concerning the Company and the LifeGoal Portfolios. Some of the information required to be in this SAI is also included in the LifeGoal Portfolios current Prospectuses, and, in order to avoid repetition, this SAI will reference sections of the Prospectuses. Additionally, the Prospectuses and this SAI omit certain information contained in "Part C" of the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectuses and this SAI, may be obtained from the SEC.

         ADDITIONAL INFORMATION ON THE LIFEGOAL PORTFOLIO INVESTMENTS

GENERAL

      Information concerning each LifeGoal Portfolio's investment objective is set forth in each of the Prospectuses under the headings "Prospectus Summary" and "How Objectives Are Pursued". There can be no assurance that the LifeGoal Funds will achieve their objectives. The principal features of the LifeGoal Funds' investment programs and the primary risks associated with those investment programs are discussed in the Prospectuses under the heading "How Objectives Are Pursued". The principal features and certain risks of the underlying Nations Funds are discussed in the Prospectuses under the heading "Description of Underlying Nations Funds."

      Under extraordinary circumstances, the LifeGoal Portfolios may invest 100% of their assets in Nations Prime Fund. Such circumstances that would prompt a shift in the allocation of assets for defensive purposes by the Adviser include concerns about a precipitous decline in the net asset value of any of the underlying Nations Funds or similar volatility in the Nasdaq National Market, New York Stock Exchange or American Stock Exchange. The designation of circumstances as sufficiently extraordinary to permit this defensive investing is within the Adviser's discretion.

      Although each LifeGoal Portfolio intends to invest substantially all of its assets in underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest assets not so invested in government securities, repurchase agreements and money market instruments.

FUNDAMENTAL INVESTMENT LIMITATIONS

      Each LifeGoal Portfolio is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the LifeGoal Fund's outstanding shares.

      Under the Investment Company Act of 1940, as amended ("1940 Act"), such approval requires the affirmative vote, at a meeting of shareholders of a LifeGoal Portfolio, of (i) at least 67% of the shares of the LifeGoal Portfolio present at the meeting, if the holders of more than 50% of the outstanding shares of the LifeGoal Portfolio are present in person or by represented proxy; or (ii) more than 50% of the outstanding shares of the LifeGoal Portfolio, whichever is less.

The LifeGoal Portfolios may not:

   1. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Portfolio may borrow money from banks for temporary or emergency purposes in amounts up to one-third of the value of such Portfolio's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of such Portfolio's total assets will be repaid prior to the purchase of additional portfolio securities by such Portfolio, (b) a Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities, and (c) a Portfolio may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

   2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box.) For purposes of this restriction, the deposit or payment by the Portfolio of initial or maintenance margin connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

   3. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting. This restriction shall not limit a Fund's ability to invest in securities issued by other registered investment companies.

   4. Invest in real estate or real estate limited partnership interests. (Each Portfolio may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein.) This restriction does not apply to real estate limited partnerships listed on a national stock exchange (e.g., the New York Stock Exchange).

   5. Purchase or sell commodity contracts except that each Portfolio may, to the extent appropriate under its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts in accordance with its investment policies.

   6. Make loans, except that a Portfolio may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

   7. The LifeGoal Portfolios will be diversified and each Portfolio may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, immediately after such purchase, more than 5% of the value of such Portfolio's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to these limitations and with respect to 75% of such Portfolio's assets, such Portfolio will not hold more than 10% of the voting securities of any issuer.

   8. Each LifeGoal Portfolio will concentrate its investments in the securities of other investment companies.

      In addition, certain non-fundamental investment restrictions are also applicable to the LifeGoal Portfolio, including the following:

       1. No Portfolio of the Company will purchase or retain the securities of any issuer if the officers, or directors of the Company, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

       2. No Portfolio of the Company will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of such Portfolio's investment in such classes of securities would exceed 5% of such Portfolio's total assets. For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.

       3. No Portfolio will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this restriction shall not apply to standby commitments, (b) this restriction shall not apply to a Portfolio's transactions in futures contracts and related options, and (c) a Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

       4. No Portfolio will invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of such Portfolio's assets, and no more than 2% of the value of the Portfolio's net assets may be invested in warrants that are not listed on principal domestic or foreign exchanges (for purposes of this undertaking, warrants acquired by a Portfolio in units or attached to securities will be deemed to have no value).

       5. No Portfolio of the Company will purchase securities of companies for the purpose of exercising control.

       6. No Portfolio of the Company will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A under the Securities Act of 1933 that the Board of Directors, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

       7. No Portfolio of the Company will mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of the Portfolio's total assets at the time of borrowing. For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.

       8. No Portfolio of the Company will purchase oil, gas or mineral leases or other interests (a Portfolio may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

      Notwithstanding the foregoing restrictions, the underlying mutual funds in which LifeGoal Portfolios may invest have adopted their own investment restrictions which may be more or less restrictive than those listed above, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment restrictions listed above and in a LifeGoal Portfolio Prospectus. The investment restrictions of these underlying mutual funds are set forth in their respective statements of additional information.

             ADDITIONAL INFORMATION ON UNDERLYING NATIONS FUNDS'
                                   INVESTMENTS

GENERAL

      Information concerning the investment objective and policies of each underlying Nations Fund is set forth in each of their prospectuses under the headings "Objectives," "How Objectives Are Pursued," and "Appendix A" and their respective SAIs. As is the case with the LifeGoal Portfolios, there can be no assurance that the underlying Nations Funds will achieve their objectives. The principal features of the Nations Funds' investment programs and the primary risks associated with those investment programs are discussed in their prospectuses under the heading "How Objectives Are Pursued" and "Appendix A."

ASSET-BACKED SECURITIES

      IN GENERAL. Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

      The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

      MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

      Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

      The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by GNMA, FNMA and FHLMC. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

      The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

      The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly, which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

      Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S.
Government.

      Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

      Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

      The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

      Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

      A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

      The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds.

      NON-MORTGAGE ASSET-BACKED SECURITIES. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

      Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

      The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset-backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset-backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset-backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset-backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset-backed Securities, credit card receivables are unsecured obligations of the card holder.

      The development of non-mortgage-backed securities is at an early stage compared to mortgage-backed securities. While the market for Asset-backed Securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed. As stated above, the Adviser, as adviser to each Fund, intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities to securities that are readily marketable at the time of purchase.

COMMERCIAL INSTRUMENTS

      Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or issued in the U.S. by foreign corporations and foreign commercial banks. The Nations Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two Nationally Rated Statistical Rating Organizations ("NRSROs"), are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.

      Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Funds as previously described.

      Variable-rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. While some of these notes are not rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Adviser that similar criteria to that set forth above with respect to the issuers of commercial paper purchasable by the Nations Prime Fund are met. Variable-rate instruments acquired by a Fund will be rated at a level consistent with such Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser.

      Variable- and floating-rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. A Fund may invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

COMBINED TRANSACTIONS

      Certain Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple forward foreign currency exchange contracts and any combination of futures, options and forward foreign currency exchange contracts ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of a Fund to do so and where underlying hedging strategies are permitted by a Fund's investment policies. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions. (See above for the risk characteristics of certain transactions.)

CONVERTIBLE SECURITIES

      The Small Company Growth Fund may invest in convertible securities, such as bonds, notes, debentures, preferred stocks and other securities that may be converted into common stock. All convertible securities purchased by the Fund will be rated in the top two categories by an Nationally Recognized Statistical Rating Organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. Investments in convertible securities can provide income through interest and dividend payments, as well as, an opportunity for capital appreciation by virtue of their conversion or exchange features.

      The convertible securities in which the Funds may invest include fixed-income and zero coupon debt securities, and preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities, generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income or, in the case of zero coupon securities, accretion of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion exchange features. Convertible securities generally are subordinated to other similar debt securities but not to non-convertible securities of the same issuer. Convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation because increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

CORPORATE DEBT SECURITIES

      Certain Funds may invest in corporate debt securities of domestic issuers of all types and maturities, such as bonds, debentures, notes and commercial paper. Corporate debt securities may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participation based on revenue, sales or profit, or the purchase of common stock or warrants in a unit transaction (where corporate debt obligations and common stock are offered as a unit). Each Fund may also invest in corporate debt securities of foreign issuers.

      The corporate debt securities in which the Funds will invest will be rated investment grade by at least one NRSRO (E.G., BBB or above by Standard & Poor's Corporation ("S&P") or Baa or above by Moody's Investors Services, Inc. ("Moody's")). Commercial paper purchased by the Funds will be rated in the top two categories by a NRSRO. Corporate debt securities that are not rated may be purchased by such Funds if they are determined by the Adviser to be of comparable quality under the direction of the Board of Directors of the Company. If the rating of any corporate debt security held by a Fund falls below such ratings or if the Adviser determines that an unrated corporate debt security is no longer of comparable quality, then such security shall be disposed of in an orderly manner as quickly as possible. A description of these ratings is attached as an Appendix to this Statement of Additional Information.

CUSTODIAL RECEIPTS

      Certain Funds may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" and "Certificates of Accrual on Treasury Securities." Although custodial receipts are not considered U.S. Government securities, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Custodial receipts will be treated as illiquid securities.

DELAYED DELIVERY TRANSACTIONS

      In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous.

DOLLAR ROLL TRANSACTIONS

      Certain Funds may enter into "dollar roll" transactions, which consist of the sale by a Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date. Dollar roll transactions consist of the sale by a fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

      The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

EQUITY SWAP CONTRACTS

      The counterparty to an Equity Swap Contract will typically be a bank, investment banking firm or broker/dealer. For example, the counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the Equity Swap Contract would have increased in value had it been invested in the stocks comprising the S&P 500 Index in proportion to the composition of the Index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the Equity Swap Contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any Equity Swap Contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index less the interest paid by the Fund on the notional amount. A Fund will only enter into Equity Swap Contracts on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under the Equity Swap Contracts may be made at the conclusion of the contract or periodically during its term.

      If there is a default by the counterparty to an Equity Swap Contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that Equity Swap Contract counterparties will be able to meet their obligations pursuant to Equity Swap Contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to Equity Swap Contracts. A Fund will closely monitor the credit of Equity Swap Contract counterparties in order to minimize this risk.

      Certain Funds may from time to time enter into the opposite side of Equity Swap Contracts (i.e., where a Fund is obligated to pay the increase (net of interest) or receive the decrease (plus interest) on the contract to reduce the amount of the Fund's equity market exposure consistent with the Fund's objective. These positions are sometimes referred to as Reverse Equity Swap Contracts.

      Equity Swap Contracts will not be used to leverage a Fund. A Fund will not enter into any Equity Swap Contract or Reverse Equity Swap Contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. Since the SEC considers Equity Swap Contracts and Reverse Equity Swap Contracts to be illiquid securities, a Fund will not invest in Equity Swap Contracts or Reverse Equity Swap Contracts if the total value of such investments together with that of all other illiquid securities which a Fund owns would exceed 15% of the Fund's total assets.

       The Adviser does not believe that a Fund's obligations under Equity Swap Contracts or Reverse Equity Swap Contracts are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of a Fund's obligations over its respective entitlements with respect to each Equity Swap Contract and each Reverse Equity Swap Contract will be accrued on a daily basis and an amount of cash, U.S. Government securities or other liquid high quality debt securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

FOREIGN CURRENCY TRANSACTIONS

      As described in the Prospectuses, certain Funds may invest in foreign currency transactions. Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options (see "Purchase and Sale of Currency Futures Contracts and Related Options"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

      Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. A Fund will direct its custodian to segregate high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

      A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the Adviser believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

      A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the fund securities are denominated (a "cross-hedge").

      Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

      The Fund's custodian will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The Funds are dollar-denominated mutual funds and therefore consideration is given to hedging part or all of the portfolio back to U.S. dollars from international currencies. All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis (purchasing power parity is a method for determining the relative purchasing power of different currencies by comparing the amount of each currency required to purchase a typical bundle of goods and services to domestic markets) and an estimation of short-term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

      FUTURES CONTRACTS IN GENERAL. A futures contract is an agreement between two parties for the future delivery of fixed income securities or equity securities or for the payment or acceptance of a cash settlement in the case of futures contracts on an index of fixed income or equity securities. A "sale" of a futures contract means the contractual obligation to deliver the securities at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills, bank certificates of deposit, and on indices of municipal, corporate and government bonds.

      While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, a Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and a Fund that engages in futures transactions may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to a futures contract based on securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

      Futures contracts on indices of securities are settled through the making and acceptance of cash settlements based on changes in value of the underlying rate or index between the time the contract is entered into and the time it is liquidated.

      FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. As noted in their respective Prospectuses, certain Funds may enter into transactions in futures contracts for the purpose of hedging a relevant portion of their portfolios. A Fund may enter into transactions in futures contracts that are based on U.S. Government obligations, including any index of government obligations that may be available for trading. Such transactions will be entered into where movements in the value of the securities or index underlying a futures contract can be expected to correlate closely with movements in the value of securities held in a Fund. For example, a Fund may sell futures contracts in anticipation of a general rise in the level of interest rates, which would result in a decline in the value of its fixed income securities. If the expected rise in interest rates occurs, the Fund may realize gains on its futures position, which should offset all or part of the decline in value of fixed income fund securities. A Fund could protect against such decline by selling fixed income securities, but such a strategy would involve higher transaction


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


costs than the sale of futures contracts and, if interest rates again declined, the Fund would be unable to take advantage of the resulting market advance without purchases of additional securities.

      The purpose of the purchase or sale of a futures contract on government securities and indices of government securities, in the case of the above-referenced Funds, which hold or intend to acquire long-term debt securities, is to protect a Fund from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if long-term bonds are held by a Fund, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds held by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, it may purchase futures contracts. In the event that the projected decline in interest rates occurs, the increased cost of the securities acquired by the Fund should be offset, in whole or part, by gains on the futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of transactions involving futures contracts on fixed income securities, a Fund will purchase the securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

      Similarly, when it is expected that interest rates may decline, futures contracts on fixed income securities and indices of government securities may be purchased for the purpose of hedging against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of such futures contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds in the cash market. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of these futures contracts as an investment technique allows a Fund to act in anticipation of such an interest rate decline without having to sell its portfolio securities. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained by a Fund will consist of cash, cash equivalents or high quality debt securities of the Fund in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial deposit and variation margin payments made by the Fund with respect to such futures contracts.

      STOCK INDEX FUTURES CONTRACTS. As described in the Prospectuses, certain Funds may sell stock index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of securities to be sold. Conversely, a Fund may purchase stock index futures contracts in order to protect against anticipated increases in the cost of securities to be acquired.

      In addition, a Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio. For example, in the event that a Fund expects to narrow the range of industry groups represented in its portfolio, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. As such securities are acquired, a Fund's futures positions would be closed out. A Fund may also sell futures contracts in connection with this strategy, in order to


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


protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

      OPTIONS ON FUTURES CONTRACTS. As described in the Prospectuses, an option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to purchase a position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      OPTIONS ON FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. As described in the Prospectuses, certain Funds may purchase put options on futures contracts in which such Funds are permitted to invest for the purpose of hedging a relevant portion of their portfolios against an anticipated decline in the values of portfolio securities resulting from increases in interest rates, and may purchase call options on such futures contracts as a hedge against an interest rate decline when they are not fully invested. A Fund would write options on these futures contracts primarily for the purpose of terminating existing positions.

      OPTIONS ON STOCK INDEX FUTURES CONTRACTS, OPTIONS ON STOCK INDICES AND OPTIONS ON EQUITY SECURITIES. As described in the Prospectuses, certain Funds may purchase put options on stock index futures contracts, stock indices or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and they may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. A Fund would write options on such futures contracts primarily for the purpose of terminating existing positions. In general, options on stock indices will be employed in lieu of options on stock index futures contracts only where they present an opportunity to hedge at lower cost. With respect to options on equity securities, a Fund may, under certain circumstances, purchase a combination of call options on such securities and U.S. Treasury bills. The Adviser believes that such a combination may more closely parallel movements in the value of the security underlying the call option than would the option itself.

      Further, while a Fund generally would not write options on individual portfolio securities, it may do so under limited circumstances known as "targeted sales" and "targeted buys," which involve the writing of call or put options in an attempt to purchase or sell portfolio securities at specific desired prices. A Fund would receive a fee, or a "premium," for the writing of the option. For example, where the Fund seeks to sell portfolio securities at a "targeted" price, it may write a call option at that price. In the event that the market rises above the exercise price, it would receive its "targeted" price, upon the exercise of the option, as well as the premium income. Also, where it seeks to buy portfolio securities at a "targeted" price, it may write a put option at that price for which it will receive the premium income. In the event that the market declines below the exercise price, a Fund would pay its "targeted" price upon the exercise of the option. In the event that the market does not move in the direction or to the extent anticipated, however, the targeted sale or buy might not be successful and a Fund could sustain a loss on the transaction that may not be offset by the premium received. In addition, a Fund may be required to forego the benefit of an intervening increase or decline in value of the underlying security.

      OPTIONS AND FUTURES STRATEGIES. The Adviser may seek to increase the current return of the Fund by writing covered call or put options. In addition, through the writing and purchase of options and the purchase and sale of U.S. and certain foreign stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, the Adviser may at times seek to hedge against a decline in the value of securities included in the Fund or an increase in the price of securities that it plans to purchase for the Fund. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return. A Fund's investment in foreign stock index futures contracts and foreign interest rate futures contracts, and related options on such futures contracts, are limited to only those contracts and related options that have been approved by the CFTC for investment by U.S. investors. Additionally, with respect to a Fund's investment in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of trade options as set forth in CFTC Rule 32.4, a Fund will not make these investments.

      The ability of a Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices, foreign government securities and foreign currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations. Although a Fund will only engage in options and futures transactions for limited purposes, these activities will involve certain risks which are described below under "Risk Factors Associated with Futures and Options Transactions." A Fund will not engage in options and futures transactions leveraging purposes.

      WRITING COVERED OPTIONS ON SECURITIES. A Fund may write covered call options and covered put options on securities in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain its objective. Call options written by a Fund give the holder the right to buy the underlying securities from a Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

      A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will maintain in a separate account cash or short-term U.S. Government securities with a value equal to or greater than the exercise price of the underlying securities. A Fund may also write combinations of covered puts and calls on the same underlying security.

      A Fund will receive a premium from writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

      A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

      PURCHASING PUT AND CALL OPTIONS ON SECURITIES. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

      A Fund may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

      PURCHASE AND SALE OF OPTIONS AND FUTURES ON STOCK INDICES. A Fund may purchase and sell options on non-U.S. stock indices and stock index futures as a hedge against movements in the equity markets.

      Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

      If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of a Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, a Fund might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in a Fund may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

      PURCHASE AND SALE OF INTEREST RATE FUTURES. A Fund may purchase and sell interest rate futures contracts on foreign government securities including, but not limited to, debt securities of the governments and central banks of France, Germany, Denmark and Japan for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

      A Fund may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by a Fund will fall, thus reducing the net asset value of the Fund. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to a Fund in the form of dealer spreads and brokerage commissions.

      The sale of interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of a Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of a Fund's investments that are being hedged. While a Fund will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

      OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND INTEREST RATE FUTURES CONTRACTS. A Fund may purchase and write call and put options on non-U.S. stock index and interest rate futures contracts. A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, a Fund may purchase put options or write call options on stock index futures, or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Fund intends to purchase.

      PURCHASE AND SALE OF CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, a Fund may buy or sell currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency a Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by a Fund will be covered.

      A currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a special price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

      The Fund will write (sell) only covered put and call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by a Fund in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by a Fund. In the case of put options on currency futures written by the Fund, the Fund will hold the aggregate exercise price in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by a Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures by a Fund falls below 100% of the market value of the put options written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference.

      If other methods of providing appropriate cover are developed, a Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements. In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

      LIMITATIONS ON PURCHASE OF OPTIONS. The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed 15% of a Fund's assets. The Adviser intends to limit a Fund's writing of over-the-counter options in accordance with the following procedure. Each Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which a Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Fund will treat all or a part of the formula price as illiquid for purposes of the 15% test imposed by the SEC staff.

GUARANTEED INVESTMENT CONTRACTS

      Guaranteed Investment Contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

      A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

      A Money Market Fund will acquire GlCs so that they, together with other instruments in such Fund's portfolio which are not readily marketable, will not exceed applicable limitations on such Fund's investments in illiquid securities. A Money Market Fund will restrict its investments in GlCs to those having a term of 397 days or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining under the next readjustment of the guaranteed interest rate.

ILLIQUID SECURITIES

      Certain of the Funds may invest up to 15% of their net assets, 10% with respect to Nations Prime Fund, in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.

INTEREST RATE TRANSACTIONS

      Among the strategic transactions into which a Fund may enter are interest rate swaps and the purchase or sale of related caps and floors. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

      A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps and floors are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

      With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Fund's net obligation, if any.

LOWER RATED DEBT SECURITIES

      The yields on lower rated debt and comparable unrated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in a Fund's portfolio, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

      The market prices of lower rated securities may fluctuate more than higher rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

      Since the risk of default is higher for lower rated securities, the Adviser will try to minimize the risks inherent in investing in lower rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

      Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as may buyers. Each Fund's policies regarding lower rated debt securities is not fundamental and may be changed at any time without shareholder approval.

      While the market values of lower rated debt and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated debt and comparable unrated securities may diminish a Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

      Fixed-income securities, including lower rated debt securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, a Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to a Fund.

      The market for certain lower rated debt and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

OTHER INVESTMENT COMPANIES

      In seeking to attain their investment objectives, the Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including Advisory fees. These expenses would be in addition to the Advisory and other expenses that a Fund bears in connection with its own operations. The Adviser has agreed to remit to the respective investing Fund fees payable to it under its respective Investment

Advisory Agreement with an affiliated money market Fund to the extent such fees are based upon the investing Fund's assets invested in shares of the affiliated money market fund.

REAL ESTATE INVESTMENT TRUSTS

      A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

      REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code or 1986, as amended.

REPURCHASE AGREEMENTS

      The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian, or a sub-custodian, in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Trust under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

      At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by a Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

RISK FACTORS ASSOCIATED WITH FUTURES AND OPTIONS TRANSACTIONS

      The effective use of options and futures strategies depends on, among other things, a Fund's ability to terminate options and futures positions at times when its the Adviser deems it desirable to do so. Although a Fund will not enter into an option or futures position unless the Adviser believes that a liquid secondary market exists for such option or future, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. A Fund generally expects that its options and futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter market. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

      Options and futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these types of transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

      The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of a Fund diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

      In addition to certain risk factors described above, the following sets forth certain information regarding the potential risks associated with the Funds' futures and options transactions.

      RISK OF IMPERFECT CORRELATION. A Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's securities. If the values of the securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the fund securities. In such instances, a Fund's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. A Fund would, however, effect transactions in such futures or options only for hedging purposes.

      The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that a Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.

      A Fund will purchase or sell futures contracts or options only if, in the Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

      POTENTIAL LACK OF A LIQUID SECONDARY MARKET. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on a Fund's ability effectively to hedge its securities, or the relevant portion thereof.

      The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      RISK OF PREDICTING INTEREST RATE MOVEMENTS. Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

      TRADING AND POSITION LIMITS. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.

      REGULATIONS ON THE USE OF FUTURES AND OPTIONS CONTRACTS. Regulations of the CFTC require that the Funds enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, a Fund may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets.

      When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

      The Funds' ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. The Funds may also further limit their ability to engage in such transactions in response to the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the Board of Directors.

SECURITIES LENDING

      To increase return on portfolio securities, certain of the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds 33% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement a Fund is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Fund of securities identical to the transferred securities upon termination of the loan.

SHORT SALES

      As described in the Prospectuses, certain Funds may from time to time enter into short sales transactions. A Fund will not make short sales of securities nor maintain a short position unless at all times when a short position is open, such Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by a Fund for the purpose of deferring recognition of gain or loss for federal income tax purposes.

SPECIAL SITUATIONS

      As described in the Prospectuses, certain Funds may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

STRIPPED SECURITIES

      Certain of the Funds may purchase stripped securities issued or guaranteed by the U.S. Government, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

      In addition, the Fund may purchase stripped mortgage-backed securities ("SMBS") issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be full recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Company's Board of Directors if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

      Although stripped securities may not pay interest to holders prior to maturity, Federal income tax regulations require a Fund to recognize as interest income a portion of the bond's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

U.S. AND FOREIGN BANK OBLIGATIONS

      These obligations include negotiable certificates of deposit, banker's acceptances and fixed time deposits. Each Fund limits its investments in domestic bank obligations to banks having total assets in excess of $1 billion and subject to regulation by the U.S. Government. Each Fund may also invest in certificates of deposit issued by members of the Federal Deposit Insurance Corporation ("FDIC") having total assets of less than $1 billion, provided that the Fund will at no time own more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully covered by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by a Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on a Fund's right to transfer a beneficial interest in the deposit to a third party.

      Each Fund limits its investments in foreign bank obligations (i.e., obligations of foreign branches and subsidiaries of domestic banks, and domestic and foreign branches and agencies of foreign banks) to obligations of banks which at the time of investment are branches or subsidiaries of domestic banks which meet the criteria in the preceding paragraphs or are branches or agencies of foreign banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, pursuant to the established by the Board of Directors of the Company, are of an investment quality comparable to obligations of domestic banks which may be purchased by a Fund. These obligations may be general obligations of the parent bank in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. Each Fund also limits its investments in foreign bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, The Netherlands, Italy and Switzerland), Scandinavia (Denmark and Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Each Fund will limit its investment in securities of foreign banks to not more than 20% of total assets at the time of investment.

      Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the total assets of the Fund.

U.S. GOVERNMENT OBLIGATIONS

      Each Fund may invest in U.S. Government obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. If such participations are illiquid they will not be purchased.

      U.S. Government obligations include principal and interest components of securities issued or guaranteed by the U.S. Treasury if the components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities may also be acquired in the form of custodial receipts. These receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

      Options, futures and forward foreign currency contracts that obligate a Fund to provide cash, securities or currencies to complete such transactions will entail that Fund to either segregate assets in an account with, or on the books of, the Company's custodian, or otherwise "covering" the transaction as described below. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or liquid assets sufficient to meet the obligation by purchasing and delivering the securities if the call is exercised. A call option written on an index will require that Fund to have portfolio securities that correlate with the index. A put option written by a Fund also will require that Fund to have available assets sufficient to purchase the securities the Fund would be obligated to buy if the put is exercised.

      A forward foreign currency contract that obligates a Fund to provide currencies will require the Fund to hold currencies or liquid securities denominated in a foreign currency which will equal the Fund's obligations. Such a contract requiring the purchase of currencies also requires segregation.

      Unless a segregated account consists of the securities, cash or currencies that are the subject of the obligation, a Fund will hold cash, U.S. Government securities and other high grade liquid debt obligations in a segregated account. These assets cannot be transferred while the obligation is outstanding unless replaced with other suitable assets. In the case of an index-based transaction, a Fund could own securities substantially replicating the movement of the particular index.

      In the case of a futures contract, a Fund must deposit initial margin and variation margin, as often as daily, if the position moves adversely, sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Similarly, options on futures contracts require a Fund to deposit margin to the extent necessary to meet the Fund's commitments.

      In lieu of such assets, such transactions may be covered by other means consistent with applicable regulatory policies. A Fund may enter into off-setting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Of course, the off-setting transaction must terminate at the time of or after the primary transaction.

VARIABLE- AND FLOATING-RATE INSTRUMENTS

      The Funds may purchase variable-rate and floating rate obligations as described in the Prospectuses. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations next interest rate adjustment. Other variable-rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Variable-rate demand notes held by a Money Market Fund may have maturities of more than 397 days, provided (i) the Fund is entitled to payment principal on not more than 30 days' notice, or at specified intervals not exceeding 397 days (upon not more than 30 days' notice), and (ii) the rate of interest on such note is adjusted automatically at periodic intervals which may extend up to 397 days.

      The variable- and-floating rate demand instruments that the Funds may purchase include participations in Municipal Securities purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed 30 days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Funds. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

WARRANTS

      The Funds are permitted to invest in warrants. Warrants are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS

      A Fund may agree to purchase securities on a when-issued basis or enter into a forward commitment to purchase securities. When a Fund engages in these transactions, its custodian will segregate cash, U.S. government securities or other high quality debt obligations equal to the amount of the commitment. Normally, the custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Fund's commitment. Because a Fund will segregate cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

      A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

      When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.


                                 NET ASSET VALUE

PURCHASES AND REDEMPTIONS

      See "How To Buy Shares" and "How To Redeem Shares" in the Prospectuses for a complete description of the manner in which Shares of the various classes of the LifeGoal Portfolios may be purchased and redeemed.

      The LifeGoal Portfolios are available for a variety of retirement plans, including IRAs, that allow investors to shelter some of their income from taxes. Investors should contact the LifeGoal Portfolios or their Selling Agents for details concerning retirement plans.

      The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a LifeGoal Portfolio of the Company not reasonably practicable.

INVESTMENT STRATEGY

      Investing the same dollar amount at regular intervals is an investment strategy known as Dollar Cost Averaging. Using this strategy, investors purchase a greater number of shares when a LifeGoal Portfolio's price is low and fewer shares when the price is high. As a result, the average purchase price for shares will be less than their average cost. Dollar Cost Averaging does not provide assurance of making a profit or any guarantee against loss in continually declining markets. Investors should evaluate whether they are able to make regular investments through periods of declining price levels before deciding to use this investment technique.

EXPENSE RATIOS FOR UNDERLYING NATIONS FUNDS (PRIMARY A SHARES)

The following table provides the annualized expense ratios for Primary A Shares of each of the selected underlying Nations Funds for its fiscal period ended March 31, 1998.


----------------------------------------------------------------------------
                                                             (before fee
                                             (after fee      waivers
                                             waivers and/or  and/or
                                             expense         expense
                                             reimbursements) reimbursements)
----------------------------------------------------------------------------
Nations Disciplined Equity Fund
----------------------------------------------------------------------------
Nations Capital Growth Fund
----------------------------------------------------------------------------
Nations Value Fund
----------------------------------------------------------------------------
Nations Small Company Growth Fund
----------------------------------------------------------------------------
Nations Marsico Focused Equities Fund
----------------------------------------------------------------------------
Nations Marsico Growth & Income Fund
----------------------------------------------------------------------------
Nations Equity Income Fund
----------------------------------------------------------------------------
Nations Managed Index Fund
----------------------------------------------------------------------------
Nations Emerging Growth Fund
----------------------------------------------------------------------------
Nations Managed SmallCap Index Fund
----------------------------------------------------------------------------
Nations International Equity Fund
----------------------------------------------------------------------------
Nations International Value Fund
----------------------------------------------------------------------------
Nations Pacific Growth Fund
----------------------------------------------------------------------------
Nations Emerging Markets Fund
----------------------------------------------------------------------------
Nations Prime Fund
----------------------------------------------------------------------------
Nations Strategic Fixed Income Fund
----------------------------------------------------------------------------
Nations Diversified Income Fund
----------------------------------------------------------------------------
Nations Short-Intermediate Government Fund
----------------------------------------------------------------------------
Nations Short-Term Income Fund
----------------------------------------------------------------------------


NET ASSET VALUE DETERMINATION

      Shares of the common stock of each class of shares of each LifeGoal Portfolio that are offered by the Prospectuses are sold at their respective net asset value next determined after the receipt of the purchase order. Shareholders may at any time redeem all or a portion of their shares at net asset value next determined following receipt of a redemption order, less any contingent deferred sales charge applicable to Investor C Shares.

      The net asset value per share of each of the LifeGoal Portfolios is determined at the times and in the manner described in the Prospectuses.

      Portfolio securities of a LifeGoal Portfolio for which market quotations are not readily available, if any, are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

      Generally, trading in U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities, if any, used in computing the net asset value of the shares of a Portfolio are determined as of such times. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the directors.

EXCHANGES

      By use of the exchange privilege, the holder of Investor Shares and/or Primary Shares authorizes the transfer agent or the shareholder's financial institution to rely on telephonic instructions from any person representing himself to be the investor and reasonably believed to be genuine. The transfer agent's or a financial institution's records of such instructions are binding. Exchanges are taxable transactions for federal income tax purposes; therefore, a shareholder will realize a capital gain or loss depending on whether the Investor Shares and/or Primary Shares being exchanged have a value which is more or less than their adjusted cost basis.

      The Company may limit the number of times the exchange privilege may be exercised by a shareholder within a specified period of time. Also, the exchange privilege may be terminated or revised at any time by the Company upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice under certain unusual circumstances.

      The Prospectuses for the Investor Shares and Primary Shares of each LifeGoal Portfolio describe the exchange privileges available to holders of such Investor Shares and Primary Shares, respectively.



                              DESCRIPTION OF SHARES

DIVIDENDS AND DISTRIBUTIONS

      Each LifeGoal Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      A LifeGoal Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. Each LifeGoal Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his/her Shares or whether such gain was recognized by the LifeGoal Portfolio prior to the date on which the shareholder acquired his/her shares. Conversely, if a LifeGoal Portfolio elects to retain its net capital gain, the LifeGoal Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If a Portfolio elects to retain its net capital gain, it is expected that the LifeGoal Portfolio also will elect to have shareholders treated as if each received a distribution of his or her pro rata share of such gain, with the result that each shareholder will be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, will receive a refundable tax credit for his or her share of tax paid by the LifeGoal Portfolio on the gain and will increase the basis for his or her Shares by an amount equal to the deemed distribution less the tax credit.

      Dividends and distributions from net investment income, for each LifeGoal Portfolio are declared and paid quarterly, and capital gains distributions are declared and paid annually. The Investor A, Investor B, Investor C and Primary B Shares of the LifeGoal Portfolios accrue additional expense, not borne by the Primary A Shares, as a result of the applicable Rule 12b-1 Plan, Shareholder Servicing Plan and/or Shareholder Administration Plan. Consequently, a separate calculation is made to arrive at the net asset value per share and dividends of each class of shares of the LifeGoal Portfolios.

      Net investment income for the LifeGoal Portfolios for dividend purposes consists of (i) interest accrued and original issue discount earned on a LifeGoal Portfolio's assets, (ii) less accrued expenses directly attributable to the LifeGoal Portfolio and the general expenses of the Company prorated to a LifeGoal Portfolio on the basis of its relative net assets, plus dividend or distribution income on a LifeGoal Portfolio's assets.

ADDITIONAL INFORMATION CONCERNING TAXES

      The following is only a summary of certain additional tax considerations generally affecting the LifeGoal Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

      Each LifeGoal Portfolio expects to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each LifeGoal Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a LifeGoal Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

      In addition to satisfying the Distribution Requirement, a regulated investment company must (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (ii) derive less than 30% of its gross income from gains from the sale or other disposition of stock, securities or options thereon held for less than three months.

      In addition to satisfying the requirements described above, each LifeGoal Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, (i) at least 50% of the market value of each LifeGoal Portfolio's assets is represented by cash, U.S. Government obligations, the securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government of other issuers, or obligations or the securities of other regulated investment companies), or of two or more issuers which the regulated investment company controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

      If for any taxable year a LifeGoal Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the LifeGoal Portfolio's current and accumulated earnings and profits.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

      A nondeductible 4% excise tax will be imposed on each LifeGoal Portfolio (other than to the extent of the LifeGoal Portfolio's tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each LifeGoal Portfolio intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

SALE OR REDEMPTION OF SHARES

      A shareholder will recognize gain or loss on the sale or redemption of shares of a LifeGoal Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares sold or redeemed. All or a portion of any loss so recognized may be disallowed if the shareholder purchases substantially identical shares within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a LifeGoal Portfolio will in most cases be considered capital in nature and will be long-term capital gain or loss if the shares were held for longer than one year.

      If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any LifeGoal Portfolio share and such share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, any loss realized by a shareholder upon the sale or redemption of LifeGoal Portfolio shares held less than six months is disallowed to the extent of any exempt-interest dividends received thereon by the shareholder. These rules shall not apply, however, to losses incurred under a periodic redemption plan.

      If a shareholder exchanges or otherwise disposes of LifeGoal Portfolio shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the LifeGoal Portfolio or of a different regulated investment company ("new shares"), the sales charge previously incurred acquiring the LifeGoal Portfolio's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the purchase of the new shares) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of the new shares.

      The Company may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Company's responsibilities under the 1940 Act. Such payments in-kind shall also result in recognized gain or loss, and most likely be capital in nature, to a redeeming shareholder on the difference between the fair market value of the securities received and the shareholder's adjusted tax basis in the LifeGoal Portfolio shares sold or redeemed.

TAX RATES

      As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (however, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000).

FOREIGN SHAREHOLDERS

      Under the Code, a nonresident alien individual, foreign estate (i.e., the income of which is not subject to federal income taxation regardless of its source), foreign trust (i.e, a U.S. court is not able to exercise primary supervision over administration of that trust or a U.S. fiduciary does not have authority to control substantial decisions of that trust), foreign corporation (each a "foreign shareholder"), or foreign shareholder who or that is a partner of an entity taxable as a partnership for federal income tax purposes ("a foreign partner") will be subject to U.S. withholding tax (at a 30% or lower income treaty rate, if applicable) on distributions of net investment income by a LifeGoal Portfolio to such foreign shareholder (or, in the case of a foreign partner, such foreign partner's share of partnership income attributable to such distributions). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to such foreign shareholder's U.S. "permanent establishment"), in which case the reporting and withholding requirements applicable to U.S. residents or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

TAXATION OF NATIONS FUNDS

      Each Nations Fund similarly intends to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, each Nations Fund must also meet the requirements set forth above for regulated investment companies see "Additional Information Concerning Taxes -- Qualification as a Regulated Investment Company"). In any year that a Nations Fund qualifies as a regulated investment company and timely distributes all of its taxable and tax-exempt income, the Nations Fund generally will not pay any federal income tax or excise tax. Failure of a Nations Fund to qualify could cause a LifeGoal Fund investing therein to fail to qualify as a regulated investment company.


EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

      The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation for ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions of net investment income may be taxable to shareholders as dividend income under state or local law even though a substantial portion of such distributions may be derived from interest on U.S. Government Obligations, which, if realized directly, would be exempt from such taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the LifeGoal Portfolios.

DIRECTORS AND OFFICERS OF THE LIFEGOAL PORTFOLIOS

      The directors and executive officers of the Company and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those Directors who are "interested persons" of the Company (as defined in the 1940 Act) are indicated by an asterisk (*).

                                                PRINCIPAL OCCUPATIONS
                                                DURING PAST 5 YEARS
                              POSITION WITH     AND CURRENT
NAME ADDRESS AND AGE          THE COMPANIES     DIRECTORSHIPS
--------------------------    ---------------   --------------------------------
Edmund L. Benson, III, 61     Director/Trustee  Director, President and
Saunders & Benson, Inc.                         Treasurer, Saunders & Benson,
728 East Main Street                            Inc. (Insurance); Trustee,
Suite 400                                       Nations Institutional Reserves
Richmond, VA 23219                              and Nations Fund Trust,
                                                Director, Nations Fund, Inc.,
                                                Nations LifeGoal Funds, Inc.,
                                                and Nations Fund Portfolios, Inc.

James Ermer, 55              Director/Trustee   Senior Vice President- Finance,
13705 Hickory Nut Point                         CSX Corporation (transportation
Midlothian, VA 23112                            and natural resources);
                                                Director, National Mine Service;
                                                Director, Lawyers Title
                                                Corporation; Trustee, Nations
                                                Institutional Reserves and
                                                Nations Fund Trust; Director,
                                                Nations Fund, Inc., Nations
                                                LifeGoal Funds, Inc., and
                                                Nations Fund Portfolios, Inc.

William H. Grigg, 65         Director /Trustee  Chairman Emeritus, Duke Power
Duke Power Co.                                  Co., since July, 1997; April
422 South Church Street                         1994 to July 1997, Chairman and
PB04G                                           Chief Executive Officer;
Charlotte, NC  28242-0001                       November 1991 to April 1994,
                                                Vice Chairman, from April 1988
                                                to November 1991, Executive Vice
                                                President -- Customer Group,
                                                Director, Coltec Industries,
                                                Hatteras Income Securities,
                                                Inc., Nations Government Income
                                                Term Trust 2003, Inc., Nations
                                                Government Income Term Trust
                                                2004, Inc., Nations Balanced
                                                Target Maturity Fund, Inc.,
                                                Nations Fund, Inc., Nations
                                                LifeGoal Funds, Inc. and Nations
                                                Fund Portfolios, Inc.; Trustee,
                                                Nations Institutional Reserves
                                                and Nations Fund Trust.


Thomas F. Keller, 66         Director/Trustee   R.J. Reynolds Industries
Fuqua School of Business                        Professor of Business
P.O. Box 90120                                  Administration and former Dean,
Duke University                                 Fuqua School of Business, Duke
Durham, NC 27708                                University; Director, LADD
                                                Furniture, Inc.; Director,
                                                Wendy's International Inc.,
                                                American Business Products,
                                                Dimon Inc., Biogen, Inc.,
                                                Hatteras Income Securities,
                                                Inc., Nations Government Income
                                                Term Trust 2003, Inc., Nations
                                                Government Income Term Trust
                                                2004, Inc., Nations Balanced
                                                Target Maturity Fund, Inc.,
                                                Nations Fund, Inc., Nations
                                                LifeGoal Funds, Inc., and
                                                Nations Fund Portfolios,
                                                Inc.;Trustee, Nations
                                                Institutional Reserves, Nations
                                                Fund Trust, the Mentor Funds,
                                                Mentor Institutional Trust, Cash
                                                Resource Trust.

Carl E. Mundy, Jr., 63       Director/Trustee   Commandant, United States Marine
9308 Ludgate Drive                              Corps, from July 1991 to July
Alexandria, VA  22309                           1995; Commanding General, Marine
                                                Forces Atlantic, from June 1990
                                                to June 1991; Director, Nations
                                                Fund, Inc., Nations LifeGoal
                                                Funds, Inc., and Nations Fund


                                       37

                                                Portfolios, Inc.; Trustee,
                                                Nations Institutional Reserves
                                                and Nations Fund Trust.


James B. Sommers*, 59        Director/Trustee   President, NationsBank Trust,
                                                from January 1992 to September
                                                1996; Executive Vice President,
                                                NationsBank Corporation, from
                                                January 1992 to May 1997;
                                                Principal, Bainbridge &
                                                Associates; Partner, Villa LLC;
                                                Chairman, Central Piedmont
                                                Community College Foundation;
                                                Trustee, Central Piedmont
                                                Community College; Board of
                                                Commissioners,
                                                Charlotte/Mecklenberg Hospital
                                                Authority; Director, Nations
                                                Fund, Inc., Nations Fund
                                                Portfolios, Inc. and Nations
                                                LifeGoal Funds, Inc.; Trustee,
                                                Nations Institutional Reserves
                                                and Nations Fund Trust.

A. Max Walker*, 76           President,         Financial consultant; Formerly,
4580 Windsor Gate Court      Director/Trustee   President, A. Max Walker, Inc.;
Atlanta, GA 30342            and                Director and Chairman of the
                             Chairman of the    Board, Hatteras Income
                             Board              Securities, Inc., Nations
                                                Government Income Term Trust
                                                2003, Inc., Nations Government
                                                Income Term Trust 2004, Inc.,
                                                Nations Balanced Target Maturity
                                                Fund, Inc., Nations Fund, Inc.,
                                                Nations LifeGoal Funds, Inc.,
                                                and Nations Fund Portfolios.
                                                Inc.;  President and Chairman of
                                                the Board of Trustees, Nations
                                                Institutional Reserves and
                                                Nations Fund Trust.

Charles B. Walker, 59        Director/Trustee   Since 1989, Director, Executive
Ethyl Corporation                               Vice President, Chief Financial
330 South Fourth Street                         Officer and Treasurer, Ethyl
Richmond, VA 23219                              Corporation (chemicals,
                                                plastics, and aluminum
                                                manufacturing); since 1994, Vice
                                                Chairman, Ethyl Corporation and
                                                Vice Chairman, Chief Financial
                                                Officer and Treasurer, Albemarle
                                                Corporation, Director, Nations
                                                Fund, Inc., Nations LifeGoal
                                                Funds, Inc, and Nations Fund
                                                Portfolios, Inc.; Trustee,
                                                Nations Institutional Reserves
                                                and Nations Fund Trust.

Thomas S. Word, Jr.*, 60                        Partner, McGuire Woods Battle &
McGuire, Woods, Battle                          Fund, Inc., Nations LifeGoal
  & Boothe                                      Boothe (law); Director, Vaughan
One James Center                                Funds, Inc., and Nations Fund
Richmond, VA 23219                              Bassett Furniture Company,
                                                Portfolios, Inc.; Trustee,
                                                Director VB Williams Furniture
                                                Nations Institutional Reserves
                                                Company, Inc.; Director,
                                                NationsDirector/Trustee and
                                                Nations Fund Trust.

Richard H. Blank, Jr., 41    Secretary          Since 1994, Vice President of
Stephens Inc.                                   Mutual Fund Services, Stephens
                                                Inc. 1990 to 1994, Manager
                                                Mutual Fund Services, Stephens
                                                Inc. 1983 to 1990, Associate in
                                                Corporate Finance Department,
                                                Stephens Inc.; Secretary,
                                                Nations Institutional Reserves,
                                                Nations Fund Trust, Nations
                                                Fund, Inc., Nations LifeGoal
                                                Funds, Inc., and Nations Fund
                                                Portfolios, Inc.

Michael W. Nolte, 37         Assistant          Associate, Financial Services
Stephens Inc.                Secretary          Group of Stephens Inc.

Louise P. Newcomb, 45        Assistant          Corporate Syndicate Associate,
Stephens Inc.                Secretary          Stephens Inc.

James E. Banks, 42           Assistant          Since 1993, Attorney, Stephens
Stephens Inc.                Secretary          Inc.; Associate Corporate
                                                Counsel, Federated Investors;
                                                from 1991 to 1993, Staff
                                                Attorney, Securities and
                                                Exchange Commission from 1988 to
                                                1991

Richard H. Rose, 43          Treasurer          Since 1994, Vice President,
First Data Investor Services                    Division Manager, First Data
Group, Inc.                                     Investor Services Group, Inc.
One Exchange Place                              since 1988, Senior Vice
Boston, MA 02109                                President, The Boston Company
                                                Advisors. Inc.; Treasurer,
                                                Nations Institutional Reserves,
                                                Nations Fund Trust, Nations
                                                Fund, Inc., Nations LifeGoal
                                                Funds, Inc., and Nations Fund
                                                Portfolios, Inc.



Steven Levy, 33              Assistant          Since 1997, Vice President of
                             Treasurer          Fund Accounting, First Data
                                                Investor Services Group, Inc.;
                                                Prior to 1997, Investment



                                       38

                                                Operations Manager, Franklin
                                                Templeton Group and Assistant
                                                Vice President of Fund
                                                Accounting, Scudder Stevens and
                                                Clark, Inc.

      Mr. Rose serves as Treasurer to certain other investment companies for which First Data Investor Services Group, Inc. or its affiliates serve as sponsor, distributor, administrator and/or investment adviser. Mr. Blank serves as Secretary, Treasurer, and Chief Operating Officer to other investment companies for which Stephens Inc. serves as administrator.

      Each Director of the Company is also a Director of Nations Fund, Inc. and Nations Fund Portfolios, Inc. and a Trustee of Nations Fund Trust and Nations Institutional Reserves, each a registered investment company that is part of the Nations Funds Family. Richard H. Blank, Jr., Richard H. Rose, Joseph C. Viselli, Steven Levy, Michael W. Nolte, Louise P. Newcomb and James
E. Banks, Jr. are also officers of Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves.

      As of the date of this SAI, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of each of the LifeGoal Portfolios.

      The Company has adopted a Code of Ethics which, among other things, prohibits each access person of the Company from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a LifeGoal Portfolio, or (ii) was being purchased or sold by a LifeGoal Portfolio. For purposes of the Code of Ethics, an access person means (i) a Director or officer of the Company, (ii) any employee of the Company (or any company in a control relationship with the Company) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Company, and (iii) any natural person in a control relationship with the Company who obtains information concerning recommendations made to the Company regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Company any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Company's access persons, other than its "disinterested" Directors, submit reports to the Company's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

      The Directors and officers of the LifeGoal Portfolios will receive compensation from the LifeGoal Portfolios as follows: an annual retainer of $1,000 ($3,000 for the Chairman of the Board), plus $500 per portfolio, and meeting fees of $1,000 for in-person meetings and $500 for telephone meetings. The Compensation Table below sets forth their aggregate compensation in such capacity.

DIRECTORS, TRUSTEES AND OFFICERS OF UNDERLYING NATIONS FUNDS

      The directors, trustees and officers of the underlying Nations Funds in which the LifeGoal Portfolios invest are identical to the persons above-named under the heading "Directors And Officers of the LifeGoal Portfolios".

                               COMPENSATION TABLE



                                                 TOTAL COMPENSATION
                                   AGGREGATE       FROM REGISTRANT
                                 COMPENSATION     AND FUND COMPLEX
       NAME OF PERSON/         FROM REGISTRANT   PAID TO DIRECTORS
         POSITION (1)                 (2)              (3)(4)
         ------------                 ---              ------

Edmund L. Benson, III           $7,000.00             $86,201.07
Director

James Ermer                     $7,000.00             $59,000.00
Director

William H. Grigg                $7,000.00            $117,533.68
Director

Thomas F. Keller                $7,000.00            $116,115.17
Director

A. Max Walker                   $9,000.00             $89,000.00
Chairman of the Board

Charles B. Walker               $7,000.00             $59,000.00
Director

Thomas S. Word                  $7,000.00            $109,255.23
Director

Carl E. Mundy, Jr.,             $6,000.00             $54,000.00
Director

James B. Sommers                $4,875.00             $43,875.00
Director
                               ----------             ----------
Totals:                        $61,875.00            $733,980.15

  (1) All Directors receive reimbursements for expenses related to their attendance at meetings of the Board of Directors. Officers of the Company receive no direct remuneration in such capacity from the Company.

  (2) For current fiscal year and includes estimated future payments. Each Director receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each LifeGoal Portfolio, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Directors (or committee thereof) and $500 for attendance at each other meeting of the Board of Directors (or Committee thereof).

  (3) Messrs. Grigg, Keller and A.M. Walker receive compensation from nine investment companies, that are deemed to be part of the Nations Fund "fund complex," as that term is defined under Item 22(a)(1)(v) of Schedule 14A of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from five investment companies deemed to be part of the Nations Funds complex.

  (4) Total compensation amounts include deferred compensation (including interest) from other investment companies in the Nations Funds complex, payable to or accrued for the following Directors: Edmund L. Benson, III ($53,201.00); William H. Grigg ($94,534.00); Thomas F. Keller ($93,115.00);
  and Thomas S. Word ($102,255.00). The LifeGoal Directors are not eligible for deferred compensation from the Company.

                                SECURITY HOLDERS

      The name, address and percentage of ownership of each person who is known by the Registrant to have owned of record or beneficially five percent or more of any of the LifeGoal Portfolios as of July 1, 1998 is:



                            LIFEGOAL GROWTH PORTFOLIO

Sidney C Adger TTEE for        Investor A          Tucker S. Zengerle and               Investor C
Hawaiian Marine Imports Inc     8.7706%            Lynda S. Zengerle JTWROS               5.8899%
Employee Profit Sharing Plan                       5108 Moorland Lane
1234 N Post Oak Rd Ste 130                         Bethesda, MD  20814-6118
Houston, TX 77055

Steinberg Marital Trust        Investor A          Dean Witter Reynolds Cust            Investor C
5177 Richmond #530              5.2824%            for Leonard M. King                    5.267%
Houston, TX 77056                                  IRA Rollover Dated
                                                   12/11/97
                                                   1412 Cap'n Sams Road
                                                   John's Island, SC  29455

Fannie Steinberg Family Trust  Investor C          NationsBank of Texas TTEE            Primary A
5177 Richmond #530              25.9842%           NB 401K Plan                         81.8327%
Houston, TX  77056                                 U/A DTD 01/01/1983
                                                   PO Box 2518
                                                   Houston, TX  77252-2518


Steinberg Marital Trust        Investor C          NationsBank of Texas NA              Primary A
5177 Richmond #530              9.1001%            Attn:  Adrian Castillo                8.6487%
Houston, TX  77056                                 1401 Elm Street 11th Floor
                                                   Dallas, TX  75202-2911

Council R. Renfrow TTEE FBO    Investor C          BNY Cust IRA FBO
Coastal Finance Company         8.5496%            Frank W. Timpa
40l(k) Plan                                        PO Box 612                          Primary B
PO Box 1216                                        Fort Myers, FL  33902-0000          99.7922%
807 Arendell Street
Morehead City, NC  28557

Jasson G. Zengerle and         Investor C          Nationalbank of South Carolina      Investor B
Lynda S. Zengerle JTWROS        6.4069%            TTEE                                6.5701%
5108 Moorland Lane                                 Elsie A. Holton Charitable
Bethesda, MD  20814-6118                           Remainder Trust DTD
                                                   9-10-97
                                                   PO Box 1299
                                                   Charleston, SC  29402-1299


                       LIFEGOAL BALANCED GROWTH PORTFOLIO

H Kenneth Armstrong and        Investor A          NationsBank of Texas TTEE           Primary A
Larry A Ceppos TTEED FBO       6.382%              NB 401K Plan                        15.2187%
Armstrong Donohue & Ceppos                         U/A DTD 01/01/1983
401 (K) & Profit Sharing Plan                      PO Box 2518
204 Monroe St Suite 101                            Houston, TX 77252-2518
Rockville, MD 20850


                                       42

Teeter Realty Co. Inc.         Investor C          BNY Cust Rollover IRA FBO      Primary B
207 S Broad Street              38.5156%           Michael Cardelino              84.2472%
Mooresville, NC  28115                             1712 Flatwood Drive
                                                   Flower Mound, TX  75028

Richard M. Wood and            Investor C          BNY Cust SEP IRA FBO           Primary B
Freda Wood JTTEN                27.3018%           Ronald E. Ross                 15.1662%
4349 Oakwood Cl                                    4004 New Town Road
Little River, SC  29566                            Waxhaw, NC  28173-9759

Donald R. Atkins and           Investor C          Dorothy A. Rosenberg and       Investor B
David R. Morgan TTEES           10.5366%           Dorothy R. Oberreuter            5.8986%
Lyndon Steel 40lK Profit                           JTTEN
Sharing Pl                                         2707 Wrexham Court
1947 Union Cross Road                              Herndon, VA  20171-2405
Winston Salem, NC  27107

E. Larry Fonts TTEE FBO        Investor C          Dean Witter Reynolds Cust      Investor B
Central Dallas Association      9.4569%            for Robert W. Crawford         5.8202
Profit Sharing Plan                                IRA STD/Rollover DTD
1201 Elm Street Suite 5310                         01/05/98
Dallas, TX  75270                                  13204 Trails End Court
                                                   Manassas, VA  20112-5504

James Hightower Art Hightower  Investor C          Dean Witter Reynolds Cust      Investor B
and William Hightower           5.8483%            for                              5.6647%
TTEES FBO                                          Rufus A. Cambell
Hightower Construction Co Inc.                     IRA STD/Rollover DTD
40lK Profit Sharing Plan                           01/12/98
PO Box 1369                                        219 Catoctin Circle, NE
Goose Creek, SC  29445                             Leesburg, VA  20176-2410


Barnett Bank NA TTEE-Barnett   Primary A           Jack Overcash                  Investor B
Employees Savings & Thrift      82.2962%           Highway 21 North Box 539         5.4351%
Plan                                               Mooresville, NC  28115
U/A DTD 12/31/1984-LFG BLD
GR FD
Attn: Mut FD Dept M/C
F19-100-03-01
PO Box 40200
Jacksonville, FA
32203-0200

                       LIFEGOAL INCOME & GROWTH PORTFOLIO

BNY Cust for                   Investor A          NationsBank Of Texas NA        Primary A
Charles L W Haw                 35.1113%           Attn: Adrian Castillo          34.8608%
Sep IRA Plan                                       1401 Elm St 11th Floor
2031 W 56th St                                     Dallas, TX 75202-2911
Mission Hills, KS 66208

BNY Cust Rollover IRA FBO      Investor A          Barnett Bank NA TTEE -         Primary A
Marietta J Tomlin               7.8553%            Barnett                        12.1639%
2392 Ashebury Ct                                   Best Plan-- Nations
Buford, GA 30519                                   Lifegoal Inc &
                                                   Gro UAD 12/31/84
                                                   Attn: Mut FD Dept M/C
                                                   Fl9-100-03-01 PO Box 40200
                                                   Jacksonville, FL 32203-0200


                                       43

BNY Cust  FBO Marsha L         Investor A          Stephens Inc                   Primary B
Brewer                          6.9925%            Attn: Cindy Cole                 100%
Sep IRA Plan                                       111 Center St
9907 Floyd St                                      Little Rock, AR 72201
Overland Park, KS 66212


Donald A Atkins and            Investor C          Roy L Rivers And Rebecca       Investor B
David R Morgan TTEES             57.01%            Griffin                          6.8231%
Lyndon Steel 401K Profit                           Frambes JTTEN
Sharing Pl                                         322 Rivers Rd
1947 Union Cross RD                                Fayetteville, GA
Winston Salem, NC 27107                            30214-3121


E Larry Fonts TTEE FBO         Investor C          Dean Witter Reynolds Cust      Investor B
Central Dallas Association      18.0338%           for                              6.2488%
Profit Sharing Plan                                Carolyn B Stewart
1201 Elm Street Suite 5310                         IRA Rollover  Dated
Dallas, TX 75270                                   11/24/95
                                                   #3 Harrow Pl
                                                   Greensboro, NC 27455

James Hightower Art            Investor C          Dean Witter Reynolds Cust      Investor B
Hightower and                   16.7592%           for                              5.9285
Willam Hightower TTEES FBO                         Robert Goodman
Hightower Construction Co                          IRA Rollover  Dated
Inc                                                10/31/97
401K Profit Sharing Plan                           103 56th Place SE
PO Box 1369                                        Washington DC 20019-6571
Goose Creek, SC 29445


BNY Cust FBO                   Investor C          Dean Witter Reynolds Cust      Investor B
William T Ledford               5.2451%            For Betty L Thomas               5.8169%
SAR/SEP IRA                                        IRA Standard  Dated
5519 Dallas High Shoals Rd                         02/20/96
Dallas, NC 28034                                   5532 Margaret Wallace Rd
                                                   Matthews, NC 28105/2113

NationsBank Of Texas TTEE      Primary A           Dean Witter Reynolds Cust      Investor B
NB 401K Plan                    49.9572%           for                              5.3624%
U/A DTD 01/01/1983                                 George H Kirby Sr
PO Box 2518                                        IRA STD/Rollover DTD
Houston, TX 77252-2518                             03/06/98
                                                   12309 Caldwell Rd
                                                   Charlotte, Nc 28213

                INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
                  TRANSFER AGENCY, SHAREHOLDER SERVICING AND
                             DISTRIBUTION AGREEMENTS

THE COMPANY AND ITS COMMON STOCK

      The Company is a diversified open-end management investment company organized as a corporation under the laws of the State of Maryland on July 3, 1996. The Company offers shares of common stock which represent interests in one of three separate LifeGoal Portfolios. This SAI relates to the following LifeGoal Portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio. Each LifeGoal Portfolio offers the following separate classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B and Investor C Shares. Shares of each LifeGoal Portfolio of the Company are redeemable at the net asset value (less, in the case of Investor B and Investor C Shares, any applicable contingent deferred sales charge ("CDSC")) thereof at the option of the holders thereof or in certain circumstances at the option of the Company. For information concerning the methods of redemption and the rights of share ownership, consult the Prospectuses under the captions "How To Buy Shares," "How To Redeem Shares" and "Organization And History."

      As used in this SAI and in the Prospectuses, the term "majority of the outstanding shares" of the Company, a particular LifeGoal Portfolio or a particular class of shares of a LifeGoal Portfolio means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, LifeGoal Portfolio or class (as appropriate) present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares entitled to vote, are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, LifeGoal Portfolio or class.

      The Board of Directors may classify or reclassify any unissued shares of the Company into shares of any class, classes or LifeGoal Portfolio in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any LifeGoal Portfolio or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.


INVESTMENT ADVISORY ARRANGEMENTS OF THE LIFEGOAL PORTFOLIOS

      NBAI serves as investment adviser to the LifeGoal Portfolios pursuant to an Investment Advisory Agreement. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

      NBAI also serves as investment adviser to Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust, Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, each a registered investment company that is part of the Nations Funds Family. In addition, NBAI serves as the investment adviser to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund,

Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange.

      The Investment Advisory Agreement was approved by the Company's Board of Directors at the October 11, 1996 Meeting of the Board of Directors and by the initial shareholder. It provides that NBAI may delegate its duties to a sub-adviser. The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI, or any of its officers, directors, employees or agents, NBAI shall not be subject to liability to the Company or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security. NBAI will receive fees for providing advisory services at the annual rate of .25% of the average daily value of each LifeGoal Portfolio's net assets during the preceding month. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI also is compensated for providing advisory services to the underlying Nations Funds in which the LifeGoal Portfolios invest. The Investment Advisory Agreement shall become effective with respect to a LifeGoal Portfolio if and when approved by the Directors of the Company, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a)
(i) the Company's Board of Directors or (ii) the vote of "a majority of the outstanding voting securities" of a LifeGoal Portfolio (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Company's Directors who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Directors of the Company), by votes cast in person at a meeting specifically called for such purpose. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a LifeGoal Portfolio at any time without penalty by the Company (by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of a LifeGoal Portfolio) or by NBAI on 60 days' written notice.

      The dollar amount of investment advisory fees paid by each LifeGoal Portfolio of the Company to NBAI and the dollar amount of advisory fees voluntarily reduced by NBAI for the Company's fiscal period ended March 31, 1998 were as follows:

                                                   Advisory
                                        Net         Fees         Expenses
                                      Advisory   Voluntarily    Reimbursed
                                        Fees       Waived       by Adviser
                                        ----       ------       ----------

LifeGoal Growth Portfolio              $10,146   $     0        $     0
LifeGoal Balanced Growth Portfolio       8,202         0              0
LifeGoal Income and Growth Portfolio     2,167         0              0


      TradeStreet Investment Associates, Inc. ("TradeStreet") with principal offices at One NationsBank Plaza, Charlotte, North Carolina serves as investment sub-adviser to the LifeGoal Portfolios. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

      The Sub-Advisory Agreement was approved by the Company's Board of Directors on October 11, 1996 and by the initial shareholder. It provides that TradeStreet, subject to the supervision of NBAI and the Board of Directors of the Company, will be primarily responsible for managing the assets of each LifeGoal Portfolio. TradeStreet will receive fees for providing such services at the annual rate of .05% of the average daily value of each LifeGoal Portfolio's net assets during the preceding month. TradeStreet is also compensated for providing sub-advisory services to most of the underlying Nations Funds in which the LifeGoal Portfolio invest. The Sub-Advisory Agreement will continue in effect for an initial term of two years from its effective date and continues in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Sub-Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The respective LifeGoal Portfolios, NBAI or TradeStreet may terminate the Sub-Advisory Agreement, on 60 days' written notice without penalty. The Sub-Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

      The dollar amount of investment advisory fees paid by NBAI on behalf of each LifeGoal Portfolio to TradeStreet, as sub-adviser, and the dollar amount of advisory fees voluntarily reduced by TradeStreet for the Company's fiscal year ended March 31, 1997 from commencement of operations were as follows:

                                                   Advisory
                                        Net        Fees         Expenses
                                        Advisory   Voluntarily  Reimbursed
                                        Fees       Waived       by Adviser
                                        ----       ------       ----------

LifeGoal Growth Portfolio             $           $           $
LifeGoal Balanced Growth Portfolio
LifeGoal Income and Growth Portfolio


      Each Adviser has adopted a code of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These codes comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISORY ARRANGEMENTS OF THE UNDERLYING NATIONS FUNDS

      Effective January 1, 1996, NBAI, began serving as investment adviser to the underlying Nations Funds. Prior to January 1, 1996, NationsBank, through its Investment Management Division, served as investment adviser to the underlying Nations Funds. NationsBank is a wholly owned subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NationsBank and NationsBank Corporation are located at One NationsBank Plaza, Charlotte, North Carolina 28255. NationsBank is successor to NationsBank of North Carolina, N.A., which was merged with and into NationsBank of South Carolina, N.A. effective January 3, 1995.

      Since 1874, NationsBank and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, NationsBank and its affiliates manage over $50 billion, including over $27 billion in Nations Fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. NationsBank is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. NationsBank and its affiliated organizations make available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.

      NationsBank restructured its Investment Management Group as of January 1, 1996 by reorganizing the division into two separate, wholly owned advisory subsidiaries, NBAI and TradeStreet. The restructuring resulted in the transfer of the Group's investment management and advisory functions to NBAI and TradeStreet. The investment professionals who formerly performed investment company management functions as employees of NationsBank continue to perform such services as employees of NBAI and TradeStreet. The restructuring did not change the scope and nature of investment advisory services provided to the LifeGoal Portfolios.

      Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations Fund Portfolios, Inc. and the International Equity Fund of Nations Fund, Inc., pursuant to a sub-advisory agreement. Gartmore Global Partners is a joint venture structured as a Delaware general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a U.K. company, which is the holding company for a leading UK-based international fund management group of companies. National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore plc.

      Pursuant to the terms of certain advisory and sub-advisory agreements, NBAI and Gartmore Global Partners, subject at all times to the control of the applicable Boards of Directors and in conformance with the stated policies of the applicable Nations Fund, select and manage the investments of the Nations Funds. NBAI obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Nations Funds. The sub-advisory agreement of these Funds provides that Gartmore Global Partners shall not be liable to the Company or to its shareholders for any act or omission by NBAI or Gartmore Global Partners or for any loss sustained by the Company or by its shareholders except in the case of NBAI's or Gartmore Global Partners' willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of NBAI or Gartmore Global Partners, as the case may be.

      TradeStreet serves as investment sub-adviser to all of the Funds except those for which Gartmore Global Partners serves as investment sub-adviser. The terms and provisions of the sub-advisory agreements are substantially similar, except with respect to fee levels, to the terms and provisions of the Sub-Advisory Agreement with the Company.

      Marsico Capital serves as investment sub-adviser to the Marsico Focused Equities Fund and Marsico Growth & Income Fund, pursuant to an Investment Sub-Advisory Agreement, dated _______.Thomas F. Marsico is Chairman and Chief Executive Officer of Marsico Capital and has voting control of the company. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager. NationsBank has an option to purchase up to 50% of Marsico Capital.

      For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .25% of the first $250 million of the average daily net assets of Nations Prime Fund, plus .20% of the average daily net assets of such Fund in excess of $250 million; .60% of the average daily net assets of each of the Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund; .75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund and Nations Disciplined Equity Fund; .75% of the first $100 million of the Nations Equity Income Fund's average daily net assets, plus .70% of the Nations Equity Income Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million; .90% of the average daily net assets of Nations International Equity Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; .90% of the average daily net assets of Nations Pacific Growth Fund and .70% of the average daily net assets of Nations Global Government Income Fund.

      For the services provided and expenses assumed pursuant to sub-advisory agreements, TradeStreet is entitled to receive from NBAI sub-advisory fees computed daily and paid monthly, at the annual rates of .055% of Nations Prime Fund's average daily net assets; .20% of Nations Equity Income Fund's average daily net assets; .25% of Nations Value Fund's Nations Capital Growth Fund's, Nations Emerging Growth Fund's and Nations Disciplined Equity Fund's average daily net assets; .15% of Nations Short-Intermediate Government Fund's, Nations Short-Term Income Fund's, Nations Diversified Income Fund's, and Nations Strategic Fixed Income Fund's average daily net assets.

      For services provided and expenses assumed pursuant to a sub-advisory agreement, Gartmore Global Partners is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly at the annual rates of .70% of Nations International Equity Fund's average daily net assets; .85% of Nations Emerging Markets Fund's average daily net assets; .70% of Nations Pacific Growth Fund's average daily net assets and .54% of Nations Global Government Income Fund's average daily net assets. From time to time, NationsBank (and/or TradeStreet and/or Gartmore Global Partners) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees or expenses payable by a Fund.

      For the fiscal period from December 1, 1995 to December 31, 1995, after waivers, Nations Fund Trust paid NationsBank under a prior Investment Advisory Agreement advisory fees at the indicated rates of the following Nations Funds' average daily net assets: Nations Value Fund -- 0.75%; Nations Capital Growth Fund -- 0.75%; Nations Emerging Growth Fund -- 0.75%; Nations Disciplined Equity Fund -- 0.75%; Nations Short-Intermediate Government Fund -- 0.37%; Nations Short-Term Income Fund -- 0.27%; Nations Diversified Income Fund -- 0.50%; and Nations Strategic Fixed Income Fund -- 0.50%

      For the fiscal period from June 1, 1995 to December 31, 1995, after waivers, Nations Fund, Inc. paid NationsBank under a prior Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- 0.18%; Nations Equity Income Fund -- 0.67% and Nations International Equity Fund -- 0.22%.

      For the fiscal period from June 30, 1995 to December 31, 1995, after waivers, Nations Portfolios paid NationsBank under a prior to Investment Advisory Agreement advisory fees at the indicted rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- 0.25% and Nations Pacific Growth Fund -- 0.20%.

      For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, Nations Fund Trust paid NBAI under the current Investment Advisory Agreement advisory fees at the indicates rates of the following Funds' average daily net assets: Nations Value Fund -- 0.75%; Nations Capital Growth Fund -- 0.75%; Nations Emerging Growth Fund -- 0.75%; Nations Disciplined Equity Fund -- 0.75%; Nations Short-Intermediate Government Fund -- 0.37%; Nations Short-Term Income Fund -- 0.27%; Nations Diversified Income Fund -- 0.50%; and Nations Strategic Fixed Income Fund -- 0.50%.

      For the fiscal year from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the current Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .75%; Nations Capital Growth Fund --

 .75%; Nations Emerging Growth Fund -- .75%; Nations Disciplined Equity Fund -- .75%; Nations Managed Index Fund -- .06%; Nations Managed SmallCap Index Fund -- .00%; Nations Short-Intermediate Government Fund -- .40%; Nations Short-Term
Income Fund -- .30%; Nations Diversified Income Fund -- .50%; and Nations Strategic Fixed Income Fund -- .50%.

      For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, Nations Fund, Inc. paid NBAI under the current Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- 0.18%; Nations Equity Income Fund -- 0.67% and Nations International Equity Fund -- 0.22%.

      For the fiscal year from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Inc. paid NBAI under the current Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .16%; Nations Equity Income Fund -- .67%; and Nations International Equity Fund -- .90%.

      For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, Nations Portfolios paid NBAI under the current Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- 0.25% and Nations Pacific Growth Fund -- 0.20%.

      For the fiscal year from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the current Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- 1.10%; Nations Pacific Growth Fund --
 .90%; and Nations Global Government Income Fund -- .70%.

      For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, NBAI paid TradeStreet under the current Sub-Advisory Agreement sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- 0.25%; Nations Capital Growth Fund -- 0.25%; Nations Emerging Growth Fund -- 0.25%; Nations Short-Intermediate Government Fund -- 0.15%; Nations Diversified Income Fund -- 0.15%; Nations Strategic Fixed Income Fund -- 0.15%; Nations Prime Fund -- 0.055%; and Nations Equity Income Fund -- .20%.

      For the fiscal year from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the current Sub-Advisory Agreement sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .25%; Nations Capital Growth Fund -- .25%; Nations Emerging Growth Fund -- .25%; Nations Disciplined Equity Fund -- .25%; Nations Managed Index Fund -- .10%; Nations Managed SmallCap Index Fund -- .10%; Nations Short-Intermediate Government Fund -- .15%; Nations Diversified Income Fund --
 .15%; Nations Strategic Fixed Income Fund -- .15%; Nations Prime Fund -- .055%; and Nations Equity Income Fund -- .20%.

      For the fiscal period from June 1, 1995 to March 31, 1996, after waivers, NBAI or its predecessor NationsBank paid Gartmore Global Partners or its predecessor sub-advisory fees at the rate of 0.67% of the average daily net assets of Nations International Equity Fund.

      For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, NBAI paid Gartmore Global Partners or its predecessors sub-advisory fees at the indicated rates of the following Funds average daily net assets:
Nations Emerging Markets Fund -- 0.85% and Nations Pacific Growth Fund -- 0.70%.

      For the fiscal year from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore Global Partners sub-advisory fees at the indicated rates of the following Funds average daily net assets: Nations Emerging Markets Fund --
 .85%; Nations Pacific Growth Fund -- .70%; Nations International Equity Fund -- .70%; and Nations Global Government Income Fund -- .54%.

      Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager of Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.

      Sharon M. Herrmann is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been the Portfolio Manager of Nations Value Fund since 1989. She has been Portfolio manager of Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

      Eric S. Williams is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr. Williams has been the Portfolio Manager of Nations Equity Income Fund since 1991. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1980. His past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

      Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he was associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is currently a member of the Securities Institute.

      Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the head of the Gartmore Emerging Markets Team. He has been Portfolio Manager for the Fund since 1995. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

      Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.

      Philip J. Sanders is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Sanders has worked in the financial investment community since 1981. His past experience includes portfolio management, equity research and financial analysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from the University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

      Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeadeau has been Portfolio Manager of the Funds since June 1997. Previously he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an AB in Economics from Princeton University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.

      Jeffrey C. Moser is a Senior  Product  Manager,  Equity  Management  for
TradeStreet  and Senior  Portfolio  Manager  for  Nations  Disciplined  Equity
Fund. Mr. Moser has been Portfolio Manager for Nations Disciplined Equity Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment
Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

      Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for these Funds since their inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

      Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb has worked in the investment community since 1987. His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.

      Mark S. Ahnrud is a Director of Fixed Income Management for TradeStreet and the Senior Portfolio Manager for Nations Diversified Income Fund. Mr. Ahnrud has been the Portfolio Manager for Nations Diversified Income Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management
Group at NationsBank. Mr. Ahnrud has worked for the Investment Management Group at NationsBank since 1985 where his responsibilities initially included institutional investment management sales and later involved high yield credit analysis. Mr. Ahnrud received a dual B.S. in Finance and Investments from Babson College and an M.B.A. from Duke University, Fuqua School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

      John S. Swaim is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Short-Intermediate
Government Fund. Mr. Swaim has been Portfolio Manager for the Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Swaim has worked in the investment community since 1986. His past experience includes derivative products manager for the NationsBank Texas Corporate Investment Division portfolio. Mr. Swaim received a B.S. from University of North Texas and an M.B.A. from University of Texas at Arlington.

      Brad Pope is a Product Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Short-Term Income Fund. He is a senior member of the Fixed Income Team. As such, his responsibilities include setting duration policy for the Nations Funds fixed income funds. Mr. Pope has been the Portfolio Manager for Nations Short-Term Income Fund since August 1996. Prior to assuming this position, he was a manager in the structured products area. He joined the Investment Management Group at NationsBank, TradeStreet's predecessor organization in 1988. Mr. Pope has over nine years of investment experience, including working on the trading floor of the Chicago Board of Trade. Mr. Pope received a B.B.A. in Finance from the University of Texas at Austin.

      Mark Rimmer is Principal Portfolio Manager of Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo International, London. He graduated from Cambridge University with a degree in Economics.


INVESTMENT STYLES

            Discipline Management Style. When you invest in any fund in the Nations Funds Family, you can be assured your money is managed according to a disciplined investment strategy; one that remains in place regardless of market conditions. We believe this structured approach to managing portfolio securities may provide you with consistent performance over time. The advisers to the underlying Nations Funds use various investment strategies during the process of constructing and managing the underlying Nations Funds' portfolios. These strategies have been categorized into investment styles which consist of (i) Fixed Income Style, (ii) Growth Equity Style, (iii) Value Equity Style, (iv) Equity Income Style, (v) Emerging Markets and Pacific Growth Style and (vi) Global Government Income Style. Investment Styles described below relate to the Diversified Income, Short-Intermediate Government, Short-Term Income, Strategic Fixed Income, Capital Growth, Emerging Growth, Value, International Equity Income, Equity Income, Emerging Markets, Pacific Growth and Global Government Income Funds.

      FIXED INCOME STYLE. The Nations Diversified Income, Government Securities, Short-Intermediate Government, Short-Term Income and Strategic Fixed Income, are managed by their Adviser using the Fixed Income Style. Fixed Income Style investment philosophy is premised on the belief that a well diversified portfolio of fixed income securities that emphasizes a combination of investments strategies will capture relative value in the bond market.

      In order to pursue this goal, the Fixed Income Style includes certain biases. Their adviser reduces the risk by investing in many different issuers. This is done by setting a maximum percentage permitted of any single issuer in any portfolio. Focus on high credit quality is the second bias. Holdings are concentrated in the upper end of the quality spectrum. Securities of less than the highest quality are used only when the team of credit analysts support the conclusion that the quality will remain stable or improve, and that it offers attractive potential in expected return. The third bias is to de-emphasize interest rate forecasts. The performance of a portfolio therefore is not held hostage to the accuracy of a rate forecast.

      This philosophy attempts to achieve consistent results while minimizing risk. Five strategies are also utilized by the Fixed Income Style Group Portfolio Managers to meet this objective.

      Sector Spread Anomalies: When sectors of the bond market are over or under valued, the allocation in the portfolios is adjusted accordingly. Such decisions are made based on a sound analysis of historical bond values as well as a review of current market conditions and its impact on future values.

      Yield Curve Anomalies: Unusual shapes in the yield curve or the degree of steepness in the yield curve provide opportunities to outperform fixed income indices. Such opportunities are reviewed by our specialists for return enhancement under a variety of possible interest rate shifts before they are implemented.

      Coupon/Quality Opportunities: High or low coupon securities may represent investment value based on supply and demand conditions for bonds. There are also times when upgrading or downgrading of the credit quality of a bond can enhance a portfolio's return. Funds hold lower quality bonds only when the expected reward is substantial compared to the potential risks, and credit analysis supports the conclusion that the credit quality is stable or improving.

      Security Analysis: A full staff of credit analysts is dedicated to supporting fixed income credit decisions. This staff gains additional support from a substantial equity research team when analyzing bonds from corporate issuers.

      Duration Management: The duration (price volatility of a bond in relation to interest rate movements) of the portfolios may be altered by 10% shorter or longer than the portfolios normal benchmark. Changes in duration are made infrequently and only when they are supported by economic expectations and an assessment of value.

      A final portfolio consists of securities that have been selected by the Fixed Income Style Group Portfolio Managers, in-house industry specialists and expert Wall Street sources all working together.

      GROWTH EQUITY STYLE. The Capital Growth and Emerging Growth Funds are managed by their adviser using the Growth Equity style. Growth Equity Style investment philosophy seeks companies with superior growth prospects selling at reasonable prices that, over time, should outperform the market.

      Emphasis is placed on a "value adjusted for growth" stock selection process. Essential to this style is their adviser's belief that absolute valuation does not capture the powerful effects of inflation. Therefore, relative price/earnings ranges of stocks going back 5 years are examined rather than static absolute price/earnings ratio.

      Inflation causes the market price/earnings ratio of a stock to expand or contract. Investors are willing to pay a higher price for stock in a company in periods of low inflation. The inverse is also true. The premium paid for growth will increase as inflation declines and decreases as inflation rises.

      The stock selection process begins with a universe of financially strong companies. The selection process selects companies with a market capitalization greater than $500 million (large, established companies) and a strong price momentum (growth in share price over the last 18 months). This results in a universe of approximately 750 companies.

      These 750 companies are the universe from which their adviser's industry specialists make their final decision for inclusion in an investment portfolio. In accordance with the Growth Equity Style, portfolio managers focus on those stocks among the universe with the lowest price/earnings ratio and are in industries with above average earnings growth potential. The final portfolio of stocks is then constructed by our Growth Equity Group Senior Portfolio Managers who work closely with the in-house industry specialists, as well as expert Wall Street sources.

      In summary, the Growth Equity Style seeks to produce a diverse portfolio of large capitalization growth stocks, that over time, should outperform the market.

      VALUE EQUITY STYLE. The Value Fund is managed by its adviser using the Value Equity Style. The Value Equity Style investment philosophy is premised on the belief that a well diversified portfolio of undervalued companies exhibiting low price/earnings ratios will over time outperform the market while incurring lower than market risk.

      This style utilizes a "bottom-up" approach to stock selection, focusing on well proven factors of fundamental valuation. A low price/earnings ratio and above market dividend yield are two of the biases which reduce market risk. A catalyst for earnings improvement is also one of this Style's requirements as it assists with the "timing" of the purchase of a particular company.

      Stock selection process begins with a team of 10 in-house research specialists aided by a computerized screening model. Starting with approximately a 2,000 company universe, stocks must first pass a rigorous screening process that selects only those companies that possess strong financial quality and a market capitalization greater than $500 million. This results in a universe of approximately 900 companies, representing all of the 54 major U.S. industries and approximately 10 economic sectors.

      A more sophisticated screening process is then applied to the 900 company universe. The companies are then ranked based on the following factor weightings:

      The top one-third, or approximately 300 companies, result in the final universe from which the industry specialists make initial selections for a Fund. To insure adherence to the discipline, price objectives (buy and sell prices) are set for each company purchased, based on sound fundamental analysis. A final diversified portfolio of approximately 65 issues is constructed by the Value Equity Style Group Senior Portfolio Managers working closely with in-house industry specialists, as well as expert Wall Street sources.

      In summary, the low price/earnings ratio, value discipline seeks to produce a well diversified portfolio of high quality companies, that over time, should outperform the market, thereby adding value while incurring below-market risk.

      DISCIPLINED EQUITY STYLE. The Nations Disciplined Equity Fund is managed by its adviser using Disciplined Equity Style. Disciplined Equity Style investment philosophy seeks to identify companies which offer future near-term earnings momentum.

      Its adviser pursues this investment philosophy through the use of a proprietary computerized tracking system (the "Alpha Model") which monitors the earnings per share estimates of approximately 3,000 Wall Street analysts, and through conventional security analysis. In utilizing the computerized tracking system, its adviser identifies companies with respect to which there has been a change in the consensus analyst estimate of earnings per share. Its adviser believes that such a change often signifies the beginning of a trend for the company, rather than an isolated occurrence, and that such trend ultimately will be reflected in the share price of the company. Its adviser then buys or sells stocks for the Fund based on the results of this analysis.

      In selecting stocks pursuant to Disciplined Equity Style, its adviser also uses conventional security analysis techniques. Starting with a universe of approximately 2,000 companies with large market capitalizations, its adviser eliminates stocks that have relatively low trading activity, as well as stocks of companies of poor credit quality and those which, in the opinion of its adviser, are overpriced. From the available pool of stocks that meet all of the criteria, approximately 40 to 50 are selected for inclusion in the Fund's portfolio.

      Its adviser strives to keep the assets of the Fund fully invested at all times, except as required to meet expected liquidity needs.

      EQUITY INCOME STYLE. The Equity Income Fund is managed by its adviser using Equity Income Style. Equity Income Style investment philosophy is premised on the belief that a diversified portfolio of stocks with an above average yield can provide long-term returns, higher than that of the S&P 500 Index (the "S&P 500") and with less volatility.

      This style utilizes a "low volatility" approach to stock selection, focusing on tested factors of fundamental stock valuation. Volatility is reduced through selecting stocks with Beta Coefficient ("Beta") of less than 1.0 (Beta is a measurement of volatility relative to the stock market as a whole, which has a Beta of 1.0). The Equity Income Style seeks to maintain a yield on the portfolio of at least 50% higher than the dividend yield for the S&P 500. Its adviser reduces risk by investing in both common stocks and convertible securities.

      Equity Income Style stock selection process begins with a team of in-house research specialists aided by a computerized screening process. Starting with a 2000 company universe, stocks must first pass a rigorous screening process that selects companies with a yield only one-third less than the S&P 500 and market capitalization greater than $500 million. Often stocks with below average yields grow faster than those with average yields. Therefore, over time, a portfolio may earn more income by purchasing stocks with below average yields. Stocks are then ranked relative to other stocks within their industry.

      A more sophisticated screening process is then applied to the universe. Each company is ranked based on the following factor weightings: (i) market style analyzes correlations between crucial stock characteristics (price/book ratios, dividends yields, and return on assets) and price performance; (ii) Insider Trading looks at filings with the SEC and evaluates them by title, date, transaction size and historical performance; (iii) Earnings Expectations evaluates changes in annual earnings estimates and quarterly earnings surprises, and (iv) Price Momentum monitors relative price strength with short term under performance. The final portfolio of approximately 70 issues is constructed by the Equity Income Style Group senior portfolio managers working closely with in-house industry specialists, as well as expert Wall Street sources.

      INTERNATIONAL EQUITY INCOME STYLE. The International Equity Fund is managed by its adviser using International Equity Style. International Equity Income Style investment philosophy is premised on the belief that a diversified portfolio of equity securities of established, non-United States issuers can provide long-term growth of capital and income.

      This style focuses on the country selection process by utilizing macroeconomic forecasts to identify areas of the world which will exhibit relatively strong growth within the context of a modest inflation and low interest rate environment. The political factors and market liquidity constraints which can affect stock market valuations are also taken into consideration by its adviser prior to making stock selections.

      The stock selection process begins with the elimination of equity securities with a market capitalization of less than $250 million. The next step in the process is the ranking of each country and industry sector by relative price/earnings ratio using an historical range of not less than ten years from an universe of approximately 1000 stocks. In addition to the relative historical price/earnings ratio the portfolio managers also employ a fundamental analysis of growth opportunities, management and future direction of these stocks.

      The International Equity Fund is a dollar-denominated mutual fund and therefore, consideration is given to hedging part or all of the portfolio back to U.S. dollars from international currencies. All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis (purchasing power parity is a method for determining the relative purchasing power of different currencies by comparing the amount of each currency required to purchase a typical bundle of goods and services to domestic markets) and an estimation of short-term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

      EMERGING MARKETS AND PACIFIC GROWTH FUNDS STYLE. The Emerging Markets and Pacific Growth Funds utilize an investment philosophy that emphasizes investment in reasonably priced growth stocks. This philosophy assumes that superior earnings growth will lead to greater investment returns. In the case of global or international portfolios this philosophy concentrates on stock selection and asset allocation aimed at strategically overweighting growing markets while avoiding those with less possibility of appreciation. This investment approach is designed to add value while also providing diversification to minimize risk.

      Gartmore selects stocks for its portfolios using rigorous stock selection criteria. Their analysis is designed to discover securities which demonstrate a potential for above market earnings growth rates while maintaining reasonable valuation levels and whose parent corporations show strong balance sheets and quality management. In order to ascertain these facts, Gartmore representatives make on site inspections of the companies under review, as well as their competitors, suppliers and customers.

      The allocation of assets is determined by portfolio managers based on both qualitative and quantitative research. This research includes the identification of investment themes, political and economic trends, price/earnings ratios, real interest rates and earnings growth projections. These factors determine economic, market, interest rate and currency forecasts which are, in turn, used to determine regional allocations.

      Utilizing the investment strategy set forth above, Nations Emerging Markets Fund invests in securities of companies located in emerging market countries. These countries include, but are not limited to: Argentina, Brazil, Chile, China, Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, The Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, and Turkey.

      GLOBAL GOVERNMENT INCOME FUND STYLE. The Global Government Income Fund bases its investment decisions on an analysis of longer term economic trends which are believed to be key to successful fixed income investing. This tendency to take into account long term economic trends is coupled with the practice of investing primarily in investment grade government securities which minimize the investor's credit risk.

      This investment policy is effected by carefully analyzing interest rate forecasts and currency movements for various markets and using this information to determine regional allocations. These allocations are then adjusted to reflect the portfolio manager's perception of the most favorable markets and issuers. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the portfolio's management in determining whether to increase or decrease the emphasis placed on a particular country or type of security.

ADMINISTRATOR AND CO-ADMINISTRATOR

      The  Company  has  retained  Stephens  Inc.   ("Administrator")  as  the
administrator   and  First  Data   Investors   Services   Group,   Inc.   (the
"Co-Administrator") as the co-administrator of the LifeGoal Portfolios.

      The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively, each of which was approved by the Board of Directors on July 10, 1996. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, an administrative fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.

      Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the LifeGoal Portfolios,
(ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Company, (iii) furnish corporate secretarial services to the Company, including coordinating the preparation and distribution of materials for Board of Directors meetings, (iv) coordinate the provision of legal advice to the Company with respect to regulatory matters, (v) coordinate the preparation of reports to the Company's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Company by the Co-Administrator, the Transfer Agents and the Custodians, and (vii) generally assist in all aspects of the Company's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Company for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

      Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the LifeGoal Portfolios, (ii) compute each Portfolio's net asset value and net income, (iii) accumulate information required for the Company's reports to shareholders and the SEC, (iv) prepare and file the Company's federal and state tax returns, (v) perform monthly compliance testing for the Company, and (vi) prepare and furnish the Company monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

      The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Directors, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the non-assigning party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the LifeGoal Portfolios or to their shareholders except in the case of the Administrator's or Co-Administrator's respective willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      The dollar amount of combined administration fees paid to Stephens and First Data for the period ended March 31, 1997 was as follows:


                                       Net
                                       Administration   Administration Fees
                                       Fees             Voluntarily Waived


LifeGoal Growth Portfolio                  $ 4,959              $0
LifeGoal Balanced Growth Portfolio           4,959               0
LifeGoal Income and Growth Portfolio         4,959               0


DISTRIBUTOR

      Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the LifeGoal Portfolios.

      At a meeting held on July 10, 1996, the Board of Directors selected Stephens Inc. as Distributor, and approved a distribution agreement ("Distribution Agreement") with the Distributor. Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the LifeGoal Portfolios on a continuous basis and transmits purchase and redemption orders that its receives to the Company or the Transfer

Agent (as defined under the caption "Transfer Agents and Custodian"). Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the LifeGoal Portfolios, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act.

      The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Directors or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of a LifeGoal Portfolio and (ii) a majority of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Portfolio, without penalty, on 60 days' notice by the Board of Directors, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such LifeGoal Portfolio, or by the Distributor.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS FOR INVESTOR SHARES

      INVESTOR A SHARES

      The Company has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each LifeGoal Portfolio's Investor A Shares. The Investor A Plan provides that each LifeGoal Portfolio may pay the Distributor or banks, broker/dealers or other financial institutions that offer shares of the Fund and that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") or a Shareholder Servicing Agreement with the Company ("Servicing Agents"), up to 0.25% (on an annualized basis) of the average daily net asset value of such LifeGoal Portfolio.

      Payments under the Investor A Plan may be made to the Distributor for reimbursements of distribution-related expenses actually incurred by the Distributor, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Investor A Plan, or to Servicing Agents that have entered into a Shareholder Servicing Agreement with the Company for providing shareholder support services to their customers ("Customers") which hold of record or beneficially Investor A Shares of a Fund. Such shareholder support services provided by Servicing Agents to holders of Investor A Shares of the LifeGoal Portfolios may include (i) aggregating and processing purchase and redemption requests for Investor A Shares from their Customers and transmitting promptly net purchase and redemption orders to the Company's distributor or transfer agent; (ii) providing their Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of their Customers; (iv) providing information periodically to their Customers showing their positions in Investor A Shares; (v) arranging for bank wires; (vi) responding to their Customers' inquiries concerning their investment in Investor A Shares; (vii) providing subaccounting with respect to Investor A Shares beneficially owned by their Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their Customers; (ix) forwarding to their Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent the Selling Agent is permitted to do so under applicable statutes, rules or regulations.

      Expenses incurred by the Distributor pursuant to the Investor A Plan in any given year may exceed the sum of the fees received under the Investor A Plan. Any such excess may be recovered by the Distributor in future years so long as the Investor A Plan is in effect. If the Investor A Plan were terminated or not continued, a LifeGoal Portfolio would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the LifeGoal Portfolio.

      For the fiscal period ended March 31, 1997, no fees were paid to the Distributor in connection with Investor A Shares of the Portfolios.

      INVESTOR B SHARES

      The Directors of the Company have approved a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act for the Investor B Shares of the LifeGoal Portfolios (the "Investor B Plan"). Pursuant to the Investor B Plan, each Portfolio may pay the Distributor for certain expenses that are incurred in connection with the distribution of shares. Payments under the Investor B Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of Investor B Shares of a Portfolio. Payments to the Distributor pursuant to the Investor B Plan will be used (i) to compensate Selling Agents for providing sales support assistance relating to Investor B Shares, (ii) for promotional activities intended to result in the sale of Investor B Shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor B Shares. Currently, substantially all fees paid pursuant to the Investor B Plan are paid to compensate Selling Agents for providing the services described in
(i) and (iii) above, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor B Shares. Fees received by the Distributor pursuant to the Investor B Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

      Pursuant to the Investor B Plan, the Distributor may enter into Sales Support Agreements with Selling Agents for providing sales support services to their Customers who are the record or beneficial owners of Investor B Shares of the LifeGoal Portfolios. Such Selling Agents will be compensated at the annual rate of up to 0.75% of the average daily net asset value of the Investor B Shares of the LifeGoal Portfolios held of record or beneficially by such Customers. The sales support services provided by Selling Agents may include providing distribution assistance and promotional activities intended to result in the sales of shares such as paying for the preparation, printing and distribution of prospectuses to other than current shareholders.

      Fees paid pursuant to the Investor B Plan are accrued daily and paid monthly, and are charged as expenses of the relevant shares of a LifeGoal Portfolio as accrued. Expenses incurred by the Distributor pursuant to the Investor B Plan in any given year may exceed the sum of the fees received under the Investor B Plan and payments received pursuant to contingent deferred sales charges. Any such excess may be recovered by the Distributor in future years so long as the Investor B Plan is in effect. If the

Investor B Plan were terminated or not continued, a LifeGoal Portfolio would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the LifeGoal Portfolio or recovered through contingent deferred sales charges.

In addition, the Directors have approved a Shareholder Servicing Plan ("Servicing Plan") with respect to the Investor B Shares of the LifeGoal Portfolios (the "Investor B Servicing Plan"). Pursuant to the Investor B Servicing Plan, each LifeGoal Portfolio may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with Nations Fund ("Servicing Agents") for certain expenses that are incurred by the Servicing Agents in connection with shareholder support services that are provided by the Servicing Agents. Payments under the Investor B Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the LifeGoal Portfolios' Investor B Shares. The shareholder services provided by the Servicing Agents may include (i) aggregating and processing purchase and redemption requests for such Investor B Shares from Customers and transmitting promptly net purchase and redemption orders to the Company's distributor or transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Investor B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor B Shares; (vii) providing subaccounting with respect to such Investor B Shares beneficially owned by Customers or providing the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent the Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      For the fiscal period ended March 31, 1997, no fees were paid to the Distributor in connection with Investor B Shares of the Portfolios, as the shares were not yet in service.

      INVESTOR C SHARES

      The Directors of the Company have approved a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act for the Investor C Shares of the LifeGoal Portfolios (the "Investor C Plan"). Pursuant to the Investor C Plan, each Portfolio may pay the Distributor for certain expenses that are incurred in connection with the distribution of shares. Payments under the Investor C Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of Investor C Shares of a Portfolio. Payments to the Distributor pursuant to the Investor C Plan will be used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares, (ii) for promotional activities intended to result in the sale of Investor C Shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Investor C Plan are paid to compensate Selling Agents for providing the services described in
(i) and (iii) above, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor C Shares. Fees received by the Distributor pursuant to the Investor C Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

      Pursuant to the Investor C Plan, the Distributor may enter into Sales Support Agreements with Selling Agents for providing sales support services to their Customers who are the record or beneficial owners of Investor C Shares of the LifeGoal Portfolios. Such Selling Agents will be compensated at the annual rate of up to 0.75% of the average daily net asset value of the Investor C Shares of the LifeGoal Portfolios held of record or beneficially by such Customers. The sales support services provided by Selling Agents may include providing distribution assistance and promotional activities intended to result in the sales of shares such as paying for the preparation, printing and distribution of prospectuses to other than current shareholders.

      Fees paid pursuant to the Investor C Plan are accrued daily and paid monthly, and are charged as expenses of the relevant shares of a Fund as accrued. Expenses incurred by the Distributor pursuant to the Investor C Plan in any given year may exceed the sum of the fees received under the Investor C Plan and payments received pursuant to contingent deferred sales charges. Any such excess may be recovered by the Distributor in future years so long as the Investor C Plan is in effect. If the Investor C Plan were terminated or not continued, a LifeGoal Portfolio would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the LifeGoal Portfolio or recovered through contingent deferred sales charges.

      In addition, the Directors have approved a Shareholder Servicing Plan ("Servicing Plan") with respect to the Investor C Shares of the LifeGoal Portfolios (the "Investor C Servicing Plan"). Pursuant to the Investor C Servicing Plan, each LifeGoal Portfolio may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with Nations Fund ("Servicing Agents") for certain expenses that are incurred by the Servicing Agents in connection with shareholder support services that are provided by the Servicing Agents. Payments under the Investor C Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the LifeGoal Portfolios' Investor C Shares. The shareholder services provided by the Servicing Agents may include (i) aggregating and processing purchase and redemption requests for such Investor C Shares from Customers and transmitting promptly net purchase and redemption orders to the Company's distributor or transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor C Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Investor C Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor C Shares; (vii) providing subaccounting with respect to such Investor C Shares beneficially owned by Customers or providing the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent the Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      For the fiscal period ended March 31, 1997, no fees were paid to the Distributor in connection with Investor C Shares of the Portfolios.

INFORMATION APPLICABLE TO INVESTOR A, INVESTOR B AND INVESTOR C SHARES

      The Investor A Plan, the Investor B Plan, the Investor B Servicing Plan, the Investor C Plan and the Investor C Servicing Plan, (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Plans is subject to, among other things, the National Association of Securities Dealers, Inc.'s ("NASD") Conduct Rules governing receipt by NASD members of shareholder servicing plan fees from registered investment companies (the "NASD Servicing Plan Rule"), which became effective on July 7, 1993. Such compensation shall only be paid for services determined to be permissible under the NASD Servicing Plan Rule.

      Each Plan requires the officers of the Company or the Distributor to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

      As required by Rule 12b-1 under the 1940 Act, each Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on July 10, 1996 (except for the Investor B Plan and Investor B Servicing Plan, approved on June 4,
1997). The Plans continue in effect as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

      In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that each Plan will benefit the respective Investor A, Investor B or Investor C Shares and the holders of such shares. The Plans have been approved by the initial shareholder.

      Each Plan may be terminated with respect to its shares by vote of a majority of the Qualified Directors or by vote of a majority of holders of its outstanding voting securities. Any change in a Plan that would increase materially the distribution expenses paid by the Investor A, Investor B or Investor C Shares requires shareholder approval; otherwise, each Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. The Investor B Servicing Plan and Investor C Servicing Plan may be terminated by a vote of a majority of the Qualified Directors. As long as a Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

      Conflict of interest restrictions may apply to the receipt by Selling, and/or Servicing Agents of compensation from Nations Fund in connection with the investment of fiduciary assets in Investor Shares. Selling and/or Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC or the Department of Labor, are urged to consult their legal advisers before investing such assets in Investor Shares.

SHAREHOLDER ADMINISTRATION PLAN (PRIMARY B SHARES)

      As stated in the Prospectus describing the Primary B Shares, the Company has a separate Shareholder Administration Plan (the "Administration Plan") with respect to such shares. Pursuant to the Administration Plan, the Company may enter into agreements ("Administration Agreements") with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of Primary B Shares ("Servicing Agents"). The Administration Plan provides that pursuant to the Administration Agreements, Servicing Agents shall provide the shareholder support services as set forth therein to their Customers who may from time to time own of record or beneficially Primary B Shares in consideration for the payment of up to 0.60% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding an Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services; and (xii) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

      The Administration Plan also provides that in no event may the portion of the shareholder administration fee that constitutes a "service fee," as the term is defined in the NASD Servicing Plan Rule, exceed 0.25% of the average daily net asset value of the Primary B Shares of a Portfolio. In addition, to the extent any portion of the fees payable under the Plan is deemed to be for services primarily intended to result in the sale of LifeGoal Portfolio Primary B Shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act. Such Plan shall continue in effect as long as the Board of Directors, including a majority of the Qualified Directors, specifically approves the Plan at least annually.

EXPENSES

      The Administrator and/or Co-Administrator furnishes, without additional cost to the Company, the services of the Treasurer and Secretary of the Company and such other personnel (other than the personnel of the Adviser or Sub-Adviser) as are required for the proper conduct of the Company's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Company's Shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Plans relating to the Investor A, Investor B and Investor C Shares of each LifeGoal Portfolio, sales-related expenses incurred by the Distributor may be reimbursed by the Company.

      The Company pays, or causes to be paid, all other expenses of the Company, including without limitation: the fees of the Adviser, the Sub-Adviser, the Administrator and Co-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company; brokerage commissions chargeable to the Company in connection with fund securities transactions to which the Company is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Company to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the

Company and its shares with the SEC and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Company (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Company's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Company's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relative to the Company; membership dues of industry associations; interest payable on Company borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operation unless otherwise explicitly assumed by the Adviser (and/or the Sub-Adviser), the Administrator or Co-Administrator. The Adviser, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, included those listed above, except for taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees.

      Expenses of the Company which are not directly attributable to the operations of any class of shares of LifeGoal Portfolio are pro-rated among all classes of shares of LifeGoal Portfolios of the Company based upon the relative net assets of each class or LifeGoal Portfolio. Expenses of the Company which are not directly attributable to a specific class of shares but are directly attributable to a specific LifeGoal Portfolio are prorated among all the classes of shares of such LifeGoal Portfolio based upon the relative net assets of each such class of shares. Expenses of the Company which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

TRANSFER AGENTS AND CUSTODIANS

      First Data Investors Services Group, Inc., a wholly owned subsidiary of First Data Corporation, is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, and serves as transfer agent (the "Transfer Agent") for the Company's Primary Shares and Investor Shares. Under a transfer agency agreement, the Transfer Agent maintains shareholder account records for the Company, handles certain communications between shareholders and the Company, distributes dividends and distributions payable by the Company to shareholders, produces statements with respect to account activity for the Company and its shareholders for these services.

      NationsBank of Texas, N.A. serves as custodian (the "Custodian") for the portfolio securities (except for shares of underlying Nations Funds) and cash of the LifeGoal Portfolios. Except with respect to shares of underlying NationsFunds, the Custodian maintains custody of the LifeGoal Portfolios' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the LifeGoal Portfolios for payments of dividends, distributions and redemptions, endorses and collects on behalf of the LifeGoal Portfolios all checks, and receives all dividends and other distributions made on securities owned by the LifeGoal Portfolios. The Company maintains direct custody of the LifeGoal Portfolios' shares of underlying Nations Funds.

                       INDEPENDENT ACCOUNTANT AND REPORTS

      The Board of Directors has selected Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 as the Company's independent accountant to audit the Company's books and review the Company's tax returns for the LifeGoal Portfolios' fiscal years ending on and after March 31, 1997.

      The Annual Report for the fiscal period ended March 31, 1997, is hereby incorporated by reference in this SAI. The Annual Report will be sent free of charge with this SAI to any shareholder who requests this SAI.


                                     COUNSEL

      Morrison & Foerster LLP serves as legal counsel to the Company. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

PENDING LEGAL PROCEEDINGS

      A purported class action lawsuit against, among others, Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the Nations Government Securities Fund, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens Inc. (Case No. 94-995-Civ.-T-23E). As relevant to Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the fund and making untrue statements of material fact and omitting to state material facts in connection with sales of shares of the fund. Plaintiffs further allege that, among other things, defendants concealed the risks associated with the fund by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.

                      ADDITIONAL INFORMATION ON PERFORMANCE

      Yield information and other performance information for the Company's LifeGoal Portfolios may be obtained by calling the Company at (800) 321-7854.

      From time to time, the yield and total return of a LifeGoal Portfolio's Investor Shares and Primary Shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Each LifeGoal Portfolio of the Company also may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising materials and sales literature. Performance information is available by calling 1-800-321-7854 with respect to Investor Shares and 1-800-621-2192 with respect to Primary Shares.

      The international investment philosophy of certain of the underlying Nation Funds is based on the premise that significant opportunities exist outside of the United States. In fact, two-thirds of the world's investment opportunities are outside of the United States and foreign stock markets have consistently outperformed the U.S. stock market. Adding foreign stocks to a domestic portfolio can help reduce risk and lower portfolio volatility because world markets do not move in sync. From time to time, the LifeGoal Portfolios might point out these opportunities and the differences that exist through investing in overseas countries in marketing materials that reference underlying Nations Funds.

YIELD CALCULATIONS

      The yield of the Primary Shares and Investor Shares of the LifeGoal Portfolios is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a share of such classes at the end of the period. Yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

            Yield = 2[(a-b + 1)6 1]
                  cd

Where:    a  =     dividends and interest earned during the period
          b  =     expenses accrued for the period (net of reimbursements)

          c  =     average daily number of shares outstanding during the
                   period that were entitled to receive dividends

          d  =     maximum offering price per share on the last day of
                   the period

      For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

      Income calculated for the purposes of calculating a LifeGoal Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a LifeGoal Portfolio may differ from the rate of distributions a LifeGoal Portfolio paid over the same period or the rate of income reported in the LifeGoal Portfolios' financial statements.

TOTAL RETURN CALCULATIONS

      Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Portfolio. The LifeGoal Portfolios' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC.

      Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

Where:    P    =     a hypothetical initial payment of $1,000

          T    =     average annual total return

          n    =     number of years

          ERV  =     ending redeemable value at the end of the period of a
                     hypothetical $1,000 payment made at the beginning of such period


      This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

      Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          CTR  =     (ERV-P) 100
                         P

Where:    CTR  =     Cumulative total return

          ERV  =     ending redeemable value at the end of the period of a
                     hypothetical $1,000 payment made at the beginning of such period

          P    =     initial payment of $1,000.


      This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

      For the fiscal period ended March 31, 1997, the average annual total return for the Portfolios of the Company was as follows:

                                   Average Annual Total Return
                                          Period Ended
                                             3/31/97
                                             -------

(a) Growth Portfolio
      Primary A Shares                        2.10%
      Primary B Shares                          N/A
      Investor A Shares                       2.05%
      Investor B Shares                         N/A
      Investor C Shares                       2.01%

(b) Balanced Growth Portfolio

      Primary A Shares                        0.90%
      Primary B Shares                          N/A
      Investor A Shares                       0.86%
      Investor B Shares                         N/A
      Investor C Shares                       0.85%

(c) Income and Growth Portfolio
      Primary A Shares                        2.59%
      Primary B Shares                          N/A
      Investor A Shares                       2.54%
      Investor B Shares                         N/A
      Investor C Shares                       2.54%



      The Primary Shares and Investor Shares of the LifeGoal Portfolios may also quote their distribution rates, which express the historical amount of income dividends paid to their shareholders during a three-month period as a percentage of the maximum offering price per share on the last day of such period.

      The performance figures of the LifeGoal Portfolios as described above will vary from time to time depending upon market and economic conditions, the composition of their portfolios and operating expenses. These factors should be considered when comparing the performance figures of the LifeGoal Portfolios with those of other investment companies and investment vehicles.

      The LifeGoal Portfolios may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the LifeGoal Portfolios may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a LifeGoal Portfolio may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a LifeGoal Portfolio.

                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment grade securities.

        AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

        BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

        Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bond which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

        AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

        AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

        A - Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

        BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

        AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

        AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

        A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

        MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

        MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

        SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

        SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of LifeGoal Funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation.
Nevertheless, timely payment is expected.

The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes that the securities are investment grade:

        F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

        F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

        AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

        AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

        A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

        BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

        TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

        TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

        TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

        TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"):

        AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

        AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

        A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

        BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

The following summarizes the three highest short-term debt ratings used by IBCA:

      A-1+     Where issues possess a particularly strong credit feature.

      A-1 Obligations supported by the highest capacity for timely repayment.

      A-2      Obligations supported by a good capacity for timely repayment.

                          NATIONS LIFEGOAL FUNDS, INC.
                         FILE NOS. 333-09703; 811-07745

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a)   Financial Statements:

      Included in Part B:

      Audited Financial Statements for LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio:

            Schedule of Investments for March 31, 1998
            Statements of Assets and Liabilities for March 31, 1998
            Statements of Operations for the fiscal period ended March 31, 1998 Statements of Changes in Net Assets for period ended March 31, 1998 Notes to Financial Statements
            Report of Public Accountants dated May 15, 1998

      Included in Part C:

      Consent of Independent Accountants

(b) Exhibits

Exhibit
Number               Description

(1) Articles of Incorporation, dated July 3, 1996 is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(1)(b) Form of Articles of Amendment is incorporated by reference to Pre-Effective Amendment No. 1, filed October 9, 1996

(2) By-Laws, dated July 10, 1996 is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(3)       Not Applicable

(4)       None

(5)(a) Form of Investment Advisory Agreement between Nations LifeGoal Funds, Inc. and NationsBanc Advisors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1, filed October 9, 1996

(5)(b) Form of Sub-Advisory Agreement with NationsBanc Advisors, Inc., TradeStreet Investment Associates, Inc. and Nations LifeGoal Funds, Inc. on behalf of LifeGoal Growth Fund, LifeGoal Balanced Growth Fund and LifeGoal Income and Growth Fund is incorporated by reference to Pre-Effective Amendment No. 1, filed October 9, 1996

(6)(a) Form of Distribution Agreement between Stephens Inc. and Nations LifeGoal Funds, Inc. is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(6)(b) Form of Sales Support Agreement is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(6)(c) Form of Shareholder Servicing Agreement is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(7)       Deferred Compensation Plan, to be filed by Amendment.

(8) Form of Custody Agreement between Nations LifeGoal Funds, Inc. and NationsBank of Texas, N.A. is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(9)(a)    Transfer Agency Agreement, to be filed by Amendment

(9)(b) Form of Amendment to Transfer Agency and Services Agreement is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996

(9)(c) Supplement to Transfer Agency and Services Agreement, to be filed by Amendment

(9)(d)    Sub-Transfer Agency and Services Agreement, to be filed by Amendment

(9)(e) Form of Amendment to Sub-Transfer Agency and Services Agreement is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996

(9)(f) Form of Administration Agreement between Stephens Inc. and Nations LifeGoal Funds, Inc. is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996

(9)(g) Form of Co-Administration Agreement between First Data Investor Services Group, Inc. and Nations LifeGoal Funds, Inc. is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996

(10)      Opinion and Consent of Counsel, filed herewith

(11) Consent of Independent Accountants -- PricewaterhouseCoopers LLP filed herewith.

(12)      Not Applicable

(13)      Not Applicable

(14)      Not Applicable

(15)(a) Form of Shareholder Servicing and Distribution Plan, Investor A Shares, is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(15)(b) Form of Shareholder Servicing Plan, Investor C Shares is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(15)(c) Form of Distribution Plan, Investor C Shares is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(15)(d) Form of Shareholder Administration Plan, Primary B Shares is incorporated by reference to the Registration Statement on Form N1-A, filed on August 7, 1996

(16)      Schedule for Computation of Performance Data, to be filed by Amendment

(17)      Not Applicable

(18) Rule 18f-3 Multi-Class Plan is incorporated by reference to Pre-Effective Amendment No. 1, filed October 9, 1996

Item 25. Persons Controlled or Under Common Control with Registrant.

         No person is controlled by or under common control with Registrant.

Item 26. Number of Holders of Securities.

    The following information is as of July 1, 1998.
                                                           Number of
            Title of Class                              Record Holders
------------------------------------                    --------------
LifeGoal Growth Portfolio               -Investor A         334
                                        -Investor B         512
                                        -Investor C          48
                                        -Primary A            5
                                        -Primary B            2

LifeGoal Balanced Growth Portfolio      -Investor A          86
                                        -Investor B         205
                                        -Investor C          18
                                        -Primary A            5
                                        -Primary B            1

LifeGoal Income and Growth
Portfolio                               -Investor A          20
                                        -Investor B          67
                                        -Investor C          11
                                        -Primary A            5
                                        -Primary B            1
Item 27.  Indemnification.

         The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

         (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's Bylaws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such Bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

         (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

         Under the terms of Maryland Corporation Law and the Registrant's Charter and ByLaws, incorporated by reference as Exhibits (1) and (2) hereto, provides for the indemnification of Registrant's directors and employees. Indemnification of Registrant's principal underwriter, custodian, and transfer agent is provided for respectively, in the Registrant's: Administration Agreement with Stephens Inc.; Co-Administration Agreement with First Data Investor Services Group, Inc.; Distribution Agreement with Stephens Inc.; Custody Agreement with NationsBank of Texas, N.A.; and Transfer Agency Agreement with First Data Investor Services Group, Inc.

Item 28.  Business and Other Connections of Investment Adviser.

      (a) To the knowledge of Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios, or TradeStreet, the sub-investment adviser, except as set forth in the Forms ADV referenced below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

      (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

      (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form ADV filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).


Item 29.  Principal Underwriters.

    (a) Stephens Inc. is the distributor and principal underwriter for Nations LifeGoal Funds, Inc. Stephens Inc. does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund, Inc., Nations Fund Trust, Nations Annuity Trust, Nations Fund Portfolios Inc., Nations Institutional Reserves, the Overland Express Funds, Inc., MasterWorks Funds Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Nations Balanced Target Maturity Fund, Inc., closed-end management investment companies.

    (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 501-15510).

    (c) Not applicable.

Item 30.  Location of Accounts and Records.

    (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

    (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Sub-Adviser).

    (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor and as Administrator).

    (4) First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent).

    (5) NationsBank, N.A. 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent and Custodian).

Item 31.  Management Services

         Not Applicable.

Item 32.  Undertakings.

    (a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to shareholder communications.

    (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 29th day of July, 1998.

                     NATIONS LIFEGOAL FUNDS, INC.


                     By:             *
                         --------------------------------
                            A. Max Walker
                            President and Chairman of the Board of Directors

                     By:   /s/ Richard H. Blank, Jr.
                            Richard H. Blank, Jr.
                          * Attorney-in-Fact

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                      TITLE                     DATE

           *                      President and Chairman           July 29, 1998
--------------------------      of the Board of Directors
(A. Max Walker)               (Principal Executive Officer)


           *                       Treasurer                       July 29, 1998
--------------------------      Vice President
(Richard H. Rose)           (Principal Financial and
                                Accounting Officer)

           *                       Director                        July 29, 1998
--------------------------
(Edmund L. Benson, III)

           *                       Director                        July 29, 1998
--------------------------
(James Ermer)

           *                       Director                        July 29, 1998
--------------------------
(William H. Grigg)

           *                       Director                        July 29, 1998
--------------------------
(Thomas F. Keller)

           *                       Director                        July 29, 1998
--------------------------
(Carl E. Mundy, Jr.)

           *                       Director                        July 29, 1998
--------------------------
(Charles B. Walker)

           *                       Director                        July 29, 1998
--------------------------
(Thomas S. Word)

           *                       Director                        July 29, 1998
--------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
     Richard H. Blank, Jr.
     *Attorney-in-Fact

                                INDEX TO EXHIBITS

EXHIBIT NUMBER          DESCRIPTION OF EXHIBITS

EX-27.011   Financial Data Schedules - LifeGoal Balanced Growth Portfolio -
            Primary A

EX-27.012   Financial Data Schedules - LifeGoal Balanced Growth Portfolio -
            Primary B

EX-27.013   Financial Data Schedules - LifeGoal Balanced Growth Portfolio -
            Investor A

EX-27.014   Financial Data Schedules - LifeGoal Balanced Growth Portfolio -
            Investor B

EX-27.015   Financial Data Schedules - LifeGoal Balanced Growth Portfolio -
            Investor C

EX-27.021   Financial Data Schedules - LifeGoal Growth Portfolio - Primary A

EX-27.022   Financial Data Schedules - LifeGoal Growth Portfolio - Primary B

EX-27.023   Financial Data Schedules - LifeGoal Growth Portfolio - Investor A

EX-27.024   Financial Data Schedules - LifeGoal Growth Portfolio - Investor B

EX-27.025   Financial Data Schedules - LifeGoal Growth Portfolio - Investor C

EX-27.031   Financial Data Schedules - LifeGoal Income and Growth Portfolio -
            Primary A

EX-27.032   Financial Data Schedules - LifeGoal Income and Growth Portfolio -
            Investor A

EX-27.033   Financial Data Schedules - LifeGoal Income and Growth Portfolio -
            Investor B

EX-27.034   Financial Data Schedules - LifeGoal Income and Growth Portfolio -
            Investor C

EX-99.B10   Opinion of Counsel

EX-99.B11   Opinion of Independent Accountants